UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA	94105
(Address of principal executive offices)	(Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end:	March 31, 2003
Date of reporting period:	September 30, 2003

ITEM 1.	REPORT TO SHAREHOLDERS

WELLS FARGO
FUNDS

Wells Fargo Money Market Funds

Semi-Annual Report

Wells Fargo California Tax-Free Money Market Fund

Wells Fargo Government Money Market Fund

Wells Fargo Minnesota Money Market Fund

Wells Fargo Money Market Fund

Wells Fargo National Tax-Free Money Market Fund

Wells Fargo Treasury Plus Money Market Fund

Well Fargo 100% Treasury Money Market Fund

Class A, Class B

September 30, 2003

WELLS FARGO MONEY MARKET FUNDS

NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

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WELLS FARGO MONEY MARKET FUNDS	SHAREHOLDER LETTER

DEAR VALUED SHAREHOLDER,

We are pleased to provide you with this Wells Fargo Money Market Funds semi-annual report for the six-month period ending September 30, 2003. On the following pages, you will find the money market overview and facts and figures about each Fund’s portfolio.

OVERVIEW OF FINANCIAL MARKETS

Despite attempts by the federal government to boost the economy early in the year, the economy remained mired in weakness early in the reporting period. The Federal Reserve Board (the Fed) cut short-term interest rates from 1.25% to 1% in June, the lowest level in half a century. Still, unemployment continued to rise and a record fiscal year 2003 federal budget deficit loomed on the horizon, suggesting that tax revenues were not growing fast enough to cover government spending.

Market volatility that was caused by uncertainty over the possibility of war in Iraq was followed by uncertainty over the direction and magnitude of changes in Fed policy. Mortgage refinancing and consumer spending activity remained strong despite a back-up in intermediate-term interest rates. Economic growth began picking up steam during the summer, while corporate earnings exceeded expectations. Even employment data began showing improvement in September. Indeed, there were reasons to be optimistic about the U.S. economy as the end of 2003 approached.

WELLS FARGO MONEY MARKET FUNDS

The Fed’s decision to cut interest rates by just a quarter percentage point to 1% at its June 25, 2003 policy meeting brought interest rates down to levels not seen since the 1950s. Unfortunately, the rate cut did not meet investor expectations and interest rates were volatile through the end of the period in reaction to comments from the Fed and changing views on the outlook for economic growth. Despite a challenging environment for investors, the Wells Fargo Money Market Funds achieved their investment objectives of maintaining a stable net asset value.

It is important to remember that no one can accurately predict the future direction of short-term interest rates. We continue to maintain a more prudent investment strategy and do not pursue strategies that seek to boost yield at the expense of safety and liquidity. We believe that the pursuit of additional yield creates volatility that can potentially undermine Fund performance during uncertain markets.

INVESTMENT STRATEGIES IN CHALLENGING TIMES

Investors are counting on reasonably good earnings growth to propel stocks higher during the balance of 2003, overcoming potential hurdles to any future rally created by seemingly “rich” valuations and by upward pressure on interest rates. With pricing power still weak throughout much of the economy, most businesses will rely on further cost cutting to propel margins enough to sustain double-digit earnings growth. Meanwhile, bond investors may insulate portfolios from a potential rise in interest rates by gradually moving away from longer-term securities as well as by investing in high coupon bonds or mortgage-backed securities that hold up better in a rising interest rate environment. Regardless of what lies ahead, investors should continue to follow the fundamentals of investing—asset allocation and diversification—in an effort to achieve their long-term financial goals.

We would like to thank you for choosing Wells Fargo Funds. We appreciate your confidence in us during this uncertain time period. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

1

WELLS FARGO MONEY MARKET FUNDS	MONEY MARKET OVERVIEW

MONEY MARKET OVERVIEW

This report covers the six-month period ended September 30, 2003.

This reporting period can be divided into two distinct segments. During the first three months of the period, interest rates moved lower as slow economic growth led many to believe that the Federal Reserve Board (the Fed) would continue its attempt to spur growth by aggressively lowering short-term interest rates. The second half of the period was characterized by rising interest rates, the result of the Fed’s interest rate cut in June not meeting investor expectations.

PRIME MONEY MARKET SECURITIES

For the first three months of the period, the yield curve flattened. Short-term money market investments (those maturing in less than three months) remained stable, while longer-term money market investments (those maturing in more than thirteen months) declined. By mid-June, the yield on one-year investments had declined 25 basis points to below 1%, while the Federal Funds rate remained near 1.25%. Despite warnings that their expectations were unrealistic, investors continued to expect a 50 basis point reduction in the Federal Funds rate in June. When the rate was lowered only 25 basis points, the market began to re-evaluate its outlook for continued regular rate cuts and the yields on longer-term money market investments began to move higher. By the end of the period, the one-year London Interbank Offered Rate (LIBOR) stood at 1.30% after peaking at 1.50% near the end of August.

The amount of commercial paper outstanding continued to decline during the period, as issuers took advantage of the record low bond yields to extend their debt. The amount of top rated commercial paper outstanding fell by more than 5% during the period, from $1.207 trillion to $1.144 trillion, reflecting a decrease of nearly 20% from the peak of $1.413 trillion in December 2000.

Credit quality also remained a concern during the reporting period. While the pace of downgrades slowed somewhat, accounting issues at some of the Government Sponsored Entities, and questions about corporate governance policies at the New York Stock Exchange, did not help to restore investor confidence in management policies, abilities, and integrity.

U.S. TREASURY SECURITIES

Although the Fed eventually did cut the Federal Funds rate by 25 basis points to 1.00%, Treasury bills had been pricing based on the assumption that there would be a 50 basis point cut. Even the one-year Treasury note traded below 0.90% in the days preceding the June rate cut. These low rates coincided with quarter-end demand pressures in June, causing the short-end of the Treasury market (less than three months) to remain overpriced for an unusually longer period of time than what typically follows a market disappointment. Eventually Treasury bill pricing became more reasonable, and the longer end of the market became relatively cheap. As budget deficit projections ballooned, expectations of a greater supply of Treasury bills and the general expectation of higher interest rates drove the price of Treasury bills into the mid 0.90’s to low 1.00’s.

Over this reporting period, the supply of Treasury bills greatly contracted: the issuance of Treasury bills for the first week of April stood at $72 billion, and declined to $44 billion by the end of the period. While the April issuance was largely due to seasonal factors, Treasury bill issuance did not meet expectations as the period progressed and Treasuries became more expensive. Evidence of this could be seen during September, when the U.S. Treasury Department had to issue cash management bills to cover a temporary cash shortfall early in the month. Continued issuance may point to the need for the Treasury to increase auction size in the coming months.

U.S. GOVERNMENT AGENCY SECURITIES

Spreads between U.S. Government agency offerings and money market securities continued to tighten during the period. Interest rates, concerns over the ability of government agencies to manage interest rate risk, losses in the Federal Home Loan Bank of New York’s bond portfolio, and an accounting scandal at the Federal Home Loan Mortgage Corporation (FHLMC) drove yields on U.S. Government agency securities higher on a relative basis. For a period in June, after the FHLMC accounting issues were made public, FHLMC discount notes traded more cheaply than A-1/P-1 bank commercial paper. Eighteen month floating rate paper from the Federal National Mortgage Association (FNMA) and FHLMC traded at similar discount margins to one-year asset-backed conduit program floaters. The number of callable issues continued to increase, but at a slower pace as rates declined in September. By the end of the period, changes in the regulation of FNMA and FHLMC seemed inevitable (although it may be a long and arduous process).

2

MONEY MARKET OVERVIEW	WELLS FARGO MONEY MARKET FUNDS

TAX-FREE SECURITIES

The number of new municipal issues continued to increase swiftly as issuers found that it was often cheaper to issue variable rate securities than use the swap market to hedge interest rate risk. As variable rates surged to 103% of the one-month LIBOR in mid-April, the vast supply of variable rate demand notes increased, making it somewhat easier to invest the seasonal July cash inflows.

Fixed rate municipal securities were volatile during the reporting period. One-year paper started the period at 1.10% and interest rates plummeted to 0.80% at the peak of note season in late June. California was on the verge of running out of cash, as legislative parties were at odds over approving a budget. Standard and Poor’s was one of the driving forces behind breaking the stalemate by downgrading the state from A to BBB in late July. The price of California Revenue Anticipation Warrants (RAWs) plummeted as their yields skyrocketed from 1.15% to 2.00%.

Texas issued record-breaking Tax and Revenue Anticipation Notes in late August, exceeding municipal demand and splitting the one-year sector into three markets – the general market, the California market, and the Texas market. The one-year municipal securities markets finally settled down in early September as rates hovered near 1.00% for general market paper, 1.10% for Texas paper, and 1.60% for California RAWs.

STRATEGIC OUTLOOK

While the overnight interest rate has been stable, longer money market rates have increased considerably since the mid-point of the reporting period. With the U.S. economy picking up steam and the U.S. dollar weakening overseas, we believe that interest rates may continue to move higher. That increase, when accompanied by outflows from institutional investors, could trigger a challenging period for all money market funds. However, we do not believe that aggressively positioning a money market fund to boost its yield at the risk of jeopardizing its net asset value (NAV) would be appropriate, and we will continue to position the portfolios and select their investments in an ongoing effort to maintain a stable $1.00 NAV.

The views expressed are as of September 30, 2003 and are those of the Funds’ manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Money Market Funds.

3

WELLS FARGO MONEY MARKET FUNDS	MONEY MARKET OVERVIEW

PRIMARY INVESTMENTS*

Wells Fargo Money Market Fund Name	U.S. Treasury Securities	Repurchase Agreements	U.S. Government Obligations	Commercial Paper	Certificates of Deposit/ Bankers Acceptances	Time Deposits	Floating/ Variable Rate Notes/Bonds	Mortgage and Other Asset- Backed Securities	Corporate Notes/ Bonds	Municipal Obligations

100% Treasury	X

Treasury Plus	X	X

Government	X	X	X

Money Market	X	X	X	X	X	X	X	X	X

National Tax-Free										X

Minnesota										X

California Tax-Free										X

*  The chart highlights some of the primary investments that the Funds may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Fund.

4

PERFORMANCE HIGHLIGHTS	WELLS FARGO MONEY MARKET FUNDS

WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET

FUND — CLASS A

INVESTMENT OBJECTIVE

The Wells Fargo California Tax-Free Money Market Fund (the Fund) seeks a high level of income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

FUND MANAGERS

Dave Sylvester

Julio Bonilla

INCEPTION DATE

01/01/92

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	6-Month*	1-Year	5-Year	10-Year

Wells Fargo California Tax-Free Money Market Fund – Class A	0.19	0.49	1.81	2.27

Benchmark

iMoneyNet All State Specific California Money Fund Average[2]	0.25	0.63	2.00	2.67
* Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2003)

7-Day Current Yield	0.39%

7-Day Compound Yield	0.39%

30-Day Simple Yield	0.28%

30-Day Compound Yield	0.28%

FUND CHARACTERISTICS[3] (AS OF SEPTEMBER 30, 2003)

Average Maturity	42 days

Number of Holdings	252

PORTFOLIO COMPOSITION3 (AS OF SEPTEMBER 30, 2003)

MATURITY DISTRIBUTION3 (AS OF SEPTEMBER 30, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s 7-day current yield would have been 0.20%.

Performance shown for the Class A shares of the Wells Fargo California Tax-Free Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

2 The iMoneyNet All State Specific California Money Fund Average is an average of California retail state tax-free and municipal money funds.

3 Portfolio holdings and characteristics are subject to change.

5

WELLS FARGO MONEY MARKET FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO GOVERNMENT MONEY MARKET FUND — CLASS A

INVESTMENT OBJECTIVE

The Wells Fargo Government Money Market Fund (the Fund) seeks high current income, while preserving capital and liquidity.

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

11/16/87

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	6-Month*	1-Year	5-Year	10-Year

Wells Fargo Government Money Market Fund – Class A	0.24	0.65	3.27	3.92

Benchmark

iMoneyNet First Tier Retail Money Fund Average[2]	0.23	0.62	3.59	4.90
*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2003)

7-Day Current Yield	0.45%

7-Day Compound Yield	0.45%

30-Day Simple Yield	0.44%

30-Day Compound Yield	0.44%

FUND CHARACTERISTICS[3] (AS OF SEPTEMBER 30, 2003)

Weighted Average Maturity	58 days

Number of Holdings	108

PORTFOLIO COMPOSITION3 (AS OF SEPTEMBER 30, 2003)

MATURITY DISTRIBUTION3 (AS OF SEPTEMBER 30, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s 7-day current yield would have been 0.45%.

Performance shown for the Class A shares of the Wells Fargo Government Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage U.S. Government Fund (the accounting survivor of a merger of the Norwest Advantage U.S. Government Fund and the Stagecoach Government Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

2 The iMoneyNet First Tier Retail Money Fund Average is an average of non-governmental retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset-backed commercial paper.

3 Portfolio holdings and characteristics are subject to change.

6

PERFORMANCE HIGHLIGHTS	WELLS FARGO MONEY MARKET FUNDS

WELLS FARGO MINNESOTA MONEY MARKET FUND — CLASS A

INVESTMENT OBJECTIVE

The Wells Fargo Minnesota Money Market Fund (the Fund) seeks to provide a high level of income exempt from federal income tax, but not the federal AMT, and Minnesota individual income tax, while preserving capital and liquidity.

FUND MANAGERS

Dave Sylvester

Julio Bonilla

INCEPTION DATE

8/14/00

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	6-Month*	1-Year	Life of Fund

Wells Fargo Minnesota Money Market Fund – Class A	0.16	0.46	1.51

Benchmark

iMoneyNet All State Specific Minnesota Retail Money Fund Average[2]	0.17	0.46	1.53
*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2003)

7-Day Current Yield	0.33%

7-Day Compound Yield	0.33%

30-Day Simple Yield	0.23%

30-Day Compound Yield	0.23%

FUND CHARACTERISTICS[3] (AS OF SEPTEMBER 30, 2003)

Weighted Average Maturity	50 days

Number of Holdings	61

PORTFOLIO COMPOSITION3 (AS OF SEPTEMBER 30, 2003)

MATURITY DISTRIBUTION3 (AS OF SEPTEMBER 30, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. The Fund’s Adviser also has voluntarily waived fees and/or reimbursed expenses, which reduced operating expenses. Actual reductions of operating expenses increased total return to shareholders. Without these reductions, the Fund’s 7-day current yield would have been 0.24%.

2 The iMoneyNet All State Specific Minnesota Retail Money Fund Average consists of only Minnesota retail state tax-free and municipal money funds.

3 Portfolio holdings and characteristics are subject to change.

7

WELLS FARGO MONEY MARKET FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO MONEY MARKET FUND — CLASS A AND CLASS B

INVESTMENT OBJECTIVE

The Wells Fargo Money Market Fund (the Fund) seeks high current income, while preserving capital and liquidity.

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

07/01/92

AVERAGE ANNUAL TOTAL RETURN1(%) (AS OF SEPTEMBER 30, 2003)

	6-Month*	1-Year	5-Year	10-Year

Wells Fargo Money Market Fund – Class A	0.23	0.64	3.31	3.98

Wells Fargo Money Market Fund – Class B	0.07	0.17	2.62	3.29

Benchmark

iMoneyNet First Tier Retail Money Fund Average[2]	0.23	0.62	3.59	4.90

*     Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY CLASS A (AS OF SEPTEMBER 30, 2003)

7-Day Current Yield	0.36%

7-Day Compound Yield	0.36%

30-Day Simple Yield	0.35%

30-Day Compound Yield	0.35%
FUND YIELD SUMMARY CLASS B (AS OF SEPTEMBER 30, 2003)

7-Day Current Yield	0.10%

7-Day Compound Yield	0.10%

30-Day Simple Yield	0.10%

30-Day Compound Yield	0.10%

FUND CHARACTERISTICS[3] (AS OF SEPTEMBER 30, 2003)

Average Maturity	50 days

Number of Holdings	116

PORTFOLIO COMPOSITION3 (AS OF SEPTEMBER 30, 2003)

MATURITY DISTRIBUTION3 (AS OF SEPTEMBER 30, 2003)

The Fund is sold without a front-end sales charge, but the Fund’s Class B shares are subject to a contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. The Fund’s Adviser also has voluntarily waived fees and/or reimbursed expenses, which reduced operating expenses. Actual reductions of operating expenses increased total return to shareholders. Without these reductions, the Fund’s 7-day current yield would have been 0.19% for the Class A shares and 0.00% for the Class B shares. Performance shown for the Class A shares of the Wells Fargo Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Ready Cash Investment Fund, Stagecoach Prime Money Market Fund and the Stagecoach Money Market), its predecessor fund. Performance shown for the Class B shares of the Wells Fargo Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class S shares of the Stagecoach Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Ready Cash Investment Fund, the Stagecoach Prime Money Market Fund and the Stagecoach Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

2 The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

3 Portfolio holdings and characteristics are subject to change.

8

PERFORMANCE HIGHLIGHTS	WELLS FARGO MONEY MARKET FUNDS

WELLS FARGO NATIONAL TAX-FREE MONEY MARKET FUND — CLASS A

INVESTMENT OBJECTIVE

The Wells Fargo National Tax-Free Money Market Fund (the Fund) seeks high current income exempt from federal income taxes, while preserving capital and liquidity.

FUND MANAGERS

Dave Sylvester

Julio Bonilla

INCEPTION DATE

08/03/93

AVERAGE ANNUAL TOTAL RETURN1(%) (AS OF SEPTEMBER 30, 2003)

	6-Month*	1-Year	5-Year	10-Year

Wells Fargo National Tax-Free Money Market Fund – Class A	0.22	0.58	2.13	2.58

Benchmark

iMoneyNet All Tax-Free Money Fund Average[2]	0.26	0.64	2.22	2.83
* Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2003)

7-Day Current Yield	0.47%

7-Day Compound Yield	0.48%

30-Day Simple Yield	0.36%

30-Day Compound Yield	0.36%

FUND CHARACTERISTICS[3] (AS OF SEPTEMBER 30, 2003)

Weighted Average Maturity	37 days

Number of Holdings	316

PORTFOLIO COMPOSITION3 (AS OF SEPTEMBER 30, 2003)

MATURITY DISTRIBUTION3 (AS OF SEPTEMBER 30, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s 7-day current yield would have been 0.47%.

Performance shown for the Class A shares of the Wells Fargo National Tax-Free Money Market Fund for the period prior to July 28, 2003, reflects performance of the Service Class shares of the Wells Fargo National Tax-Free Money Market Fund, adjusted for Class A fees and expenses. Performance shown for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Institutional Class) shares of the Norwest Advantage Municipal Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Municipal Money Market Fund and the Stagecoach National Tax-Free Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

2 The iMoneyNet All Tax-Free Money Fund Average includes tax-free and municipal retail and institutional money funds. It is made up of funds in the National Tax-Free Retail, National Tax-Free Institutional, State-Specific Retail and State-Specific Institutional categories.

3  Portfolio holdings and characteristics are subject to change.

9

WELLS FARGO MONEY MARKET FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO TREASURY PLUS MONEY MARKET FUND — CLASS A

INVESTMENT OBJECTIVE

The Wells Fargo Treasury Plus Money Market Fund (the Fund) seeks current income and stability of principal.

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

10/01/85

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	6-Month*	1-Year	5-Year	10-Year

Wells Fargo Treasury Plus Money Market Fund – Class A	0.26	0.68	3.25	3.95

Benchmark

iMoneyNet Treasury & Repo Retail Money Fund Average[2]	0.21	0.56	3.38	4.65

*     Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2003)

7-Day Current Yield	0.39%

7-Day Compound Yield	0.39%

30-Day Simple Yield	0.38%

30-Day Compound Yield	0.39%

FUND CHARACTERISTICS[3] (AS OF SEPTEMBER 30, 2003)

Weighted Average Maturity	51 days

Number of Holdings	32

PORTFOLIO COMPOSITION3 (AS OF SEPTEMBER 30, 2003)

MATURITY DISTRIBUTION3 (AS OF SEPTEMBER 30, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The U.S. Treasury guarantee applies to the underlying securities and NOT to shares of the Fund.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s 7-day current yield would have been 0.39%.

Performance shown for the Class A shares of the Wells Fargo Treasury Plus Money Market Fund for the periods prior to July 28, 2003, reflects performance of the Service Class shares of the Wells Fargo Treasury Plus Money Market Fund, adjusted for Class A fees and expenses. Performance shown for periods prior to November 8, 1999, reflects performance of the Service Class shares of the Stagecoach Treasury Plus Money Market Fund (the accounting survivor of a merger between the Norwest Advantage Treasury Plus Fund and the Stagecoach Treasury Plus Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the period prior to October 1, 1995, through September 6, 1996, reflects performance of the Pacific American U.S. Treasury Portfolio, the predecessor portfolio. In July 1995, the Pacific American U.S. Treasury Portfolio was renamed the Pacifica Treasury Money Market Fund. Performance shown for periods prior to October 1, 1995, reflects performance of the shares of the predecessor portfolio.

2 The iMoneyNet Treasury & Repo Retail Money Fund Average is an average of retail government funds holding U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.

3 Portfolio holdings and characteristics are subject to change.

10

PERFORMANCE HIGHLIGHTS	WELLS FARGO MONEY MARKET FUNDS

WELLS FARGO 100% TREASURY MONEY MARKET FUND — CLASS A

INVESTMENT OBJECTIVE

The Wells Fargo 100% Treasury Money Market Fund (the Fund) seeks stability of principal and current income that is exempt from most state and local individual income taxes.

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

12/03/90

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	6-Month*	1-Year	5-Year	10-Year

Wells Fargo 100% Treasury Money Market Fund – Class A	0.21	0.60	3.10	3.76

Benchmarks

iMoneyNet Treasury Retail Money Fund Average[2]	0.22	0.63	3.40	4.64

91 Day U.S. Treasury Bill[3]	0.84	1.89	4.54	5.01

*     Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2003)

7-Day Current Yield	0.31%

7-Day Compound Yield	0.31%

30-Day Simple Yield	0.32%

30-Day Compound Yield	0.32%

FUND CHARACTERISTICS[4] (AS OF SEPTEMBER 30, 2003)

Average Maturity	53 days

Number of Holdings	31

PORTFOLIO COMPOSITION4 (AS OF SEPTEMBER 30, 2003)

MATURITY DISTRIBUTION4 (AS OF SEPTEMBER 30, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s 7-day current yield would have been 0.08%.

Performance shown for the Class A shares of the Wells Fargo 100% Treasury Money Market Fund for periods prior to November 8, 1999 reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage Treasury Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

2 The iMoneyNet Treasury Retail Money Fund Average includes only retail funds that hold 100% in U.S. Treasury securities.

3 Estimated monthly return (12th root of annualized discount rate) which is based on the discount rate quoted on the last business day of the month of 91 day U.S. Treasury Bills. These figures are calculated on a 365 day basis.

4 Portfolio holdings and characteristics are subject to change.

11

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Municipal Securities – 99.85%

California – 93.77%

$6,000,000	ABAG Finance Authority For Nonprofit Corporations California Housing Revenue Series A Societe Generale LOC§	1.10%	07/01/2008	$6,000,000

9,865,000	ABAG Finance Authority For Nonprofit Corporations California MFHR Gaia Building Project Series A Collateralized By FNMA§	1.05	09/15/2032	9,865,000

1,150,000	Alameda County CA CTFS Participation Santa Rita Jail Project Lease Revenue Prerefunded 12/01/03 @ 102 MBIA Insured§	5.70	12/01/2014	1,181,779

5,500,000	Alvord CA University School District CTFS Participation Food Services Bridge Funding Program Lease Revenue FSA Insured§	1.05	06/01/2037	5,500,000

4,400,000	Anaheim CA CTFS Participation Lease Revenue AMBAC Insured§	1.00	08/01/2019	4,400,000

3,900,000	Anaheim CA Housing Authority MFHR Collateralized By FNMA§	1.10	07/15/2020	3,900,000

10,244,000	Anaheim CA Housing Authority MFHR Fountain Anaheim Hills Series A Collateralized By FNMA§	1.15	02/15/2033	10,244,000

4,345,000	Anaheim CA Housing Authority MFHR Monterrey Apartments Series B Collateralized By FNMA§	1.10	05/15/2027	4,345,000

6,300,000	Anaheim CA Housing Authority MFHR Sea Wind Apartments Project Series C Collateralized By FNMA§	1.15	07/15/2033	6,300,000

8,160,000	Anaheim CA Public Financing Authority Lease Revenue FSA Insured§	1.13	09/01/2024	8,160,000

37,000,000	Bay Area Toll Authority CA Toll Bridge Revenue San Francisco Bay Area Project Series A AMBAC Insured§	1.00	04/01/2036	37,000,000

4,300,000	Bay Area Toll Authority CA Toll Bridge Revenue San Francisco Bay Area Series B§	1.00	04/01/2029	4,300,000

700,000	Bay Area Toll Authority California Toll Bridge Revenue San Francisco Bay Area Project Series C AMBAC Insured§	1.05	04/01/2037	700,000

11,000,000	Buena Park CA MFHR Walden Glen Apartments Project Series A§	1.15	02/15/2033	11,000,000

13,000,000	California Cities Home Ownership Authority Housing Revenue Lease Purchase Program Project Series A Collateralized By FHLMC§	1.10	09/01/2006	13,000,000

3,000,000	California Communities Housing Finance Agency Lease Revenue Series A Collateralized By FHLMC§	1.10	02/01/2007	3,000,000

2,420,000	California Educational Facilities Authority Revenue CTFS Series 113 General Obligation of University§	1.08	12/01/2027	2,420,000

10,500,000	California Educational Facilities Authority Revenue Loyola Maramount University Series B MBIA Insured§	1.10	10/01/2027	10,500,000

8,290,000	California Educational Facilities Authority Revenue Santa Clara University Series B MBIA Insured§	1.10	02/01/2032	8,290,000

980,000	California HFA Revenue CTFS Series 150 MBIA Insured§	1.13	02/01/2029	980,000

75,000	California HFA Revenue CTFS Series 412 AMBAC Insured§	1.13	08/01/2029	75,000

3,400,000	California HFA Revenue Home Mortgage Series B§	1.28	08/01/2033	3,400,000

5,800,000	California HFA Revenue Home Mortgage Series M§	1.20	08/01/2033	5,800,000

4,415,000	California HFA Revenue Home Mortgage Series U§	1.10	02/01/2017	4,415,000

10,925,000	California HFA Revenue Home Mortgage Series U§	1.14	02/01/2031	10,925,000

31,960,000	California HFA Revenue Home Mortgages FSA Insured§	1.14	02/01/2032	31,960,000

6,800,000	California HFA Revenue Home Mortgages Series F FSA Insured§	1.07	02/01/2034	6,800,000

5,600,000	California HFA Revenue Home Mortgages Series M§	1.20	02/01/2025	5,600,000

1,470,000	California HFA Revenue MBIA Insured§	1.15	08/01/2016	1,470,000

9,100,000	California HFA Revenue MFHR Series D§	1.23	02/01/2031	9,100,000

2,050,000	California HFA Revenue Series 112-A§	1.15	08/01/2026	2,050,000

6,900,000	California HFA Revenue Series F§	1.20	02/01/2033	6,900,000

17,800,000	California HFFA Revenue Adventist Health Systems Series B KBC Bank NV LOC§	1.20	09/01/2025	17,800,000

12

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$2,845,000	California HFFA Revenue CTFS Series 26 FSA Insured§	1.08%	06/01/2022	$2,845,000

7,200,000	California HFFA Revenue Scripps Health Series A Bank One NA LOC§	1.05	10/01/2023	7,200,000

13,155,000	California HFFA Revenue Series A MBIA Insured§	1.20	09/01/2028	13,155,000

8,530,000	California HFFA Revenue Series B MBIA Insured§	1.20	09/01/2028	8,530,000

7,120,000	California HFFA Revenue Series C MBIA Insured§	1.20	09/01/2015	7,120,000

15,500,000	California Infrastructure & Economic Development Bank Revenue J Paul Getty Series D§	1.00	04/01/2033	15,500,000

18,000,000	California Infrastructure & Economic Development Bank Series 2002	0.80	11/19/2003	18,000,000

15,000,000	California Infrastructure & Economic Development Bank Series 2002	0.80	12/09/2003	15,000,000

76,000,000	California School Cash Reserve Program Authority Pool Series A	2.00	07/06/2004	76,632,672

8,300,000	California State Department Water Reserve & Power Supply Revenue Series 764 FSA Insured§	1.08	05/01/2012	8,300,000

29,200,000	California State Department Water Reserve & Power Supply Revenue Series B-1 Bank of New York LOC§	1.20	05/01/2022	29,200,000

24,400,000	California State Department Water Reserve & Power Supply Revenue Series B-4 Bayerische Landesbank LOC§	1.15	05/01/2022	24,400,000

1,900,000	California State Department Water Reserve & Power Supply Revenue Series B-5 Bayerische Landesbank LOC§	1.15	05/01/2022	1,900,000

26,800,000	California State Department Water Reserve & Power Supply Revenue Series C-14 Westdeutsche Landesbank LOC§	1.10	05/01/2022	26,800,000

17,800,000	California State Department Water Reserve & Power Supply Revenue Series C-3 AMBAC Insured§	1.05	05/01/2022	17,800,000

9,000,000	California State Department Water Reserve Center Valley Project Revenue Putters Series 127 FGIC Insured§	1.10	12/01/2022	9,000,000

3,200,000	California State Economic Development Financing Authority Industrial Development Revenue Serra Microchassis Project US Bank NA LOC§	1.20	08/01/2027	3,200,000

2,005,000	California State Economic Development Financing Authority Industrial Development Revenue Serra Mission Project Series A US Bank NA LOC§	1.20	08/01/2027	2,005,000

4,995,000	California State Floater CTFS Series 471X MBIA Insured§	1.13	09/01/2024	4,995,000

9,000,000	California State Floats PA 315 FSA Insured§	1.15	12/01/2003	9,000,000

1,420,000	California State Floats PT 153A§	1.15	12/01/2008	1,420,000

11,500,000	California State Merlots-B 45 Wachovia Bank Insured§	1.09	10/01/2029	11,500,000

10,395,000	California State Public Works Board Lease Revenue CTFS Series 210 AMBAC Insured§	1.08	01/01/2011	10,395,000

19,570,000	California State Public Works Board Lease Revenue CTFS Series D AMBAC Insured§	1.11	12/01/2019	19,570,000

8,875,000	California State Public Works Board Lease Revenue Roc Series II-R-133 AMBAC Insured§	1.11	12/01/2014	8,875,000

4,205,000	California State Public Works Board Lease Revenue Roc Series II-R-160 AMBAC Insured§	1.11	10/01/2012	4,205,000

6,425,000	California State Putters Series 239Z AMBAC Insured§	1.13	12/01/2032	6,425,000

26,400,000	California State Series C-1 Bank of America NA LOC§	1.10	05/01/2033	26,400,000

20,800,000	California Statewide CDA Davis Retirement Care Project§	1.20	11/15/2028	20,800,000

6,400,000	California Statewide CDA MFHR Canyon Country Apartments Series M Collaterlized By FHLMC§	1.15	12/01/2034	6,400,000

6,750,000	California Statewide CDA MFHR Crocker Oaks Apartments Projectseries H Collateralized By FNMA§	1.15	03/15/2034	6,750,000

3,985,000	California Statewide CDA MFHR Granite Oaks Apartments Series R Collateralized By FNMA§	1.15	10/15/2030	3,985,000

13

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$2,160,000	California Statewide CDA MFHR Greenback Manorapartments Series A Collateralized By FHLB§	1.10%	02/01/2028	$2,160,000

17,200,000	California Statewide CDA MFHR IAC Project Series W-1 Bank of America NA LOC§	1.10	08/01/2034	17,200,000

2,800,000	California Statewide CDA MFHR IAC Project Series W-2 Bank of America NA LOC§	1.10	09/15/2029	2,800,000

700,000	California Statewide CDA MFHR IAC Project Series W-3 Bank of America NA LOC§	1.10	04/01/2025	700,000

13,700,000	California Statewide CDA Revenue Childrens Hospital of Los Angeles Series Bambac Insured§	1.00	08/15/2032	13,700,000

9,180,000	California Statewide CDA Revenue CTFS Participation House Ear Institute JP Morgan Chase & Company LOC§	1.20	12/01/2018	9,180,000

1,000,000	California Statewide CDA Revenue Fremont Rideout Health Group Series A AMBAC Insured§	1.15	01/01/2031	1,000,000

10,000,000	California Statewide CDA Revenue Series A AMBAC Insured§	1.00	08/15/2032	10,000,000

37,000,000	California Statewide CDA Revenue TRAN Series A-1 FSA Insured§	2.00	06/30/2004	37,306,351

11,090,000	California Statewide CDA Solid Waste Facilities Revenue Chevron USA Project Chevron Corporation LOC§	1.18	12/15/2024	11,090,000

16,420,000	Camarillo CA MFHR Hacienda de Camarillo Project Collateralized By FNMA§	1.15	10/15/2026	16,420,000

2,400,000	Camarillo CA MFHR Heritage Park Project Series A Collateralized By FNMA§	1.10	07/15/2019	2,400,000

5,000,000	Castaic Union School District California CTFS Participation School Facility Bridge Funding Program FSA Insured§	1.05	09/01/2036	5,000,000

5,100,000	Colton CA Redevelopment Agency CTFS Participation Las Palomas Association Project City National Bank LOC§	1.05	11/01/2015	5,100,000

5,985,000	Compton CA University School District Merlots Series B39 MBIA Insured§	1.09	09/01/2027	5,985,000

7,825,000	Contra Costa County CA Home Mortgage Revenue CTFS Series A§	1.15	12/01/2010	7,825,000

7,000,000	Contra Costa County CA MFHR Delta Square Apartments Project Series H Collateralized By FNMA§	1.10	10/15/2029	7,000,000

745,000	Contra Costa County CA MFHR El Cerrito Royale Project Series A Bank of America LOC§	1.10	12/01/2017	745,000

3,300,000	Contra Costa County CA MFHR Lafayette Town Center Apartments Series I Collateralized By FNMA§	1.15	07/15/2032	3,300,000

1,000,000	Contra Costa County CA MFHR Series B Collateralized By FNMA§	1.10	11/15/2022	1,000,000

32,000,000	Contra Costa County CA TRAN Series A	2.50	11/17/2003	32,043,332

1,550,000	Covina CA Redevelopment Agency MFHR Shadowhills Apartments Series A Collateralized By FNMA§	1.08	12/01/2015	1,550,000

2,390,000	Eagle Tax-Exempt Trust CTF Series 950501 (California State) MBIA Insured§	1.11	02/01/2006	2,390,000

4,000,000	Eagle Tax-Exempt Trust CTF Series 970503 (California State Public Works Board Lease Revenue Series C) AMBAC Insured§	1.11	09/01/2017	4,000,000

4,400,000	Escondido CA Community Development Common CTFS Participation Bank of America NT & SA LOC§	1.10	10/01/2016	4,400,000

21,710,000	Fresno CA Union School District Anticipation Notes	1.10	02/19/2004	21,710,336

6,865,000	Garden Grove CA Housing Authority MFHR Floats PT 1385 Collateralized By GNMA§	1.15	03/23/2006	6,865,000

2,725,000	Golden Gate Bridge Highway & Transportation District Morgan Guaranty Trust Company of New York LOC	0.85	10/08/2003	2,725,000

4,000,000	Hayward CA MFHR Shorewood Series A FGIC Insured§	1.05	08/01/2014	4,000,000

3,700,000	Hayward CA MFHR Tennyson Gardens Apartments Project Series A US Bank NA LOC§	1.20	08/01/2032	3,700,000

14

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$1,000,000	Hemet CA MFHR Sunwest Retirement Series A Collateralized By FHLMC§	1.10%	01/01/2025	$1,000,000

1,760,000	Irvine CA Industrial Revenue Irvine East Investment Company Project Bank of America NA LOC§	1.05	12/01/2005	1,760,000

6,600,000	Irvine Ranch CA Water District CTFS Participation Capital Improvement Project Landesbank Baden LOC§	1.15	08/01/2016	6,600,000

2,000,000	Irvine Ranch CA Water District State Street B&T Company LOC§	1.15	01/01/2021	2,000,000

5,500,000	Lancaster CA Redevelopment Agency MFHR 20Th Street Apartments Project Series C Collateralized By FNMA§	1.10	12/01/2026	5,500,000

4,450,000	Livermore CA Redevelopment Agency MFHR Series 2002A Livermore Apartments Project Bank of America NA LOC§	1.25	11/01/2040	4,450,000

2,135,000	Long Beach CA Harbor Revenue Series 418 FGIC Insured§	1.13	05/15/2020	2,135,000

2,800,000	Long Beach CA Hbr Rev PA 651 FGIC Insured§	1.15	05/15/2019	2,800,000

7,140,000	Los Angeles CA Community Redevelopment Agency MFHR Series A Rowan Lofts Project FNMA Insured§	1.15	12/01/2034	7,140,000

12,000,000	Los Angeles CA Convention & Exhibition Center Authority Lease Revenue Series C1 AMBAC Insured§	0.97	08/15/2021	12,000,000

6,305,000	Los Angeles CA Convention & Exhibition Center Authority Lease Revenue Series D AMBAC Insured§	0.97	08/15/2021	6,305,000

12,000,000	Los Angeles CA Department of Airports Revenue Series C1 Los Angeles International Airport§	1.05	05/15/2020	12,000,000

6,795,000	Los Angeles CA Harbor Department Revenue Transportation Receipts Class F Series 7 MBIA Insured§	1.11	11/01/2026	6,795,000

7,300,000	Los Angeles CA MFHR Broadway Plaza Project Series L§	1.10	12/01/2034	7,300,000

2,500,000	Los Angeles CA MFHR Fountain Park Project Series P§	1.05	04/15/2033	2,500,000

3,700,000	Los Angeles CA MFHR LA Bera Apartment Project Series G Citibank NA LOC§	1.05	12/01/2030	3,700,000

100,000	Los Angeles CA MFHR Loans To Lenders Program Series A FHLB LOC§	1.25	08/01/2026	100,000

5,300,000	Los Angeles CA MFHR Masselin Manor Housing Project Bank of America Nt & SA LOC§	1.10	07/01/2015	5,300,000

9,000,000	Los Angeles CA Union School District COP Multiple Properties Project Series B§	2.25	10/01/2003	9,000,000

18,300,000	Los Angeles CA Union School District Merlots Series A22§	1.09	07/01/2022	18,300,000

5,000,000	Los Angeles CA Union School District Merlots Series B12§	1.09	01/01/2027	5,000,000

55,500,000	Los Angeles CA Union School District TRAN Series A	2.00	07/01/2004	55,944,576

5,000,000	Los Angeles CA Wastewater System Sewer Revenue ROCS RR II R 4034§	1.11	06/01/2022	5,000,000

10,200,000	Los Angeles CA Wastewater System Sewer Revenue Series A FGIC Insured§	1.25	12/01/2031	10,200,000

8,600,000	Los Angeles CA Wastewater System Sewer Revenue Series B FGIC Insured§	1.25	12/01/2031	8,600,000

5,995,000	Los Angeles CA Water & Power Revenue Series 182 FSA Insured§	1.10	07/01/2022	5,995,000

10,595,000	Los Angeles CA Water & Power Revenue Series 184 FSA Insured§	1.10	07/01/2022	10,595,000

4,200,000	Los Angeles CA Water & Power Revenue Subseries A-2§	1.05	07/01/2035	4,200,000

16,700,000	Los Angeles CA Water & Power Revenue Subseries A-4§	1.05	07/01/2035	16,700,000

6,300,000	Los Angeles CA Water & Power Revenue Subseries A-6§	1.05	07/01/2035	6,300,000

20,000,000	Los Angeles CA Water & Power Revenue Subseries A-7§	1.05	07/01/2035	20,000,000

3,000,000	Los Angeles CA Water & Power Revenue Subseries B-1 Dexia Insured§	1.05	07/01/2035	3,000,000

20,900,000	Los Angeles CA Water & Power Revenue Subseries B-2§	1.05	07/01/2034	20,900,000

20,500,000	Los Angeles CA Water & Power Revenue Subseries B-3§	1.18	07/01/2034	20,500,000

1,450,000	Los Angeles CA Water & Power Revenue Subseries B-6§	1.20	07/01/2034	1,450,000

7,100,000	Los Angeles CA Water & Power Revenue Subseries B-7§	1.05	07/01/2034	7,100,000

13,600,000	Los Angeles CA Water & Power Revenue Subseries B-8 Bank of America NA LOC§	1.05	07/01/2034	13,600,000

15

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$18,670,000	Los Angeles County CA Metropolitan Transportation Authority Revenue FSA Insured§	1.11%	07/01/2016	$18,670,000

20,200,000	Los Angeles County CA Metropolitan Transportation Authority Revenue FSA Insured§	1.11	07/01/2021	20,200,000

10,000,000	Los Angeles County CA Metropolitan Transportation Authority Revenue FSA Insured§	1.11	07/01/2025	10,000,000

3,000,000	Los Angeles County CA MFHR Authority Revenue P Float PT 639§	1.22	10/01/2031	3,000,000

5,850,000	Los Angeles County CA Pension Obligation Series B§	1.01	06/30/2007	5,850,000

1,305,000	Los Angeles County CA Pension Obligation Series C§	1.00	06/30/2007	1,305,000

5,000,000	Los Angeles County CA Sanitation District Revenue Series A	5.25	10/01/2019	5,100,000

12,800,000	Los Angeles County CA Schools TRAN Series A	1.75	06/30/2004	12,878,504

10,000,000	Los Angeles County CA Transportation Common Sales Revenue Series A FGIC Insured§	1.00	07/01/2012	10,000,000

9,055,000	Metropolitan Water District Southern CA Waterworks Revenue MBIA Insured§	1.14	07/01/2030	9,055,000

4,965,000	Metropolitan Water District Southern CA Waterworks Revenue Merlots A21§	1.09	07/01/2021	4,965,000

56,145,000	Metropolitan Water District Southern CA Waterworks Revenue Series A§	1.03	07/01/2025	56,145,000

3,400,000	Metropolitan Water District Southern CA Waterworks Revenue Series A AMBAC Insured§	1.05	06/01/2023	3,400,000

6,850,000	Metropolitan Water District Southern CA Waterworks Revenue Series B-3§	1.15	07/01/2035	6,850,000

11,100,000	Modesto CA Irrigation District Financing Authority Revenue Series SG66 MBIA Insured§	1.14	10/01/2015	11,100,000

6,500,000	Modesto CA MFHR Live Oak Apartments Project Collateralized By FNMA§	1.10	09/15/2024	6,500,000

5,620,000	Modesto CA PFA Lease Revenue Series 354 AMBAC Insured§	1.08	09/01/2029	5,620,000

31,900,000	Msr Public Power Agency CA Utility Tax Revenue San Juan Project Series F MBIA Insured§	1.20	07/01/2022	31,900,000

4,170,000	Msr Public Power Agency CA Utility Tax Revenue San Juan Project Series II R 134 MBIA Insured§	1.11	07/01/2013	4,170,000

2,400,000	Newport Beach CA Revenue Hoag Memorial Hospital Series A§	1.23	10/01/2026	2,400,000

19,700,000	Newport Beach CA Revenue Hoag Memorial Hospital Series B§	1.23	10/01/2026	19,700,000

10,500,000	Newport Beach CA Revenue Hoag Memorial Hospital Series C§	1.23	10/01/2026	10,500,000

2,965,000	Norwalk LA Mirada CA Union School District Series A§	2.00	08/01/2004	2,993,907

11,800,000	Orange County CA Apartment Development Revenue Bluffs Apartment Project Series C FHLMC LOC§	1.10	12/01/2029	11,800,000

4,000,000	Orange County CA Apartment Development Revenue Park Ridge Villas Project FNMA LOC§	1.10	11/15/2028	4,000,000

5,600,000	Orange County CA Apartment Development Revenue Seaside Meadows Partners Project Series 1984C FHLMC LOC§	1.00	08/01/2008	5,600,000

8,000,000	Orange County CA Apartment Development Revenue Series A FHLMC LOC§	1.10	12/01/2006	8,000,000

26,805,000	Orange County CA Apartment Development Revenue Series B Aliso Creek Project FHLMC LOC§	1.05	11/01/2022	26,805,000

7,449,000	Orange County CA Apartment Development Revenue Series D Harbor Pointe Project FHLMC LOC§	1.10	12/01/2022	7,449,000

9,098,000	Orange County CA Improvement Assessment District Number 88 Series 1 KBC Bank NV LOC§	1.20	09/02/2018	9,098,000

12,490,000	Orange County CA Sanitation Districts COP AMBAC Insured§	1.05	08/01/2013	12,490,000

1,375,000	Orange County CA Special Financing Authority Teeter Plan Revenue Series B AMBAC Insured§	1.05	11/01/2014	1,375,000

16

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$3,050,000	Orange County CA Special Financing Authority Teeter Plan Revenue Series D AMBAC Insured§	1.05%	11/01/2014	$3,050,000

3,000,000	Orange County CA Special Financing Authority Teeter Plan Revenue Series E AMBAC Insured§	1.05	11/01/2014	3,000,000

5,000,000	Pacific CA HFA Lease Revenue Series A FHLMC Insured§	1.10	02/01/2007	5,000,000

720,000	Palo Alto CA USD Series II R 93§	1.11	08/01/2016	720,000

10,000,000	Port of Oakland CA	0.80	10/07/2003	10,000,000

12,000,000	Port of Oakland CA Series D	0.80	10/08/2003	12,000,000

6,000,000	Port of Oakland CA Series D	0.90	10/09/2003	6,000,000

14,000,000	Port of Oakland CA Series D	0.80	10/14/2003	14,000,000

11,400,000	Port of Oakland CA Series D	0.80	10/15/2003	11,400,000

4,995,000	Port of Oakland CA Transportation Revenue FGIC Insured§	1.15	05/01/2008	4,995,000

7,285,000	Port of Oakland CA Transportation Revenue MBIA Insured§	1.15	05/01/2010	7,285,000

18,290,000	Port of Oakland CA Transportation Revenue Series 5 FGIC Insured§	1.08	11/01/2012	18,290,000

2,690,000	Rancho Mirage CA JT Powers Financing Authority Certificates of Participation EISenhower Medical Center Project§	1.07	07/01/2022	2,690,000

2,245,000	Riverside County CA Asset Lending Corporation Leasehold Revenue MBIA Insured§	1.08	06/01/2016	2,245,000

8,100,000	Riverside County CA Community Facilities District Series 88-4 KBC Bank LOC§	1.10	09/01/2014	8,100,000

5,000,000	Riverside County CA IDA Bank of America NA LOC§	1.10	06/01/2026	5,000,000

22,400,000	Riverside San Bernadino CA Housing & Finance Agency Lease Revenue Series A Societe Generale LOC§	1.10	07/01/2006	22,400,000

3,000,000	Roaring Fork Municipal Products Limited Liability Corporation Series 2000-12 Class A§	1.24	03/01/2034	3,000,000

7,000,000	Sacramento County CA HFA MFHR Arlington Creek Apartment Series 1 Collateralized By FNMA§	1.15	05/15/2034	7,000,000

6,300,000	Sacramento County CA HFA MFHR Hidden Oaks Apartments Project Series C Collateralized By FNMA§	1.15	05/15/2029	6,300,000

6,000,000	Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A§	1.15	02/15/2033	6,000,000

2,500,000	Sacramento County CA MFHR Series C Collateralized By FHLMC§	1.05	04/15/2007	2,500,000

5,200,000	Sacramento County CA MFHR Suncreek Apartments Project Series A§	1.10	04/01/2026	5,200,000

7,600,000	Sacramento County CA Sanitation District Financing Authority Revenue Subordinate Lien Sacramento Regulation C Credit Agricole Indosuez LOC§	1.05	12/01/2030	7,600,000

6,115,000	San Bernadino County CA MFHR Green Valley Apartments Project Series A Collateralized By FNMA§	1.10	05/15/2029	6,115,000

5,665,000	San Bernardino CA Community College District Series RR II R-3006 MBIA Insured§	1.11	08/01/2023	5,665,000

39,000,000	San Bernardino County CA TRAN	1.50	07/01/2004	39,202,625

3,395,000	San Diego CA Area HFA Lease Revenue Series B Collateralized By FNMA§	1.10	06/01/2006	3,395,000

57,260,000	San Diego CA County & School District Revenue Anticipation Notes Series A	1.75	06/30/2004	57,619,750

14,825,000	San Diego CA HFA MFHR Stratton Apartments Project Series A Collateralized By FNMA§	1.15	01/15/2033	14,825,000

16,830,000	San Diego CA MFHR Collateralized By FHLMC§	1.13	09/01/2004	16,830,000

32,595,000	San Diego CA MFHR Collateralized By FHLMC§	1.13	03/01/2032	32,595,000

10,200,000	San Diego CA MFHR Collateralized By FNMA§	1.05	08/01/2014	10,200,000

11,050,000	San Diego CA MFHR Paseo Series A§	1.05	12/01/2022	11,050,000

19,130,000	San Diego CA Public Facilities Financing Authority Sewer Revenue Series SG 130§	1.11	05/15/2029	19,130,000

17

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$5,430,000	San Diego CA Public Facilities Financing Authority Water Revenue Class A§	1.11%	08/01/2012	$5,430,000

6,621,000	San Diego CA Union School District Floaters Series 759 FSA Insured§	1.08	07/01/2026	6,621,000

5,826,000	San Diego CA Union School District Series 758§	1.08	07/01/2027	5,826,000

11,580,000	San Diego CA Union School District Series PA-804§	1.11	07/01/2022	11,580,000

4,975,000	San Francisco CA City & County CTFS Series C-6§	1.10	06/15/2007	4,975,000

15,800,000	San Francisco CA City & County Finance Corporation Lease Revenue Moscone Center Expansion Project Series 1 AMBAC Insured§	1.03	04/01/2030	15,800,000

10,700,000	San Francisco CA City & County Public Utilities Commission For Clean Water Merlots Series B20 MBIA Insured§	1.09	10/01/2022	10,700,000

1,500,000	San Jose CA MFHR Almaden Lake Village Apartments Project Series A Collateralized By FNMA§	1.12	03/01/2032	1,500,000

19,000,000	San Jose CA MFHR Evans Lane Apartments Project Series H Bank of America NA LOC§	1.10	04/15/2036	19,000,000

2,000,000	San Jose CA Redevelopment Agency Tax Allocation Putters Series 158Z Morgan Guaranty LOC§	1.10	08/01/2014	2,000,000

6,857,500	San Jose CA Union School District Santa Clara County Floaters Series 761 FSA Insured§	1.08	08/01/2027	6,857,500

8,690,000	San Jose-Santa Clara CA Water Financing Authority Sewer Revenue Floats SG 49§	1.11	11/15/2020	8,690,000

2,200,000	San Leandro CA MFHR Haas Avenue Apartments Series B Security Pacific National LOC§	1.05	10/01/2007	2,200,000

5,800,000	Santa Ana CA Health Facility Revenue Multi-Modal Town & Country Project BNP Paribas LOC§	1.20	10/01/2020	5,800,000

9,000,000	Santa Barbara County CA TRAN Series A	2.00	07/23/2004	9,086,649

6,165,000	Santa Clara CA Electric Revenue Series A AMBAC Insured§	1.05	07/01/2010	6,165,000

2,395,000	Santa Clara CA Electric Revenue Series B AMBAC Insured§	1.05	07/01/2010	2,395,000

5,900,000	Santa Clara County CA MFHR Benton Park Center Apartments Project Series A Collateralized By FNMA§	1.15	12/15/2025	5,900,000

11,400,000	Santa Clara County CA MFHR Foxchase Apartments Project Series E FGIC Insured§	1.05	11/01/2007	11,400,000

6,150,000	Simi Valley CA MFHR Series A§	1.10	07/01/2023	6,150,000

24,000,000	Sonoma County CA TRAN	2.50	10/14/2003	24,008,072

30,595,000	South Orange County CA PFA Special Tax Revenue Series 146§	1.10	08/15/2015	30,595,000

2,300,000	Southeast Resource Recovery Facilities Authority Lease Revenue Refunding Bonds Series B§	1.04	12/01/2018	2,300,000

1,300,000	Southern CA Public Power Authority Power Revenue Palo Verde Project Series C§	1.00	07/01/2017	1,300,000

13,400,000	Southern CA Public Power Authority Power Revenue Series A§	1.05	07/01/2023	13,400,000

7,620,000	Southern CA Public Power Authority Power Revenue Series B§	1.00	07/01/2009	7,620,000

7,400,000	Stanford University	0.90	02/06/2004	7,400,000

2,000,000	Stockton CA Health Facilities Revenue Series A§	1.15	12/01/2032	2,000,000

5,000,000	Tahoe Forest CA Hospital District Revenue§	1.15	07/01/2033	5,000,000

3,100,000	Tulare CA Local Health Care District Health Facility Revenue§	1.15	12/01/2032	3,100,000

26,550,000	Turlock CA Irrigation District COP Capital Improvement Project Societe Generale LOC§	1.20	01/01/2031	26,550,000

3,000,000	University CA Education Facilities Revenue Series 480 MBIA Insured§	1.13	09/01/2022	3,000,000

7,000,000	University of California	0.80	10/06/2003	7,000,000

10,000,000	University of California	0.85	10/10/2003	10,000,000

7,500,000	University of California	0.85	10/16/2003	7,500,000

15,000,000	University of California	0.90	10/20/2003	15,000,000

18

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$18,000,000	University of California	0.85%	11/18/2003	$18,000,000

15,000,000	University of California	0.85	12/08/2003	15,000,000

3,700,000	Vacaville CA MFHR Quail Run Project Series A§	1.05	07/15/2018	3,700,000

4,800,000	Vallejo CA MFHR Hillside Terrace Apartments Series A Collaterized By FNMA§	1.10	03/15/2027	4,800,000

				2,354,424,053

Other – 4.43%

17,995,000	ABN AMRO Munitops CTFS Tr 1998-20 Munitops Certificates AMBAC Insured§	1.13	07/05/2006	17,995,000

13,176,000	ABN AMRO Munitops CTFS Tr 1998-25 Munitops Certificates FGIC Insured§	1.13	07/05/2006	13,176,000

17,000,000	ABN AMRO Munitops CTFS Tr 2000-5 Munitops Certificates FGIC Insured§^	1.16	05/07/2008	17,000,000

2,700,000	Municipal Securities Trust Series 2001 136 Class A§	1.20	12/06/2018	2,700,000

42,876,217	Newman Capital Trust Series 2000-1 Class A§	1.19	04/01/2032	42,876,217

17,500,000	Newman Capital Trust Series 2001-1 Class A§	1.19	04/07/2031	17,500,000

				111,247,217

Puerto Rico – 1.65%

7,200,000	Eagle Tax-Exempt Trust CTF 20015101 Class A (Puerto Rico Commonwealth Infrastructure Financing Authority Series A)§	1.11	10/01/2034	7,200,000

10,000,000	Eagle Tax-Exempt Trust CTF 20025102 Class A (Puerto Rico Commonwealth Highway & Transportation Revenue Series D) FSA Insured§	1.11	07/01/2027	10,000,000

5,000,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series 2 MBIA Insured§	1.11	07/01/2038	5,000,000

4,995,000	Puerto Rico Commonwealth Infrastructure Financing Authority Series 86§	1.08	07/01/2015	4,995,000

5,360,000	Puerto Rico Commonwealth Municipal Finance Agency Series 645 FSA Insured§	1.06	08/01/2015	5,360,000

6,135,000	Puerto Rico Commonwealth Public Buildings Authority Revenue Series 416 FSA Insured§	1.08	07/01/2021	6,135,000

2,775,000	Puerto Rico Commonwealth Public Finance Corporation Series 522X MBIA Insured§	1.08	08/01/2022	2,775,000

				41,465,000

Total Municipal Securities (Cost $2,507,136,270)				2,507,136,270

Total Investments In Securities (Cost $2,507,136,270)*	99.85%	$2,507,136,270

Other Assets And Liabilities, Net	0.15	3,846,871

Total Net Assets	100.00%	$2,510,983,141

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid by the Adviser based on procedures approved by the Board of Trustees.
§	These variable rate securities are subject to a demand feature which reduces the remaining maturity.

The accompanying notes are an integral part of these financial statements.

19

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Discount Notes – Agency – 31.98%

Federal Farm Credit Bank – 2.05%

$2,530,000	FFCB	1.59	%†	10/02/2003	$2,529,888

12,147,000	FFCB	1.14	†	11/17/2003	12,128,921

5,241,000	FFCB	1.13	†	12/05/2003	5,230,307

8,000,000	FFCB	1.22	†	12/15/2003	7,979,667

100,000,000	FFCB	1.02	†	07/16/2004	100,000,000

					127,868,783

Federal Home Loan Bank – 6.73%

58,200,000	FHLB	1.05	†	10/15/2003	58,176,235

75,000,000	FHLB	1.03	†	10/22/2003	74,955,156

50,000,000	FHLB	1.04	†	11/28/2003	49,916,222

38,394,000	FHLB	1.03	†	12/05/2003	38,322,945

74,750,000	FHLB	1.03	†	12/10/2003	74,600,292

24,000,000	FHLB	1.09	†	02/04/2004	23,908,440

50,000,000	FHLB	1.08	†	03/05/2004	49,766,000

50,000,000	FHLB	1.08	†	03/12/2004	49,756,632

					419,401,922

Federal Home Loan Mortgage Corporation – 17.85%

30,000,000	FHLMC	1.08	†	10/07/2003	29,994,600

15,000,000	FHLMC	1.15	†	10/09/2003	14,996,167

55,000,000	FHLMC	1.21	†	10/27/2003	54,951,936

25,000,000	FHLMC	1.49	†	10/27/2003	24,973,097

20,000,000	FHLMC	0.99	†	11/06/2003	19,980,200

20,000,000	FHLMC	0.99	†	11/07/2003	19,979,650

58,796,000	FHLMC	1.00	†	11/07/2003	58,735,571

50,089,000	FHLMC	1.13	†	11/17/2003	50,015,105

100,000,000	FHLMC	0.99	†	11/28/2003	99,840,500

64,572,000	FHLMC	0.97	†	12/11/2003	64,448,470

75,000,000	FHLMC	0.97	†	12/16/2003	74,846,417

50,000,000	FHLMC	1.07	†	12/17/2003	49,885,569

50,000,000	FHLMC	1.06	†	12/24/2003	49,876,917

36,000,000	FHLMC	1.06	†	12/30/2003	35,905,050

75,000,000	FHLMC	1.20	†	01/09/2004	74,750,000

70,000,000	FHLMC	1.05	†	01/30/2004	69,752,958

49,102,000	FHLMC	1.10	†	02/02/2004	48,916,804

50,000,000	FHLMC	1.11	†	02/12/2004	49,793,417

50,000,000	FHLMC	1.15	†	02/17/2004	49,778,951

28,658,000	FHLMC	1.24	†	02/26/2004	28,511,908

50,000,000	FHLMC	1.09	†	03/03/2004	49,766,861

65,000,000	FHLMC	1.10	†	03/25/2004	64,650,444

28,401,000	FHLMC	1.12	†	04/14/2004	28,228,590

					1,112,579,182

20

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

GOVERNMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Federal National Mortgage Association – 5.35%

$32,194,230	FNMA	0.97	%†	10/01/2003	$32,194,230

49,917,000	FNMA	1.23	†	10/17/2003	49,889,934

20,000,000	FNMA	0.97	†	10/29/2003	19,984,911

50,000,000	FNMA	1.10	†	12/01/2003	49,907,229

30,000,000	FNMA	1.09	†	01/02/2004	29,915,525

9,000,000	FNMA	1.12	†	01/02/2004	8,980,400

8,427,800	FNMA	1.12	†	01/02/2004	8,409,446

10,076,000	FNMA	1.16	†	01/02/2004	10,045,806

50,000,000	FNMA	1.07	†	01/21/2004	49,833,555

50,000,000	FNMA	1.07	†	01/28/2004	49,823,153

25,000,000	FNMA	1.29	†	04/02/2004	24,835,167

					333,819,356

Total Discount Notes – Agency (Cost $1,993,669,243)					1,993,669,243

Fixed Rate Notes – Agency – 22.63%

Federal Farm Credit Bank – 0.21%

12,990,000	FFCB	3.13		10/01/2003	12,990,000

Federal Home Loan Bank – 5.24%

1,750,000	FHLB	3.06		10/24/2003	1,751,656

3,525,000	FHLB	2.50		11/14/2003	3,529,586

14,925,000	FHLB	6.38		11/14/2003	15,014,941

10,000,000	FHLB	2.73		11/28/2003	10,025,804

11,300,000	FHLB	3.11		12/03/2003	11,337,843

10,000,000	FHLB	0.97		12/12/2003	9,998,231

5,850,000	FHLB	1.38		12/19/2003	5,851,311

5,190,000	FHLB	5.38		01/05/2004	5,245,277

5,000,000	FHLB	3.25		02/13/2004	5,035,432

2,500,000	FHLB	3.75		02/13/2004	2,522,385

24,935,000	FHLB	5.25		02/13/2004	25,310,441

7,030,000	FHLB	1.13		04/07/2004	7,024,525

28,150,000	FHLB	1.25		04/15/2004	28,154,891

10,000,000	FHLB	3.75		04/15/2004	10,129,016

23,175,000	FHLB	4.88		04/16/2004	23,628,399

21,000,000	FHLB	3.38		05/14/2004	21,285,908

38,330,000	FHLB	4.88		05/14/2004	39,212,215

50,000,000	FHLB	3.38		06/15/2004	50,733,055

50,000,000	FHLB	4.75		06/28/2004	51,320,006

					327,110,922

Federal Home Loan Mortgage Corporation – 6.61%

30,916,000	FHLMC	6.38		11/15/2003	31,104,798

4,170,000	FHLMC	3.05		11/28/2003	4,181,160

38,700,000	FHLMC	3.25		12/15/2003	38,875,275

147,321,000	FHLMC	3.25		01/15/2004	148,232,208

79,125,000	FHLMC	5.00		01/15/2004	80,007,339

21

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal Home Loan Mortgage Corporation (continued)

$44,990,000	FHLMC	5.25%	02/15/2004	$45,649,890

62,995,000	FHLMC	3.75	04/15/2004	63,879,392

				411,930,062

Federal National Mortgage Association – 10.50%

4,925,000	FNMA	6.84	10/15/2003	4,935,590

41,940,000	FNMA	1.01	11/03/2003	41,901,171

45,695,000	FNMA	1.06	11/03/2003	45,650,600

224,893,000	FNMA	4.75	11/14/2003	225,850,699

50,000,000	FNMA	3.13	11/15/2003	50,111,153

20,500,000	FNMA	1.28	01/02/2004	20,432,213

26,000,000	FNMA	1.15	02/02/2004	25,897,011

147,228,000	FNMA	5.13	02/13/2004	149,347,571

40,183,000	FNMA	4.75	03/15/2004	40,851,921

15,000,000	FNMA	5.91	03/19/2004	15,317,444

33,975,000	FNMA	3.63	04/15/2004	34,435,781

				654,731,154

Tennessee Valley Authority – 0.07%

4,300,000	Tennessee Valley Authority	5.00	12/18/2003	4,331,670

Total Fixed Rate Notes – Agency (Cost $1,411,093,808)				1,411,093,808

Floating Rate Notes – Agency – 23.23%

Federal Farm Credit Bank – 6.41%

100,000,000	FFCB±	1.00	04/07/2004	99,976,268

100,000,000	FFCB±	1.02	06/02/2004	99,996,629

100,000,000	FFCB±	1.01	06/10/2004	99,986,150

100,000,000	FFCB±	1.01	11/15/2004	99,977,455

				399,936,502

Federal Home Loan Bank – 6.74%

80,000,000	FHLB±	0.98	12/29/2003	79,990,684

100,000,000	FHLB±	0.98	05/27/2004	99,973,698

125,000,000	FHLB±	0.97	07/14/2004	124,980,308

115,000,000	FHLB±	1.01	08/11/2004	114,978,999

				419,923,689

Federal National Mortgage Association – 10.08%

10,000,000	FNMA±	0.98	02/13/2004	9,998,875

8,500,000	FNMA±	0.99	03/11/2004	8,498,987

110,000,000	FNMA±	0.98	07/30/2004	109,977,089

75,000,000	FNMA±	0.99	01/03/2005	74,976,321

100,000,000	FNMA±	1.01	01/03/2005	99,968,411

100,000,000	FNMA±	0.99	01/07/2005	99,949,529

75,000,000	FNMA±	1.01	01/28/2005	74,970,040

22

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

GOVERNMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal National Mortgage Association (continued)

$150,000,000	FNMA±	1.04%	01/28/2005	$149,950,001

				628,289,253

Total Floating Rate Notes – Agency (Cost $1,448,149,444)				1,448,149,444

Repurchase Agreements – 22.76%

500,000,000	Bear Stearns & Company Incorporated – 102% Collateralized by US Government Securities	1.13	10/01/2003	500,000,000

125,000,000	Credit Suisse First Boston – 102% Collaterized by US Government Securities	1.08	10/01/2003	125,000,000

500,000,000	Credit Suisse First Boston – 102% Collaterized by US Government Securities	1.13	10/01/2003	500,000,000

22,000,000	Goldman Sachs Group Incorporated – 102% Collateralized by US Government Securities	1.12	10/01/2003	22,000,000

21,596,000	Lehman Brothers Incorporated – 102% Collaterized by US Government Securities	1.10	10/01/2003	21,596,000

250,000,000	UBS Warburg LLC – 102% Collaterized by US Government Securities	1.13	10/01/2003	250,000,000

Total Repurchase Agreements (Cost $1,418,596,000)				1,418,596,000

Total Investments In Securities (Cost $6,271,508,495)*	100.60%	$6,271,508,495

Other Assets And Liabilities, Net	(0.60)	(37,121,602)

Total Net Assets	100.00%	$6,234,386,893

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
±	Variable Rate Securities.
†	Yield to Maturity.

The accompanying notes are an integral part of these financial statements.

23

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

MINNESOTA MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Municipal Securities – 99.81%

Minnesota – 99.67%

$500,000	Arden Hills MN Housing & Healthcare Facilities Revenue Presbyterian Homes Series B US Bank NA LOC§	1.25%	09/01/2029	$500,000

200,000	Brooklyn Center Minnesota Brookdale Corporation II Project Industrial Revenue Firstar Bank NA LOC§	1.25	12/01/2014	200,000

250,000	Burnsville MN MFHR Berkshire Project Series A Collateralized By FNMA§	1.10	07/15/2030	250,000

50,000	Dakota County MN Capital Improvement Series C	4.50	02/01/2004	50,545

3,500,000	Dakota County MN CDA MFHR Regatta Commons Project Series A Lasalle Bank NA LOC§	1.30	01/01/2038	3,500,000

1,025,000	Dakota County MN Housing & Redevelopment Authority MFHR PT 484 Collateralized By FHLMC§	1.14	12/01/2022	1,025,000

630,000	Duluth MN Refinance & Improvement Series C FSA Insured	2.00	02/01/2004	631,774

800,000	Eagan MN MFHR Floats PT 1221§	1.14	12/01/2029	800,000

1,750,000	Eagle Tax-Exempt Trust CTF 20012301 Class A§	1.15	10/01/2019	1,750,000

5,000,000	Edina MN Independent School District No 273	1.25	09/10/2004	5,009,285

3,400,000	Edina MN MFHR Edina Park Plaza Collateralized By FHLMC§	1.05	12/01/2029	3,400,000

1,900,000	Golden Valley MN Industrial Development Revenue Unicare Homes Project Bank of America NA LOC§	1.16	09/01/2014	1,900,000

2,600,000	Hennepin County MN Housing & Redevelopment Authority MFHR City Apartments At Loring Park Collateralized By FNMA§	1.20	06/15/2034	2,600,000

2,800,000	Hennepin County MN Housing & Redevelopment Authority MFHR Stone Arch Apartments Project Lasalle Bank NA LOC§	1.15	04/15/2035	2,800,000

1,020,000	Hutchinson MN Public Utility Revenue Series B MBIA Insured	2.00	12/01/2003	1,021,472

1,365,000	Mankato MN Family YMCA Project Revenue§	1.30	05/01/2006	1,365,000

235,000	Mankato MN MFHR Highland Project US Bank Trust NA LOC§	1.25	05/01/2027	235,000

1,270,000	Maple Grove MN MFHR Basswood Trails Project§	1.10	03/01/2029	1,270,000

2,000,000	Metropolitan Council MN Minneapolis-St Paul Metro Area Waste Water Treatment Series A	3.50	03/01/2004	2,021,243

1,000,000	Metropolitan Council MN St Paul Metro Area Series A	4.50	12/01/2003	1,004,772

2,900,000	Metropolitan Council MN St Paul Metro Area Water Revenue	5.00	12/01/2003	2,918,777

2,000,000	Minneapolis MN GO Unlimited Notes	5.00	12/01/2003	2,012,975

3,000,000	Minneapolis MN GO Unlimited Notes	5.00	12/01/2003	3,020,025

4,415,000	Minneapolis MN Womans Club of Minneapolis Project Revenue§	1.20	05/01/2023	4,415,000

4,445,000	Minnesota Public Facilities Authority Water PCR Merlots 2003-B06§	1.15	03/01/2021	4,445,000

6,145,000	Minnesota Public Facilities Authority Water PCR Series A§	1.13	03/01/2004	6,145,000

620,000	Minnesota Public Facilities Authority Water PCR Series A	4.00	03/01/2004	627,446

750,000	Minnesota Public Facilities Authority Water PCR Series A	5.00	03/01/2004	762,041

210,000	Minnesota State GO Unlimited Notes§	5.00	11/01/2003	210,588

2,855,000	Minnesota State GO Unlimited Notes	5.50	06/01/2004	2,943,819

975,000	Minnesota State GO Unlimited Notes Series II-R-96§	1.15	08/01/2014	975,000

5,900,000	Minnesota State HFA Residential Housing Finance Series H§	1.00	07/01/2036	5,900,000

50,000	Minnesota State Higher Education Facilities Authority Revenue Series 3W§	6.38	03/01/2020	51,070

310,000	Minnesota State Higher Education Facilities Authority Revenue St Thomas University Series 5L§	1.07	04/01/2027	310,000

2,300,000	New Brighton MN IDR Unicare Homes Incorporated Project Bank of America NA LOC§	1.16	12/01/2014	2,300,000

3,120,000	New Brighton MN MFHR Golden Pond Housing Project§	1.15	07/15/2032	3,120,000

24

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

MINNESOTA MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Minnesota (continued)

$160,000	Plymouth MN IDA Revenue Turck Multipox Incorporated§	1.12%	11/01/2006	$160,000

30,000	Ramsey County MN Capital Improvement Plan Series A	4.20	02/01/2004	30,297

1,325,000	Ramsey County MN Capital Improvement Plan Series B	5.00	02/01/2004	1,342,847

4,320,000	Robbinsdale MN IDA Unicare Homes Incorporated Project§	1.16	10/01/2014	4,320,000

3,000,000	Rochester MN Health Care Facilities Hospital Revenue	0.88	10/23/2003	3,000,000

1,000,000	Rochester MN Healthcare Services	0.85	12/10/2003	1,000,000

3,000,000	Rochester MN MFHR	0.85	11/06/2003	3,000,000

3,025,000	Rochester MN MFHR§	1.22	07/15/2031	3,025,000

2,950,000	Roseville MN Private School Facilities Revenue Northwestern College Project§	1.25	11/01/2022	2,950,000

5,000,000	St Louis Park MN MFHR Newport ON Seven Apartments Project Collaterized By FNMA§	1.15	09/15/2031	5,000,000

590,000	St Paul MN Capital Improvements Street Improvements Series B	2.00	03/01/2004	592,204

1,130,000	St Paul MN Housing & Redevelopment Authority District Cooling Revenue Series I§	1.15	06/01/2015	1,130,000

930,000	St Paul MN Housing & Redevelopment Authority District Cooling Revenue Series L Dexia Credit LOC§	1.15	03/01/2018	930,000

300,000	St Paul MN Housing & Redevelopment Authority District Heating Revenue Series A§	1.05	12/01/2012	300,000

4,725,000	St Paul MN Housing & Redevelopment Authority Revenue Minnesota Public Radio Project Allied Irish Bank PLC LOC§	1.25	05/01/2022	4,725,000

250,000	St Paul MN Port Authority District Cooling Revenue 2002 Series Q Dexia Credit Local de France LOC§	1.05	03/01/2022	250,000

3,325,000	St Paul MN Port Authority District Cooling Revenue Series M Dexia Bank LOC§	1.25	03/01/2021	3,325,000

915,000	St Paul MN Port Authority District Cooling Revenue Series O Dexia Credit Local de France LOC§	1.25	03/01/2012	915,000

4,795,000	St Paul MN Port Authority District Cooling Revenue Series R Dexia Credit Local de France LOC§	1.30	03/01/2022	4,795,000

100,000	St Paul MN Port Authority Tax Increment Revenue Westgate Office & Industrial Center Project US Bank Trust NA LOC§	1.10	02/01/2015	100,000

3,500,000	University of Minnesota Education Facilities Revenue Intermediate Term Financing Series A§	1.12	01/01/2034	3,500,000

5,400,000	University of Minnesota GO Revenue§	1.15	07/01/2021	5,400,000

1,555,000	Washington County MN Series A	4.00	02/01/2004	1,571,523

270,000	Willmar MN Rice Memorial Hospital Project FSA Insured	3.00	02/01/2004	271,573

				123,124,276

Puerto Rico – 0.14%

165,000	Puerto Rico Commonwealth MBIA Insured	5.30	07/01/2004	170,154

Total Municipal Securities (Cost $123,294,430)				123,294,430

Total Investments In Securities (Cost $123,294,430)*	99.81%	$123,294,430

Other Assets And Liabilities, Net	0.19	232,457

Total Net Assets	100.00%	$123,526,887

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
§	These variable rate securities are subject to a demand feature which reduces the remaining maturity.

The accompanying notes are an integral part of these financial statements.

25

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Certificates of Deposit – 8.06%

$50,000,000	Abbey National Treasury Services plc	1.40%		03/02/2004	$50,000,000

80,000,000	Bank of Nova Scotia Portland	1.10		03/16/2004	80,000,000

100,000,000	Barclays Bank plc	1.19		12/02/2003	99,985,379

127,600,000	Credit Agricole Indosuez	1.03		10/03/2003	127,600,000

97,000,000	Natexis Banque Populaires±	1.12		08/27/2004	97,001,731

50,000,000	Svenska Handelsbanken	1.40		03/02/2004	50,000,000

30,000,000	Unicredito Italiano SPA	1.04		10/17/2003	29,999,169

100,000,000	Unicredito Italiano SPA	1.04		10/20/2003	100,000,000

Total Certificates of Deposit (Cost $634,586,279)					634,586,279

Commercial Paper – 50.40%

70,000,000	Aegon Funding Corporation^	1.07	†	11/14/2003	69,908,883

150,000,000	Amstel Funding Corporation^	0.94	†	12/29/2003	149,651,417

85,000,000	Amstel Funding Corporation^	1.14	†	03/16/2004	84,550,492

50,000,000	Banco Bilbao Vizcaya Argentaria Puerto Rico^	1.06	†	10/14/2003	49,980,861

40,000,000	Banco Bilbao Vizcaya Argentaria Puerto Rico^	1.10	†	11/03/2003	39,959,667

47,500,000	Banco Bilbao Vizcaya Argentaria Puerto Rico^	1.09	†	12/05/2003	47,406,517

25,000,000	Banco Bilbao Vizcaya Argentaria Puerto Rico^	1.10	†	12/18/2003	24,940,687

55,000,000	Banco Bilbao Vizcaya Argentaria Puerto Rico^	1.10	†	12/18/2003	54,868,917

60,000,000	CAFCO LLC^	1.07	†	11/25/2003	59,901,917

100,000,000	CAFCO LLC^	1.07	†	12/16/2003	99,774,111

50,000,000	CDC Commericial Paper Corporation^	1.15	†	10/01/2003	50,000,000

48,000,000	Charta LLC^	1.07	†	11/04/2003	47,951,493

87,500,000	Citigroup Global	1.03	†	10/01/2003	87,500,000

50,000,000	Concord Minuteman Capital Company LLC^	1.08	†	11/18/2003	49,928,000

90,000,000	Concord Minuteman Capital Company LLC^	1.10	†	11/18/2003	89,868,000

75,000,000	Concord Minuteman Capital Company LLC^	1.15	†	02/06/2004	74,693,333

100,000,000	CRC Funding LLC^	1.07	†	12/11/2003	99,788,972

150,000,000	Credit Lyonnais—New York	1.26	†	10/15/2003	149,926,500

50,274,000	Crown Point Capital Company LLC^	1.05	†	10/15/2003	50,253,471

102,682,000	Crown Point Capital Company LLC^	1.08	†	11/07/2003	102,568,023

50,888,000	Crown Point Capital Company LLC^	1.08	†	01/21/2004	50,717,016

90,000,000	Den Norske Bank ASA	1.10	†	12/05/2003	89,822,062

100,000,000	Eureka Securitization Incorporated^	1.04	†	10/22/2003	99,939,333

52,000,000	Eureka Securitization Incorporated^	1.08	†	11/20/2003	51,922,000

77,000,000	Governor & Company of The Bank of Ireland^	1.21	†	02/06/2004	76,668,729

60,500,000	Grampian Funding LLC^	1.07	†	11/18/2003	60,413,687

78,500,000	Grampian Funding LLC^	1.07	†	12/17/2003	78,320,344

70,000,000	Grampian Funding LLC^	1.11	†	01/28/2004	69,743,158

90,000,000	HBOs Treasury Services plc	1.04	†	10/02/2003	89,997,413

30,000,000	HBOs Treasury Services plc	1.03	†	10/10/2003	29,992,275

65,000,000	HBOs Treasury Services plc	1.07	†	12/05/2003	64,874,424

107,500,000	HSBC USA Incorporated	1.07	†	10/15/2003	107,455,268

62,500,000	Irish Life & Permanent plc^	1.10	†	12/10/2003	62,366,319

75,000,000	Irish Life & Permanent plc^	1.16	†	02/09/2004	74,683,417

97,500,000	KBC Financial Products International Limited^	1.08	†	11/12/2003	97,377,150

26

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Commercial Paper (continued)

$79,701,000	Lexington Parker Capital Corporation^	1.05	%†	10/08/2003	$79,684,728

55,000,000	Lexington Parker Capital Corporation^	1.13	†	02/27/2004	54,742,768

45,000,000	Lexington Parker Capital Corporation^	1.14	†	02/27/2004	44,787,675

50,000,000	Lexington Parker Capital Corporation^	1.16	†	03/02/2004	49,753,500

50,000,000	Moat Funding LLC^	1.07	†	12/09/2003	49,897,458

58,000,000	National Bank of New Zealand International Limited^	1.04	†	10/02/2003	57,998,324

25,000,000	National Bank of New Zealand International Limited^	1.04	†	10/07/2003	24,995,667

62,500,000	National Bank of New Zealand International Limited^	1.09	†	12/15/2003	62,358,073

73,000,000	National Bank of New Zealand International Limited^	1.09	†	12/17/2003	72,829,809

33,000,000	Neptune Funding Corporation^	1.25	†	10/28/2003	32,969,063

85,000,000	Neptune Funding Corporation^	1.18	†	02/03/2004	84,651,736

75,000,000	Ness LLC^	1.04	†	10/22/2003	74,954,500

49,431,000	Ness LLC^	1.25	†	10/27/2003	49,386,375

60,000,000	Network Rail Commercial Paper Finance plc^	1.03	†	10/20/2003	59,967,383

50,000,000	Network Rail Commercial Paper Finance plc^	1.01	†	12/18/2003	49,890,583

120,000,000	Perry III Funding Corporation^	1.00	†	10/02/2003	119,996,667

91,052,000	Perry III Funding Corporation^	1.13	†	03/03/2004	90,611,865

53,866,000	Regency Markets Number 1 LLC^	1.07	†	10/20/2003	53,835,581

91,476,000	Regency Markets Number 1 LLC^	1.08	†	12/08/2003	91,289,389

100,000,000	Stadshypotek Delaware^	1.07	†	11/26/2003	99,833,556

30,000,000	White Pine Finance LLC^	1.25	†	10/14/2003	29,986,458

47,562,000	White Pine Finance LLC^	1.05	†	10/27/2003	47,525,932

Total Commercial Paper (Cost $3,969,660,946)					3,969,660,946

Corporate Bonds – 1.27%

100,000,000	ING Security Life Institutional Funding±^	1.14		10/08/2004	100,000,000

Total Corporate Bonds (Cost $100,000,000)					100,000,000

Discount Notes – Agency – 5.38%

Federal National Mortgage Association – 5.38%

125,000,000	FNMA	1.01	†	10/15/2003	124,950,903

150,000,000	FNMA	1.08	†	12/31/2003	149,590,500

50,000,000	FNMA	1.07	†	01/28/2004	49,823,153

100,000,000	FNMA	1.13	†	02/04/2004	99,606,250

					423,970,806

Total Discount Notes – Agency (Cost $423,970,806)					423,970,806

Fixed Rate Notes – Agency – 1.06%

Federal Home Loan Bank – 0.55%

42,815,000	FHLB	3.38		05/14/2004	43,343,638

Federal Home Loan Mortgage Corporation – 0.51%

40,000,000	FHLMC	3.25		12/15/2003	40,173,659

Total Fixed Rate Notes – Agency (Cost $83,517,297)					83,517,297

27

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Fixed Rate Notes – Corporate – 0.83%

$25,000,000	Links Finance LLC	2.00%	10/10/2003	$25,000,000

40,000,000	McDonald’s Corporation^	4.60	03/07/2004	40,558,094

Total Fixed Rate Notes – Corporate (Cost $65,558,094)				65,558,094

Floating Rate Commercial Paper – 0.64%

25,000,000	Liquid Funding Limited±	1.12	03/05/2004	25,000,000

25,000,000	Liquid Funding Limited±	1.11	03/26/2004	25,000,000

Total Floating Rate Commercial Paper (Cost $50,000,000)				50,000,000

Floating Rate Funding Agreement – 0.64%

50,000,000	Bear Stearns Companies Incorporated±	1.11	04/05/2004	49,997,459

Total Floating Rate Funding Agreement (Cost $49,997,459)				49,997,459

Floating Rate Note – Agency – 1.90%

Federal Home Loan Mortgage Corporation – 1.90%

150,000,000	FHLMC±	1.04	02/04/2005	149,899,364

Total Floating Rate Note – Agency (Cost $149,899,364)				149,899,364

Floating Rate Notes – Corporate – 15.36%

43,000,000	Abbey National Treasury Services plc±	1.12	06/10/2004	43,000,000

47,500,000	Aegon NV±	1.12	07/15/2004	47,481,853

40,000,000	American Express Centurion Bank±	1.12	12/23/2003	40,000,000

25,000,000	American Express Centurion Bank±	1.09	05/24/2004	24,998,855

50,000,000	Belford US Capital Company±^	1.11	10/06/2003	49,999,858

79,100,000	Belford US Capital Company±^	1.13	11/26/2003	79,097,573

50,000,000	Belford US Capital Company±^	1.13	12/09/2003	50,000,000

25,000,000	Belford US Capital Company±^	1.13	12/10/2003	25,000,000

30,000,000	Belford US Capital Company±^	1.12	04/22/2004	30,000,000

65,000,000	CC (USA) Incorporated±^	1.07	06/28/2004	64,985,534

75,000,000	Dorada Finance Incorporated±^	1.08	03/17/2004	74,996,557

95,000,000	Fortis Finance NV±	1.12	10/03/2003	95,000,196

65,000,000	Household Finance Corporation±	1.63	05/28/2004	65,159,054

80,000,000	John Hancock Global Funding II±^	1.13	12/10/2003	79,998,564

50,000,000	Liberty Lighthouse US Capital Company±^	1.20	11/20/2003	50,005,213

40,000,000	Liberty Lighthouse US Capital Company±^	1.11	02/27/2004	39,998,469

75,000,000	Liberty Lighthouse US Capital Company±^	1.11	03/22/2004	75,000,000

75,000,000	Liberty Lighthouse US Capital Company±^	1.10	05/06/2004	75,000,000

70,000,000	Nationwide Building Society±^	1.08	07/23/2004	70,000,000

100,000,000	Northern Rock plc±^	1.14	11/19/2003	100,000,000

30,000,000	Premium Asset Trust Series 2002-6±^	1.32	06/01/2004	30,030,606

Total Floating Rate Notes – Corporate (Cost $1,209,752,332)				1,209,752,332

Promissory Notes – 1.03%

35,000,000	Goldman Sachs Group Incorporated±	1.15	07/26/2004	35,000,000

46,000,000	Goldman Sachs Group Incorporated±	1.19	07/26/2004	46,000,000

Total Promissory Notes (Cost $81,000,000)				81,000,000

28

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Repurchase Agreements – 5.38%

$127,000,000	Bear Stearns & Company Incorporated—102% Collateralized by US Government Securities	1.13%	10/01/2003	$127,000,000

46,731,000	Credit Suisse First Boston – 102% Collaterized by US Government Securities	1.13	10/01/2003	46,731,000

100,000,000	Goldman Sachs Group Incorporated – 102% Collaterized by US Government Securities	1.16	10/01/2003	100,000,000

150,000,000	UBS Warburg LLC – 102% Collaterized by US Government Securities	1.13	10/01/2003	150,000,000

Total Repurchase Agreements (Cost $423,731,000)				423,731,000

Time Deposits – 7.95%

100,000,000	Banque Nationale de Paris	1.16	10/01/2003	100,000,000

60,000,000	Danske Bank	1.16	10/01/2003	60,000,000

203,000,000	ING Bank Brussels	1.18	10/01/2003	203,000,000

203,000,000	Rabobank Nederland Utrecht	1.16	10/01/2003	203,000,000

60,000,000	Societe Generale	1.16	10/01/2003	60,000,000

Total Time Deposits (Cost $626,000,000)				626,000,000

Variable Rate Demand Note – 0.01%

80,000	Kalamazoo Funding Company LLC§	1.20	12/15/2026	80,000

140,000	Kalamazoo Funding Company LLC§	1.25	12/15/2026	140,000

175,000	Kalamazoo Funding Company LLC§	1.25	12/15/2026	175,000

195,000	Kalamazoo Funding Company LLC§	1.25	12/15/2026	195,000

145,000	Kalamazoo Funding Company LLC§	1.25	12/15/2026	145,000

290,000	Kalamazoo Funding Company LLC§	1.25	12/15/2026	290,000

Total Variable Rate Demand Note (Cost $1,025,000)				1,025,000

Total Investments In Securities (Cost $7,868,698,577)*	99.91%	$7,868,698,577

Other Assets And Liabilities, Net	0.09	7,001,558

Total Net Assets	100.00%	$7,875,700,135

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid by the Adviser based on procedures approved by the Board of Trustees.
§	These variable rate securities are subject to a demand feature which reduces the remaining maturity.
±	Variable Rate Securties.
†	Yield to Maturity.

The accompanying notes are an integral part of these financial statements.

29

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Municipal Securities – 99.81%

Alabama – 0.51%

$5,195,000	Alabama Water Pollution Control Authority Revenue Roc Series II-R-115 AMBAC Insured§	1.15%	08/15/2010	$5,195,000

4,895,000	Montgomery AL BMC Special Care Facilities Authority Revenue Series 435§	1.14	11/15/2029	4,895,000

				10,090,000

Alaska – 3.40%

1,500,000	Alaska IDA Revenue Providence Medical Office Building Associates Project KBC Bank NV LOC§	0.95	06/01/2010	1,500,000

7,495,000	Alaska State Housing Finance Corporation Floater PA 1057 Housing Revenue MBIA Insured§	1.13	06/01/2026	7,495,000

1,425,000	Alaska State Housing Finance Corporation Housing Revenue Series BB§	1.23	06/01/2007	1,425,000

55,300,000	Valdez AK Marine Terminal Revenue BP Pipelines Incorported Project Series B§	1.20	07/01/2037	55,300,000

2,000,000	Valdez AK Marine Terminal Revenue BP Pipelines Incorported Project Series A§	1.20	06/01/2037	2,000,000

				67,720,000

Arizona – 1.82%

18,600,000	Arizona School District Tax Anticipation Notes Financing Program CTFS Participation	1.75	07/30/2004	18,714,518

2,715,000	Maricopa County AZ IDA MFHR Refunding Las Gardenias Apartments Project Series A§	1.13	04/15/2033	2,715,000

2,300,000	Maricopa County AZ IDA MFHR Villas Solanas Apartments Project Series A Bank of Cherry Creek NA LOC§	1.13	11/15/2032	2,300,000

3,315,000	Maricopa County AZ IDA SFMR§	1.18	09/01/2005	3,315,000

5,615,000	Pima County AZ IDA Revenue Lease Purchase§	1.20	06/01/2007	5,615,000

2,000,000	Salt River Project AZ Agriculture Improvement & Power District Electric System Revenue Salt River Project Series A§	5.00	01/01/2004	2,019,495

1,515,000	Salt River Project AZ Agriculture Improvement & Power District Electric System Revenue Salt River Project Series B§	6.50	01/01/2004	1,535,168

				36,214,181

Arkansas – 0.14%

2,845,000	Arkansas State Development Finance Authority SFMR Series II Collateralized By GNMA FNMA§	1.20	07/01/2033	2,845,000

California – 2.10%

3,100,000	California HFA Revenue Home Mortgage Series J FSA Insured§	1.14	02/01/2032	3,100,000

1,200,000	California HFFA Revenue Series B MBIA Insured§	1.20	09/01/2028	1,200,000

4,000,000	California Higher Education Loan Authority Incorporated Student Loan Revenue Series A State Street B&T Company LOC§	1.05	07/01/2005	4,000,000

3,800,000	California State Department Water Reserve & Power Supply Revenue Series B-1 Bank of New York LOC§	1.20	05/01/2022	3,800,000

4,000,000	Las Virgenes CA Unified School District FSA Insured§	0.88	07/01/2033	4,000,000

4,900,000	Los Angeles CA Water & Power Revenue Subseries B-6§	1.00	07/01/2034	4,900,000

1,800,000	Metropolitan Water District Southern CA Waterworks Revenue Series B-3§	1.15	07/01/2035	1,800,000

19,000,000	San Bernardino County CA TRAN	1.50	07/01/2004	19,098,715

				41,898,715

30

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Colorado – 2.28%

$3,800,000	Arapahoe County CO Capital Improvements & Transportation Funding Highway Revenue Tolls Series 437 Merrill Lynch Capital Services LOC§	1.16%	08/31/2026	$3,800,000

2,000,000	Arvada County CO Water Enterprises Revenue FSA Insured§	1.15	11/01/2020	2,000,000

4,264,000	Boulder County CO MFHR Cloverbasin Village Apartments Project§	1.80	12/25/2031	4,264,000

2,015,000	Colorado Department of Transportation Revenue Putters Series 249Z AMBAC Insured§	1.16	06/15/2014	2,015,000

2,000,000	Colorado HFA AMT MFHR Project Class I Series B-3 Collateralized By FHLB§	1.15	10/01/2035	2,000,000

2,000,000	Denver CO Health & Hospital Authority Healthcare Revenue Series B Bank One Colorado NA LOC§	1.25	12/01/2031	2,000,000

18,000,000	Fitzsimons Redevelopment Authority Colorado Revenue University Physicians Incorporated Allied Irish Bank PLC LOC§	1.15	01/01/2025	18,000,000

11,300,000	Pitkin County CO Industrial Development Revenue Aspen Skiing Project Series A Bank One NA LOC§	1.20	04/01/2016	11,300,000

				45,379,000

Dist Of Columbia – 0.21%

4,165,000	District of Columbia Floats PA 568 FSA Insured§	1.14	06/01/2007	4,165,000

Florida – 1.98%

3,600,000	Alachua County FL Health Facilities Authority Oak Hammock University of Florida Project Series A§	1.20	10/01/2032	3,600,000

9,000,000	Eagle Tax-Exempt Trust CTF 20010906 Class A (Florida State Board of Education Lottery Revenue Series B) FGIC Insured§	1.15	07/01/2019	9,000,000

2,200,000	Escambia County FL HFA SFMR CTFS Series B§	1.15	10/01/2033	2,200,000

780,000	Escambia County FL Housing Finance Authority SFMR Floats PT 1228§	1.18	10/01/2031	780,000

2,000,000	Jacksonville FL Electric Authority Revenue Series D§	5.38	10/01/2011	2,000,000

9,300,000	Jacksonville FL Health Facilities Authority Hospital Revenue Charity OB Group Series C MBIA Insured§	1.10	08/15/2019	9,300,000

1,750,000	Orange County FL IDA Industrial Development Revenue Central Florida YMCA Project Series A Bank of America NA LOC§	1.15	05/01/2027	1,750,000

4,000,000	Orlando FL Utilities Commission Water and Electric Revenue Series B§	5.25	10/01/2023	4,040,000

1,190,000	Orlando FL Utilities Commission Water and Electric Revenue Sub-Series B§	5.25	10/01/2006	1,220,631

5,500,000	Palm Beach County FL Zoological Society Incorporated Project Northern Trust Company LOC§	1.15	05/01/2031	5,500,000

				39,390,631

Georgia – 5.88%

1,500,000	Buford GA Housing Authority MFHR Series 1172§	1.22	09/01/2025	1,500,000

5,300,000	Clayton County GA Development Authority Industrial Development Revenue Blue Circle Aggregates Incorporated Danske Bank LOC§	1.20	09/01/2009	5,300,000

15,000,000	Cobb County GA Tax Anticipated Notes	1.50	12/31/2003	15,017,382

4,270,000	Eagle Tax-Exempt Trust CTF 20001003 Class A (Atlanta GA Airport Revenue Series A) FGIC Insured§	1.15	01/01/2030	4,270,000

4,400,000	Gainesville & Hall County GA Development Authority Individual Exempt Facilities Revenue Spout Springs Water LLC Project Bank of America NA LOC§	1.20	04/01/2027	4,400,000

13,440,000	Georgia Local Government CTFS Participation Series K§	1.18	06/01/2028	13,440,000

23,400,000	Georgia Municipal Gas Authority Gas Revenue Gas Portfolio II Project C Wachovia Bank LOC§	1.10	01/01/2008	23,400,000

31

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Georgia (continued)

$17,800,000	Gwinnett County GA Development Authority Revenue Civic & Cultural Center Project Landesbank Hessen LOC§	1.05%	09/01/2031	$17,800,000

32,000,000	Gwinnett County GA School District Construction Sales Tax Notes	2.00	12/29/2003	32,069,608

				117,196,990

Hawaii – 0.85%

8,000,000	Eagle Tax-Exempt Trust CTF 20011101 Class A (Hawaii State Highway Revenue) FSA Insured§	1.15	07/01/2019	8,000,000

9,000,000	Honolulu HI City & County Tax Revenue Series C FGIC Insured§	1.30	12/01/2008	9,000,000

				17,000,000

Idaho – 1.68%

3,000,000	Ada & Canyon Countys ID JT School District #2 Meridan SBG Insured	2.50	07/30/2004	3,039,482

3,075,000	Idaho Housing & Financial Assistance Housing Revenue Balmoral Apartments II Development Project US Bank NA LOC§	1.25	04/01/2033	3,075,000

27,000,000	Idaho State Tax Anticipation Notes	2.00	06/30/2004	27,239,709

				33,354,191

Illinois – 10.91%

5,000,000	Chicago IL Board of Education CTFS Series A§	1.18	06/01/2021	5,000,000

6,050,000	Chicago IL Board of Education Roc Series II-R-139 AMBAC Insured§	1.15	12/01/2022	6,050,000

1,500,000	Chicago IL Economic Development Revenue Crane Carton Company Project Bankers Trust Company LOC§	1.25	06/01/2012	1,500,000

6,810,000	Chicago IL Midway Airport Revenue Series A MBIA Insured§	6.25	01/01/2024	7,031,937

5,465,000	Chicago IL Park District Roc Rr Series II-R-4018 AMBAC Insured§	1.15	01/01/2024	5,465,000

2,800,000	Chicago IL Public Building Commission Eagle 20030015 Class A FGIC Insured§	1.15	12/01/2014	2,800,000

5,700,000	Chicago IL Sales Tax Revenue Series SG 131 FGIC Insured§	1.13	01/01/2027	5,700,000

3,747,000	Cook County IL CTFS Series 458 FGIC Insured§	1.14	11/15/2028	3,747,000

4,000,000	Cook County IL High School District No 205 Thornton Township Series B FSA Insured§	2.60	12/01/2003	4,008,267

5,125,000	Eagle Tax-Exempt Trust CTF 20021301 Class A (Illinois State) FGIC Insured§	1.15	02/01/2019	5,125,000

18,025,000	Eagle Tax-Exempt Trust CTF 20021303 Class A (Cook County IL Series C) AMBAC Insured§	1.15	11/15/2025	18,025,000

4,000,000	Eagle Tax-Exempt Trust CTF 20021304 Class A (Illinois State) FGIC Insured§	1.15	02/01/2027	4,000,000

1,340,000	Elgin IL Industrial Development Revenue Gemini Mouldings Project Lasalle Bank NA LOC§	1.18	12/01/2028	1,340,000

200,000	Elmhurst IL Industrial Development Revenue John Sakash Company Incorporated Project Lasalle Bank NA LOC§	1.18	02/01/2025	200,000

5,145,000	Illinois Development Finance Authority Revenue Christian Heritage Academy US Bank NA LOC§	1.25	12/01/2021	5,145,000

200,000	Illinois Educational Facilities Authority Revenue Newberry Library Northern Trust Company LOC§	1.10	03/01/2028	200,000

4,800,000	Illinois Educational Facilities Authority Revenue St Xavier University Project Series A Lasalle Bank NA LOC§	1.13	10/01/2032	4,800,000

14,600,000	Illinois Educuational Facilities Authority Revenue Cultural Pooled Financing American National B&T LOC§	1.10	03/01/2028	14,600,000

4,525,000	Illinois Health Facilities Authority Revenue Floater CTFS Series 166 AMBAC Insured§	1.10	02/15/2024	4,525,000

4,500,000	Illinois Health Facilities Authority Revenue Illinois Masonic Medical Center§	5.50	10/01/2019	4,590,000

32

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Illinois (continued)

$5,000,000	Illinois Health Facilities Authority Revenue Memorial Medical Center Series C Kredietbank NV LOC§	1.10%	01/01/2016	$5,000,000

22,100,000	Illinois Health Facilities Authority Revenue Northwestern Memorial Hospital§	1.20	08/15/2025	22,100,000

7,500,000	Illinois Health Facilities Authority Revenue Northwestern Memorial Hospital Series A Westdeutsche Landesbank LOC§	1.22	08/15/2009	7,500,000

13,600,000	Illinois Health Facilities Authority Revenue Northwestern Memorial Hospital Series C Westdeutsche Landesbank LOC§	1.20	08/15/2032	13,600,000

3,600,000	Illinois Health Facilities Authority Revenue Revolving Fund Pooled Financing Bank One NA LOC§	1.10	08/01/2015	3,600,000

16,100,000	Illinois Health Facilities Authority Revenue Silver Cross Hospital & Medical Series A Fifth Third Bank LOC§	1.14	08/15/2026	16,100,000

7,500,000	Illinois Housing Development Authority MFHR Lakeshore Plaza Series A MBIA Insured§	1.10	07/01/2027	7,500,000

1,660,000	Illinois Industrial Development Finance Authority Revenue Recovery Income Project Bank of America NA LOC§	1.18	06/01/2008	1,660,000

7,530,000	Illinois State CTFS Series G§	1.16	05/01/2015	7,530,000

3,200,000	Illinois State Roc Series Ii-R-132 MBIA Insured§	1.15	08/01/2010	3,200,000

4,300,000	Illinois State Sales Tax Revenue Municipal Trust Receipts Series SG-9§	1.13	06/15/2019	4,300,000

6,800,000	Lombard IL IDA Revenue 2500 Higland Avenue Project Mid-America Federal Savings & Loan LOC§	1.50	12/01/2006	6,800,000

6,000,000	Orland Hills IL MFHR Series A Lasalle National Bank LOC§	1.10	12/01/2004	6,000,000

1,200,000	Schaumberg IL MFHR Windsong Apartments Project Lasalle National Bank LOC§	1.12	02/01/2024	1,200,000

3,250,000	Warren County IL Industrial Project Revenue Monmouth College Project Allied Irish Bank PLC LOC§	1.10	12/01/2032	3,250,000

4,000,000	Will County IL School District #122New Lenox GO Series II-R-114 FGIC Insured§	1.15	11/01/2020	4,000,000

				217,192,204

Indiana – 3.56%

400,000	Indiana HFFA Revenue Capital Access Comerica Bank LOC§	1.05	04/01/2013	400,000

4,060,000	Indiana HFFA Revenue Fayette Memorial Hospital Association Series B Fifth Third Bank LOC§	1.25	10/01/2022	4,060,000

3,800,000	Indiana Secondary Market Educational Loans Incorporated Student Loan Revenue Series B AMBAC Insured§	1.10	12/01/2013	3,800,000

8,478,000	Indiana State Housing Finance Authority MFHR Pedcor Investments Series A Collateralized By FHLB§	1.16	01/01/2029	8,478,000

14,965,000	Indiana Transportation Finance Authority Toll Road Lease Revenue Roc Series II-R-105 AMBAC Insured§	1.15	07/01/2012	14,965,000

1,750,000	Indianapolis IN Economic Development Revenue Jewish Federation Campus Fifth Third Bank LOC§	1.05	04/01/2005	1,750,000

2,000,000	Indianapolis IN Gas Utility Revenue Series A AMBAC Insured§	5.88	06/01/2024	2,104,920

8,700,000	Indianapolis IN MFHR Crossing Partners Project AIG Guaranty LOC§	1.30	03/01/2031	8,700,000

1,000,000	Ips School Building Corporation First Mortgage State Aid Withholding LOC§	6.10	01/15/2020	1,061,018

15,630,000	Richmond IN Hospital Authority Revenue Reid Hospital & Health Care Project§	1.10	01/01/2012	15,630,000

9,980,000	Whiting IN Environmental Facilities Revenue BP Products Project Series C§	1.25	07/01/2034	9,980,000

				70,928,938

Iowa – 2.33%

3,225,000	Iowa Finance Authority Economic Development Revenue Lasalle Bank NA LOC§	1.30	03/01/2016	3,225,000

33

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Iowa (continued)

$6,310,000	Iowa Finance Authority Health Care Facilities Revenue St Lukes Health Series A General Electric Capital Corporation LOC§	1.10%	03/01/2018	$6,310,000

2,960,000	Iowa Finance Authority MFHR Cedarwood Hills Project Series A Collateralized By FHLMC§	1.15	05/01/2031	2,960,000

3,000,000	Iowa Finance Authority Private College Revenue Drake University Project Firstar Bank LOC§	1.25	07/01/2011	3,000,000

13,355,000	Iowa Finance Authority SFhr CTFS Series N§	1.23	01/01/2008	13,355,000

3,190,000	Iowa Higher Education Loan Authority Revenue Private College Facilities Grand View Project Firstar Bank NA LOC§	1.25	10/01/2025	3,190,000

14,300,000	Iowa State School Cash Anticipation Program Iowa School Corporations CTFS Series B FSA Insured	2.25	01/30/2004	14,354,903

				46,394,903

Kansas – 1.11%

2,600,000	Kansas State Development Finance Authority Health Facilities Revenue Stormont Vail Project Series M MBIA Insured§	1.25	11/15/2023	2,600,000

9,500,000	Kansas State Development Finance Authority MFHR Bluffs Olathe Apartments Project Series X§	1.80	11/25/2031	9,500,000

2,465,000	Lawrence KS GO Temporary Notes Property Tax Revenue Series II	2.25	10/01/2003	2,465,000

5,035,000	Lenexa KS MFHR Series 1020§	1.14	07/01/2004	5,035,000

2,410,000	Sedgwick & Shawnee Countys KS SFMR Merrill Lynch Capital Services LOC§	1.22	12/01/2013	2,410,000

				22,010,000

Kentucky – 0.11%

2,000,000	Louisville & Jefferson County KY Metropolitan Sewer District Sewer and Drain System Series A	9.00	05/15/2004	2,096,821

Lousiana – 2.15%

4,320,000	Jefferson Parish LA Home Mortgage Authority Floats PT 229 Collateralized By GNMA FNMA§	1.18	06/01/2007	4,320,000

5,620,000	Louisiana Public Facilities Authority Revenue Series II-R-192§	1.15	05/15/2022	5,620,000

3,785,000	Louisiana State GO State Territories Series II R 128 MBIA Insured§	1.15	05/15/2013	3,785,000

3,150,000	Louisiana State GO States Territories Series II R 111 MBIA Insured§	1.15	05/15/2012	3,150,000

2,715,000	Oskaloosa IA Private School Facility Revenue William Penn University Project US Bank NA LOC§	1.25	07/01/2020	2,715,000

7,700,000	Plaquemines LA Port Harbor & Terminal District Port Facilities Revenue International Marine Term Project Series B Kreditbank NV LOC§	1.10	03/15/2006	7,700,000

15,500,000	Plaquemines LA Port Harbor & Terminal District Port Facilities Revenue International Marine Terminal Project Series A Kredietbank NV LOC§	1.10	03/15/2006	15,500,000

				42,790,000

Maine – 1.21%

1,000,000	Maine Municipal Revenue Series E§	5.30	11/01/2013	1,030,362

2,800,000	Maine Regional Industrial Waste System Waste Resources Recovery Revenue Series R§	1.22	07/01/2012	2,800,000

20,100,000	Maine State Tax Anticipation Notes	1.75	06/30/2004	20,241,166

				24,071,528

34

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Maryland – 0.25%

$4,995,000	Maryland State Community Development Administration Department Housing & Community Development§	1.05%	07/01/2039	$4,995,000

Massachusetts – 3.07%

3,270,000	Canton MA Housing Authority MFHR Canton Arboretum Apartments Collateralized By FNMA§	1.05	09/15/2026	3,270,000

35,440,000	Massachusetts Health & Education Facilities Authority	0.85	10/01/2003	35,440,000

15,000,000	Massachusetts State Central Artery Series A§	1.20	12/01/2030	15,000,000

7,495,000	Massachusetts State GO FSA Insured§	1.20	12/01/2014	7,495,000

				61,205,000

Michigan – 4.05%

7,200,000	Detroit MI City School District Eagle-20026014 Class A FGIC Insured§	1.15	05/01/2032	7,200,000

3,400,000	Detroit MI Sewer Disposal Revenue Series II-R-103 FGIC Insured§	1.15	07/01/2026	3,400,000

5,965,000	Detroit MI Sewer Disposal Revenue Series II-R-116 MBIA Insured§	1.15	07/01/2017	5,965,000

1,000,000	Farmington Hills MI Hospital Finance Authority Hospital Revenue Botsford General Hospital Series B MBIA Insured§	1.25	02/15/2016	1,000,000

9,285,000	Lakeview School District Calhoun MI GO School Building & Site Improvement Series B Landesbank Henssen-Thueringen LOC§	1.05	05/01/2032	9,285,000

4,500,000	Macomb County MI Hospital Finance Authority Revenue Mount Clemens General Hospital Series A-1 Comerica Bank LOC§	1.20	10/01/2020	4,500,000

1,700,000	Michigan State Grant Anticipation Notes Series B§	1.07	09/15/2008	1,700,000

2,100,000	Michigan State Higher Education Loan Revenue Series XII B AMBAC Insured§	1.10	10/01/2013	2,100,000

7,700,000	Michigan State Housing Development Authority Limited Obligation Revenue Nonprofit Housing Corporation VI§	1.15	06/01/2025	7,700,000

4,950,000	Michigan State Housing Development Authority MFHR Berrien Woods III Project Series A Lansing Bank§	1.18	07/01/2032	4,950,000

3,800,000	Michigan State Housing Development Authority Rental Housing Revenue Series A MBIA Insured§	1.09	10/01/2037	3,800,000

2,500,000	Michigan State Strategic Fund Limited Obligation Revenue Detroit Symphony Project Series B Michigan National Bank LOC§	1.20	06/01/2031	2,500,000

8,200,000	Michigan State Strategic Funding Limited Obligation Revenue Consumers Power Company Project Series A§	1.20	06/15/2010	8,200,000

18,300,000	St Joseph MI Hospital Finance Authority Hospital Revenue Lakeland Hospital At Niles Project FSA Insured§	1.05	01/01/2032	18,300,000

				80,600,000

Minnesota – 4.61%

500,000	Arden Hills MN Housing & Healthcare Facilities Revenue Presbyterian Homes Series B US Bank NA LOC§	1.25	09/01/2029	500,000

3,320,000	Burnsville MN MFHR Berkshire Project Series A Collateralized By FNMA§	1.10	07/15/2030	3,320,000

3,000,000	Crystal MN MFHR Crystal Apartments Project Collateralized By FHLB§	1.05	05/01/2027	3,000,000

1,200,000	Dakota County MN CDA MFHR Regatta Commons Project Series A Lasalle Bank NA LOC§	1.30	01/01/2038	1,200,000

3,375,000	Dakota County MN Housing & Redevelopment Authority MFHR PT 484 Collateralized By FHLMC§	1.14	12/01/2022	3,375,000

2,900,000	Duluth MN Economic Development Authority Health Care Facilities Revenue Miller-Dwan Medical Center Project US Bank NA LOC§	1.25	06/01/2019	2,900,000

8,460,000	Eagan MN MFHR Floats PT 1221§	1.14	12/01/2029	8,460,000

1,550,000	Eagle Tax-Exempt Trust CTF 20012301 Class A§	1.15	10/01/2019	1,550,000

35

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Minnesota (continued)

$7,880,000	Edina MN MFHR Edina Park Plaza Collateralized By FHLMC§	1.05%	12/01/2029	$7,880,000

4,950,000	Mankato MN MFHR Highland Project US Bank Trust NA LOC§	1.25	05/01/2027	4,950,000

350,000	Maple Grove MN MFHR Basswood Trails Project§	1.10	03/01/2029	350,000

2,080,000	Minneapolis MN GO Unlimited Notes	5.00	12/01/2003	2,093,884

1,000,000	Minnesota Public Facilities Authority Water PCR Series A§	1.13	03/01/2004	1,000,000

2,000,000	Minnesota Public Facilities Authority Water PCR Series A	4.00	03/01/2004	2,024,021

2,125,000	Minnesota Rural Water Finance Authority Series B	2.38	12/15/2003	2,129,426

2,725,000	Minnesota State GO Unlimited Notes Series II-R-96§	1.15	08/01/2014	2,725,000

1,020,000	Minnesota State Higher Education Facilities Authority Revenue St Thomas University Series 5L§	1.07	04/01/2027	1,020,000

2,865,000	Plymouth MN MFHR Lancaster Village Apartments Project Collateralized By FNMA§	1.10	09/15/2031	2,865,000

15,250,000	Rochester MN Health Care Facilities Hospital Revenue	0.88	10/23/2003	15,250,000

4,000,000	Rochester MN Healthcare Services	0.85	12/10/2003	4,000,000

650,000	Roseville MN Health Care Facilities Revenue Presbyterian Homes Care Project§	1.25	10/01/2029	650,000

1,000,000	Roseville MN Private School Facilities Revenue Northwestern College Project§	1.25	11/01/2022	1,000,000

2,375,000	St Paul MN Housing & Redevelopment Authority District Heating Revenue Series A§	1.05	12/01/2012	2,375,000

245,000	St Paul MN Housing & Redevelopment Authority Revenue Minnesota Public Radio Project Allied Irish Bank PLC LOC§	1.25	05/01/2022	245,000

1,500,000	St Paul MN Port Authority District Cooling Revenue 2002 Series Q Dexia Credit Local de France LOC§	1.05	03/01/2022	1,500,000

200,000	St Paul MN Port Authority District Cooling Revenue Series M Dexia Bank LOC§	1.25	03/01/2021	200,000

1,250,000	St Paul MN Port Authority District Cooling Revenue Series O Dexia Credit Local de France LOC§	1.25	03/01/2012	1,250,000

100,000	St Paul MN Port Authority District Cooling Revenue Series R Dexia Credit Local de France LOC§	1.30	03/01/2022	100,000

3,050,000	St Paul MN Port Authority Tax Increment Revenue Westgate Office & Industrial Center Project US Bank Trust NA LOC§	1.10	02/01/2015	3,050,000

8,990,000	University of Minnesota Education Facilities Revenue Intermediate Term Financing Series A§	1.12	01/01/2034	8,990,000

1,765,000	University of Minnesota GO Revenue§	1.15	07/01/2021	1,765,000

				91,717,331

Mississippi – 1.22%

21,100,000	Jackson County MS Port Facility Revenue Chevron USA Incorporated Project§	1.20	06/01/2023	21,100,000

1,115,000	Mississippi Home Corporation SFMR Series 146 GNMA FNMA Insured§	1.18	11/01/2029	1,115,000

2,000,000	Mississippi Hospital Equipment & Facilities Authority Revenue North Mississippi Health Services Series 1§	1.05	05/15/2030	2,000,000

				24,215,000

Missouri – 0.85%

145,000	Missouri Health and Education Facility Authority Education Facilities Revenue St Louis University Project Series A§	1.25	10/01/2009	145,000

10,900,000	Missouri Health and Education Facility Authority Education Facilities Revenue St Louis University Project Series B§	1.25	10/01/2024	10,900,000

3,800,000	Missouri Health and Education Facility Authority Revenue Christian Brothers College Series A§	1.25	10/01/2032	3,800,000

36

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Missouri (continued)

$2,100,000	Missouri Higher Education Loan Authority Student Loan Revenue Series A Bank of America§	1.10%	12/01/2005	$2,100,000

				16,945,000

Montana – 1.04%

5,000,000	Anaconda Deer Lodge County MT Environmental Facilities Revenue Variable Reference Arco Anaconda SMElter§	1.25	10/01/2037	5,000,000

5,475,000	Montana State Board of Investments Municipal Finance Construction Act-Intercap Program§	1.35	03/01/2009	5,475,000

4,750,000	Montana State Board of Investments Municipal Finance Construction-Intercap Program§	1.35	03/01/2005	4,750,000

5,515,000	Montana State Board of Investments Municipal Finance Construction-Intercap Program§	1.35	03/01/2010	5,515,000

				20,740,000

Nebraska – 0.26%

5,200,000	Nebraska Educational Finance Authority Revenue Creighton University Project Allied Irish Bank PLC LOC§	1.20	08/01/2031	5,200,000

Nevada – 0.45%

4,690,000	Clark County NV Roc Rr Series II-R-1035 MBIA Insured§	1.15	06/01/2021	4,690,000

4,200,000	Nevada Housing Division Multi Unit Housing Series A US Bank NA LOC§	1.13	04/01/2035	4,200,000

				8,890,000

New Mexico – 0.38%

1,265,000	Albuquerque NM Industrial Development Revenue Karsten Company New Mexico Project Series A Bank One Arizona NA LOC§	1.30	12/01/2017	1,265,000

2,200,000	Bloomfield NM Healthcare Facilities Revenue Series A Lasalle National Bank NA LOC§	1.30	11/15/2010	2,200,000

2,460,000	Espanola NM Health Care Revenue Series A Lasalle National Bank NA LOC§	1.30	11/15/2010	2,460,000

1,685,000	Silver City NM Series A Lasalle National Bank NA LOC§	1.30	11/15/2010	1,685,000

				7,610,000

New York – 0.61%

2,000,000	New York NY City Housing Development Corporation MFHR First Avenue Development Project Series A§	1.05	10/15/2035	2,000,000

1,500,000	New York State Dorm Authority Revenue State University Education Facilities Series C§	5.30	05/15/2009	1,577,163

8,500,000	New York State HFA Revenue Series A§	1.10	05/01/2029	8,500,000

				12,077,163

North Carolina – 0.66%

13,170,000	University of North Carolina Hospital Chapel Hill Revenue Series B§	1.22	02/15/2031	13,170,000

North Dakota – 0.97%

6,000,000	North Dakota Rural Water Financial Corporation	2.50	11/01/2003	6,004,518

10,300,000	North Dakota State Housing Finance Agency Revenue Series B§	1.10	01/01/2034	10,300,000

2,950,000	Ward County ND Health Care Facilities Revenue Trinity Obligation Group Series A US Bank NA LOC§	1.25	07/01/2029	2,950,000

				19,254,518

37

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Ohio – 4.32%

$5,000,000	Franklin County OH Hospital Revenue Series Ii-R-55 Salomon Smith Barnery LOC§	1.15%	06/01/2017	$5,000,000

3,000,000	Grove City OH MFHR Regency Arms Apartments Project Collateralized By FNMA§	1.15	06/15/2030	3,000,000

19,500,000	Hamilton County OH Hospital Facilities Revenue Elizabeth Gamble Series B JP Morgan Chase & Company LOC§	1.10	06/01/2027	19,500,000

4,000,000	Ohio State Building Authority Adult Correctional Building Fund Series A MBIA Insured§	5.75	10/01/2005	4,080,000

6,295,000	Ohio State GO Series Rr Ii-R 206 FGIC Insured§	1.15	03/15/2015	6,295,000

2,520,000	Ohio State Higher Education Facilities Revenue Series A§	1.10	09/01/2027	2,520,000

500,000	Scioto County OH Hospital Revenue VHA Center Incorporated Series C AMBAC Insured§	1.03	12/01/2025	500,000

25,485,000	Sunamerica Trust Variable State§	1.19	07/01/2041	25,485,000

12,400,000	University of Toledo Ohio General Receipts Bonds§	1.20	06/01/2032	12,400,000

540,000	Warren County OH Health Care Facilities Revenue Otterbein Series A§	1.14	07/01/2021	540,000

2,810,000	Warren County OH Industrial Development Revenue Cincinnati Electricity Corporation Project Scotiabank LOC§	1.10	09/01/2015	2,810,000

3,845,000	Warren County OH Industrial Development Revenue Pac Manufacturing Project§	1.30	12/01/2025	3,845,000

				85,975,000

Oklahoma – 1.10%

7,500,000	Muskogee OK Medical Center Authority Revenue Bank of America NA LOC§	1.15	10/01/2032	7,500,000

2,000,000	Oklahoma Development Finance Authority Health Care Revenue Continuing Care Community Project Series C KBC Bank NV LOC§	1.25	02/01/2012	2,000,000

4,820,000	Oklahoma State HFA Revenue Series 1327 Merrill Lynch Capital LOC§	1.18	03/01/2009	4,820,000

6,605,000	Oklahoma State IDA Tealridge Manor Corporation Project Bank of America NA LOC§	1.15	11/01/2018	6,605,000

1,055,000	Tulsa County OK HFA SFMR GNMA Mortgage Backed Securities Class A Series E§	1.20	07/01/2032	1,055,000

				21,980,000

Oregon – 0.70%

1,655,000	Deschutes County OR Series A FSA Insured	5.00	06/15/2004	1,703,081

3,000,000	Gilliam County OR Solid Waste Disposal Revenue Waste Management Incorporated Project JP Morgan Chase Bank LOC§	1.15	07/01/2027	3,000,000

4,300,000	Multnomah County OR Higher Education Revenue Concordia University Portland Project§	1.25	12/01/2029	4,300,000

4,995,000	Tri County Metro Transportation District OR Series 142§	1.05	08/01/2019	4,995,000

				13,998,081

Other – 3.97%

5,787,003	ABN AMRO Leasetops CTFS Tr 2000-2 ABN AMRO Bank NV LOC§	1.40	04/01/2005	5,787,003

10,000,000	ABN AMRO Munitops CTFS Tr 1999-1 Munitops Certificates FGIC Insured§^	1.18	12/06/2006	10,000,000

15,420,000	ABN AMRO Munitops CTFS Tr 2001-23 MBIA Insured§	1.18	12/01/2009	15,420,000

11,286,080	MBIA Capital Corporation Global Funding MBIA Insured§	1.23	01/14/2016	11,286,080

8,160,000	Munimae Trust Collaterized By FHLMC§	1.22	12/19/2005	8,160,000

5,000,000	Newman Capital Trust Series 2001-2 Class A§	1.24	04/11/2033	5,000,000

5,027,835	Pitney Bowes Credit Corporation Leasetops Tr Revenue Series 2002-1§	1.44	07/19/2006	5,027,835

38

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Other (continued)

$6,640,000	Roaring Fork Municipal Products Limited Liability Corporation Series 2000-14 Class A§	1.19%	06/01/2005	$6,640,000

2,153,805	Roaring Fork Municipal Products Limited Liability Corporation Series 2002-6 Class A§	1.19	06/01/2034	2,153,805

2,749,000	US Bancorp Project Funding Trust Series A§	1.23	01/01/2010	2,749,000

6,815,500	US Bancorp Project Funding Trust Series A§	1.23	03/01/2010	6,815,500

				79,039,223

Pennsylvania – 0.79%

1,960,000	Hollidaysburg PA Area School District AMBAC Insured§	6.50	06/01/2020	2,033,405

9,500,000	Pennsylvania State Higher Education Assistance Agency Student Loan Revenue Series A AMBAC Insured§	1.05	12/01/2025	9,500,000

4,205,000	Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Series II R 1005§	1.15	12/01/2015	4,205,000

				15,738,405

Rhode Island – 0.05%

1,000,000	Rhode Island Refunding Board Authority State Public Projects Revenue§	1.13	08/01/2005	1,000,000

South Carolina – 3.08%

47,700,000	Charleston County SC School District Anticipated Notes	2.00	02/25/2004	47,870,867

4,570,000	South Carolina Educational Facilities Authority For Private Nonprofit Insitiutions§	1.15	02/01/2022	4,570,000

3,265,000	South Carolina Housing Finance and Development Authority Mtg Revenue Series l§	1.23	07/01/2028	3,265,000

5,650,000	South Carolina State Public Service Authority Revenue§	1.13	01/01/2023	5,650,000

				61,355,867

South Dakota – 0.75%

4,900,000	Lawrence County SD Solid Waste Disposal Revenue Homestake Mining Company Series A Chase Manhatten Bank LOC§	1.25	07/01/2032	4,900,000

10,100,000	South Dakota State Health & Educational Facilities Revenue Rapid City Regional Hospital§	1.20	09/01/2027	10,100,000

				15,000,000

Tennessee – 2.95%

4,955,000	Chattanooga TN Roc Rr Series Ii-R-1026 MBIA Insured§	1.15	10/01/2022	4,955,000

4,700,000	Clarksville TN Public Building Authority Revenue Pooled Financing Tennessee Municipal Bond Funding Bank of America NA LOC§	1.22	01/01/2033	4,700,000

5,600,000	Jackson TN Energy Authority Wastewater System Revenue FSA Insured§	1.10	12/01/2022	5,600,000

4,000,000	Memphis TN Center City Revenue Finance Corporation MFHR Series 1220§	1.14	11/01/2029	4,000,000

28,360,000	Montgomery County TN Public Building Authority Pooled Financing Revenue Tennessee County Loan Pool§	1.22	04/01/2032	28,360,000

4,710,500	Portland TN Health & Education Facilities Board Hospital Revenue Series 322§	1.23	11/15/2014	4,710,500

4,610,000	Tennessee Housing Development Agency Series H§	1.21	01/01/2021	4,610,000

1,800,000	Volunteer State Student Funding Corporation Tennessee Student Loan Revenue Series A1 State Street Bank & Trust Company LOC§	1.15	12/01/2023	1,800,000

				58,735,500

39

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Texas – 9.18%

$1,615,000	Austin TX Higher Education Authority University Revenue Concordia University At Austin Project Bank One Texas NA LOC§	1.20%	04/01/2025	$1,615,000

7,000,000	Austin TX Utility Systems Revenue Roc Series Ii-R-159 FSA Insured§	1.15	05/15/2014	7,000,000

7,945,000	Austin TX Utility Systems Revenue Series A MBIA Insured§	5.50	11/15/2003	7,987,297

9,400,000	Austin TX Utility Systems Revenue Series G Receipts§	1.13	11/15/2011	9,400,000

7,145,000	Brownsville TX Utility Systems Revenue Series A MBIA Insured§	1.05	09/01/2027	7,145,000

8,000,000	Calhoun County TX Solid Waste Disposal Revenue Formosa Plastics Corporation Project Bank of America NA LOC§	1.20	05/01/2025	8,000,000

7,700,000	Cameron TX Ed Corporation Revenue Dallas Jewish Community Foundation Allied Irish Bank plc LOC§	1.12	12/01/2030	7,700,000

4,310,000	Eagle Tax-Exempt Trust CTF 20014302 Class A (Austin TX Electric Utility Systems Revenue) FSA Insured§	1.15	11/15/2017	4,310,000

6,000,000	Eagle Tax-Exempt Trust CTF 20014310 Class A (Dallas TX Area Rapid) AMBAC Insured§	1.15	12/01/2026	6,000,000

7,000,000	Harris County TX Health Care Facilities Development Corporation Revenue St Lukes Episcopal Hospital Series B§	1.25	02/15/2031	7,000,000

2,700,000	Harris County TX Health Facilities Development Corporation Special Facilities Revenue Texas Medical Center Project Series B FSA Insured§	1.25	05/15/2029	2,700,000

13,700,000	Houston TX Higher Education Finance Facilities Revenue Floater Receipts Series SG 139 Societe Generale LOC§	1.13	11/15/2029	13,700,000

5,470,000	Houston TX Water & Sewer Systems Revenue CTFS Series 495 FGIC Insured§	1.14	12/01/2030	5,470,000

3,770,000	Houston TX Water & Sewer Systems Revenue Municipal Trust Receipts Series SG 120§	1.13	12/01/2023	3,770,000

1,000,000	North Central TX Health Facilities Development Corporation Revenue Dallas Jewish Community Foundation Allied Irish Bank plc LOC§	1.12	12/01/2030	1,000,000

9,500,000	Pasadena TX Independent School District	2.25	02/15/2004	9,538,810

2,425,000	Polly Ryon Hospital Authority TX Polly Ryon Memorial Hospital JP Morgan Chase & Company LLC§	1.10	11/01/2026	2,425,000

3,000,000	Splendora TX Higher Educational Facilities Corporate Revenue Project Fellowship Christian Project§	1.15	01/01/2017	3,000,000

7,900,000	Texas A & M University Notes Series 3 A2	1.25	01/27/2004	7,907,048

7,900,000	Texas A & M University Notes Series 3 A2	1.25	01/29/2004	7,907,148

1,000,000	Texas State Public Finance Authority Series B	6.00	10/01/2003	1,000,000

36,000,000	Texas State TRAN	2.00	08/31/2004	36,276,982

15,195,000	Travis County TX Health Facilities Development Corporation Health Revenue Series 4 AMBAC Insured§	1.17	11/15/2024	15,195,000

6,870,000	Travis County TX HFA SFMR Series 1287 Collateralized By GNMA§	1.18	09/01/2018	6,870,000

				182,917,285

Utah – 2.86%

7,600,000	Salt Lake County UT Pollution Control Revenue Series B§	1.22	08/01/2007	7,600,000

19,800,000	Salt Lake County UT Pollution Control Revenue Service Station Holdings Project§	1.20	02/01/2008	19,800,000

2,000,000	Utah State Board of Regents Student Loan Revenue Series 1988C AMBAC Insured§	1.05	11/01/2013	2,000,000

14,800,000	Utah State Board of Regents Student Loan Revenue Series 1997R AMBAC Insured§	1.10	11/01/2031	14,800,000

12,700,000	Utah Transportation Authority Sales Tax Revenue Series B Bayerishe Landesbank LOC§	1.05	09/01/2032	12,700,000

				56,900,000

40

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Virginia – 1.15%

$16,490,000	Loudoun County VA IDA Howard Hughes Medical Project Series A	1.15%	02/15/2038	$16,490,000

2,335,000	Richmond VA ROC Series II-R-168 FGIC Insured§	1.15	01/15/2016	2,335,000

2,000,000	Virginia Beach VA GO	5.00	07/15/2004	2,065,245

2,000,000	Virginia State Transportation Board Transportation Contract Revenue Northern Virginia Transportation District Project Series A§	6.25	05/15/2017	2,090,765

				22,981,010

Washington – 4.24%

5,246,500	Energy Northwest Washington Electric Revenue CTFS Series C FSA Insured§	1.21	01/01/2010	5,246,500

4,200,000	Energy Northwest Washington Electric Revenue Floats PA 846 FSA Insured§	1.14	01/01/2010	4,200,000

17,350,000	Issaquah WA Community Properties Water Revenue Series A Bank of America NA LOC§	1.10	02/15/2021	17,350,000

2,000,000	King County WA School District No 411 Series A	5.85	12/01/2011	2,084,711

1,255,000	King County WA Series A	5.00	01/01/2004	1,268,031

5,320,000	Kitsap County WA School District No 400 North Kitsap Series II-R-1009 FSA Insured§	1.15	12/01/2017	5,320,000

1,900,000	Snohomish County WA Public Utility District Series A-1 FSA Insured§	1.10	12/01/2019	1,900,000

2,100,000	Washington State Economic Development Financing Authority Revenue Ace Tank Project US Bank NA LOC§	1.20	11/01/2018	2,100,000

5,500,000	Washington State Economic Development Financing Authority Revenue Industrial Development Canam Steel Project Series D§	1.25	09/30/2030	5,500,000

1,115,000	Washington State Economic Development Financing Authority Revenue Pioneer Human Services Project H§	1.25	09/01/2018	1,115,000

4,000,000	Washington State Economic Development Financing Authority Solid Waste Disposal Revenue Waste Management Incorporated Project Series D§	1.15	07/01/2027	4,000,000

6,645,000	Washington State HFA MFHR Canyon Lakes II Project Pacific Northwest Bank LOC§	1.15	10/01/2019	6,645,000

6,900,000	Washington State Housing Finance Community MFHR Country Club Apartments Series A US Bank NA LOC§	1.30	08/01/2032	6,900,000

3,140,000	Washington State Housing Finance Community MFHR Lakewood Meadows Apartments Project Series A Insured By FNMA§	1.15	07/15/2033	3,140,000

1,000,000	Washington State Housing Finance Community MFHR Mill Point Apartments Project Series A US Bank Trust NA LOC§	1.30	01/01/2030	1,000,000

2,000,000	Washington State Housing Finance Community Nonprofit Revenue Annie Wright School Bank of America NA LOC§	1.15	12/01/2023	2,000,000

1,700,000	Washington State Housing Finance Community Nonprofit Revenue Tacoma Art Museum Project Northern Trust Company LOC§	1.25	06/01/2032	1,700,000

1,700,000	Washington State Public Power Supply System Nuclear Project No 1 Revenue Municipal Securities Trust Receipts Series CMC2 Insured By AMBAC§	1.12	01/01/2005	1,700,000

300,000	Washington State Public Power Supply System Nuclear Project No 2 Revenue Municipal Securities Trust Receipts Series CMC3 Insured By AMBAC§	1.12	07/01/2007	300,000

7,000,000	Washington State Series SG-37§	1.13	07/01/2017	7,000,000

1,140,000	Yakima County WA Public Corporation Revenue Longview Fire Company Project Bank of America NT & SA LOC§	1.25	01/01/2018	1,140,000

2,900,000	Yakima County WA Public Corporation Revenue Valley Processing Project Bank of America NA LOC§	1.20	02/01/2015	2,900,000

				84,509,242

41

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Wisconsin – 3.41%

$5,490,000	Chilton WI School District ROC RR Series II-R-1017 FGIC Insured§	1.15%	04/01/2019	$5,490,000

5,000,000	Waukesha WI School District Tax & Revenue Anticipation Promissory Notes	1.50	08/23/2004	5,021,215

26,500,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue Series I FSA Insured§	1.10	09/01/2032	26,500,000

8,565,000	Wisconsin Rural Water Construction Loan Program Community Revenue Anticipation Notes§	2.50	11/01/2003	8,571,449

21,000,000	Wisconsin State Health & Educational Facilities Authority Revenue Prohealth Incorporated Series B§	1.20	08/15/2030	21,000,000

365,000	Wisconsin State Health and Educational Facilities Authority Revenue Gundersen Lutheran Series A§	1.20	12/01/2015	365,000

1,000,000	Wisconsin State Transportation Revenue Series A§	5.50	07/01/2009	1,044,668

				67,992,332

Wyoming – 0.61%

5,200,000	Lincoln County WY PCR Exxon Project Series 1985§	1.15	08/01/2015	5,200,000

3,000,000	Sweetwater County WY Environment Improvement Revenue Bonds§	1.30	11/01/2025	3,000,000

4,010,000	Wyoming Community Development Authority Revenue FGIC Insured§	1.22	02/01/2004	4,010,000

				12,210,000

Total Municipal Securities (Cost $1,987,689,059)				1,987,689,059

Total Investments In Securities (Cost $1,987,689,059)*	99.81%	$1,987,689,059

Other Assets And Liabilities, Net	0.19	3,882,773

Total Net Assets	100.00%	$1,991,571,832

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid by Adviser based on procedures approved by the Board of Trustees.
§	These variable rate securities are subject to a demand feature which reduces the remaining maturity.

The accompanying notes are an integral part of these financial statements.

42

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

TREASURY PLUS MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Repurchase Agreements – 44.57%

$1,200,000,000	Bear Stearns & Company Incorporated—102% Collateralized by US Government Securities	0.97%		10/01/2003	$1,200,000,000

46,705,000	Deutsche Bank Alex Brown—102% Collateralized by US Government Securities	0.95		10/01/2003	46,705,000

163,000,000	Goldman Sachs Group Incorporated—102% Collateralized by US Government Securities	0.95		10/01/2003	163,000,000

1,050,000,000	Goldman Sachs Group Incorporated—102% Collateralized by US Government Securities	0.91		10/01/2003	1,050,000,000

Total Repurchase Agreements (Cost $2,459,705,000)					2,459,705,000

US Treasury Securities – 55.31%

US Treasury Bills – 41.17%

150,000,000	US Treasury Bills	0.92	†	10/02/2003	149,996,187

225,000,000	US Treasury Bills	0.93	†	10/02/2003	224,994,219

200,000,000	US Treasury Bills	0.96	†	10/02/2003	199,994,667

100,000,000	US Treasury Bills	1.09	†	10/02/2003	99,996,972

75,000,000	US Treasury Bills	0.60	†	10/09/2003	74,990,000

75,000,000	US Treasury Bills	1.07	†	10/09/2003	74,982,167

50,000,000	US Treasury Bills	1.12	†	10/09/2003	49,987,556

150,000,000	US Treasury Bills	1.18	†	10/23/2003	149,891,833

50,000,000	US Treasury Bills	0.91	†	11/20/2003	49,936,458

50,000,000	US Treasury Bills	0.92	†	11/20/2003	49,936,458

150,000,000	US Treasury Bills	0.98	†	11/20/2003	149,795,833

605,000	US Treasury Bills	0.99	†	11/20/2003	604,172

125,000,000	US Treasury Bills	1.09	†	11/28/2003	124,780,486

50,000,000	US Treasury Bills	0.93	†	12/04/2003	49,917,778

75,000,000	US Treasury Bills	0.94	†	01/02/2004	74,817,875

250,000,000	US Treasury Bills	0.95	†	01/02/2004	249,389,687

150,000,000	US Treasury Bills	0.95	†	01/08/2004	149,610,188

250,000,000	US Treasury Bills	1.03	†	02/12/2004	249,041,528

100,000,000	US Treasury Bills	1.00	†	03/18/2004	99,530,556

					2,272,194,620

US Treasury Notes – 14.14%

50,000,000	US Treasury Notes	4.25		11/15/2003	50,149,243

93,107,000	US Treasury Notes	11.88		11/15/2003	94,298,534

100,000,000	US Treasury Notes	3.25		12/31/2003	100,520,288

100,000,000	US Treasury Notes	3.63		03/31/2004	101,285,374

125,000,000	US Treasury Notes	3.38		04/30/2004	126,570,423

75,000,000	US Treasury Notes	7.25		05/15/2004	77,857,205

75,000,000	US Treasury Notes	2.25		07/31/2004	75,721,090

75,000,000	US Treasury Notes	6.00		08/15/2004	78,162,410

75,000,000	US Treasury Notes	2.13		08/31/2004	75,541,121

					780,105,688

Total US Treasury Securities (Cost $3,052,300,308)					3,052,300,308

43

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

TREASURY PLUS MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Total Investments In Securities (Cost $5,512,005,308)*	99.88%	$5,512,005,308

Other Assets And Liabilities, Net	0.12	6,440,286

Total Net Assets	100.00%	$5,518,445,594

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
†	Yield to Maturity.

The accompanying notes are an integral part of these financial statements.

44

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

100% TREASURY MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

US Treasury Securities – 100.09%

US Treasury Bills – 100.09%

$100,000,000	US Treasury Bills	0.95	%†	10/02/2003	$99,997,361

250,000,000	US Treasury Bills	0.96	†	10/02/2003	249,993,333

124,226,000	US Treasury Bills	0.60	†	10/09/2003	124,209,437

26,160,000	US Treasury Bills	0.90	†	10/09/2003	26,154,768

100,000,000	US Treasury Bills	0.92	†	10/09/2003	99,979,667

50,000,000	US Treasury Bills	1.12	†	10/09/2003	49,987,611

75,000,000	US Treasury Bills	0.90	†	10/23/2003	74,958,979

75,000,000	US Treasury Bills	1.00	†	10/23/2003	74,960,583

150,000,000	US Treasury Bills	0.94	†	10/30/2003	149,886,417

75,000,000	US Treasury Bills	0.96	†	10/30/2003	74,942,302

185,655,000	US Treasury Bills	0.93	†	11/13/2003	185,448,768

15,415,000	US Treasury Bills	0.94	†	11/13/2003	15,397,784

75,000,000	US Treasury Bills	0.94	†	11/13/2003	74,915,792

152,615,000	US Treasury Bills	0.94	†	11/20/2003	152,415,753

9,220,000	US Treasury Bills	0.97	†	11/20/2003	9,207,579

3,395,000	US Treasury Bills	0.99	†	11/20/2003	3,390,355

27,645,000	US Treasury Bills	0.97	†	11/28/2003	27,601,797

150,000,000	US Treasury Bills	0.98	†	11/28/2003	149,763,167

75,000,000	US Treasury Bills	1.09	†	11/28/2003	74,868,292

67,500,000	US Treasury Bills	0.92	†	12/04/2003	67,390,200

200,000,000	US Treasury Bills	0.93	†	12/04/2003	199,671,111

100,000,000	US Treasury Bills	0.95	†	12/04/2003	99,831,111

50,000,000	US Treasury Bills	0.94	†	12/11/2003	49,907,799

100,000,000	US Treasury Bills	0.93	†	12/18/2003	99,798,500

100,000,000	US Treasury Bills	0.93	†	01/02/2004	99,759,750

100,000,000	US Treasury Bills	0.95	†	01/02/2004	99,755,875

75,000,000	US Treasury Bills	0.95	†	01/08/2004	74,805,094

100,000,000	US Treasury Bills	0.96	†	01/22/2004	99,700,236

26,725,000	US Treasury Bills	0.99	†	01/22/2004	26,642,371

84,505,000	US Treasury Bills	1.02	†	02/05/2004	84,202,413

100,000,000	US Treasury Bills	0.98	†	02/12/2004	99,635,222

					2,819,179,427

Total US Treasury Securities (Cost $2,819,179,427)					2,819,179,427

Total Investments In Securities (Cost $2,819,179,427)*	100.09%	$2,819,179,427

Other Assets And Liabilities, Net	(0.09)	(2,642,306)

Total Net Assets	100.00%	$2,816,537,121

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
†	Yield to Maturity.

The accompanying notes are an integral part of these financial statements.

45

WELLS FARGO MONEY MARKET FUNDS	STATEMENTS OF ASSETS AND LIABILITIES — SEPTEMBER 30, 2003 (UNAUDITED)

	California Tax-Free Money Market Fund	Government Money Market Fund

ASSETS

INVESTMENTS:
In securities, at amortized cost	$2,507,136,270	$4,852,912,495
Repurchase Agreements, at cost	0	1,418,596,000

TOTAL IN SECURITIES, AT MARKET VALUE	$2,507,136,270	$6,271,508,495

Cash	84,295	50,931
Receivable for dividends and interest and other receivables	6,162,180	16,641,031
Receivable for investments sold	0	0
Receivable for Fund shares issued	0	63

TOTAL ASSETS	2,513,382,745	6,288,200,520

LIABILITIES
Payable for investment purchased	0	47,305,371
Dividends Payable	660,549	3,262,290
Payable for investment adviser and affiliates (Note 3)	857,401	1,540,755
Payable to other related parties(1)	466,118	1,121,981
Accrued expenses and other liabilities	415,536	583,230

TOTAL LIABILITIES	2,399,604	53,813,627

TOTAL NET ASSETS	$2,510,983,141	$6,234,386,893

NET ASSETS CONSIST OF:

Paid-in capital	$2,510,879,273	$6,234,347,826
Undistributed (overdistributed) net investment income	(985)	0
Undistributed net realized gain (loss) on investments	104,853	39,067

TOTAL NET ASSETS	$2,510,983,141	$6,234,386,893

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

Net assets – Class A	$2,150,426,574	$273,483,973
Shares outstanding – Class A	2,150,286,647	273,482,477
Net asset value and offering price per share – Class A	$1.00	$1.00
Net Assets – Class B	N/A	N/A
Shares outstanding – Class B	N/A	N/A
Net asset value and offering price per share – Class B	N/A	N/A
Net Assets – Administrator Class	N/A	$14,806,451
Shares outstanding – Administrator Class	N/A	14,806,453
Net asset value and offering price per share – Administrator Class	N/A	$1.00
Net Assets – Institutional Class	N/A	$968,869,582
Shares outstanding – Institutional Class	N/A	968,869,990
Net asset value and offering price per share – Institutional Class	N/A	$1.00
Net Assets – Service Class	$360,556,567	$4,977,226,887
Shares outstanding – Service Class	360,540,082	4,977,206,287
Net asset value and offering price per share – Service Class	$1.00	$1.00

(1)	Other related parties include the Funds’ trustees and distributor.

The accompanying notes are an integral part of these financial statements.

46

STATEMENTS OF ASSETS AND LIABILITIES — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

Minnesota Money Market Fund	Money Market Fund	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund	100% Treasury Money Market Fund

$123,294,430	$7,444,967,577	$1,987,689,059	$3,052,300,308	$2,819,179,427
0	423,731,000	0	2,459,705,000	0

$123,294,430	$7,868,698,577	$1,987,689,059	$5,512,005,308	$2,819,179,427

53,740	50,734	108,429	100,580	50,425
371,147	6,379,539	5,815,611	10,685,513	0
0	10,000,000	0	0	0
0	31,334	0	86,185	350

123,719,317	7,885,160,184	1,993,613,099	5,522,877,586	2,819,230,202

0	0	0	0	0
24,061	1,930,048	866,474	2,306,957	1,035,097
51,580	3,988,061	450,023	1,247,009	1,138,590
27,987	2,731,009	410,644	730,147	43,875
88,802	810,931	314,126	147,879	475,519

192,430	9,460,049	2,041,267	4,431,992	2,693,081

$123,526,887	$7,875,700,135	$1,991,571,832	$5,518,445,594	$2,816,537,121

$123,527,188	$7,875,697,126	$1,991,585,299	$5,518,444,558	$2,816,449,796
0	0	(6)	(4,294)	40,624
(301)	3,009	(13,461)	5,330	46,701

$123,526,887	$7,875,700,135	$1,991,571,832	$5,518,445,594	$2,816,537,121

$123,526,887	$6,104,261,289	$632,485,592	$2,323,852,961	$191,783,693
123,526,961	6,103,676,825	632,471,298	2,323,899,039	191,746,365
$1.00	$1.00	$1.00	$1.00	$1.00
N/A	$1,771,438,846	N/A	N/A	N/A
N/A	1,771,342,431	N/A	N/A	N/A
N/A	$1.00	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A
N/A	N/A	$90,589,199	$1,879,358,151	N/A
N/A	N/A	90,591,084	1,879,526,164	N/A
N/A	N/A	$1.00	$1.00	N/A
N/A	N/A	$1,268,497,041	$1,315,234,482	$2,624,753,428
N/A	N/A	1,268,365,116	1,315,235,617	2,624,708,332
N/A	N/A	$1.00	$1.00	$1.00

47

WELLS FARGO MONEY MARKET FUNDS	STATEMENTS OF OPERATIONS — FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)

	California Tax-Free Money Market Fund	Government Money Market Fund

INVESTMENT INCOME
Interest	$13,132,644	$35,017,807

TOTAL INVESTMENT INCOME	13,132,644	35,017,807

NET EXPENSES
Advisory fees	3,845,501	7,434,465
Custody	256,366	589,997
Shareholder servicing fees	2,821,235	2,636,615
Portfolio accounting fees	83,091	65,175
Administration fees
Class A	3,047,016	357,649
Class B	N/A	N/A
Admininstrator Class	N/A	6,321
Institutional Class	N/A	216,795
Service Class	260,597	4,499,135
Distribution fees
Class B	N/A	N/A
Legal and audit fees	17,994	17,994
Registration fees	48,604	32,503
Directors’ fees	3,195	3,195
Shareholder reports	46,320	64,808
Other	25,697	35,921

TOTAL EXPENSES	10,455,616	15,960,573

LESS:
Waived fees and reimbursed expenses	(2,408,278)	(1,422,929)
Net expenses	8,047,338	14,537,644

NET INVESTMENT INCOME (LOSS)	5,085,306	20,480,163

Net Realized Gain (Loss) from Investments	68,021	(1,245)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,153,327	$20,478,918

The accompanying notes are an integral part of these financial statements.

48

STATEMENTS OF OPERATIONS — FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

Minnesota Money Market Fund	Money Market Fund	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund	100% Treasury Money Market Fund

$756,218	$50,146,810	$9,173,219	$21,631,784	$15,543,433

756,218	50,146,810	9,173,219	21,631,784	15,543,433

202,863	16,476,868	849,571	1,933,895	5,041,604
13,524	823,843	169,914	386,780	288,092
169,052	10,298,042	1,987,059	2,689,309	265,809
13,881	244,822	58,452	120,259	92,133

182,579	8,700,469	323,165	1,106,897	287,101
N/A	2,421,418	N/A	N/A	N/A
N/A	N/A	N/A	N/A	N/A
N/A	N/A	71,135	1,115,717	N/A
N/A	N/A	1,147,757	1,131,687	2,268,002

N/A	6,726,340	N/A	N/A	N/A
14,485	20,500	12,995	17,493	14,484
15,959	36,480	1,745	24,809	112,922
3,195	3,195	3,195	3,195	3,195
2,149	42,491	13,145	36,567	41,399
906	147,970	7,903	10,937	20,637

618,593	45,942,438	4,646,036	8,577,545	8,435,378

(76,519)	(11,681,499)	(687,701)	(975,279)	(1,414,293)
542,074	34,260,939	3,958,335	7,602,266	7,021,085

214,144	15,885,871	5,214,884	14,029,518	8,522,348

2,718	1,453	(23,078)	5,385	46,733

$216,862	$15,887,324	$5,191,806	$14,034,903	$8,569,081

49

WELLS FARGO MONEY MARKET FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	CALIFORNIA TAX-FREE MONEY MARKET FUND
	(Unaudited) For the Six Months Ended September 30, 2003	For the Year Ended March 31, 2003

INCREASE IN NET ASSETS
Beginning net assets	$2,662,105,499	$2,711,585,081

OPERATIONS:
Net investment income (loss)	5,085,306	19,492,554
Net realized gain (loss) from investments	68,021	235,208

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,153,327	19,727,762

Distributions to shareholders:
From net investment income
Class A	(4,214,436)	(16,873,030)
Class B	N/A	N/A
Administrator Class	N/A	N/A
Institutional Class	N/A	N/A
Service Class	(870,870)	(2,620,509)
From net realized gain on sales of investments
Class A	0	(115,803)
Class B	N/A	N/A
Administrator Class	N/A	N/A
Institutional Class	N/A	N/A
Service Class	0	(15,435)
Capital shares transactions:
Proceeds from shares sold – Class A	1,673,362,214	2,886,230,813
Reinvestment of dividends – Class A	4,052,401	14,022,246
Cost of shares redeemed – Class A	(1,884,804,325)	(2,991,380,111)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	(207,389,710)	(91,127,052)

Proceeds from shares sold – Class B	N/A	N/A
Reinvestment of dividends – Class B	N/A	N/A
Cost of shares redeemed – Class B	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS B	N/A	N/A

Proceeds from shares sold – Administrator Class	N/A	N/A
Reinvestment of dividends – Administrator Class	N/A	N/A
Cost of shares redeemed – Administrator Class	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – ADMINISTRATOR CLASS	N/A	N/A

Proceeds from shares sold – Institutional Class	N/A	N/A
Reinvestment of dividends – Institutional Class	N/A	N/A
Cost of shares redeemed – Institutional Class	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – INSTITUTIONAL CLASS	N/A	N/A

Proceeds from shares sold – Service Class	379,355,098	476,426,238
Reinvestment of dividends – Service Class	778,860	2,314,388
Cost of shares redeemed – Service Class	(323,934,627)	(437,196,141)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – SERVICE CLASS	56,199,331	41,544,485

NET INCREASE (DECREASE) IN NET ASSETS	(151,122,358)	(49,479,582)

NET ASSETS:

ENDING NET ASSETS	$2,510,983,141	$2,662,105,499

Shares Issued and Redeemed:
Shares sold – Class A	1,673,362,214	2,886,241,038
Shares issued in reinvestment of dividends – Class A	4,052,401	14,022,246
Shares redeemed – Class A	(1,884,804,325)	(2,991,380,110)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS A	(207,389,710)	(91,116,826)

Shares sold – Class B	N/A	N/A
Shares issued in reinvestment of dividends – Class B	N/A	N/A
Shares redeemed – Class B	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS B	N/A	N/A

Shares sold – Administrator Class	N/A	N/A
Shares issued in reinvestment of dividends – Administrator Class	N/A	N/A
Shares redeemed – Administrator Class	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – ADMINISTRATOR CLASS	N/A	N/A

Shares sold – Institutional Class	N/A	N/A
Shares issued in reinvestment of dividends – Institutional Class	N/A	N/A
Shares redeemed – Institutional Class	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – INSTITUTIONAL CLASS	N/A	N/A

Shares sold – Service Class	379,355,098	476,426,622
Shares issued in reinvestment of dividends – Service Class	778,860	2,314,388
Shares redeemed – Service Class	(323,934,627)	(437,196,140)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – SERVICE CLASS	56,199,331	41,544,870

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$(985)	$(985)

(1)	“Proceeds from shares sold” and “Shares sold” include amounts relating to Fund mergers. See Note 1.

The accompanying notes are an integral part of these financial statements.

50

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO MONEY MARKET FUNDS

GOVERNMENT MONEY MARKET FUND		MINNESOTA MONEY MARKET FUND		MONEY MARKET FUND
(Unaudited) For the Six Months Ended September 30, 2003(1)	For the Year Ended March 31, 2003	(Unaudited) For the Six Months Ended September 30, 2003	For the Year Ended March 31, 2003	(Unaudited) For the Six Months Ended September 30, 2003	For the Year Ended March 31, 2003

$5,083,245,155	$5,896,987,284	$127,192,911	$141,873,237	$8,610,935,861	$10,209,151,148

20,480,163	65,028,284	214,144	939,230	15,885,871	80,414,762
(1,245)	460,738	2,718	206	1,453	1,556

20,478,918	65,489,022	216,862	939,436	15,887,324	80,416,318

(627,915)	(1,837,311)	(214,144)	(939,230)	(14,685,734)	(73,505,975)
N/A	N/A	N/A	N/A	(1,200,137)	(6,908,788)
(31,253)	N/A	N/A	N/A	N/A	N/A
(1,486,785)	N/A	N/A	N/A	N/A	N/A
(18,334,210)	(63,195,521)	N/A	N/A	N/A	N/A

0	(19,974)	0	0	0	0
N/A	N/A	N/A	N/A	0	0
0	N/A	N/A	N/A	N/A	N/A
0	N/A	N/A	N/A	N/A	N/A
0	(493,768)	N/A	N/A	N/A	N/A

180,807,457	353,982,022	60,308,937	163,182,673	2,649,516,850	5,522,392,625
620,318	1,271,123	234,581	825,557	15,658,854	66,408,489
(153,585,979)	(254,182,834)	(64,212,260)	(178,688,762)	(3,289,034,335)	(6,696,549,549)

27,841,796	101,070,311	(3,668,742)	(14,680,532)	(623,858,631)	(1,107,748,435)

N/A	N/A	N/A	N/A	1,178,262,626	2,942,273,099
N/A	N/A	N/A	N/A	1,294,778	6,654,965
N/A	N/A	N/A	N/A	(1,290,935,952)	(3,439,396,471)

N/A	N/A	N/A	N/A	(111,378,548)	(490,468,407)

44,459,840	N/A	N/A	N/A	N/A	N/A
18,126	N/A	N/A	N/A	N/A	N/A
(29,671,513)	N/A	N/A	N/A	N/A	N/A

14,806,453	N/A	N/A	N/A	N/A	N/A

2,576,516,399	N/A	N/A	N/A	N/A	N/A
397,212	N/A	N/A	N/A	N/A	N/A
(1,608,043,580)	N/A	N/A	N/A	N/A	N/A

968,870,031	N/A	N/A	N/A	N/A	N/A

20,346,704,515	33,705,518,589	N/A	N/A	N/A	N/A
3,805,339	10,693,415	N/A	N/A	N/A	N/A
(20,210,885,151)	(34,630,966,892)	N/A	N/A	N/A	N/A

139,624,703	(914,754,888)	N/A	N/A	N/A	N/A

1,151,141,738	(813,742,129)	(3,666,024)	(14,680,326)	(735,235,726)	(1,598,215,287)

$6,234,386,893	$5,083,245,155	$123,526,887	$127,192,911	$7,875,700,135	$8,610,935,861

180,807,457	353,982,022	60,308,937	163,182,467	2,649,516,850	5,522,369,090
620,318	1,271,123	234,581	825,557	15,658,854	66,408,488
(153,585,979)	(254,182,684)	(64,212,260)	(178,688,763)	(3,289,034,335)	(6,696,549,548)

27,841,796	101,070,461	(3,668,742)	(14,680,739)	(623,858,631)	(1,107,771,970)

N/A	N/A	N/A	N/A	1,178,262,625	2,942,265,018
N/A	N/A	N/A	N/A	1,294,779	6,654,965
N/A	N/A	N/A	N/A	(1,290,935,952)	(3,439,396,471)

N/A	N/A	N/A	N/A	(111,378,548)	(490,476,488)

44,459,840	N/A	N/A	N/A	N/A	N/A
18,126	N/A	N/A	N/A	N/A	N/A
(29,671,513)	N/A	N/A	N/A	N/A	N/A

14,806,453	N/A	N/A	N/A	N/A	N/A

2,576,516,358	N/A	N/A	N/A	N/A	N/A
397,212	N/A	N/A	N/A	N/A	N/A
(1,608,043,580)	N/A	N/A	N/A	N/A	N/A

968,869,990	N/A	N/A	N/A	N/A	N/A

20,346,649,202	33,705,518,590	N/A	N/A	N/A	N/A
3,805,339	10,693,415	N/A	N/A	N/A	N/A
(20,210,885,151)	(34,630,950,201)	N/A	N/A	N/A	N/A

139,569,390	(914,738,196)	N/A	N/A	N/A	N/A

$0	$0	$0	$0	$0	$(1)

51

WELLS FARGO MONEY MARKET FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	NATIONAL TAX-FREE MONEY MARKET FUND
	(Unaudited) For the Six Months Ended September 30, 2003(1)	For the Year Ended March 31, 2003

INCREASE IN NET ASSETS
Beginning net assets	$1,528,551,557	$1,572,155,033

OPERATIONS:
Net investment income (loss)	5,214,884	16,648,886
Net realized gain (loss) from investments	(23,078)	68,020

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,191,806	16,716,906

Distributions to shareholders:
From net investment income
Class A	(387,197)	N/A
Class B	N/A	N/A
Administrator Class	N/A	N/A
Institutional Class.	(465,324)	(1,353,229)
Service Class	(4,362,363)	(15,295,663)
From net realized gain on sales of investments
Class A	0	N/A
Class B	N/A	N/A
Administrator Class	N/A	N/A
Institutional Class.	0	(2,183)
Service Class	0	(21,865)

Capital shares transactions:
Proceeds from shares sold – Class A	879,954,067	N/A
Reinvestment of dividends – Class A	326,972	N/A
Cost of shares redeemed – Class A	(247,789,870)	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	632,491,169	N/A

Proceeds from shares sold – Class B	N/A	N/A
Reinvestment of dividends – Class B	N/A	N/A
Cost of shares redeemed – Class B	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS B	N/A	N/A

Proceeds from shares sold – Administrator Class	N/A	N/A
Reinvestment of dividends – Administrator Class	N/A	N/A
Cost of shares redeemed – Administrator Class	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – ADMINISTRATOR CLASS	N/A	N/A

Proceeds from shares sold – Institutional Class	238,644,013	767,491,304
Reinvestment of dividends – Institutional Class	194,187	264,655
Cost of shares redeemed – Institutional Class	(275,216,470)	(778,969,274)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – INSTITUTIONAL CLASS	(36,378,270)	(11,213,315)

Proceeds from shares sold – Service Class	1,019,453,611	2,254,523,688
Reinvestment of dividends – Service Class	1,548,107	4,476,160
Cost of shares redeemed – Service Class	(1,154,071,264)	(2,291,433,975)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – SERVICE CLASS	(133,069,546)	(32,434,127)

NET INCREASE (DECREASE) IN NET ASSETS	463,020,275	(43,603,476)

NET ASSETS:

ENDING NET ASSETS	$1,991,571,832	$1,528,551,557

Shares Issued and Redeemed:
Shares sold – Class A	879,934,196	N/A
Shares issued in reinvestment of dividends – Class A	326,972	N/A
Shares redeemed – Class A	(247,789,870)	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS A	632,471,298	N/A

Shares sold – Class B	N/A	N/A
Shares issued in reinvestment of dividends – Class B	N/A	N/A
Shares redeemed – Class B	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS B	N/A	N/A

Shares sold – Administrator Class	N/A	N/A
Shares issued in reinvestment of dividends – Administrator Class	N/A	N/A
Shares redeemed – Administrator Class	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – ADMINISTRATOR CLASS	N/A	N/A

Shares sold – Institutional Class	238,644,013	767,490,685
Shares issued in reinvestment of dividends – Institutional Class	194,187	264,655
Shares redeemed – Institutional Class	(275,216,470)	(778,969,273)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – INSTITUTIONAL CLASS	(36,378,270)	(11,213,933)

Shares sold – Service Class	1,019,453,610	2,254,515,379
Shares issued in reinvestment of dividends – Service Class	1,548,107	4,476,160
Shares redeemed – Service Class	(1,154,071,264)	(2,291,433,975)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – SERVICE CLASS	(133,069,547)	(32,442,436)

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$(6)	$(6)

(1)	“Proceeds from shares sold” and “Shares sold” include amounts relating to Fund mergers. See Note 1.

The accompanying notes are an integral part of these financial statements.

52

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO MONEY MARKET FUNDS

TREASURY PLUS MONEY MARKET FUND		100% TREASURY MONEY MARKET FUND
(Unaudited)		(Unaudited)
For the Six Months Ended September 30, 2003(1)	For the Year Ended March 31, 2003	For the Six Months Ended September 30, 2003	For the Year Ended March 31, 2003

$2,773,473,140	$2,063,967,798	$2,934,927,382	$2,663,835,087

14,029,518	29,681,374	8,522,348	31,326,676
5,385	11,432	46,733	109,493

14,034,903	29,692,806	8,569,081	31,436,169

(1,615,024)	N/A	(454,040)	(1,614,815)
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
(7,974,558)	(16,390,043)	N/A	N/A
(4,439,936)	(13,291,330)	(8,068,308)	(30,020,000)

0	N/A	0	(3,104)
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
0	(46,882)	N/A	N/A
0	(38,008)	0	(50,042)

3,976,187,061	N/A	255,912,755	409,695,186
403,454	N/A	488,980	1,510,309
(1,652,737,555)	N/A	(273,906,261)	(363,853,473)

2,323,852,960	N/A	(17,504,526)	47,352,022

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A

34,811,584,390	113,558,849,495	N/A	N/A
1,045,828	2,509,244	N/A	N/A
(34,499,139,159)	(112,901,219,091)	N/A	N/A

313,491,059	660,139,648	N/A	N/A

7,096,880,635	10,808,760,558	8,080,684,352	15,915,545,320
1,044,301	2,257,836	1,742,247	6,217,119
(6,990,301,886)	(10,761,579,243)	(8,183,359,067)	(15,697,770,374)

107,623,050	49,439,151	(100,932,468)	223,992,065

2,744,972,454	709,505,342	(118,390,261)	271,092,295

$5,518,445,594	$2,773,473,140	$2,816,537,121	$2,934,927,382

3,976,233,141	N/A	255,912,755	409,695,186
403,454	N/A	488,980	1,510,309
(1,652,737,555)	N/A	(273,906,261)	(363,852,531)

2,323,899,040	N/A	(17,504,526)	47,352,964

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A

34,811,584,390	113,558,849,494	N/A	N/A
1,045,828	2,509,243	N/A	N/A
(34,499,139,159)	(112,901,208,629)	N/A	N/A

313,491,059	660,150,108	N/A	N/A

7,096,880,635	10,808,760,561	8,080,684,352	15,915,545,320
1,044,301	2,257,835	1,742,247	6,217,119
(6,990,301,886)	(10,761,560,441)	(8,183,359,067)	(15,697,765,127)

107,623,050	49,457,955	(100,932,468)	223,997,312

$(4,294)	$(4,294)	$40,624	$40,624

53

WELLS FARGO MONEY MARKET FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income

CALIFORNIA TAX-FREE MONEY MARKET FUND

CLASS A
April 1, 2003 to September 30, 2003 (Unaudited)	$1.00	0.00	0.00	0.00
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.02	0.00	(0.02)
April 1, 2000 to March 31, 2001	$1.00	0.03	0.00	(0.03)
April 1, 1999 to March 31, 2000	$1.00	0.02	0.00	(0.02)
April 1, 1998 to March 31, 1999	$1.00	0.02	0.00	(0.02)

GOVERNMENT MONEY MARKET FUND

CLASS A
April 1, 2003 to September 30, 2003 (Unaudited)	$1.00	0.00	0.00	0.00
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.03	0.00	(0.03)
April 1, 2000 to March 31, 2001	$1.00	0.06	0.00	(0.06)
November 8, 1999(3) to March 31, 2000	$1.00	0.02	0.00	(0.02)

MINNESOTA MONEY MARKET FUND

CLASS A
April 1, 2003 to September 30, 2003 (Unaudited)	$1.00	0.00	0.00	(0.00)
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.02	0.00	(0.02)
August 14, 2000(3) to March 31, 2001	$1.00	0.02	0.00	(0.02)

MONEY MARKET FUND

CLASS A
April 1, 2003 to September 30, 2003 (Unaudited)	$1.00	0.00	(0.00)	(0.00)
April 1, 2002 to March 31, 2003	$1.00	0.01	(0.00)	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.03	0.00	(0.03)
April 1, 2000 to March 31, 2001	$1.00	0.06	0.00	(0.06)
April 1, 1999 to March 31, 2000	$1.00	0.05	0.00	(0.05)
April 1, 1998 to March 31, 1999	$1.00	0.05	0.00	(0.05)

CLASS B
April 1, 2003 to September 30, 2003 (Unaudited)	$1.00	0.00	0.00	(0.00)
April 1, 2002 to March 31, 2003	$1.00	0.00	0.00	(0.00)
April 1, 2001 to March 31, 2002	$1.00	0.02	0.00	(0.02)
April 1, 2000 to March 31, 2001	$1.00	0.05	0.00	(0.05)
April 1, 1999 to March 31, 2000(4)	$1.00	0.04	0.00	(0.04)
April 1, 1998 to March 31, 1999	$1.00	0.04	0.00	(0.04)

NATIONAL TAX-FREE MONEY MARKET FUND

CLASS A
July 28, 2003(3) to September 30, 2003 (Unaudited)	$1.00	0.00	(0.00)	(0.00)

TREASURY PLUS MONEY MARKET FUND

CLASS A
July 28, 2003(3) to September 30, 2003 (Unaudited)	$1.00	0.00	0.00	(0.00)

100% TREASURY MONEY MARKET FUND

CLASS A
April 1, 2003 to September 30, 2003 (Unaudited)	$1.00	0.00	(0.00)	(0.00)
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.02	0.00	(0.02)
April 1, 2000 to March 31, 2001	$1.00	0.05	0.00	(0.05)
November 8, 1999(3) to March 31, 2000	$1.00	0.02	0.00	(0.02)

The accompanying notes are an integral part of these financial statements.

54

FINANCIAL HIGHLIGHTS	WELLS FARGO MONEY MARKET FUNDS

Distributions From Net Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)(1)			Total Return(2)	Net Assets at End of Period (000’s omitted)
		Net Investment Income	Net Expenses	Gross Expenses

0.00	$1.00	0.37%	0.65%	0.86%	0.19%	$2,150,427
(0.00)	$1.00	0.72%	0.65%	0.77%	0.73%	$2,357,684
0.00	$1.00	1.52%	0.65%	0.77%	1.54%	$2,448,719
0.00	$1.00	2.93%	0.65%	0.77%	2.99%	$2,528,345
0.00	$1.00	2.48%	0.65%	0.96%	2.51%	$2,464,890
0.00	$1.00	2.46%	0.65%	1.03%	2.49%	$2,246,123

0.00	$1.00	0.47%	0.71%	0.80%	0.24%	$273,484
(0.00)	$1.00	0.97%	0.75%	0.81%	1.02%	$245,642
0.00	$1.00	2.33%	0.75%	1.00%	2.60%	$144,577
0.00	$1.00	5.69%	0.75%	0.81%	5.70%	$72,460
0.00	$1.00	4.99%	0.75%	0.81%	1.99%	$58,960

0.00	$1.00	0.32%	0.80%	0.91%	0.16%	$123,527
0.00	$1.00	0.72%	0.80%	0.83%	0.73%	$127,193
0.00	$1.00	1.65%	0.80%	0.83%	1.75%	$141,873
0.00	$1.00	2.03%	0.51%	0.56%	2.07%	$113,871

0.00	$1.00	0.45%	0.76%	0.95%	0.23%	$6,104,261
0.00	$1.00	1.01%	0.76%	0.97%	1.01%	$6,728,119
0.00	$1.00	2.58%	0.76%	0.97%	2.54%	$7,835,864
0.00	$1.00	5.60%	0.76%	0.95%	5.77%	$14,406,458
0.00	$1.00	4.78%	0.75%	1.01%	4.84%	$13,441,754
0.00	$1.00	4.67%	0.75%	0.93%	4.79%	$9,137,812

0.00	$1.00	0.13%	1.08%	1.70%	0.07%	$1,771,439
0.00	$1.00	0.32%	1.46%	1.61%	0.31%	$1,882,817
0.00	$1.00	1.76%	1.51%	1.60%	1.78%	$2,373,287
0.00	$1.00	4.86%	1.51%	1.69%	4.99%	$2,493,119
0.00	$1.00	4.06%	1.46%	1.65%	4.10%	$1,736,843
0.00	$1.00	4.01%	1.42%	1.62%	4.10%	$1,158,589

0.00	$1.00	0.32%	0.65%	0.65%	0.06%	$632,486

0.00	$1.00	0.39%	0.65%	0.65%	0.07%	$2,323,853

0.00	$1.00	0.43%	0.65%	0.91%	0.21%	$191,784
0.00	$1.00	0.94%	0.65%	0.81%	0.96%	$209,285
0.00	$1.00	2.33%	0.65%	0.79%	2.48%	$161,947
0.00	$1.00	5.28%	0.65%	0.74%	5.39%	$98,260
0.00	$1.00	4.89%	0.65%	0.82%	1.89%	$2,047

55

WELLS FARGO MONEY MARKET FUNDS	NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

(1)	During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 8).

(2)	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)	Commencement of operations.

(4)	This class of shares was redesignated from Class S to Class B on November 8, 1999.

The accompanying notes are an integral part of these financial statements.

56

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 68 separate series. These financial statements present the California Tax-Free Money Market, Government Money Market, Minnesota Money Market, Money Market, National Tax-Free Money Market (formerly named the National Tax-Free Institutional Money Market Fund), 100% Treasury Money Market, and Treasury Plus Money Market (formerly named the Treasury Plus Institutional Money Market Fund) Funds (each, a “Fund”, collectively, the “Funds”), each with the exception of the California Tax-Free Money Market Fund and Minnesota Money Market Fund, a diversified series of the Trust. The California Tax-Free Money Market Fund and Minnesota Money Market Fund are non-diversified series of the Trust.

Effective at the close of business on June 6, 2003, the Wells Fargo Government Money Market Fund acquired all of the net assets of the Montgomery Government Money Market Fund. The Montgomery Government Money Market Fund exchanged its 180,530,053 R Class shares (valued at $180,585,365) for 180,530,053 Service Class shares of the Wells Fargo Government Money Market Fund.

Effective at the close of business on July 25, 2003, the Government Money Market Fund acquired all of the net assets of the Government Institutional Money Market Fund. The Government Institutional Money Market Fund exchanged its 1,081,553,886 Institutional Class shares (valued at $1,081,553,928) for 1,081,553,886 Institutional Class shares of the Government Money Market Fund.

Effective at the close of business on July 25, 2003, the National Tax-Free Money Market Fund (formerly named the National Tax-Free Institutional Money Market Fund) (the “Acquiring Fund”) acquired all of the net assets of the National Tax-Free Money Market Fund (the “Target Fund”). The Target Fund exchanged its 667,850,273 Class A shares (valued at $667,870,144) for 667,850,273 Class A shares of the Acquiring Fund.

Effective at the close of business on July 25, 2003, the Treasury Plus Money Market Fund (formerly named the Treasury Plus Institutional Money Market Fund) (the “Acquiring Fund”) acquired all of the net assets of the Treasury Plus Money Market Fund (the “Target Fund”). The Target Fund exchanged its 2,352,982,205 Class A shares (valued at $2,352,936,127) for 2,352,982,205 Class A shares of the Acquiring Fund.

The separate classes of shares offered by each Fund differ principally in the applicable sales charges (if any) and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

57

WELLS FARGO MONEY MARKET FUNDS	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

SECURITIES TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

REPURCHASE AGREEMENTS

The Government Money Market Fund, Money Market Fund and the Treasury Plus Money Market Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds’ custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the “Code”), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2003.

The following Fund had an estimated net capital loss carryforward, which is available to offset future net realized capital gains:

Fund	Year Expires	Capital Loss Carryforwards
Minnesota Money Market Fund	2010	$3,019

The Treasury Plus Money Market Fund has a current post-October deferred loss of $898. This loss will be recognized for tax purposes on the first day of the following tax year.

3. ADVISORY FEES

The Trust has entered into an advisory contract on behalf of the Funds with Wells Fargo Funds Management, LLC (“Funds Management”). Pursuant to the advisory contract, Funds Management has agreed to provide the following Funds with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

Fund	% of Average Daily Net Assets
California Tax-Free Money Market Fund	0.30
Government Money Market Fund	0.10
Minnesota Money Market Fund	0.30
Money Market Fund	0.40
National Tax-Free Money Market Fund	0.10
100% Treasury Money Market Fund	0.35
Treasury Plus Money Market Fund	0.10

58

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

The Funds’ adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds.

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, acts as investment sub-adviser to the Funds. Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of each Fund’s average daily net assets up to $1 billion and 0.04% of each Fund’s average daily net assets in excess of $1 billion.

4. DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the “Plan”) for Class B shares of the Money Market Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Money Market Fund’s Class B shares and paid to Stephens Inc. (“Stephens”) at a rate of 0.75% of average daily net assets. There are no distribution fees for Class A, Administrator Class, Institutional Class or Service Class shares of the Funds. The distribution fees paid on behalf of the Money Market Fund for the six months ended September 30, 2003 were $6,726,340.

5. ADMINISTRATION FEES AND TRANSFER AGENT FEES

Through February 28, 2003, the Trust had entered into an Administration Agreement with Funds Management on behalf of the Funds. Under the Administration Agreement, Funds Management acted as administrator to the Funds and was entitled to receive, on a monthly basis, fees at the annual rate of 0.15% of each Fund’s average daily net assets.

The Trust had also entered into an agreement with Boston Financial Data Services, Inc. (“BFDS”) as the transfer agent for the Trust. Under the agreement, BFDS was entitled to receive from the Funds a per-account fee plus transaction fees, certain out-of-pocket costs and a complex based fee.

Effective March 1, 2003, the Trust has entered into a new Administration Agreement with Funds Management on behalf of the Funds. Under this Agreement, for providing administrative services, which now includes paying the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive an annual fee of 0.27% of the average daily net assets of a Fund’s Class A and Class B shares, 0.17% of the average daily net assets of a Fund’s Service Class shares, 0.15% of the average daily net assets of a Fund’s Administrator Class shares and 0.13% of the average daily net assets of a Fund’s Institutional Class shares.

6. SHAREHOLDER SERVICING FEES

The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged for these services 0.25% of the average daily net assets of each Fund for Class A, Class B and Service Class shares, and 0.10% of the average daily Net assets of each Fund for Administrator Class shares. No fee is charged for Institutional Class shares.

The shareholder servicing fees paid on behalf of the Funds for the six months ended September 30, 2003 were as follows:

Fund	Class A	Class B	Administrator Class	Service Class
California Tax-Free Money Market Fund	$2,821,235	N/A	N/A	$0
Government Money Market Fund	331,177	N/A	$4,215	2,301,223
Minnesota Money Market Fund	169,052	N/A	N/A	N/A
Money Market Fund	8,055,929	$2,242,113	N/A	N/A
National Tax-Free Money Market Fund	299,214	N/A	N/A	1,687,845
100% Treasury Money Market Fund	265,809	N/A	N/A	0
Treasury Plus Money Market Fund	1,024,870	N/A	N/A	1,664,439

7. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Effective the first quarter of 2003, PFPC, Inc. (“PFPC”) serves as fund accountant for the Funds. For its services as fund accountant, PFPC is entitled to receive an annual asset based fund complex fee, an annual fee of $20,000 from each Fund and is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC, Forum Accounting Services, LLC served as fund

59

WELLS FARGO MONEY MARKET FUNDS	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

accountant for all of the Funds and was entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of the Fund, and was reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

In addition, the Trust has entered into a contract on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. (“Wells Fargo Bank, MN”), whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contracts, Wells Fargo Bank, MN is entitled to receive certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

8. WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the six months ended September 30, 2003, were waived by Funds Management first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected.

60

BOARD OF TRUSTEES	WELLS FARGO MONEY MARKET FUNDS

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (“Trustees”) of the Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 92 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex”). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 20th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

Name and Age	Position held and length of service***	Principal occupations during past five years	Other Directorships
Robert C. Brown 72	Trustee since 1992	Retired. Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation until February 1999.	None

J. Tucker Morse 59	Trustee since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	None

NON-INTERESTED TRUSTEES
Name and Age	Position held and length of service***	Principal occupations during past five years	Other Directorships
Thomas S. Goho 61	Trustee since 1987	Wake Forest University, Calloway School of Business and Accountancy, Benson-Pruitt Professorship since 1999, Associate Professor of Finance 1994-1999.	None

Peter G. Gordon 61	Trustee since 1998 (Lead Trustee since 2001)	Chairman, CEO, and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	None

Richard M. Leach 70	Trustee since 1987	Retired. Prior thereto, President of Richard M. Leach Associates (a financial consulting firm).	None

Timothy J. Penny 51	Trustee since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	None

Donald C. Willeke 63	Trustee since 1996	Principal in the law firm of Willeke & Daniels.	None

61

WELLS FARGO MONEY MARKET FUNDS	BOARD OF TRUSTEES

OFFICERS

Name and Age	Position held and length of service	Principal occupations during past five years	Other Directorships
Karla M. Rabusch 44	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to March 2003. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000.	None

Stacie D. DeAngelo 34	Treasurer, since 2003	Vice President of Wells Fargo Bank, N.A. Vice President of Operations for Wells Fargo Funds Management, LLC. Prior thereto, Operations Manager at Scudder Weisel Capital, LLC (2000 to 2001), Director of Shareholder Services at BISYS Fund Services (1999 to 2000) and Assistant Vice President of Operations with Nicholas-Applegate Capital Management (1993 to 1999).	None

C. David Messman 43	Secretary, since 2000	Vice President and Counsel of Wells Fargo Bank, N.A. since January 1996. Vice President and Secretary of Wells Fargo Funds Management, LLC since March 2001.	None

*	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
**	Currently, two of the seven Trustees are considered “interested persons” of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
***	Length of service dates reflects a Trustee’s commencement of service with the Trust’s predecessor entities.

62

LIST OF ABBREVIATIONS	WELLS FARGO MONEY MARKET FUNDS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments

ADR	— American Depository Receipts

AMBAC	— American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

ARM	— Adjustable Rate Mortgages

BART	— Bay Area Rapid Transit

CDA	— Community Development Authority

CDSC	— Contingent Deferred Sales Charge

CGIC	— Capital Guaranty Insurance Company

CGY	— Capital Guaranty Corporation

CMT	— Constant Maturity Treasury

COFI	— Cost of Funds Index

Connie Lee	— Connie Lee Insurance Company

COP	— Certificate of Participation

CP	— Commercial Paper

CTF	— Common Trust Fund

DW&P	— Department of Water & Power

DWR	— Department of Water Resources

EDFA	— Education Finance Authority

FGIC	— Financial Guaranty Insurance Corporation

FHA	— Federal Housing Authority

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

FRN	— Floating Rate Notes

FSA	— Financial Security Assurance, Inc

GNMA	— Government National Mortgage Association

GO	— General Obligation

HFA	— Housing Finance Authority

HFFA	— Health Facilities Financing Authority

IDA	— Industrial Development Authority

LIBOR	— London Interbank Offered Rate

LLC	— Limited Liability Corporation

LOC	— Letter of Credit

LP	— Limited Partnership

MBIA	— Municipal Bond Insurance Association

MFHR	— Multi-Family Housing Revenue

MUD	— Municipal Utility District

MTN	— Medium Term Note

PCFA	— Pollution Control Finance Authority

PCR	— Pollution Control Revenue

PFA	— Public Finance Authority

PLC	— Private Placement

PSFG	— Public School Fund Guaranty

RAW	— Revenue Anticipation Warrants

RDA	— Redevelopment Authority

RDFA	— Redevelopment Finance Authority

R&D	— Research & Development

SFMR	— Single Family Mortgage Revenue

STEERS	— Structured Enhanced Return Trust

TBA	— To Be Announced

TRAN	— Tax Revenue Anticipation Notes

USD	— Unified School District

V/R	— Variable Rate

WEBS	— World Equity Benchmark Shares

63

More information about Wells Fargo Funds® is available free upon request. To obtain literature, please write or call:

Wells Fargo Funds

PO Box 8266

Boston, MA 02266-8266

Wells Fargo Funds Investor Services: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by Stephens Inc., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE	SAR 004 (11/03)

WELLS FARGO

FUNDS

Wells Fargo Money Market Funds

Semi-Annual Report

Wells Fargo California Tax-Free Money Market Fund

Wells Fargo Cash Investment Money Market Fund

Wells Fargo Government Money Market Fund

Wells Fargo National Tax-Free Money Market Fund

Wells Fargo Prime Investment Money Market Fund

Wells Fargo Treasury Plus Money Market Fund

Wells Fargo 100% Treasury Money Market Fund

Administrator, Institutional and Service Classes

September 30, 2003

WELLS FARGO MONEY MARKET FUNDS

NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

This page is intentionally left blank —

SHAREHOLDER LETTER	WELLS FARGO MONEY MARKET FUNDS

DEAR VALUED SHAREHOLDER,

We are pleased to provide you with this Wells Fargo Money Market Funds semi-annual report for the six-month period ending September 30, 2003. On the following pages, you will find the money market overview and facts and figures about each Fund’s portfolio.

OVERVIEW OF FINANCIAL MARKETS

Despite attempts by the federal government to boost the economy early in the year, the economy remained mired in weakness early in the reporting period. The Federal Reserve Board (the Fed) cut short-term interest rates from 1.25% to 1% in June, the lowest level in half a century. Still, unemployment continued to rise and a record fiscal year 2003 federal budget deficit loomed on the horizon, suggesting that tax revenues were not growing fast enough to cover government spending.

Market volatility that was caused by uncertainty over the possibility of war in Iraq was followed by uncertainty over the direction and magnitude of changes in Fed policy. Mortgage refinancing and consumer spending activity remained strong despite a back-up in intermediate-term interest rates. Economic growth began picking up steam during the summer, while corporate earnings exceeded expectations. Even employment data began showing improvement in September. Indeed, there were reasons to be optimistic about the U.S. economy as the end of 2003 approached.

WELLS FARGO MONEY MARKET FUNDS

The Fed’s decision to cut interest rates by just a quarter percentage point to 1% at its June 25, 2003 policy meeting brought interest rates down to levels not seen since the 1950s. Unfortunately, the rate cut did not meet investor expectations and interest rates were volatile through the end of the period in reaction to comments from the Fed and changing views on the outlook for economic growth. Despite a challenging environment for investors, the Wells Fargo Money Market Funds achieved their investment objectives of maintaining a stable net asset value.

It is important to remember that no one can accurately predict the future direction of short-term interest rates. We continue to maintain a more prudent investment strategy and do not pursue strategies that seek to boost yield at the expense of safety and liquidity. We believe that the pursuit of additional yield creates volatility that can potentially undermine Fund performance during uncertain markets.

INVESTMENT STRATEGIES IN CHALLENGING TIMES

Investors are counting on reasonably good earnings growth to propel stocks higher during the balance of 2003, overcoming potential hurdles to any future rally created by seemingly “rich” valuations and by upward pressure on interest rates. With pricing power still weak throughout much of the economy, most businesses will rely on further cost cutting to propel margins enough to sustain double-digit earnings growth. Meanwhile, bond investors may insulate portfolios from a potential rise in interest rates by gradually moving away from longer-term securities as well as by investing in high coupon bonds or mortgage-backed securities that hold up better in a rising interest rate environment. Regardless of what lies ahead, investors should continue to follow the fundamentals of investing — asset allocation and diversification — in an effort to achieve their long-term financial goals.

We would like to thank you for choosing Wells Fargo Funds. We appreciate your confidence in us during this uncertain time period. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

WELLS FARGO MONEY MARKET FUNDS	MONEY MARKET OVERVIEW

MONEY MARKET OVERVIEW

This report covers the six-month period ended September 30, 2003.

This reporting period can be divided into two distinct segments. During the first three months of the period, interest rates moved lower as slow economic growth led many to believe that the Federal Reserve Board (the Fed) would continue its attempt to spur growth by aggressively lowering short-term interest rates. The second half of the period was characterized by rising interest rates, the result of the Fed’s interest rate cut in June not meeting investor expectations.

PRIME MONEY MARKET SECURITIES

For the first three months of the period, the yield curve flattened. Short-term money market investments (those maturing in less than three months) remained stable, while longer-term money market investments (those maturing in more than thirteen months) declined. By mid-June, the yield on one-year investments had declined 25 basis points to below 1%, while the Federal Funds rate remained near 1.25%. Despite warnings that their expectations were unrealistic, investors continued to expect a 50 basis point reduction in the Federal Funds rate in June. When the rate was lowered only 25 basis points, the market began to re-evaluate its outlook for continued regular rate cuts and the yields on longer-term money market investments began to move higher. By the end of the period, the one-year London Interbank Offered Rate (LIBOR) stood at 1.30% after peaking at 1.50% near the end of August.

The amount of commercial paper outstanding continued to decline during the period, as issuers took advantage of the record low bond yields to extend their debt. The amount of top rated commercial paper outstanding fell by more than 5% during the period, from $1.207 trillion to $1.144 trillion, reflecting a decrease of nearly 20% from the peak of $1.413 trillion in December 2000.

Credit quality also remained a concern during the reporting period. While the pace of downgrades slowed somewhat, accounting issues at some of the Government Sponsored Entities, and questions about corporate governance policies at the New York Stock Exchange, did not help to restore investor confidence in management policies, abilities, and integrity.

U.S. TREASURY SECURITIES

Although the Fed eventually did cut the Federal Funds rate by 25 basis points to 1.00%, Treasury bills had been pricing based on the assumption that there would be a 50 basis point cut. Even the one-year Treasury note traded below 0.90% in the days preceding the June rate cut. These low rates coincided with quarter-end demand pressures in June, causing the short-end of the Treasury market (less than three months) to remain overpriced for an unusually longer period of time than what typically follows a market disappointment. Eventually Treasury bill pricing became more reasonable, and the longer end of the market became relatively cheap. As budget deficit projections ballooned, expectations of a greater supply of Treasury bills and the general expectation of higher interest rates drove the price of Treasury bills into the mid 0.90’s to low 1.00’s.

Over this reporting period, the supply of Treasury bills greatly contracted: the issuance of Treasury bills for the first week of April stood at $72 billion, and declined to $44 billion by the end of the period. While the April issuance was largely due to seasonal factors, Treasury bill issuance did not meet expectations as the period progressed and Treasuries became more expensive. Evidence of this could be seen during September, when the U.S. Treasury Department had to issue cash management bills to cover a temporary cash shortfall early in the month. Continued issuance may point to the need for the Treasury to increase auction size in the coming months.

U.S. GOVERNMENT AGENCY SECURITIES

Spreads between U.S. Government agency offerings and money market securities continued to tighten during the period. Interest rates, concerns over the ability of government agencies to manage interest rate risk, losses in the Federal Home Loan Bank of New York’s bond portfolio, and an accounting scandal at the Federal Home Loan Mortgage Corporation (FHLMC) drove yields on U.S. Government agency securities higher on a relative basis. For a period in June, after the FHLMC accounting issues were made public, FHLMC discount notes traded more cheaply than A-1/P-1 bank commercial paper. Eighteen month floating rate paper from the Federal National Mortgage Association (FNMA) and FHLMC traded at similar discount margins to one-year asset-backed conduit program floaters. The number of callable issues continued to increase, but at a slower pace as rates declined in September. By the end of the period, changes in the regulation of FNMA and FHLMC seemed inevitable (although it may be a long and arduous process).

MONEY MARKET OVERVIEW	WELLS FARGO MONEY MARKET FUNDS

TAX-FREE SECURITIES

The number of new municipal issues continued to increase swiftly as issuers found that it was often cheaper to issue variable rate securities than use the swap market to hedge interest rate risk. As variable rates surged to 103% of the one-month LIBOR in mid-April, the vast supply of variable rate demand notes increased, making it somewhat easier to invest the seasonal July cash inflows.

Fixed rate municipal securities were volatile during the reporting period. One-year paper started the period at 1.10% and interest rates plummeted to 0.80% at the peak of note season in late June. California was on the verge of running out of cash, as legislative parties were at odds over approving a budget. Standard and Poor’s was one of the driving forces behind breaking the stalemate by downgrading the state from A to BBB in late July. The price of California Revenue Anticipation Warrants (RAWs) plummeted as their yields skyrocketed from 1.15% to 2.00%.

Texas issued record-breaking Tax and Revenue Anticipation Notes in late August, exceeding municipal demand and splitting the one-year sector into three markets – the general market, the California market, and the Texas market. The one-year municipal securities markets finally settled down in early September as rates hovered near 1.00% for general market paper, 1.10% for Texas paper, and 1.60% for California RAWs.

STRATEGIC OUTLOOK

While the overnight interest rate has been stable, longer money market rates have increased considerably since the mid-point of the reporting period. With the U.S. economy picking up steam and the U.S. dollar weakening overseas, we believe that interest rates may continue to move higher. That increase, when accompanied by outflows from institutional investors, could trigger a challenging period for all money market funds. However, we do not believe that aggressively positioning a money market fund to boost its yield at the risk of jeopardizing its net asset value (NAV) would be appropriate, and we will continue to position the portfolios and select their investments in an ongoing effort to maintain a stable $1.00 NAV.

The views expressed are as of September 30, 2003 and are those of the Funds’ manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Money Market Funds.

WELLS FARGO MONEY MARKET FUNDS	MONEY MARKET OVERVIEW

PRIMARY INVESTMENTS*

Wells Fargo Money Market Fund Name	U.S. Treasury Securities	Repurchase Agreements	U.S. Government Obligations	Commercial Paper	Certificates of Deposit/ Bankers Acceptances	Time Deposits	Floating/ Variable Rate Notes/Bonds	Mortgage- and Other Asset- Backed Securities	Corporate Notes/ Bonds	Municipal Obligations

100% Treasury	X

Treasury Plus	X	X

Government	X	X	X

Prime Investment	X	X	X	X	X	X	X	X	X

Cash Investment	X	X	X	X	X	X	X	X	X

National Tax-Free										X

California Tax-Free										X

*  The chart highlights some of the primary investments that the Funds may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Fund.

PERFORMANCE HIGHLIGHTS	WELLS FARGO MONEY MARKET FUNDS

WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET FUND — SERVICE CLASS

INVESTMENT OBJECTIVE

The Wells Fargo California Tax-Free Money Market Fund (the Fund) seeks a high level of income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

FUND MANAGERS

Dave Sylvester

Julio Bonilla

INCEPTION DATE

01/01/92

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	6-Month*	1-Year	5-Year	10-Year

Wells Fargo California Tax-Free Money Market Fund – Service Class	0.29	0.69	1.97	2.35

Benchmark

iMoneyNet California State Specific Institutional Money Fund Average[2]	0.31	0.75	2.22	2.87
*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2003)

7-Day Current Yield	0.59%

7-Day Compound Yield	0.59%

30-Day Simple Yield	0.48%

30-Day Compound Yield	0.48%

FUND CHARACTERISTICS[3] (AS OF SEPTEMBER 30, 2003)

Weighted Average Maturity	42 days

Number of Holdings	252

PORTFOLIO COMPOSITION3 (AS OF SEPTEMBER 30, 2003)

MATURITY DISTRIBUTION3 (AS OF SEPTEMBER 30, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1   Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s 7-day current yield would have been 0.55%. Performance shown for the Service Class shares of the Wells Fargo California Tax-Free Money Market Fund for periods prior to November 8, 1999, reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

2   The iMoneyNet California State Specific Institutional Money Fund Average is an average of California institutional state tax-free and municipal money funds.

3   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO CASH INVESTMENT MONEY MARKET FUND — ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASSES

INVESTMENT OBJECTIVE

The Wells Fargo Cash Investment Money Market Fund (the Fund) seeks high current income, preservation of capital and liquidity.

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

10/14/87

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	6-Month*	1-Year	5-Year	10-Year

Wells Fargo Cash Investment Money Market Fund – Administrator Class	0.40	0.96	3.69	4.34

Wells Fargo Cash Investment Money Market Fund – Institutional Class	0.50	1.18	3.87	4.43

Wells Fargo Cash Investment Money Market Fund – Service Class	0.37	0.93	3.68	4.34

Benchmark

iMoneyNet First Tier Institutional Money Fund Average[2]	0.41	0.99	4.02	5.41
*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2003)

	Administrator	Institutional	Service

7-Day Current Yield	0.79%	0.94%	0.64%

7-Day Compound Yield	0.79%	0.94%	0.64%

30-Day Simple Yield	0.77%	0.92%	0.62%

30-Day Compound Yield	0.78%	0.93%	0.63%

FUND CHARACTERISTICS[3] (AS OF SEPTEMBER 30, 2003)

Weighted Average Maturity	49 days

Number of Holdings	144

PORTFOLIO COMPOSITION3 (AS OF SEPTEMBER 30, 2003)

MATURITY DISTRIBUTION3 (AS OF SEPTEMBER 30, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1   Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s 7-day current yield would have been 0.77% for the Administrator Class shares, 0.88% for the Institutional Class shares and 0.59% for the Service Class shares.

Performance shown for the Administrator Class shares of the Wells Fargo Cash Investment Money Market Fund for the period prior to July 31, 2003, reflects performance of the Fund’s Service Class shares, and includes fees and expenses that are not applicable to the Administrator Class shares. The Service Class shares annual returns are substantially similar to what the Administrator Class shares would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same fees and expenses. Performance shown for the Institutional and Service Class shares of the Wells Fargo Cash Investment Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares of the Norwest Advantage Cash Investment Fund (the accounting survivor of a merger of the Norwest Advantage Cash Investment Fund and the Stagecoach Prime Money Market Fund at the close of business on November 5, 1999), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

2   The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

3   Portfolio holdings and characteristics are subject to change.

PERFORMANCE HIGHLIGHTS	WELLS FARGO MONEY MARKET FUNDS

WELLS FARGO GOVERNMENT MONEY MARKET FUND — ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASSES

INVESTMENT OBJECTIVE

The Wells Fargo Government Money Market Fund (the Fund) seeks high current income, while preserving capital and liquidity.

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

11/16/87

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	6-Month*	1-Year	5-Year	10-Year

Wells Fargo Government Money Market Fund – Administrator Class	0.37	0.91	3.53	4.18

Wells Fargo Government Money Market Fund – Institutional Class	0.40	0.93	3.54	4.18

Wells Fargo Government Money Market Fund – Service Class	0.35	0.88	3.53	4.18

Benchmark

iMoneyNet Government Institutional Money Fund Average[2]	0.36	0.88	3.79	5.17
*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2003)

	Administrator Class	Institutional Class	Service Class

7-Day Current Yield	0.74%	0.89%	0.59%

7-Day Compound Yield	0.75%	0.90%	0.60%

30-Day Simple Yield	0.73%	0.88%	0.58%

30-Day Compound Yield	0.74%	0.89%	0.58%

FUND CHARACTERISTICS[3] (AS OF SEPTEMBER 30, 2003)

Weighted Average Maturity	58 days

Number of Holdings	108

PORTFOLIO COMPOSITION3 (AS OF SEPTEMBER 30, 2003)

MATURITY DISTRIBUTION3 (AS OF SEPTEMBER 30, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1   Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s 7-day current yield would have been 0.72% for the Administrator Class shares, 0.84% for the Institutional Class shares and 0.55% for the Service Class shares.

Performance shown for the Administrator Class shares of the Wells Fargo Government Money Market Fund for the period prior to July 31, 2003, reflects performance of the Fund’s Service Class shares, and includes fees and expenses that are not applicable to the Administrator Class shares. Performance shown for the Institutional Class shares of the Wells Fargo Government Money Market Fund for the period prior to July 28, 2003, reflects performance of the Fund’s Service Class shares, and includes fees and expenses that are not applicable to the Institutional Class shares. The Service Class shares annual returns are substantially similar to what the Administrator and Institutional Class shares would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same fees and expenses. Performance shown for the Service Class shares of the Wells Fargo Government Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage U.S. Government Fund (the accounting survivor of a merger of the Norwest Advantage U.S. Government Fund and the Stagecoach Government Money Market), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

2   The iMoneyNet Government Institutional Money Fund Average is an average of governmental institutional funds.

3   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO NATIONAL TAX-FREE MONEY MARKET FUND — INSTITUTIONAL AND SERVICE CLASSES

INVESTMENT OBJECTIVE

The Wells Fargo National Tax-Free Money Market Fund (the Fund) seeks to provide high current income exempt from federal income taxes, while preserving capital and liquidity.

FUND MANAGERS

Dave Sylvester

Julio Bonilla

INCEPTION DATE

01/07/88

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	6-Month*	1-Year	5-Year	10-Year

Wells Fargo National Tax-Free Money Market Fund – Institutional Class	0.43	0.96	2.46	2.84

Wells Fargo National Tax-Free Money Market Fund – Service Class	0.32	0.78	2.33	2.78

Benchmark

iMoneyNet Tax-Free Institutional Money Fund Average[2]	0.33%	0.79%	2.43%	3.09%
*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2003)

	Institutional	Service

7-Day Current Yield	0.92%	0.67%

7-Day Compound Yield	0.92%	0.67%

30-Day Simple Yield	0.80%	0.55%

30-Day Compound Yield	0.81%	0.56%

FUND CHARACTERISTICS[3] (AS OF SEPTEMBER 30, 2003)

Weighted Average Maturity	37 days

Number of Holdings	316

PORTFOLIO COMPOSITION3 (AS OF SEPTEMBER 30, 2003)

MATURITY DISTRIBUTION3 (AS OF SEPTEMBER 30, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1   Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s 7-day current yield would have been 0.86% for the Institutional Class shares and 0.57% for the Service Class shares.

Performance shown for the Institutional and Service Class shares of the Wells Fargo National Tax-Free Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Service Class (formerly Institutional Class) shares of the Norwest Advantage Municipal Money Market Fund (the accounting survivor of a merger of the Norwest Municipal Money Market Fund and the Stagecoach National Tax-Free Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

2   The iMoneyNet Tax-Free Institutional Money Fund Average is an average of national and state tax-free and institutional municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds under six months, put bonds over six months, AMT paper and other tax-free holdings. It is made up of funds in the National Tax-Free Institutional and State Specific Institutional categories.

3   Portfolio holdings and characteristics are subject to change.

PERFORMANCE HIGHLIGHTS	WELLS FARGO MONEY MARKET FUNDS

WELLS FARGO PRIME INVESTMENT MONEY MARKET FUND — INSTITUTIONAL AND SERVICE CLASSES

INVESTMENT OBJECTIVE

The Wells Fargo Prime Investment Money Market Fund (the Fund) seeks high current income consistent with the preservation of capital and liquidity.

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

09/02/98

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	6-Month*	1-Year	5-Year	Life of Fund

Wells Fargo Prime Investment Money Market Fund – Institutional Class	0.38	0.86	3.55	3.58

Wells Fargo Prime Investment Money Market Fund – Service Class	0.32	0.80	3.54	3.57

Benchmark

iMoneyNet First Tier Institutional Money Fund Average[2]	0.41	0.99	4.02	4.06
*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2003)

	Institutional Class	Service Class

7-Day Current Yield	0.90%	0.57%

7-Day Compound Yield	0.90%	0.57%

30-Day Simple Yield	0.87%	0.54%

30-Day Compound Yield	0.87%	0.54%

FUND CHARACTERISTICS[3] (AS OF SEPTEMBER 30, 2003)

Weighted Average Maturity	46 days

Number of Holdings	46

PORTFOLIO COMPOSITION3 (AS OF SEPTEMBER 30, 2003)

MATURITY DISTRIBUTION3 (AS OF SEPTEMBER 30, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1   Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s 7-day current yield would have been 0.86% for the Institutional Class shares and 0.57% for the Service Class shares.

Performance shown for the Institutional Class shares of the Wells Fargo Prime Investment Money Market Fund for periods prior to July 28, 2003 reflects performance of the Fund’s Service Class shares, and includes fees and expenses that are not applicable to the Institutional Class shares. The Service Class shares annual returns are substantially similar to what the Institutional Class shares would be because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same fees and expenses. Performance shown for the Service Class shares of the Wells Fargo Prime Investment Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service (formerly Public Entities) shares of the Norwest Advantage Ready Cash Investment Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

2   The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

3   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS	PERFORMANCE HIGHLIGHTS

WELLS FARGO TREASURY PLUS MONEY MARKET FUND — INSTITUTIONAL AND SERVICE CLASSES

INVESTMENT OBJECTIVE

The Wells Fargo Treasury Plus Money Market Fund (the Fund) seeks current income and stability of principal.

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

10/01/85

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	6-Month*	1-Year	5-Year	10-Year

Wells Fargo Treasury Plus Money Market Fund—Institutional Class	0.47	1.09	3.63	4.28

Wells Fargo Treasury Plus Money Market Fund—Service Class	0.33	0.83	3.40	4.11

Benchmark

iMoneyNet Treasury & Repo Institutional Money Fund Average[2]	0.34	0.84	3.70	5.07

91 Day U.S. Treasury Bill[3]	0.84	1.89	4.54	5.01
*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2003)

	Institutional Class	Service Class

7-Day Current Yield	0.84%	0.54%

7-Day Compound Yield	0.84%	0.54%

30-Day Simple Yield	0.83%	0.53%

30-Day Compound Yield	0.84%	0.53%

FUND CHARACTERISTICS[4] (AS OF SEPTEMBER 30, 2003)

Average Maturity	51 days

Number of Holdings	32

PORTFOLIO COMPOSITION4 (AS OF SEPTEMBER 30, 2003)

MATURITY DISTRIBUTION4 (AS OF SEPTEMBER 30, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. The U.S. Treasury guarantee applies to the underlying securities and NOT to shares of the Fund.

1   Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s 7-day current yield would have been 0.78% for the Institutional Class shares and 0.49% for the Service Class shares.

Performance shown for the Institutional and Service Class shares of the Wells Fargo Treasury Plus Money Market Fund for the periods prior to November 8, 1999, reflects performance of the Institutional and Service Class shares, respectively, of the Stagecoach Treasury Plus Money Market Fund (the accounting survivor of a merger between the Norwest Advantage Treasury Plus Fund and the Stagecoach Treasury Plus Money Market Fund), its predecessor Fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

Performance shown for the periods between September 6, 1996 and October 1, 1995, reflects performance of the Pacific American U.S. Treasury Portfolio, the predecessor portfolio. In July 1995, the Pacific American U.S. Treasury Portfolio was renamed the Pacifica Treasury Money Market Fund. For the periods prior to October 1, 1995, the performance shown reflects the performance of the shares of the predecessor portfolio.

2   The iMoneyNet Treasury & Repo Institutional Money Fund Average is an average of institutional government funds that hold U.S. Treasury securities and repurchase agreements backed by the U.S. Treasury.

3   Estimated monthly return (12th root of annualized discount rate) which is based on the discount rate quoted on the last business day of the month of 91 day U.S. Treasury Bills. These figures are calculated on a 365 day basis.

4   Portfolio holdings and characteristics are subject to change.

PERFORMANCE HIGHLIGHTS	WELLS FARGO MONEY MARKET FUNDS

WELLS FARGO 100% TREASURY MONEY MARKET FUND — SERVICE CLASS

INVESTMENT OBJECTIVE

The Wells Fargo 100% Treasury Money Market Fund (the Fund) seeks stability of principal and current income that is exempt from most state and local individual income taxes.

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

12/03/90

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	6-Month*	1-Year	5-Year	10-Year

Wells Fargo 100% Treasury Money Market Fund – Service Class	0.30	0.79	3.29	3.95

Benchmarks

iMoneyNet Treasury Institutional Money Fund Average[2]	0.34	0.85	3.64	5.00

91 Day U.S. Treasury Bill[3]	0.84	1.89	4.54	5.01
*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY

7-Day Current Yield	0.46%

7-Day Compound Yield	0.47%

30-Day Simple Yield	0.47%

30-Day Compound Yield	0.47%

FUND CHARACTERISTICS[4] (AS OF SEPTEMBER 30, 2003)

Weighted Average Maturity	53 days

Number of Holdings	31

PORTFOLIO COMPOSITION4 (AS OF SEPTEMBER 30, 2003)

MATURITY DISTRIBUTION4 (AS OF SEPTEMBER 30, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1   Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s 7-day current yield would have been 0.43%.

Performance shown for the Service Class of the Wells Fargo 100% Treasury Money Market Fund for periods prior to November 8, 1999, reflects performance of the Service Class (formerly Single Class) shares, adjusted for expenses, of the Norwest Advantage Treasury Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

2   The iMoneyNet Treasury Institutional Money Fund Average includes only institutional funds that hold 100% in U.S. Treasury securities.

3   Estimated monthly return (12th root of annualized discount rate) which is based on the discount rate quoted on the last business day of the month of 91 day U.S. Treasury Bills. These figures are calculated on a 365 day basis.

4   Portfolio holdings and characteristics are subject to change.

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Municipal Securities – 99.85%

California – 93.77%

$6,000,000	ABAG Finance Authority For Nonprofit Corporations California Housing Revenue Series A Societe Generale LOC§	1.10%	07/01/2008	$6,000,000

9,865,000	ABAG Finance Authority For Nonprofit Corporations California MFHR Gaia Building Project Series A Collateralized By FNMA§	1.05	09/15/2032	9,865,000

1,150,000	Alameda County CA CTFS Participation Santa Rita Jail Project Lease Revenue Prerefunded 12/01/03 @ 102 MBIA Insured§	5.70	12/01/2014	1,181,779

5,500,000	Alvord CA University School District CTFS Participation Food Services Bridge Funding Program Lease Revenue FSA Insured§	1.05	06/01/2037	5,500,000

4,400,000	Anaheim CA CTFS Participation Lease Revenue AMBAC Insured§	1.00	08/01/2019	4,400,000

3,900,000	Anaheim CA Housing Authority MFHR Collateralized By FNMA§	1.10	07/15/2020	3,900,000

10,244,000	Anaheim CA Housing Authority MFHR Fountain Anaheim Hills Series A Collateralized By FNMA§	1.15	02/15/2033	10,244,000

4,345,000	Anaheim CA Housing Authority MFHR Monterrey Apartments Series B Collateralized By FNMA§	1.10	05/15/2027	4,345,000

6,300,000	Anaheim CA Housing Authority MFHR Sea Wind Apartments Project Series C Collateralized By FNMA§	1.15	07/15/2033	6,300,000

8,160,000	Anaheim CA Public Financing Authority Lease Revenue FSA Insured§	1.13	09/01/2024	8,160,000

37,000,000	Bay Area Toll Authority CA Toll Bridge Revenue San Francisco Bay Area Project Series A AMBAC Insured§	1.00	04/01/2036	37,000,000

4,300,000	Bay Area Toll Authority CA Toll Bridge Revenue San Francisco Bay Area Series B§	1.00	04/01/2029	4,300,000

700,000	Bay Area Toll Authority California Toll Bridge Revenue San Francisco Bay Area Project Series C AMBAC Insured§	1.05	04/01/2037	700,000

11,000,000	Buena Park CA MFHR Walden Glen Apartments Project Series A§	1.15	02/15/2033	11,000,000

13,000,000	California Cities Home Ownership Authority Housing Revenue Lease Purchase Program Project Series A Collateralized By FHLMC§	1.10	09/01/2006	13,000,000

3,000,000	California Communities Housing Finance Agency Lease Revenue Series A Collateralized By FHLMC§	1.10	02/01/2007	3,000,000

2,420,000	California Educational Facilities Authority Revenue CTFS Series 113 General Obligation of University§	1.08	12/01/2027	2,420,000

10,500,000	California Educational Facilities Authority Revenue Loyola Maramount University Series B MBIA Insured§	1.10	10/01/2027	10,500,000

8,290,000	California Educational Facilities Authority Revenue Santa Clara University Series B MBIA Insured§	1.10	02/01/2032	8,290,000

980,000	California HFA Revenue CTFS Series 150 MBIA Insured§	1.13	02/01/2029	980,000

75,000	California HFA Revenue CTFS Series 412 AMBAC Insured§	1.13	08/01/2029	75,000

3,400,000	California HFA Revenue Home Mortgage Series B§	1.28	08/01/2033	3,400,000

5,800,000	California HFA Revenue Home Mortgage Series M§	1.20	08/01/2033	5,800,000

4,415,000	California HFA Revenue Home Mortgage Series U§	1.10	02/01/2017	4,415,000

10,925,000	California HFA Revenue Home Mortgage Series U§	1.14	02/01/2031	10,925,000

31,960,000	California HFA Revenue Home Mortgages FSA Insured§	1.14	02/01/2032	31,960,000

6,800,000	California HFA Revenue Home Mortgages Series F FSA Insured§	1.07	02/01/2034	6,800,000

5,600,000	California HFA Revenue Home Mortgages Series M§	1.20	02/01/2025	5,600,000

1,470,000	California HFA Revenue MBIA Insured§	1.15	08/01/2016	1,470,000

9,100,000	California HFA Revenue MFHR Series D§	1.23	02/01/2031	9,100,000

2,050,000	California HFA Revenue Series 112-A§	1.15	08/01/2026	2,050,000

6,900,000	California HFA Revenue Series F§	1.20	02/01/2033	6,900,000

17,800,000	California HFFA Revenue Adventist Health Systems Series B KBC Bank NV LOC§	1.20	09/01/2025	17,800,000

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$2,845,000	California HFFA Revenue CTFS Series 26 FSA Insured§	1.08%	06/01/2022	$2,845,000

7,200,000	California HFFA Revenue Scripps Health Series A Bank One NA LOC§	1.05	10/01/2023	7,200,000

13,155,000	California HFFA Revenue Series A MBIA Insured§	1.20	09/01/2028	13,155,000

8,530,000	California HFFA Revenue Series B MBIA Insured§	1.20	09/01/2028	8,530,000

7,120,000	California HFFA Revenue Series C MBIA Insured§	1.20	09/01/2015	7,120,000

15,500,000	California Infrastructure & Economic Development Bank Revenue J Paul Getty Series D§	1.00	04/01/2033	15,500,000

18,000,000	California Infrastructure & Economic Development Bank Series 2002	0.80	11/19/2003	18,000,000

15,000,000	California Infrastructure & Economic Development Bank Series 2002	0.80	12/09/2003	15,000,000

76,000,000	California School Cash Reserve Program Authority Pool Series A	2.00	07/06/2004	76,632,672

8,300,000	California State Department Water Reserve & Power Supply Revenue Series 764 FSA Insured§	1.08	05/01/2012	8,300,000

29,200,000	California State Department Water Reserve & Power Supply Revenue Series B-1 Bank of New York LOC§	1.20	05/01/2022	29,200,000

24,400,000	California State Department Water Reserve & Power Supply Revenue Series B-4 Bayerische Landesbank LOC§	1.15	05/01/2022	24,400,000

1,900,000	California State Department Water Reserve & Power Supply Revenue Series B-5 Bayerische Landesbank LOC§	1.15	05/01/2022	1,900,000

26,800,000	California State Department Water Reserve & Power Supply Revenue Series C-14 Westdeutsche Landesbank LOC§	1.10	05/01/2022	26,800,000

17,800,000	California State Department Water Reserve & Power Supply Revenue Series C-3 AMBAC Insured§	1.05	05/01/2022	17,800,000

9,000,000	California State Department Water Reserve Center Valley Project Revenue Putters Series 127 FGIC Insured§	1.10	12/01/2022	9,000,000

3,200,000	California State Economic Development Financing Authority Industrial Development Revenue Serra Microchassis Project US Bank NA LOC§	1.20	08/01/2027	3,200,000

2,005,000	California State Economic Development Financing Authority Industrial Development Revenue Serra Mission Project Series A US Bank NA LOC§	1.20	08/01/2027	2,005,000

4,995,000	California State Floater CTFS Series 471X MBIA Insured§	1.13	09/01/2024	4,995,000

9,000,000	California State Floats PA 315 FSA Insured§	1.15	12/01/2003	9,000,000

1,420,000	California State Floats PT 153A§	1.15	12/01/2008	1,420,000

11,500,000	California State Merlots-B 45 Wachovia Bank Insured§	1.09	10/01/2029	11,500,000

10,395,000	California State Public Works Board Lease Revenue CTFS Series 210 AMBAC Insured§	1.08	01/01/2011	10,395,000

19,570,000	California State Public Works Board Lease Revenue CTFS Series D AMBAC Insured§	1.11	12/01/2019	19,570,000

8,875,000	California State Public Works Board Lease Revenue Roc Series II-R-133 AMBAC Insured§	1.11	12/01/2014	8,875,000

4,205,000	California State Public Works Board Lease Revenue Roc Series II-R-160 AMBAC Insured§	1.11	10/01/2012	4,205,000

6,425,000	California State Putters Series 239Z AMBAC Insured§	1.13	12/01/2032	6,425,000

26,400,000	California State Series C-1 Bank of America NA LOC§	1.10	05/01/2033	26,400,000

20,800,000	California Statewide CDA Davis Retirement Care Project§	1.20	11/15/2028	20,800,000

6,400,000	California Statewide CDA MFHR Canyon Country Apartments Series M Collaterlized By FHLMC§	1.15	12/01/2034	6,400,000

6,750,000	California Statewide CDA MFHR Crocker Oaks Apartments Projectseries H Collateralized By FNMA§	1.15	03/15/2034	6,750,000

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$3,985,000	California Statewide CDA MFHR Granite Oaks Apartments Series R Collateralized By FNMA§	1.15%	10/15/2030	$3,985,000

2,160,000	California Statewide CDA MFHR Greenback Manorapartments Series A Collateralized By FHLB§	1.10	02/01/2028	2,160,000

17,200,000	California Statewide CDA MFHR IAC Project Series W-1 Bank of America NA LOC§	1.10	08/01/2034	17,200,000

2,800,000	California Statewide CDA MFHR IAC Project Series W-2 Bank of America NA LOC§	1.10	09/15/2029	2,800,000

700,000	California Statewide CDA MFHR IAC Project Series W-3 Bank of America NA LOC§	1.10	04/01/2025	700,000

13,700,000	California Statewide CDA Revenue Childrens Hospital of Los Angeles Series Bambac Insured§	1.00	08/15/2032	13,700,000

9,180,000	California Statewide CDA Revenue CTFS Participation House Ear Institute JP Morgan Chase & Company LOC§	1.20	12/01/2018	9,180,000

1,000,000	California Statewide CDA Revenue Fremont Rideout Health Group Series A AMBAC Insured§	1.15	01/01/2031	1,000,000

10,000,000	California Statewide CDA Revenue Series A AMBAC Insured§	1.00	08/15/2032	10,000,000

37,000,000	California Statewide CDA Revenue TRAN Series A-1 FSA Insured§	2.00	06/30/2004	37,306,351

11,090,000	California Statewide CDA Solid Waste Facilities Revenue Chevron USA Project Chevron Corporation LOC§	1.18	12/15/2024	11,090,000

16,420,000	Camarillo CA MFHR Hacienda de Camarillo Project Collateralized By FNMA§	1.15	10/15/2026	16,420,000

2,400,000	Camarillo CA MFHR Heritage Park Project Series A Collateralized By FNMA§	1.10	07/15/2019	2,400,000

5,000,000	Castaic Union School District California CTFS Participation School Facility Bridge Funding Program FSA Insured§	1.05	09/01/2036	5,000,000

5,100,000	Colton CA Redevelopment Agency CTFS Participation Las Palomas Association Project City National Bank LOC§	1.05	11/01/2015	5,100,000

5,985,000	Compton CA University School District Merlots Series B39 MBIA Insured§	1.09	09/01/2027	5,985,000

7,825,000	Contra Costa County CA Home Mortgage Revenue CTFS Series A§	1.15	12/01/2010	7,825,000

7,000,000	Contra Costa County CA MFHR Delta Square Apartments Project Series H Collateralized By FNMA§	1.10	10/15/2029	7,000,000

745,000	Contra Costa County CA MFHR El Cerrito Royale Project Series A Bank of America LOC§	1.10	12/01/2017	745,000

3,300,000	Contra Costa County CA MFHR Lafayette Town Center Apartments Series I Collateralized By FNMA§	1.15	07/15/2032	3,300,000

1,000,000	Contra Costa County CA MFHR Series B Collateralized By FNMA§	1.10	11/15/2022	1,000,000

32,000,000	Contra Costa County CA TRAN Series A	2.50	11/17/2003	32,043,332

1,550,000	Covina CA Redevelopment Agency MFHR Shadowhills Apartments Series A Collateralized By FNMA§	1.08	12/01/2015	1,550,000

2,390,000	Eagle Tax-Exempt Trust CTF Series 950501 (California State) MBIA Insured§	1.11	02/01/2006	2,390,000

4,000,000	Eagle Tax-Exempt Trust CTF Series 970503 (California State Public Works Board Lease Revenue Series C) AMBAC Insured§	1.11	09/01/2017	4,000,000

4,400,000	Escondido CA Community Development Common CTFS Participation Bank of America NT & SA LOC§	1.10	10/01/2016	4,400,000

21,710,000	Fresno CA Union School District Anticipation Notes	1.10	02/19/2004	21,710,336

6,865,000	Garden Grove CA Housing Authority MFHR Floats PT 1385 Collateralized By GNMA§	1.15	03/23/2006	6,865,000

2,725,000	Golden Gate Bridge Highway & Transportation District Morgan Guaranty Trust Company of New York LOC	0.85	10/08/2003	2,725,000

4,000,000	Hayward CA MFHR Shorewood Series A FGIC Insured§	1.05	08/01/2014	4,000,000

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$3,700,000	Hayward CA MFHR Tennyson Gardens Apartments Project Series A US Bank NA LOC§	1.20%	08/01/2032	$3,700,000

1,000,000	Hemet CA MFHR Sunwest Retirement Series A Collateralized By FHLMC§	1.10	01/01/2025	1,000,000

1,760,000	Irvine CA Industrial Revenue Irvine East Investment Company Project Bank of America NA LOC§	1.05	12/01/2005	1,760,000

6,600,000	Irvine Ranch CA Water District CTFS Participation Capital Improvement Project Landesbank Baden LOC§	1.15	08/01/2016	6,600,000

2,000,000	Irvine Ranch CA Water District State Street B&T Company LOC§	1.15	01/01/2021	2,000,000

5,500,000	Lancaster CA Redevelopment Agency MFHR 20Th Street Apartments Project Series C Collateralized By FNMA§	1.10	12/01/2026	5,500,000

4,450,000	Livermore CA Redevelopment Agency MFHR Series 2002A Livermore Apartments Project Bank of America NA LOC§	1.25	11/01/2040	4,450,000

2,135,000	Long Beach CA Harbor Revenue Series 418 FGIC Insured§	1.13	05/15/2020	2,135,000

2,800,000	Long Beach CA Hbr Rev PA 651 FGIC Insured§	1.15	05/15/2019	2,800,000

7,140,000	Los Angeles CA Community Redevelopment Agency MFHR Series A Rowan Lofts Project FNMA Insured§	1.15	12/01/2034	7,140,000

12,000,000	Los Angeles CA Convention & Exhibition Center Authority Lease Revenue Series C1 AMBAC Insured§	0.97	08/15/2021	12,000,000

6,305,000	Los Angeles CA Convention & Exhibition Center Authority Lease Revenue Series D AMBAC Insured§	0.97	08/15/2021	6,305,000

12,000,000	Los Angeles CA Department of Airports Revenue Series C1 Los Angeles International Airport§	1.05	05/15/2020	12,000,000

6,795,000	Los Angeles CA Harbor Department Revenue Transportation Receipts Class F Series 7 MBIA Insured§	1.11	11/01/2026	6,795,000

7,300,000	Los Angeles CA MFHR Broadway Plaza Project Series L§	1.10	12/01/2034	7,300,000

2,500,000	Los Angeles CA MFHR Fountain Park Project Series P§	1.05	04/15/2033	2,500,000

3,700,000	Los Angeles CA MFHR LA Bera Apartment Project Series G Citibank NA LOC§	1.05	12/01/2030	3,700,000

100,000	Los Angeles CA MFHR Loans To Lenders Program Series A FHLB LOC§	1.25	08/01/2026	100,000

5,300,000	Los Angeles CA MFHR Masselin Manor Housing Project Bank of America Nt & SA LOC§	1.10	07/01/2015	5,300,000

9,000,000	Los Angeles CA Union School District COP Multiple Properties Project Series B§	2.25	10/01/2003	9,000,000

18,300,000	Los Angeles CA Union School District Merlots Series A22§	1.09	07/01/2022	18,300,000

5,000,000	Los Angeles CA Union School District Merlots Series B12§	1.09	01/01/2027	5,000,000

55,500,000	Los Angeles CA Union School District TRAN Series A	2.00	07/01/2004	55,944,576

5,000,000	Los Angeles CA Wastewater System Sewer Revenue ROCS RR II R 4034§	1.11	06/01/2022	5,000,000

10,200,000	Los Angeles CA Wastewater System Sewer Revenue Series A FGIC Insured§	1.25	12/01/2031	10,200,000

8,600,000	Los Angeles CA Wastewater System Sewer Revenue Series B FGIC Insured§	1.25	12/01/2031	8,600,000

5,995,000	Los Angeles CA Water & Power Revenue Series 182 FSA Insured§	1.10	07/01/2022	5,995,000

10,595,000	Los Angeles CA Water & Power Revenue Series 184 FSA Insured§	1.10	07/01/2022	10,595,000

4,200,000	Los Angeles CA Water & Power Revenue Subseries A-2§	1.05	07/01/2035	4,200,000

16,700,000	Los Angeles CA Water & Power Revenue Subseries A-4§	1.05	07/01/2035	16,700,000

6,300,000	Los Angeles CA Water & Power Revenue Subseries A-6§	1.05	07/01/2035	6,300,000

20,000,000	Los Angeles CA Water & Power Revenue Subseries A-7§	1.05	07/01/2035	20,000,000

3,000,000	Los Angeles CA Water & Power Revenue Subseries B-1 Dexia Insured§	1.05	07/01/2035	3,000,000

20,900,000	Los Angeles CA Water & Power Revenue Subseries B-2§	1.05	07/01/2034	20,900,000

20,500,000	Los Angeles CA Water & Power Revenue Subseries B-3§	1.18	07/01/2034	20,500,000

1,450,000	Los Angeles CA Water & Power Revenue Subseries B-6§	1.20	07/01/2034	1,450,000

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$7,100,000	Los Angeles CA Water & Power Revenue Subseries B-7§	1.05%	07/01/2034	$7,100,000

13,600,000	Los Angeles CA Water & Power Revenue Subseries B-8 Bank of America NA LOC§	1.05	07/01/2034	13,600,000

18,670,000	Los Angeles County CA Metropolitan Transportation Authority Revenue FSA Insured§	1.11	07/01/2016	18,670,000

20,200,000	Los Angeles County CA Metropolitan Transportation Authority Revenue FSA Insured§	1.11	07/01/2021	20,200,000

10,000,000	Los Angeles County CA Metropolitan Transportation Authority Revenue FSA Insured§	1.11	07/01/2025	10,000,000

3,000,000	Los Angeles County CA MFHR Authority Revenue P Float PT 639§	1.22	10/01/2031	3,000,000

5,850,000	Los Angeles County CA Pension Obligation Series B§	1.01	06/30/2007	5,850,000

1,305,000	Los Angeles County CA Pension Obligation Series C§	1.00	06/30/2007	1,305,000

5,000,000	Los Angeles County CA Sanitation District Revenue Series A	5.25	10/01/2019	5,100,000

12,800,000	Los Angeles County CA Schools TRAN Series A	1.75	06/30/2004	12,878,504

10,000,000	Los Angeles County CA Transportation Common Sales Revenue Series A FGIC Insured§	1.00	07/01/2012	10,000,000

9,055,000	Metropolitan Water District Southern CA Waterworks Revenue MBIA Insured§	1.14	07/01/2030	9,055,000

4,965,000	Metropolitan Water District Southern CA Waterworks Revenue Merlots A21§	1.09	07/01/2021	4,965,000

56,145,000	Metropolitan Water District Southern CA Waterworks Revenue Series A§	1.03	07/01/2025	56,145,000

3,400,000	Metropolitan Water District Southern CA Waterworks Revenue Series A AMBAC Insured§	1.05	06/01/2023	3,400,000

6,850,000	Metropolitan Water District Southern CA Waterworks Revenue Series B-3§	1.15	07/01/2035	6,850,000

11,100,000	Modesto CA Irrigation District Financing Authority Revenue Series SG66 MBIA Insured§	1.14	10/01/2015	11,100,000

6,500,000	Modesto CA MFHR Live Oak Apartments Project Collateralized By FNMA§	1.10	09/15/2024	6,500,000

5,620,000	Modesto CA PFA Lease Revenue Series 354 AMBAC Insured§	1.08	09/01/2029	5,620,000

31,900,000	Msr Public Power Agency CA Utility Tax Revenue San Juan Project Series F MBIA Insured§	1.20	07/01/2022	31,900,000

4,170,000	Msr Public Power Agency CA Utility Tax Revenue San Juan Project Series II R 134 MBIA Insured§	1.11	07/01/2013	4,170,000

2,400,000	Newport Beach CA Revenue Hoag Memorial Hospital Series A§	1.23	10/01/2026	2,400,000

19,700,000	Newport Beach CA Revenue Hoag Memorial Hospital Series B§	1.23	10/01/2026	19,700,000

10,500,000	Newport Beach CA Revenue Hoag Memorial Hospital Series C§	1.23	10/01/2026	10,500,000

2,965,000	Norwalk LA Mirada CA Union School District Series A§	2.00	08/01/2004	2,993,907

11,800,000	Orange County CA Apartment Development Revenue Bluffs Apartment Project Series C FHLMC LOC§	1.10	12/01/2029	11,800,000

4,000,000	Orange County CA Apartment Development Revenue Park Ridge Villas Project FNMA LOC§	1.10	11/15/2028	4,000,000

5,600,000	Orange County CA Apartment Development Revenue Seaside Meadows Partners Project Series 1984C FHLMC LOC§	1.00	08/01/2008	5,600,000

8,000,000	Orange County CA Apartment Development Revenue Series A FHLMC LOC§	1.10	12/01/2006	8,000,000

26,805,000	Orange County CA Apartment Development Revenue Series B Aliso Creek Project FHLMC LOC§	1.05	11/01/2022	26,805,000

7,449,000	Orange County CA Apartment Development Revenue Series D Harbor Pointe Project FHLMC LOC§	1.10	12/01/2022	7,449,000

9,098,000	Orange County CA Improvement Assessment District Number 88 Series 1 KBC Bank NV LOC§	1.20	09/02/2018	9,098,000

12,490,000	Orange County CA Sanitation Districts COP AMBAC Insured§	1.05	08/01/2013	12,490,000

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$1,375,000	Orange County CA Special Financing Authority Teeter Plan Revenue Series B AMBAC Insured§	1.05%	11/01/2014	$1,375,000

3,050,000	Orange County CA Special Financing Authority Teeter Plan Revenue Series D AMBAC Insured§	1.05	11/01/2014	3,050,000

3,000,000	Orange County CA Special Financing Authority Teeter Plan Revenue Series E AMBAC Insured§	1.05	11/01/2014	3,000,000

5,000,000	Pacific CA HFA Lease Revenue Series A FHLMC Insured§	1.10	02/01/2007	5,000,000

720,000	Palo Alto CA USD Series II R 93§	1.11	08/01/2016	720,000

10,000,000	Port of Oakland CA	0.80	10/07/2003	10,000,000

12,000,000	Port of Oakland CA Series D	0.80	10/08/2003	12,000,000

6,000,000	Port of Oakland CA Series D	0.90	10/09/2003	6,000,000

14,000,000	Port of Oakland CA Series D	0.80	10/14/2003	14,000,000

11,400,000	Port of Oakland CA Series D	0.80	10/15/2003	11,400,000

4,995,000	Port of Oakland CA Transportation Revenue FGIC Insured§	1.15	05/01/2008	4,995,000

7,285,000	Port of Oakland CA Transportation Revenue MBIA Insured§	1.15	05/01/2010	7,285,000

18,290,000	Port of Oakland CA Transportation Revenue Series 5 FGIC Insured§	1.08	11/01/2012	18,290,000

2,690,000	Rancho Mirage CA JT Powers Financing Authority Certificates of Participation EISenhower Medical Center Project§	1.07	07/01/2022	2,690,000

2,245,000	Riverside County CA Asset Lending Corporation Leasehold Revenue MBIA Insured§	1.08	06/01/2016	2,245,000

8,100,000	Riverside County CA Community Facilities District Series 88-4 KBC Bank LOC§	1.10	09/01/2014	8,100,000

5,000,000	Riverside County CA IDA Bank of America NA LOC§	1.10	06/01/2026	5,000,000

22,400,000	Riverside San Bernadino CA Housing & Finance Agency Lease Revenue Series A Societe Generale LOC§	1.10	07/01/2006	22,400,000

3,000,000	Roaring Fork Municipal Products Limited Liability Corporation Series 2000-12 Class A§	1.24	03/01/2034	3,000,000

7,000,000	Sacramento County CA HFA MFHR Arlington Creek Apartment Series 1 Collateralized By FNMA§	1.15	05/15/2034	7,000,000

6,300,000	Sacramento County CA HFA MFHR Hidden Oaks Apartments Project Series C Collateralized By FNMA§	1.15	05/15/2029	6,300,000

6,000,000	Sacramento County CA Housing Authority MFHR Normandy Park Apartments Series A§	1.15	02/15/2033	6,000,000

2,500,000	Sacramento County CA MFHR Series C Collateralized By FHLMC§	1.05	04/15/2007	2,500,000

5,200,000	Sacramento County CA MFHR Suncreek Apartments Project Series A§	1.10	04/01/2026	5,200,000

7,600,000	Sacramento County CA Sanitation District Financing Authority Revenue Subordinate Lien Sacramento Regulation C Credit Agricole Indosuez LOC§	1.05	12/01/2030	7,600,000

6,115,000	San Bernadino County CA MFHR Green Valley Apartments Project Series A Collateralized By FNMA§	1.10	05/15/2029	6,115,000

5,665,000	San Bernardino CA Community College District Series RR II R-3006 MBIA Insured§	1.11	08/01/2023	5,665,000

39,000,000	San Bernardino County CA TRAN	1.50	07/01/2004	39,202,625

3,395,000	San Diego CA Area HFA Lease Revenue Series B Collateralized By FNMA§	1.10	06/01/2006	3,395,000

57,260,000	San Diego CA County & School District Revenue Anticipation Notes Series A	1.75	06/30/2004	57,619,750

14,825,000	San Diego CA HFA MFHR Stratton Apartments Project Series A Collateralized By FNMA§	1.15	01/15/2033	14,825,000

16,830,000	San Diego CA MFHR Collateralized By FHLMC§	1.13	09/01/2004	16,830,000

32,595,000	San Diego CA MFHR Collateralized By FHLMC§	1.13	03/01/2032	32,595,000

10,200,000	San Diego CA MFHR Collateralized By FNMA§	1.05	08/01/2014	10,200,000

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$11,050,000	San Diego CA MFHR Paseo Series A§	1.05%	12/01/2022	$11,050,000

19,130,000	San Diego CA Public Facilities Financing Authority Sewer Revenue Series SG 130§	1.11	05/15/2029	19,130,000

5,430,000	San Diego CA Public Facilities Financing Authority Water Revenue Class A§	1.11	08/01/2012	5,430,000

6,621,000	San Diego CA Union School District Floaters Series 759 FSA Insured§	1.08	07/01/2026	6,621,000

5,826,000	San Diego CA Union School District Series 758§	1.08	07/01/2027	5,826,000

11,580,000	San Diego CA Union School District Series PA-804§	1.11	07/01/2022	11,580,000

4,975,000	San Francisco CA City & County CTFS Series C-6§	1.10	06/15/2007	4,975,000

15,800,000	San Francisco CA City & County Finance Corporation Lease Revenue Moscone Center Expansion Project Series 1 AMBAC Insured§	1.03	04/01/2030	15,800,000

10,700,000	San Francisco CA City & County Public Utilities Commission For Clean Water Merlots Series B20 MBIA Insured§	1.09	10/01/2022	10,700,000

1,500,000	San Jose CA MFHR Almaden Lake Village Apartments Project Series A Collateralized By FNMA§	1.12	03/01/2032	1,500,000

19,000,000	San Jose CA MFHR Evans Lane Apartments Project Series H Bank of America NA LOC§	1.10	04/15/2036	19,000,000

2,000,000	San Jose CA Redevelopment Agency Tax Allocation Putters Series 158Z Morgan Guaranty LOC§	1.10	08/01/2014	2,000,000

6,857,500	San Jose CA Union School District Santa Clara County Floaters Series 761 FSA Insured§	1.08	08/01/2027	6,857,500

8,690,000	San Jose-Santa Clara CA Water Financing Authority Sewer Revenue Floats SG 49§	1.11	11/15/2020	8,690,000

2,200,000	San Leandro CA MFHR Haas Avenue Apartments Series B Security Pacific National LOC§	1.05	10/01/2007	2,200,000

5,800,000	Santa Ana CA Health Facility Revenue Multi-Modal Town & Country Project BNP Paribas LOC§	1.20	10/01/2020	5,800,000

9,000,000	Santa Barbara County CA TRAN Series A	2.00	07/23/2004	9,086,649

6,165,000	Santa Clara CA Electric Revenue Series A AMBAC Insured§	1.05	07/01/2010	6,165,000

2,395,000	Santa Clara CA Electric Revenue Series B AMBAC Insured§	1.05	07/01/2010	2,395,000

5,900,000	Santa Clara County CA MFHR Benton Park Center Apartments Project Series A Collateralized By FNMA§	1.15	12/15/2025	5,900,000

11,400,000	Santa Clara County CA MFHR Foxchase Apartments Project Series E FGIC Insured§	1.05	11/01/2007	11,400,000

6,150,000	Simi Valley CA MFHR Series A§	1.10	07/01/2023	6,150,000

24,000,000	Sonoma County CA TRAN	2.50	10/14/2003	24,008,072

30,595,000	South Orange County CA PFA Special Tax Revenue Series 146§	1.10	08/15/2015	30,595,000

2,300,000	Southeast Resource Recovery Facilities Authority Lease Revenue Refunding Bonds Series B§	1.04	12/01/2018	2,300,000

1,300,000	Southern CA Public Power Authority Power Revenue Palo Verde Project Series C§	1.00	07/01/2017	1,300,000

13,400,000	Southern CA Public Power Authority Power Revenue Series A§	1.05	07/01/2023	13,400,000

7,620,000	Southern CA Public Power Authority Power Revenue Series B§	1.00	07/01/2009	7,620,000

7,400,000	Stanford University	0.90	02/06/2004	7,400,000

2,000,000	Stockton CA Health Facilities Revenue Series A§	1.15	12/01/2032	2,000,000

5,000,000	Tahoe Forest CA Hospital District Revenue§	1.15	07/01/2033	5,000,000

3,100,000	Tulare CA Local Health Care District Health Facility Revenue§	1.15	12/01/2032	3,100,000

26,550,000	Turlock CA Irrigation District COP Capital Improvement Project Societe Generale LOC§	1.20	01/01/2031	26,550,000

3,000,000	University CA Education Facilities Revenue Series 480 MBIA Insured§	1.13	09/01/2022	3,000,000

7,000,000	University of California	0.80	10/06/2003	7,000,000

10,000,000	University of California	0.85	10/10/2003	10,000,000

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

CALIFORNIA TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$7,500,000	University of California	0.85%	10/16/2003	$7,500,000

15,000,000	University of California	0.90	10/20/2003	15,000,000

18,000,000	University of California	0.85	11/18/2003	18,000,000

15,000,000	University of California	0.85	12/08/2003	15,000,000

3,700,000	Vacaville CA MFHR Quail Run Project Series A§	1.05	07/15/2018	3,700,000

4,800,000	Vallejo CA MFHR Hillside Terrace Apartments Series A Collaterized By FNMA§	1.10	03/15/2027	4,800,000

				2,354,424,053

Other – 4.43%

17,995,000	ABN AMRO Munitops CTFS Tr 1998-20 Munitops Certificates AMBAC Insured§	1.13	07/05/2006	17,995,000

13,176,000	ABN AMRO Munitops CTFS Tr 1998-25 Munitops Certificates FGIC Insured§	1.13	07/05/2006	13,176,000

17,000,000	ABN AMRO Munitops CTFS Tr 2000-5 Munitops Certificates FGIC Insured§ª	1.16	05/07/2008	17,000,000

2,700,000	Municipal Securities Trust Series 2001 136 Class A§	1.20	12/06/2018	2,700,000

42,876,217	Newman Capital Trust Series 2000-1 Class A§	1.19	04/01/2032	42,876,217

17,500,000	Newman Capital Trust Series 2001-1 Class A§	1.19	04/07/2031	17,500,000

				111,247,217

Puerto Rico – 1.65%

7,200,000	Eagle Tax-Exempt Trust CTF 20015101 Class A (Puerto Rico Commonwealth Infrastructure Financing Authority Series A)§	1.11	10/01/2034	7,200,000

10,000,000	Eagle Tax-Exempt Trust CTF 20025102 Class A (Puerto Rico Commonwealth Highway & Transportation Revenue Series D) FSA Insured§	1.11	07/01/2027	10,000,000

5,000,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue Series 2 MBIA Insured§	1.11	07/01/2038	5,000,000

4,995,000	Puerto Rico Commonwealth Infrastructure Financing Authority Series 86§	1.08	07/01/2015	4,995,000

5,360,000	Puerto Rico Commonwealth Municipal Finance Agency Series 645 FSA Insured§	1.06	08/01/2015	5,360,000

6,135,000	Puerto Rico Commonwealth Public Buildings Authority Revenue Series 416 FSA Insured§	1.08	07/01/2021	6,135,000

2,775,000	Puerto Rico Commonwealth Public Finance Corporation Series 522X MBIA Insured§	1.08	08/01/2022	2,775,000

				41,465,000

Total Municipal Securities (Cost $2,507,136,270)				2,507,136,270

Total Investments In Securities (Cost $2,507,136,270)*	99.85%	$2,507,136,270

Other Assets And Liabilities, Net	0.15	3,846,871

Total Net Assets	100.00%	$2,510,983,141

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
ª	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid by the Adviser based on procedures approved by the Board of Trustees.
§	These variable rate securities are subject to a demand feature which reduces the remaining maturity.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Certificates of Deposit – 7.16%

$100,000,000	Abbey National Treasury Services plc	1.40%		03/02/2004	$100,000,000

100,000,000	Bank of Nova Scotia Portland	1.09		03/23/2004	100,000,000

250,000,000	Credit Agricole Indosuez New York	1.06		12/19/2003	250,000,000

150,000,000	Natexis Banque Populaires	1.07		11/03/2003	150,000,000

100,000,000	Svenska Handelsbanken	1.40		03/02/2004	100,000,000

193,000,000	Unicredito Italiano SPA	1.04		10/20/2003	193,000,000

150,000,000	World Savings Bank Fsb	1.01		10/17/2003	149,998,671

Total Certificates of Deposit (Cost $1,042,998,671)					1,042,998,671

Commercial Paper – 43.18%

100,000,000	Aegon Funding Corporationª	1.07	†	11/03/2003	99,901,917

50,000,000	Aegon Funding Corporationª	1.07	†	11/06/2003	49,946,500

75,000,000	Aegon Funding Corporationª	1.07	†	11/07/2003	74,917,521

140,000,000	Amstel Funding Corporationª	0.94	†	12/29/2003	139,674,656

99,201,000	Amstel Funding Corporationª	1.12	†	03/17/2004	98,682,509

140,000,000	Amstel Funding Corporationª	1.12	†	03/25/2004	139,233,422

200,000,000	Atlantis One Funding Corporationª	1.06	†	01/28/2004	199,299,222

150,000,000	Atlantis One Funding Corporationª	1.12	†	03/17/2004	149,216,000

60,000,000	Banco Bilbao Vizcaya Argentaria Puerto Ricoª	1.25	†	10/01/2003	60,000,000

150,000,000	Blue Spice LLCª	1.07	†	10/17/2003	149,928,667

100,000,000	Blue Spice LLCª	1.10	†	12/08/2003	99,792,222

55,000,000	CC (USA) Incorporatedª	1.11	†	11/20/2003	54,915,208

124,000,000	CDC Commercial Paper Corporationª	1.15	†	10/01/2003	124,000,000

125,000,000	Charta LLCª	1.07	†	11/18/2003	124,821,667

53,578,000	Concord Minuteman Capital Company LLCª	1.10	†	10/10/2003	53,563,266

75,000,000	Concord Minuteman Capital Company LLCª	1.10	†	11/18/2003	74,890,000

75,000,000	Concord Minuteman Capital Company LLCª	1.15	†	02/06/2004	74,693,333

100,000,000	CRC Funding LLCª	1.08	†	11/24/2003	99,838,000

260,000,000	Credit Agricole Indosuez	1.02	†	10/07/2003	259,955,800

100,000,000	Credit Lyonnais – New York	1.26	†	10/15/2003	99,951,000

77,214,000	Crown Point Capital Company LLCª	1.04	†	10/14/2003	77,185,002

100,000,000	Crown Point Capital Company LLCª	1.08	†	01/21/2004	99,664,000

73,500,000	Dorada Finance Incorporatedª	1.05	†	10/28/2003	73,442,119

142,500,000	Grampian Funding LLCª	1.00	†	10/01/2003	142,500,000

43,720,000	Grampian Funding LLCª	1.00	†	10/15/2003	43,702,998

100,000,000	Grampian Funding LLCª	1.08	†	11/18/2003	99,856,000

100,000,000	Greyhawk Funding LLCª	1.03	†	10/08/2003	99,979,972

100,000,000	HBOs Treasury Services plc	1.06	†	10/09/2003	99,976,444

50,430,000	Holdenby Capital Company LLCª	1.06	†	10/10/2003	50,416,636

103,869,000	Holdenby Capital Company LLCª	1.09	†	12/10/2003	103,648,855

50,000,000	Irish Life & Permanent plcª	1.10	†	12/09/2003	49,894,583

100,000,000	KBC Financial Products International Limitedª	1.08	†	11/12/2003	99,874,000

30,000,000	Liquid Funding Limitedª	1.06	†	10/14/2003	29,988,517

40,000,000	Mont Blanc Capital Corporationª	1.06	†	10/20/2003	39,977,622

114,782,000	Natexis Banque Populaires	1.05	†	10/07/2003	114,761,913

70,800,000	National Bank of New Zealand International Limitedª	1.08	†	10/06/2003	70,789,380

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Commercial Paper (continued)

$50,000,000	National Bank of New Zealand International Limitedª	1.04	%†	10/14/2003	$49,981,222

50,000,000	National Bank of New Zealand International Limitedª	1.04	†	10/30/2003	49,958,111

100,000,000	National Bank of New Zealand International Limitedª	1.08	†	11/03/2003	99,901,000

20,000,000	National Bank of New Zealand International Limitedª	1.08	†	11/12/2003	19,974,800

150,000,000	National Bank of New Zealand International Limitedª	1.11	†	12/22/2003	149,622,458

100,000,000	Neptune Funding Corporationª	1.06	†	10/02/2003	99,997,056

70,523,000	Neptune Funding Corporationª	1.11	†	10/23/2003	70,475,162

118,358,000	Neptune Funding Corporationª	1.10	†	11/19/2003	118,180,792

140,000,000	Network Rail Commercial Paper Finance plcª	1.03	†	10/20/2003	139,923,894

120,000,000	Network Rail Commercial Paper Finance plcª	1.01	†	12/18/2003	119,737,400

35,655,000	Perry Funding Corporationª	1.12	†	11/17/2003	35,602,864

85,000,000	Perry Global Funding Limitedª	1.05	†	10/08/2003	84,982,646

66,142,000	Perry Global Funding Limitedª	1.05	†	10/16/2003	66,113,063

96,724,000	Perry Global Funding Limitedª	1.08	†	11/13/2003	96,599,226

100,000,000	Province of Quebec	1.25	†	10/16/2003	99,947,917

150,000,000	Prudential plcª	1.20	†	10/20/2003	149,905,000

53,866,000	Regency Markets Number 1 LLCª	1.07	†	10/20/2003	53,835,581

205,000,000	Regency Markets Number 1 LLCª	1.10	†	11/20/2003	204,686,806

93,476,000	Regency Markets Number 1 LLCª	1.09	†	12/08/2003	93,283,543

100,000,000	Stadshypotek Delawareª	1.07	†	11/26/2003	99,833,556

200,000,000	Swedbank	1.03	†	10/02/2003	199,994,278

175,266,000	Ticonderoga Funding LLCª	1.08	†	10/27/2003	175,129,925

220,000,000	Tulip Funding Corporationª	1.08	†	11/28/2003	219,617,200

100,000,000	Tulip Funding Corporationª	1.09	†	12/01/2003	99,815,306

96,488,000	White Pine Finance LLCª	1.04	†	11/17/2003	96,356,991

75,000,000	Yorktown Capital LLCª	1.08	†	10/06/2003	74,988,750

Total Commercial Paper (Cost $6,291,323,498)					6,291,323,498

Corporate Bonds – 3.56%

25,000,000	Grand Metro Investment Corporation††	1.58		01/06/2004	24,893,013

300,000,000	ING Security Life Institutional Funding±ª	1.14		10/08/2004	300,000,000

33,100,000	Republic of Italy	5.00		11/20/2003	33,232,459

160,000,000	Restructured Asset Securities Enhanced Returns Series 2002-7-MM±ª	1.32		10/25/2004	160,000,000

Total Corporate Bonds (Cost $518,125,472)					518,125,472

Discount Notes – Agency – 3.36%

Federal Home Loan Mortgage Corporation – 0.57%

82,648,000	FHLMC	1.06	†	12/31/2003	82,427,594

					82,427,594

Federal National Mortgage Association – 2.79%

100,000,000	FNMA	1.01	†	10/15/2003	99,960,722

100,000,000	FNMA	1.07	†	11/19/2003	99,854,361

207,500,000	FNMA	1.08	†	12/31/2003	206,933,525

					406,748,608

Total Discount Notes – Agency (Cost $489,176,202)					489,176,202

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Fixed Rate Funding Agreement – 1.37%

$200,000,000	Security Life of Denver	1.21%	12/26/2003	$200,000,000

Total Fixed Rate Funding Agreement (Cost $200,000,000)				200,000,000

Fixed Rate Notes – Agency – 2.57%

Federal Home Loan Mortgage Corporation – 0.69%

97,457,000	FHLMC	4.50	08/15/2004	100,311,231

				100,311,231

Federal National Mortgage Association – 1.88%

130,000,000	FNMA	1.14	01/09/2004	129,588,334

40,000,000	FNMA	5.13	02/13/2004	40,541,361

100,000,000	FNMA	6.50	08/15/2004	104,604,233

				274,733,928

Total Fixed Rate Notes – Agency (Cost $375,045,159)				375,045,159

Fixed Rate Notes – Corporate – 4.15%

17,970,000	Bear Stearns Companies Incorporated	6.63	01/15/2004	18,222,194

10,000,000	Bear Stearns Companies Incorporated	6.15	03/02/2004	10,193,513

85,000,000	General Electric Capital Corporation	7.25	05/03/2004	87,981,399

88,500,000	K2 (USA) LLC	1.76	10/17/2003	88,500,000

110,000,000	Liberty Lighthouse US Capital Companyª	1.40	08/16/2004	109,995,204

53,000,000	Links Finance LLC	2.00	10/10/2003	53,000,000

125,000,000	M&I Marshall & Ilsley Bank	5.26	12/15/2016	125,895,684

110,000,000	McDonald’s Corporationª	4.60	03/07/2004	111,534,759

Total Fixed Rate Notes – Corporate (Cost $605,322,753)				605,322,753

Floating Rate Commercial Paper – 2.25%

30,000,000	Concord Minutemen Capital Company LLC±	1.15	10/04/2004	30,000,000

75,000,000	Concord Minutemen Capital Company LLC±	1.15	10/14/2004	75,000,000

48,000,000	Concord Minutemen Capital Company LLC±	1.15	10/20/2004	48,000,000

75,000,000	Liquid Funding Limited±	1.14	01/08/2004	75,000,000

50,000,000	Liquid Funding Limited±	1.11	03/26/2004	50,000,000

50,000,000	Liquid Funding Limited±	1.11	06/14/2004	50,000,000

Total Floating Rate Commercial Paper (Cost $328,000,000)				328,000,000

Floating Rate Funding Agreements – 3.88%

165,000,000	Bear Stearns Companies Incorporated±	1.11	04/05/2004	164,991,616

50,000,000	General Electric Capital Assurance Company±	1.12	07/01/2004	50,000,000

50,000,000	General Electric Capital Assurance Company±	1.18	07/01/2004	50,000,000

100,000,000	General Electric Life & Annuity Assurance Company±	1.19	11/07/2003	100,000,000

100,000,000	General Electric Life & Annuity Assurance Company±	1.17	12/26/2003	100,000,000

100,000,000	Western & Southern Life Insurance Company±	1.12	10/01/2003	100,000,000

Total Floating Rate Funding Agreements (Cost $564,991,616)				564,991,616

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Floating Rate Note – Agency – 1.37%

Federal Home Loan Mortgage Corporation – 1.37%

$200,000,000	FHLMC±	1.04%	02/04/2005	$199,865,818

Total Floating Rate Note – Agency (Cost $199,865,818)				199,865,818

Floating Rate Notes – Corporate – 13.76%

85,000,000	American Express Centurion Bank±	1.12	12/23/2003	85,000,000

90,000,000	Associates Corporation of North America±	1.24	06/25/2004	90,000,000

75,000,000	Bank of Ireland±	1.17	04/19/2004	75,018,744

59,000,000	Belford US Capital Company±ª	1.12	03/08/2004	59,000,000

50,000,000	Belford US Capital Company±ª	1.12	04/15/2004	50,000,000

75,000,000	Belford US Capital Company±ª	1.11	05/17/2004	75,000,000

125,000,000	Commonwealth Bank of Australia±	1.11	10/30/2003	125,006,997

150,000,000	Dorada Finance Incorporated±ª	1.08	03/17/2004	149,993,115

130,000,000	General Electric Capital Corporation±	1.24	05/10/2004	130,110,329

31,500,000	Household Finance Corporation±	2.39	03/11/2004	31,687,308

56,000,000	Lehman Brothers Holdings Incorporated±	1.51	07/06/2004	56,176,129

75,000,000	Liberty Lighthouse US Capital Company±ª	1.11	03/12/2004	75,000,000

115,000,000	Liberty Lighthouse US Capital Company±ª	1.11	04/19/2004	115,000,000

48,000,000	Liberty Lighthouse US Capital Company±ª	1.10	07/19/2004	47,996,181

100,000,000	Nationwide Building Society±ª	1.08	07/23/2004	100,000,000

90,000,000	Northern Rock plc±ª	1.14	01/16/2004	90,000,000

130,000,000	Premium Asset Trust Series 2003-1±ª	1.22	02/27/2004	130,000,000

75,000,000	Sheffield Receivables Corporation±	1.08	01/20/2004	75,000,000

100,000,000	Spintab (Swedmortgage) AB±	1.11	10/30/2003	100,002,433

50,000,000	Spintab (Swedmortgage) AB±	1.14	11/28/2003	50,002,196

85,000,000	Strategic Money Market Trust Series 2002-M±ª	1.17	12/15/2003	85,000,000

150,000,000	Strategic Money Market Trust Series 2003-H±ª	1.14	09/23/2004	150,000,000

60,000,000	White Pine Finance LLC±ª	1.08	06/15/2004	59,990,678

Total Floating Rate Notes – Corporate (Cost $2,004,984,110)				2,004,984,110

Promissory Notes – 1.04%

65,500,000	Goldman Sachs Group Incorporated±	1.15	07/26/2004	65,500,000

86,500,000	Goldman Sachs Group Incorporated±	1.19	07/26/2004	86,500,000

Total Promissory Notes (Cost $152,000,000)				152,000,000

Repurchase Agreements – 3.27%

100,000,000	Bear Stearns & Company Incorporated – 102% Collateralized by US Government Securities	1.13	10/01/2003	100,000,000

50,000,000	Bear Stearns & Company Incorporated – 102% Collateralized by US Government Securities	1.17	10/01/2003	50,000,000

38,000,000	Goldman Sachs Group Incorporated – 102% Collateralized by US Government Securities	1.12	10/01/2003	38,000,000

244,000,000	Goldman Sachs Group Incorporated – 102% Collaterized by US Government Securities	1.16	10/01/2003	244,000,000

43,862,000	Lehman Brothers Incorporated – 102% Collaterized by US Government Securities	1.10	10/01/2003	43,862,000

Total Repurchase Agreements (Cost $475,862,000)				475,862,000

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

CASH INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Time Deposits – 8.82%

$175,000,000	Banque Nationale de Paris	1.16%	10/01/2003	$175,000,000

105,000,000	Danske Bank	1.16	10/01/2003	105,000,000

450,000,000	ING Bank Brussels	1.18	10/01/2003	450,000,000

450,000,000	Rabobank Nederland Utrecht	1.16	10/01/2003	450,000,000

105,000,000	Societe Generale	1.16	10/01/2003	105,000,000

Total Time Deposits (Cost $1,285,000,000)				1,285,000,000

Variable Rate Demand Note – 0.05%

640,000	Kalamazoo Funding Company LLC§	1.20	12/15/2026	640,000

1,120,000	Kalamazoo Funding Company LLC§	1.25	12/15/2026	1,120,000

705,000	Kalamazoo Funding Company LLC§	1.25	12/15/2026	705,000

1,260,000	Kalamazoo Funding Company LLC§	1.25	12/15/2026	1,260,000

1,400,000	Kalamazoo Funding Company LLC§	1.25	12/15/2026	1,400,000

545,000	Kalamazoo Funding Company LLC§	1.25	12/15/2026	545,000

1,665,000	Kalamazoo Funding Company LLC§	1.25	12/15/2026	1,665,000

Total Variable Rate Demand Note (Cost $7,335,000)				7,335,000

Total Investments In Securities (Cost $14,540,030,299)*	99.79%	$14,540,030,299

Other Assets And Liabilities, Net	0.21	30,389,660

Total Net Assets	100.00%	$14,570,419,959

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
ª	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid by the Adviser based on procedures approved by the Board of Trustees.
§	These variable rate securities are subject to a demand feature which reduces the remaining maturity.
±	Variable Rate Securities.
†	Yield to Maturity.
††	Zero Coupon Bond. Interest rate presented is Yield to Maturity.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

GOVERNMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Discount Notes – Agency – 31.98%

Federal Farm Credit Bank – 2.05%

$2,530,000	FFCB	1.59	%†	10/02/2003	$2,529,888

12,147,000	FFCB	1.14	†	11/17/2003	12,128,921

5,241,000	FFCB	1.13	†	12/05/2003	5,230,307

8,000,000	FFCB	1.22	†	12/15/2003	7,979,667

100,000,000	FFCB	1.02	†	07/16/2004	100,000,000

					127,868,783

Federal Home Loan Bank – 6.73%

58,200,000	FHLB	1.05	†	10/15/2003	58,176,235

75,000,000	FHLB	1.03	†	10/22/2003	74,955,156

50,000,000	FHLB	1.04	†	11/28/2003	49,916,222

38,394,000	FHLB	1.03	†	12/05/2003	38,322,945

74,750,000	FHLB	1.03	†	12/10/2003	74,600,292

24,000,000	FHLB	1.09	†	02/04/2004	23,908,440

50,000,000	FHLB	1.08	†	03/05/2004	49,766,000

50,000,000	FHLB	1.08	†	03/12/2004	49,756,632

					419,401,922

Federal Home Loan Mortgage Corporation – 17.85%

30,000,000	FHLMC	1.08	†	10/07/2003	29,994,600

15,000,000	FHLMC	1.15	†	10/09/2003	14,996,167

55,000,000	FHLMC	1.21	†	10/27/2003	54,951,936

25,000,000	FHLMC	1.49	†	10/27/2003	24,973,097

20,000,000	FHLMC	0.99	†	11/06/2003	19,980,200

20,000,000	FHLMC	0.99	†	11/07/2003	19,979,650

58,796,000	FHLMC	1.00	†	11/07/2003	58,735,571

50,089,000	FHLMC	1.13	†	11/17/2003	50,015,105

100,000,000	FHLMC	0.99	†	11/28/2003	99,840,500

64,572,000	FHLMC	0.97	†	12/11/2003	64,448,470

75,000,000	FHLMC	0.97	†	12/16/2003	74,846,417

50,000,000	FHLMC	1.07	†	12/17/2003	49,885,569

50,000,000	FHLMC	1.06	†	12/24/2003	49,876,917

36,000,000	FHLMC	1.06	†	12/30/2003	35,905,050

75,000,000	FHLMC	1.20	†	01/09/2004	74,750,000

70,000,000	FHLMC	1.05	†	01/30/2004	69,752,958

49,102,000	FHLMC	1.10	†	02/02/2004	48,916,804

50,000,000	FHLMC	1.11	†	02/12/2004	49,793,417

50,000,000	FHLMC	1.15	†	02/17/2004	49,778,951

28,658,000	FHLMC	1.24	†	02/26/2004	28,511,908

50,000,000	FHLMC	1.09	†	03/03/2004	49,766,861

65,000,000	FHLMC	1.10	†	03/25/2004	64,650,444

28,401,000	FHLMC	1.12	†	04/14/2004	28,228,590

					1,112,579,182

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Federal National Mortgage Association – 5.35%

$32,194,230	FNMA	0.97	%†	10/01/2003	$32,194,230

49,917,000	FNMA	1.23	†	10/17/2003	49,889,934

20,000,000	FNMA	0.97	†	10/29/2003	19,984,911

50,000,000	FNMA	1.10	†	12/01/2003	49,907,229

30,000,000	FNMA	1.09	†	01/02/2004	29,915,525

9,000,000	FNMA	1.12	†	01/02/2004	8,980,400

8,427,800	FNMA	1.12	†	01/02/2004	8,409,446

10,076,000	FNMA	1.16	†	01/02/2004	10,045,806

50,000,000	FNMA	1.07	†	01/21/2004	49,833,555

50,000,000	FNMA	1.07	†	01/28/2004	49,823,153

25,000,000	FNMA	1.29	†	04/02/2004	24,835,167

					333,819,356

Total Discount Notes – Agency (Cost $1,993,669,243)					1,993,669,243

Fixed Rate Notes – Agency – 22.63%

Federal Farm Credit Bank – 0.21%

12,990,000	FFCB	3.13		10/01/2003	12,990,000

Federal Home Loan Bank – 5.24%

1,750,000	FHLB	3.06		10/24/2003	1,751,656

3,525,000	FHLB	2.50		11/14/2003	3,529,586

14,925,000	FHLB	6.38		11/14/2003	15,014,941

10,000,000	FHLB	2.73		11/28/2003	10,025,804

11,300,000	FHLB	3.11		12/03/2003	11,337,843

10,000,000	FHLB	0.97		12/12/2003	9,998,231

5,850,000	FHLB	1.38		12/19/2003	5,851,311

5,190,000	FHLB	5.38		01/05/2004	5,245,277

5,000,000	FHLB	3.25		02/13/2004	5,035,432

2,500,000	FHLB	3.75		02/13/2004	2,522,385

24,935,000	FHLB	5.25		02/13/2004	25,310,441

7,030,000	FHLB	1.13		04/07/2004	7,024,525

28,150,000	FHLB	1.25		04/15/2004	28,154,891

10,000,000	FHLB	3.75		04/15/2004	10,129,016

23,175,000	FHLB	4.88		04/16/2004	23,628,399

21,000,000	FHLB	3.38		05/14/2004	21,285,908

38,330,000	FHLB	4.88		05/14/2004	39,212,215

50,000,000	FHLB	3.38		06/15/2004	50,733,055

50,000,000	FHLB	4.75		06/28/2004	51,320,006

					327,110,922

Federal Home Loan Mortgage Corporation – 6.61%

30,916,000	FHLMC	6.38		11/15/2003	31,104,798

4,170,000	FHLMC	3.05		11/28/2003	4,181,160

38,700,000	FHLMC	3.25		12/15/2003	38,875,275

147,321,000	FHLMC	3.25		01/15/2004	148,232,208

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

GOVERNMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal Home Loan Mortgage Corporation (continued)

$79,125,000	FHLMC	5.00%	01/15/2004	$80,007,339

44,990,000	FHLMC	5.25	02/15/2004	45,649,890

62,995,000	FHLMC	3.75	04/15/2004	63,879,392

				411,930,062

Federal National Mortgage Association – 10.50%

4,925,000	FNMA	6.84	10/15/2003	4,935,590

41,940,000	FNMA	1.01	11/03/2003	41,901,171

45,695,000	FNMA	1.06	11/03/2003	45,650,600

224,893,000	FNMA	4.75	11/14/2003	225,850,699

50,000,000	FNMA	3.13	11/15/2003	50,111,153

20,500,000	FNMA	1.28	01/02/2004	20,432,213

26,000,000	FNMA	1.15	02/02/2004	25,897,011

147,228,000	FNMA	5.13	02/13/2004	149,347,571

40,183,000	FNMA	4.75	03/15/2004	40,851,921

15,000,000	FNMA	5.91	03/19/2004	15,317,444

33,975,000	FNMA	3.63	04/15/2004	34,435,781

				654,731,154

Tennessee Valley Authority – 0.07%

4,300,000	Tennessee Valley Authority	5.00	12/18/2003	4,331,670

Total Fixed Rate Notes – Agency (Cost $1,411,093,808)				1,411,093,808

Floating Rate Notes – Agency – 23.23%

Federal Farm Credit Bank – 6.41%

100,000,000	FFCB±	1.00	04/07/2004	99,976,268

100,000,000	FFCB±	1.02	06/02/2004	99,996,629

100,000,000	FFCB±	1.01	06/10/2004	99,986,150

100,000,000	FFCB±	1.01	11/15/2004	99,977,455

				399,936,502

Federal Home Loan Bank – 6.74%

80,000,000	FHLB±	0.98	12/29/2003	79,990,684

100,000,000	FHLB±	0.98	05/27/2004	99,973,698

125,000,000	FHLB±	0.97	07/14/2004	124,980,308

115,000,000	FHLB±	1.01	08/11/2004	114,978,999

				419,923,689

Federal National Mortgage Association – 10.08%

10,000,000	FNMA±	0.98	02/13/2004	9,998,875

8,500,000	FNMA±	0.99	03/11/2004	8,498,987

110,000,000	FNMA±	0.98	07/30/2004	109,977,089

75,000,000	FNMA±	0.99	01/03/2005	74,976,321

100,000,000	FNMA±	1.01	01/03/2005	99,968,411

100,000,000	FNMA±	0.99	01/07/2005	99,949,529

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

GOVERNMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal National Mortgage Association (continued)

$75,000,000	FNMA±	1.01%	01/28/2005	$74,970,040

150,000,000	FNMA±	1.04	01/28/2005	149,950,001

				628,289,253

Total Floating Rate Notes – Agency (Cost $1,448,149,444)				1,448,149,444

Repurchase Agreements – 22.76%

500,000,000	Bear Stearns & Company Incorporated – 102% Collateralized by US Government Securities	1.13	10/01/2003	500,000,000

125,000,000	Credit Suisse First Boston – 102% Collaterized by US Government Securities	1.08	10/01/2003	125,000,000

500,000,000	Credit Suisse First Boston – 102% Collaterized by US Government Securities	1.13	10/01/2003	500,000,000

22,000,000	Goldman Sachs Group Incorporated – 102% Collateralized by US Government Securities	1.12	10/01/2003	22,000,000

21,596,000	Lehman Brothers Incorporated – 102% Collaterized by US Government Securities	1.10	10/01/2003	21,596,000

250,000,000	UBS Warburg LLC – 102% Collaterized by US Government Securities	1.13	10/01/2003	250,000,000

Total Repurchase Agreements (Cost $1,418,596,000)				1,418,596,000

Total Investments In Securities (Cost $6,271,508,495)*	100.60%	$6,271,508,495

Other Assets And Liabilities, Net	(0.60)	(37,121,602)

Total Net Assets	100.00%	$6,234,386,893

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
±	Variable Rate Securties.
†	Yield to Maturity.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Municipal Securities – 99.81%

Alabama – 0.51%

$5,195,000	Alabama Water Pollution Control Authority Revenue Roc Series II-R-115 AMBAC Insured§	1.15%	08/15/2010	$5,195,000

4,895,000	Montgomery AL BMC Special Care Facilities Authority Revenue Series 435§	1.14	11/15/2029	4,895,000

				10,090,000

Alaska – 3.40%

1,500,000	Alaska IDA Revenue Providence Medical Office Building Associates Project KBC Bank NV LOC§	0.95	06/01/2010	1,500,000

7,495,000	Alaska State Housing Finance Corporation Floater PA 1057 Housing Revenue MBIA Insured§	1.13	06/01/2026	7,495,000

1,425,000	Alaska State Housing Finance Corporation Housing Revenue Series BB§	1.23	06/01/2007	1,425,000

55,300,000	Valdez AK Marine Terminal Revenue BP Pipelines Incorporated Project Series B§	1.20	07/01/2037	55,300,000

2,000,000	Valdez AK Marine Terminal Revenue BP Pipelines Incorporated Project Series A§	1.20	06/01/2037	2,000,000

				67,720,000

Arizona – 1.82%

18,600,000	Arizona School District Tax Anticipation Notes Financing Program CTFS Participation	1.75	07/30/2004	18,714,518

2,715,000	Maricopa County AZ IDA MFHR Refunding Las Gardenias Apartments Project Series A§	1.13	04/15/2033	2,715,000

2,300,000	Maricopa County AZ IDA MFHR Villas Solanas Apartments Project Series A Bank of Cherry Creek NA LOC§	1.13	11/15/2032	2,300,000

3,315,000	Maricopa County AZ IDA SFMR§	1.18	09/01/2005	3,315,000

5,615,000	Pima County AZ IDA Revenue Lease Purchase§	1.20	06/01/2007	5,615,000

2,000,000	Salt River Project AZ Agriculture Improvement & Power District Electric System Revenue Salt River Project Series A§	5.00	01/01/2004	2,019,495

1,515,000	Salt River Project AZ Agriculture Improvement & Power District Electric System Revenue Salt River Project Series B§	6.50	01/01/2004	1,535,168

				36,214,181

Arkansas – 0.14%

2,845,000	Arkansas State Development Finance Authority SFMR Series II Collateralized By GNMA FNMA§	1.20	07/01/2033	2,845,000

California – 2.10%

3,100,000	California HFA Revenue Home Mortgage Series J FSA Insured§	1.14	02/01/2032	3,100,000

1,200,000	California HFFA Revenue Series B MBIA Insured§	1.20	09/01/2028	1,200,000

4,000,000	California Higher Education Loan Authority Incorporated Student Loan Revenue Series A State Street B&T Company LOC§	1.05	07/01/2005	4,000,000

3,800,000	California State Department Water Reserve & Power Supply Revenue Series B-1 Bank of New York LOC§	1.20	05/01/2022	3,800,000

4,000,000	Las Virgenes CA Unified School District FSA Insured§	0.88	07/01/2033	4,000,000

4,900,000	Los Angeles CA Water & Power Revenue Subseries B-6§	1.00	07/01/2034	4,900,000

1,800,000	Metropolitan Water District Southern CA Waterworks Revenue Series B-3§	1.15	07/01/2035	1,800,000

19,000,000	San Bernardino County CA TRAN	1.50	07/01/2004	19,098,715

				41,898,715

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Colorado – 2.28%

$3,800,000	Arapahoe County CO Capital Improvements & Transportation Funding Highway Revenue Tolls Series 437 Merrill Lynch Capital Services LOC§	1.16%	08/31/2026	$3,800,000

2,000,000	Arvada County CO Water Enterprises Revenue FSA Insured§	1.15	11/01/2020	2,000,000

4,264,000	Boulder County CO MFHR Cloverbasin Village Apartments Project§	1.80	12/25/2031	4,264,000

2,015,000	Colorado Department of Transportation Revenue Putters Series 249Z AMBAC Insured§	1.16	06/15/2014	2,015,000

2,000,000	Colorado HFA AMT MFHR Project Class I Series B-3 Collateralized By FHLB§	1.15	10/01/2035	2,000,000

2,000,000	Denver CO Health & Hospital Authority Healthcare Revenue Series B Bank One Colorado NA LOC§	1.25	12/01/2031	2,000,000

18,000,000	Fitzsimons Redevelopment Authority Colorado Revenue University Physicians Incorporated Allied Irish Bank PLC LOC§	1.15	01/01/2025	18,000,000

11,300,000	Pitkin County CO Industrial Development Revenue Aspen Skiing Project Series A Bank One NA LOC§	1.20	04/01/2016	11,300,000

				45,379,000

Dist Of Columbia – 0.21%

4,165,000	District of Columbia Floats PA 568 FSA Insured§	1.14	06/01/2007	4,165,000

Florida – 1.98%

3,600,000	Alachua County FL Health Facilities Authority Oak Hammock University of Florida Project Series A§	1.20	10/01/2032	3,600,000

9,000,000	Eagle Tax-Exempt Trust CTF 20010906 Class A (Florida State Board of Education Lottery Revenue Series B) FGIC Insured§	1.15	07/01/2019	9,000,000

2,200,000	Escambia County FL HFA SFMR CTFS Series B§	1.15	10/01/2033	2,200,000

780,000	Escambia County FL Housing Finance Authority SFMR Floats PT 1228§	1.18	10/01/2031	780,000

2,000,000	Jacksonville FL Electric Authority Revenue Series D§	5.38	10/01/2011	2,000,000

9,300,000	Jacksonville FL Health Facilities Authority Hospital Revenue Charity OB Group Series C MBIA Insured§	1.10	08/15/2019	9,300,000

1,750,000	Orange County FL IDA Industrial Development Revenue Central Florida YMCA Project Series A Bank of America NA LOC§	1.15	05/01/2027	1,750,000

4,000,000	Orlando FL Utilities Commission Water and Electric Revenue Series B§	5.25	10/01/2023	4,040,000

1,190,000	Orlando FL Utilities Commission Water and Electric Revenue Sub-Series B§	5.25	10/01/2006	1,220,631

5,500,000	Palm Beach County FL Zoological Society Incorporated Project Northern Trust Company LOC§	1.15	05/01/2031	5,500,000

				39,390,631

Georgia – 5.88%

1,500,000	Buford GA Housing Authority MFHR Series 1172§	1.22	09/01/2025	1,500,000

5,300,000	Clayton County GA Development Authority Industrial Development Revenue Blue Circle Aggregates Incorporated Danske Bank LOC§	1.20	09/01/2009	5,300,000

15,000,000	Cobb County GA Tax Anticipated Notes	1.50	12/31/2003	15,017,382

4,270,000	Eagle Tax-Exempt Trust CTF 20001003 Class A (Atlanta GA Airport Revenue Series A) FGIC Insured§	1.15	01/01/2030	4,270,000

4,400,000	Gainesville & Hall County GA Development Authority Individual Exempt Facilities Revenue Spout Springs Water LLC Project Bank of America NA LOC§	1.20	04/01/2027	4,400,000

13,440,000	Georgia Local Government CTFS Participation Series K§	1.18	06/01/2028	13,440,000

23,400,000	Georgia Municipal Gas Authority Gas Revenue Gas Portfolio II Project C Wachovia Bank LOC§	1.10	01/01/2008	23,400,000

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Georgia (continued)

$17,800,000	Gwinnett County GA Development Authority Revenue Civic & Cultural Center Project Landesbank Hessen LOC§	1.05%	09/01/2031	$17,800,000

32,000,000	Gwinnett County GA School District Construction Sales Tax Notes	2.00	12/29/2003	32,069,608

				117,196,990

Hawaii – 0.85%

8,000,000	Eagle Tax-Exempt Trust CTF 20011101 Class A (Hawaii State Highway Revenue) FSA Insured§	1.15	07/01/2019	8,000,000

9,000,000	Honolulu HI City & County Tax Revenue Series C FGIC Insured§	1.30	12/01/2008	9,000,000

				17,000,000

Idaho – 1.68%

3,000,000	Ada & Canyon Countys ID JT School District #2 Meridan SBG Insured	2.50	07/30/2004	3,039,482

3,075,000	Idaho Housing & Financial Assistance Housing Revenue Balmoral Apartments II Development Project US Bank NA LOC§	1.25	04/01/2033	3,075,000

27,000,000	Idaho State Tax Anticipation Notes	2.00	06/30/2004	27,239,709

				33,354,191

Illinois – 10.91%

5,000,000	Chicago IL Board of Education CTFS Series A§	1.18	06/01/2021	5,000,000

6,050,000	Chicago IL Board of Education Roc Series II-R-139 AMBAC Insured§	1.15	12/01/2022	6,050,000

1,500,000	Chicago IL Economic Development Revenue Crane Carton Company Project Bankers Trust Company LOC§	1.25	06/01/2012	1,500,000

6,810,000	Chicago IL Midway Airport Revenue Series A MBIA Insured§	6.25	01/01/2024	7,031,937

5,465,000	Chicago IL Park District Roc Rr Series II-R-4018 AMBAC Insured§	1.15	01/01/2024	5,465,000

2,800,000	Chicago IL Public Building Commission Eagle 20030015 Class A FGIC Insured§	1.15	12/01/2014	2,800,000

5,700,000	Chicago IL Sales Tax Revenue Series SG 131 FGIC Insured§	1.13	01/01/2027	5,700,000

3,747,000	Cook County IL CTFS Series 458 FGIC Insured§	1.14	11/15/2028	3,747,000

4,000,000	Cook County IL High School District No 205 Thornton Township Series B FSA Insured§	2.60	12/01/2003	4,008,267

5,125,000	Eagle Tax-Exempt Trust CTF 20021301 Class A (Illinois State) FGIC Insured§	1.15	02/01/2019	5,125,000

18,025,000	Eagle Tax-Exempt Trust CTF 20021303 Class A (Cook County IL Series C) AMBAC Insured§	1.15	11/15/2025	18,025,000

4,000,000	Eagle Tax-Exempt Trust CTF 20021304 Class A (Illinois State) FGIC Insured§	1.15	02/01/2027	4,000,000

1,340,000	Elgin IL Industrial Development Revenue Gemini Mouldings Project Lasalle Bank NA LOC§	1.18	12/01/2028	1,340,000

200,000	Elmhurst IL Industrial Development Revenue John Sakash Company Incorporated Project Lasalle Bank NA LOC§	1.18	02/01/2025	200,000

5,145,000	Illinois Development Finance Authority Revenue Christian Heritage Academy US Bank NA LOC§	1.25	12/01/2021	5,145,000

200,000	Illinois Educational Facilities Authority Revenue Newberry Library Northern Trust Company LOC§	1.10	03/01/2028	200,000

4,800,000	Illinois Educational Facilities Authority Revenue St Xavier University Project Series A Lasalle Bank NA LOC§	1.13	10/01/2032	4,800,000

14,600,000	Illinois Educuational Facilities Authority Revenue Cultural Pooled Financing American National B&T LOC§	1.10	03/01/2028	14,600,000

4,525,000	Illinois Health Facilities Authority Revenue Floater CTFS Series 166 AMBAC Insured§	1.10	02/15/2024	4,525,000

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Illinois (continued)

$4,500,000	Illinois Health Facilities Authority Revenue Illinois Masonic Medical Center§	5.50%	10/01/2019	$4,590,000

5,000,000	Illinois Health Facilities Authority Revenue Memorial Medical Center Series C Kredietbank NV LOC§	1.10	01/01/2016	5,000,000

22,100,000	Illinois Health Facilities Authority Revenue Northwestern Memorial Hospital§	1.20	08/15/2025	22,100,000

7,500,000	Illinois Health Facilities Authority Revenue Northwestern Memorial Hospital Series A Westdeutsche Landesbank LOC§	1.22	08/15/2009	7,500,000

13,600,000	Illinois Health Facilities Authority Revenue Northwestern Memorial Hospital Series C Westdeutsche Landesbank LOC§	1.20	08/15/2032	13,600,000

3,600,000	Illinois Health Facilities Authority Revenue Revolving Fund Pooled Financing Bank One NA LOC§	1.10	08/01/2015	3,600,000

16,100,000	Illinois Health Facilities Authority Revenue Silver Cross Hospital & Medical Series A Fifth Third Bank LOC§	1.14	08/15/2026	16,100,000

7,500,000	Illinois Housing Development Authority MFHR Lakeshore Plaza Series A MBIA Insured§	1.10	07/01/2027	7,500,000

1,660,000	Illinois Industrial Development Finance Authority Revenue Recovery Income Project Bank of America NA LOC§	1.18	06/01/2008	1,660,000

7,530,000	Illinois State CTFS Series G§	1.16	05/01/2015	7,530,000

3,200,000	Illinois State Roc Series Ii-R-132 MBIA Insured§	1.15	08/01/2010	3,200,000

4,300,000	Illinois State Sales Tax Revenue Municipal Trust Receipts Series SG-9§	1.13	06/15/2019	4,300,000

6,800,000	Lombard IL IDA Revenue 2500 Higland Avenue Project Mid-America Federal Savings & Loan LOC§	1.50	12/01/2006	6,800,000

6,000,000	Orland Hills IL MFHR Series A Lasalle National Bank LOC§	1.10	12/01/2004	6,000,000

1,200,000	Schaumberg IL MFHR Windsong Apartments Project Lasalle National Bank LOC§	1.12	02/01/2024	1,200,000

3,250,000	Warren County IL Industrial Project Revenue Monmouth College Project Allied Irish Bank PLC LOC§	1.10	12/01/2032	3,250,000

4,000,000	Will County IL School District #122 New Lenox GO Series II-R-114 FGIC Insured§	1.15	11/01/2020	4,000,000

				217,192,204

Indiana – 3.56%

400,000	Indiana HFFA Revenue Capital Access Comerica Bank LOC§	1.05	04/01/2013	400,000

4,060,000	Indiana HFFA Revenue Fayette Memorial Hospital Association Series B Fifth Third Bank LOC§	1.25	10/01/2022	4,060,000

3,800,000	Indiana Secondary Market Educational Loans Incorporated Student Loan Revenue Series B AMBAC Insured§	1.10	12/01/2013	3,800,000

8,478,000	Indiana State Housing Finance Authority MFHR Pedcor Investments Series A Collateralized By FHLB§	1.16	01/01/2029	8,478,000

14,965,000	Indiana Transportation Finance Authority Toll Road Lease Revenue Roc Series II-R-105 AMBAC Insured§	1.15	07/01/2012	14,965,000

1,750,000	Indianapolis IN Economic Development Revenue Jewish Federation Campus Fifth Third Bank LOC§	1.05	04/01/2005	1,750,000

2,000,000	Indianapolis IN Gas Utility Revenue Series A AMBAC Insured§	5.88	06/01/2024	2,104,920

8,700,000	Indianapolis IN MFHR Crossing Partners Project AIG Guaranty LOC§	1.30	03/01/2031	8,700,000

1,000,000	Ips School Building Corporation First Mortgage State Aid Withholding LOC§	6.10	01/15/2020	1,061,018

15,630,000	Richmond IN Hospital Authority Revenue Reid Hospital & Health Care Project§	1.10	01/01/2012	15,630,000

9,980,000	Whiting IN Environmental Facilities Revenue BP Products Project Series C§	1.25	07/01/2034	9,980,000

				70,928,938

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Iowa – 2.33%

$3,225,000	Iowa Finance Authority Economic Development Revenue Lasalle Bank NA LOC§	1.30%	03/01/2016	$3,225,000

6,310,000	Iowa Finance Authority Health Care Facilities Revenue St Lukes Health Series A General Electric Capital Corporation LOC§	1.10	03/01/2018	6,310,000

2,960,000	Iowa Finance Authority MFHR Cedarwood Hills Project Series A Collateralized By FHLMC§	1.15	05/01/2031	2,960,000

3,000,000	Iowa Finance Authority Private College Revenue Drake University Project Firstar Bank LOC§	1.25	07/01/2011	3,000,000

13,355,000	Iowa Finance Authority SFhr CTFS Series N§	1.23	01/01/2008	13,355,000

3,190,000	Iowa Higher Education Loan Authority Revenue Private College Facilities Grand View Project Firstar Bank NA LOC§	1.25	10/01/2025	3,190,000

14,300,000	Iowa State School Cash Anticipation Program Iowa School Corporations CTFS Series B FSA Insured	2.25	01/30/2004	14,354,903

				46,394,903

Kansas – 1.11%

2,600,000	Kansas State Development Finance Authority Health Facilities Revenue Stormont Vail Project Series M MBIA Insured§	1.25	11/15/2023	2,600,000

9,500,000	Kansas State Development Finance Authority MFHR Bluffs Olathe Apartments Project Series X§	1.80	11/25/2031	9,500,000

2,465,000	Lawrence KS GO Temporary Notes Property Tax Revenue Series II	2.25	10/01/2003	2,465,000

5,035,000	Lenexa KS MFHR Series 1020§	1.14	07/01/2004	5,035,000

2,410,000	Sedgwick & Shawnee Countys KS SFMR Merrill Lynch Capital Services LOC§	1.22	12/01/2013	2,410,000

				22,010,000

Kentucky – 0.11%

2,000,000	Louisville & Jefferson County KY Metropolitan Sewer District Sewer and Drain System Series A	9.00	05/15/2004	2,096,821

Lousiana – 2.15%

4,320,000	Jefferson Parish LA Home Mortgage Authority Floats PT 229 Collateralized By GNMA FNMA§	1.18	06/01/2007	4,320,000

5,620,000	Louisiana Public Facilities Authority Revenue Series II-R-192§	1.15	05/15/2022	5,620,000

3,785,000	Louisiana State GO State Territories Series II R 128 MBIA Insured§	1.15	05/15/2013	3,785,000

3,150,000	Louisiana State GO States Territories Series II R 111 MBIA Insured§	1.15	05/15/2012	3,150,000

2,715,000	Oskaloosa IA Private School Facility Revenue William Penn University Project US Bank NA LOC§	1.25	07/01/2020	2,715,000

7,700,000	Plaquemines LA Port Harbor & Terminal District Port Facilities Revenue International Marine Term Project Series B Kreditbank NV LOC§	1.10	03/15/2006	7,700,000

15,500,000	Plaquemines LA Port Harbor & Terminal District Port Facilities Revenue International Marine Terminal Project Series A Kredietbank NV LOC§	1.10	03/15/2006	15,500,000

				42,790,000

Maine – 1.21%

1,000,000	Maine Municipal Revenue Series E§	5.30	11/01/2013	1,030,362

2,800,000	Maine Regional Industrial Waste System Waste Resources Recovery Revenue Series R§	1.22	07/01/2012	2,800,000

20,100,000	Maine State Tax Anticipation Notes	1.75	06/30/2004	20,241,166

				24,071,528

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Maryland – 0.25%

$4,995,000	Maryland State Community Development Administration Department Housing & Community Development§	1.05%	07/01/2039	$4,995,000

Massachusetts – 3.07%

3,270,000	Canton MA Housing Authority MFHR Canton Arboretum Apartments Collateralized By FNMA§	1.05	09/15/2026	3,270,000

35,440,000	Massachusetts Health & Education Facilities Authority	0.85	10/01/2003	35,440,000

15,000,000	Massachusetts State Central Artery Series A§	1.20	12/01/2030	15,000,000

7,495,000	Massachusetts State GO FSA Insured§	1.20	12/01/2014	7,495,000

				61,205,000

Michigan – 4.05%

7,200,000	Detroit MI City School District Eagle-20026014 Class A FGIC Insured§	1.15	05/01/2032	7,200,000

3,400,000	Detroit MI Sewer Disposal Revenue Series II-R-103 FGIC Insured§	1.15	07/01/2026	3,400,000

5,965,000	Detroit MI Sewer Disposal Revenue Series II-R-116 MBIA Insured§	1.15	07/01/2017	5,965,000

1,000,000	Farmington Hills MI Hospital Finance Authority Hospital Revenue Botsford General Hospital Series B MBIA Insured§	1.25	02/15/2016	1,000,000

9,285,000	Lakeview School District Calhoun MI GO School Building & Site Improvement Series B Landesbank Henssen-Thueringen LOC§	1.05	05/01/2032	9,285,000

4,500,000	Macomb County MI Hospital Finance Authority Revenue Mount Clemens General Hospital Series A-1 Comerica Bank LOC§	1.20	10/01/2020	4,500,000

1,700,000	Michigan State Grant Anticipation Notes Series B§	1.07	09/15/2008	1,700,000

2,100,000	Michigan State Higher Education Loan Revenue Series XII B AMBAC Insured§	1.10	10/01/2013	2,100,000

7,700,000	Michigan State Housing Development Authority Limited Obligation Revenue Nonprofit Housing Corporation VI§	1.15	06/01/2025	7,700,000

4,950,000	Michigan State Housing Development Authority MFHR Berrien Woods III Project Series A Lansing Bank§	1.18	07/01/2032	4,950,000

3,800,000	Michigan State Housing Development Authority Rental Housing Revenue Series A MBIA Insured§	1.09	10/01/2037	3,800,000

2,500,000	Michigan State Strategic Fund Limited Obligation Revenue Detroit Symphony Project Series B Michigan National Bank LOC§	1.20	06/01/2031	2,500,000

8,200,000	Michigan State Strategic Funding Limited Obligation Revenue Consumers Power Company Project Series A§	1.20	06/15/2010	8,200,000

18,300,000	St Joseph MI Hospital Finance Authority Hospital Revenue Lakeland Hospital At Niles Project FSA Insured§	1.05	01/01/2032	18,300,000

				80,600,000

Minnesota – 4.61%

500,000	Arden Hills MN Housing & Healthcare Facilities Revenue Presbyterian Homes Series B US Bank NA LOC§	1.25	09/01/2029	500,000

3,320,000	Burnsville MN MFHR Berkshire Project Series A Collateralized By FNMA§	1.10	07/15/2030	3,320,000

3,000,000	Crystal MN MFHR Crystal Apartments Project Collateralized By FHLB§	1.05	05/01/2027	3,000,000

1,200,000	Dakota County MN CDA MFHR Regatta Commons Project Series A Lasalle Bank NA LOC§	1.30	01/01/2038	1,200,000

3,375,000	Dakota County MN Housing & Redevelopment Authority MFHR PT 484 Collateralized By FHLMC§	1.14	12/01/2022	3,375,000

2,900,000	Duluth MN Economic Development Authority Health Care Facilities Revenue Miller-Dwan Medical Center Project US Bank NA LOC§	1.25	06/01/2019	2,900,000

8,460,000	Eagan MN MFHR Floats PT 1221§	1.14	12/01/2029	8,460,000

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Minnesota (continued)

$1,550,000	Eagle Tax-Exempt Trust CTF 20012301 Class A§	1.15%	10/01/2019	$1,550,000

7,880,000	Edina MN MFHR Edina Park Plaza Collateralized By FHLMC§	1.05	12/01/2029	7,880,000

4,950,000	Mankato MN MFHR Highland Project US Bank Trust NA LOC§	1.25	05/01/2027	4,950,000

350,000	Maple Grove MN MFHR Basswood Trails Project§	1.10	03/01/2029	350,000

2,080,000	Minneapolis MN GO Unlimited Notes	5.00	12/01/2003	2,093,884

1,000,000	Minnesota Public Facilities Authority Water PCR Series A§	1.13	03/01/2004	1,000,000

2,000,000	Minnesota Public Facilities Authority Water PCR Series A	4.00	03/01/2004	2,024,021

2,125,000	Minnesota Rural Water Finance Authority Series B	2.38	12/15/2003	2,129,426

2,725,000	Minnesota State GO Unlimited Notes Series II-R-96§	1.15	08/01/2014	2,725,000

1,020,000	Minnesota State Higher Education Facilities Authority Revenue St Thomas University Series 5L§	1.07	04/01/2027	1,020,000

2,865,000	Plymouth MN MFHR Lancaster Village Apartments Project Collateralized By FNMA§	1.10	09/15/2031	2,865,000

15,250,000	Rochester MN Health Care Facilities Hospital Revenue	0.88	10/23/2003	15,250,000

4,000,000	Rochester MN Healthcare Services	0.85	12/10/2003	4,000,000

650,000	Roseville MN Health Care Facilities Revenue Presbyterian Homes Care Project§	1.25	10/01/2029	650,000

1,000,000	Roseville MN Private School Facilities Revenue Northwestern College Project§	1.25	11/01/2022	1,000,000

2,375,000	St Paul MN Housing & Redevelopment Authority District Heating Revenue Series A§	1.05	12/01/2012	2,375,000

245,000	St Paul MN Housing & Redevelopment Authority Revenue Minnesota Public Radio Project Allied Irish Bank PLC LOC§	1.25	05/01/2022	245,000

1,500,000	St Paul MN Port Authority District Cooling Revenue 2002 Series Q Dexia Credit Local de France LOC§	1.05	03/01/2022	1,500,000

200,000	St Paul MN Port Authority District Cooling Revenue Series M Dexia Bank LOC§	1.25	03/01/2021	200,000

1,250,000	St Paul MN Port Authority District Cooling Revenue Series O Dexia Credit Local de France LOC§	1.25	03/01/2012	1,250,000

100,000	St Paul MN Port Authority District Cooling Revenue Series R Dexia Credit Local de France LOC§	1.30	03/01/2022	100,000

3,050,000	St Paul MN Port Authority Tax Increment Revenue Westgate Office & Industrial Center Project US Bank Trust NA LOC§	1.10	02/01/2015	3,050,000

8,990,000	University of Minnesota Education Facilities Revenue Intermediate Term Financing Series A§	1.12	01/01/2034	8,990,000

1,765,000	University of Minnesota GO Revenue§	1.15	07/01/2021	1,765,000

				91,717,331

Mississippi – 1.22%

21,100,000	Jackson County MS Port Facility Revenue Chevron USA Incorporated Project§	1.20	06/01/2023	21,100,000

1,115,000	Mississippi Home Corporation SFMR Series 146 GNMA FNMA Insured§	1.18	11/01/2029	1,115,000

2,000,000	Mississippi Hospital Equipment & Facilities Authority Revenue North Mississippi Health Services Series 1§	1.05	05/15/2030	2,000,000

				24,215,000

Missouri – 0.85%

145,000	Missouri Health and Education Facility Authority Education Facilities Revenue St Louis University Project Series A§	1.25	10/01/2009	145,000

10,900,000	Missouri Health and Education Facility Authority Education Facilities Revenue St Louis University Project Series B§	1.25	10/01/2024	10,900,000

3,800,000	Missouri Health and Education Facility Authority Revenue Christian Brothers College Series A§	1.25	10/01/2032	3,800,000

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Missouri (continued)

$2,100,000	Missouri Higher Education Loan Authority Student Loan Revenue Series A Bank of America§	1.10%	12/01/2005	$2,100,000

				16,945,000

Montana – 1.04%

5,000,000	Anaconda Deer Lodge County MT Environmental Facilities Revenue Variable Reference Arco Anaconda SMElter§	1.25	10/01/2037	5,000,000

5,475,000	Montana State Board of Investments Municipal Finance Construction Act – Intercap Program§	1.35	03/01/2009	5,475,000

4,750,000	Montana State Board of Investments Municipal Finance Construction – Intercap Program§	1.35	03/01/2005	4,750,000

5,515,000	Montana State Board of Investments Municipal Finance Construction – Intercap Program§	1.35	03/01/2010	5,515,000

				20,740,000

Nebraska – 0.26%

5,200,000	Nebraska Educational Finance Authority Revenue Creighton University Project Allied Irish Bank PLC LOC§	1.20	08/01/2031	5,200,000

Nevada – 0.45%

4,690,000	Clark County NV Roc Rr Series II-R-1035 MBIA Insured§	1.15	06/01/2021	4,690,000

4,200,000	Nevada Housing Division Multi Unit Housing Series A US Bank NA LOC§	1.13	04/01/2035	4,200,000

				8,890,000

New Mexico – 0.38%

1,265,000	Albuquerque NM Industrial Development Revenue Karsten Company New Mexico Project Series A Bank One Arizona NA LOC§	1.30	12/01/2017	1,265,000

2,200,000	Bloomfield NM Healthcare Facilities Revenue Series A Lasalle National Bank NA LOC§	1.30	11/15/2010	2,200,000

2,460,000	Espanola NM Health Care Revenue Series A Lasalle National Bank NA LOC§	1.30	11/15/2010	2,460,000

1,685,000	Silver City NM Series A Lasalle National Bank NA LOC§	1.30	11/15/2010	1,685,000

				7,610,000

New York – 0.61%

2,000,000	New York NY City Housing Development Corporation MFHR First Avenue Development Project Series A§	1.05	10/15/2035	2,000,000

1,500,000	New York State Dorm Authority Revenue State University Education Facilities Series C§	5.30	05/15/2009	1,577,163

8,500,000	New York State HFA Revenue Series A§	1.10	05/01/2029	8,500,000

				12,077,163

North Carolina – 0.66%

13,170,000	University of North Carolina Hospital Chapel Hill Revenue Series B§	1.22	02/15/2031	13,170,000

North Dakota – 0.97%

6,000,000	North Dakota Rural Water Financial Corporation	2.50	11/01/2003	6,004,518

10,300,000	North Dakota State Housing Finance Agency Revenue Series B§	1.10	01/01/2034	10,300,000

2,950,000	Ward County ND Health Care Facilities Revenue Trinity Obligation Group Series A US Bank NA LOC§	1.25	07/01/2029	2,950,000

				19,254,518

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Ohio – 4.32%

$5,000,000	Franklin County OH Hospital Revenue Series Ii-R-55 Salomon Smith Barney LOC§	1.15%	06/01/2017	$5,000,000

3,000,000	Grove City OH MFHR Regency Arms Apartments Project Collateralized By FNMA§	1.15	06/15/2030	3,000,000

19,500,000	Hamilton County OH Hospital Facilities Revenue Elizabeth Gamble Series B JP Morgan Chase & Company LOC§	1.10	06/01/2027	19,500,000

4,000,000	Ohio State Building Authority Adult Correctional Building Fund Series A MBIA Insured§	5.75	10/01/2005	4,080,000

6,295,000	Ohio State GO Series Rr Ii-R 206 FGIC Insured§	1.15	03/15/2015	6,295,000

2,520,000	Ohio State Higher Education Facilities Revenue Series A§	1.10	09/01/2027	2,520,000

500,000	Scioto County OH Hospital Revenue VHA Center Incorporated Series C AMBAC Insured§	1.03	12/01/2025	500,000

25,485,000	Sunamerica Trust Variable State§	1.19	07/01/2041	25,485,000

12,400,000	University of Toledo Ohio General Receipts Bonds§	1.20	06/01/2032	12,400,000

540,000	Warren County OH Health Care Facilities Revenue Otterbein Series A§	1.14	07/01/2021	540,000

2,810,000	Warren County OH Industrial Development Revenue Cincinnati Electricity Corporation Project Scotiabank LOC§	1.10	09/01/2015	2,810,000

3,845,000	Warren County OH Industrial Development Revenue Pac Manufacturing Project§	1.30	12/01/2025	3,845,000

				85,975,000

Oklahoma – 1.10%

7,500,000	Muskogee OK Medical Center Authority Revenue Bank of America NA LOC§	1.15	10/01/2032	7,500,000

2,000,000	Oklahoma Development Finance Authority Health Care Revenue Continuing Care Community Project Series C KBC Bank NV LOC§	1.25	02/01/2012	2,000,000

4,820,000	Oklahoma State HFA Revenue Series 1327 Merrill Lynch Capital LOC§	1.18	03/01/2009	4,820,000

6,605,000	Oklahoma State IDA Tealridge Manor Corporation Project Bank of America NA LOC§	1.15	11/01/2018	6,605,000

1,055,000	Tulsa County OK HFA SFMR GNMA Mortgage Backed Securities Class A Series E§	1.20	07/01/2032	1,055,000

				21,980,000

Oregon – 0.70%

1,655,000	Deschutes County OR Series A FSA Insured	5.00	06/15/2004	1,703,081

3,000,000	Gilliam County OR Solid Waste Disposal Revenue Waste Management Incorporated Project JP Morgan Chase Bank LOC§	1.15	07/01/2027	3,000,000

4,300,000	Multnomah County OR Higher Education Revenue Concordia University Portland Project§	1.25	12/01/2029	4,300,000

4,995,000	Tri County Metro Transportation District OR Series 142§	1.05	08/01/2019	4,995,000

				13,998,081

Other – 3.97%

5,787,003	ABN AMRO Leasetops CTFS Tr 2000-2 ABN AMRO Bank NV LOC§	1.40	04/01/2005	5,787,003

10,000,000	ABN AMRO Munitops CTFS Tr 1999-1 Munitops Certificates FGIC Insured§ª	1.18	12/06/2006	10,000,000

15,420,000	ABN AMRO Munitops CTFS Tr 2001-23 MBIA Insured§	1.18	12/01/2009	15,420,000

11,286,080	MBIA Capital Corporation Global Funding MBIA Insured§	1.23	01/14/2016	11,286,080

8,160,000	Munimae Trust Collaterized By FHLMC§	1.22	12/19/2005	8,160,000

5,000,000	Newman Capital Trust Series 2001-2 Class A§	1.24	04/11/2033	5,000,000

5,027,835	Pitney Bowes Credit Corporation Leasetops Tr Revenue Series 2002-1§	1.44	07/19/2006	5,027,835

6,640,000	Roaring Fork Municipal Products Limited Liability Corporation Series 2000-14 Class A§	1.19	06/01/2005	6,640,000

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Other (continued)

$2,153,805	Roaring Fork Municipal Products Limited Liability Corporation Series 2002-6 Class A§	1.19%	06/01/2034	$2,153,805

2,749,000	US Bancorp Project Funding Trust Series A§	1.23	01/01/2010	2,749,000

6,815,500	US Bancorp Project Funding Trust Series A§	1.23	03/01/2010	6,815,500

				79,039,223

Pennsylvania – 0.79%

1,960,000	Hollidaysburg PA Area School District AMBAC Insured§	6.50	06/01/2020	2,033,405

9,500,000	Pennsylvania State Higher Education Assistance Agency Student Loan Revenue Series A AMBAC Insured§	1.05	12/01/2025	9,500,000

4,205,000	Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Series II R 1005§	1.15	12/01/2015	4,205,000

				15,738,405

Rhode Island – 0.05%

1,000,000	Rhode Island Refunding Board Authority State Public Projects Revenue§	1.13	08/01/2005	1,000,000

South Carolina – 3.08%

47,700,000	Charleston County SC School District Anticipated Notes	2.00	02/25/2004	47,870,867

4,570,000	South Carolina Educational Facilities Authority For Private Nonprofit Institutions§	1.15	02/01/2022	4,570,000

3,265,000	South Carolina Housing Finance and Development Authority Mtg Revenue Seriesl§	1.23	07/01/2028	3,265,000

5,650,000	South Carolina State Public Service Authority Revenue§	1.13	01/01/2023	5,650,000

				61,355,867

South Dakota – 0.75%

4,900,000	Lawrence County SD Solid Waste Disposal Revenue Homestake Mining Company Series A Chase Manhatten Bank LOC§	1.25	07/01/2032	4,900,000

10,100,000	South Dakota State Health & Educational Facilities Revenue Rapid City Regional Hospital§	1.20	09/01/2027	10,100,000

				15,000,000

Tennessee – 2.95%

4,955,000	Chattanooga TN Roc Rr Series Ii-R-1026 MBIA Insured§	1.15	10/01/2022	4,955,000

4,700,000	Clarksville TN Public Building Authority Revenue Pooled Financing Tennessee Municipal Bond Funding Bank of America NA LOC§	1.22	01/01/2033	4,700,000

5,600,000	Jackson TN Energy Authority Wastewater System Revenue FSA Insured§	1.10	12/01/2022	5,600,000

4,000,000	Memphis TN Center City Revenue Finance Corporation MFHR Series 1220§	1.14	11/01/2029	4,000,000

28,360,000	Montgomery County TN Public Building Authority Pooled Financing Revenue Tennessee County Loan Pool§	1.22	04/01/2032	28,360,000

4,710,500	Portland TN Health & Education Facilities Board Hospital Revenue Series 322§	1.23	11/15/2014	4,710,500

4,610,000	Tennessee Housing Development Agency Series H§	1.21	01/01/2021	4,610,000

1,800,000	Volunteer State Student Funding Corporation Tennessee Student Loan Revenue Series A1 State Street Bank & Trust Company LOC§	1.15	12/01/2023	1,800,000

				58,735,500

Texas – 9.18%

1,615,000	Austin TX Higher Education Authority University Revenue Concordia University At Austin Project Bank One Texas NA LOC§	1.20	04/01/2025	1,615,000

7,000,000	Austin TX Utility Systems Revenue Roc Series Ii-R-159 FSA Insured§	1.15	05/15/2014	7,000,000

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Texas (continued)

$7,945,000	Austin TX Utility Systems Revenue Series A MBIA Insured§	5.50%	11/15/2003	$7,987,297

9,400,000	Austin TX Utility Systems Revenue Series G Receipts§	1.13	11/15/2011	9,400,000

7,145,000	Brownsville TX Utility Systems Revenue Series A MBIA Insured§	1.05	09/01/2027	7,145,000

8,000,000	Calhoun County TX Solid Waste Disposal Revenue Formosa Plastics Corporation Project Bank of America NA LOC§	1.20	05/01/2025	8,000,000

7,700,000	Cameron TX Ed Corporation Revenue Dallas Jewish Community Foundation Allied Irish Bank plc LOC§	1.12	12/01/2030	7,700,000

4,310,000	Eagle Tax-Exempt Trust CTF 20014302 Class A (Austin TX Electric Utility Systems Revenue) FSA Insured§	1.15	11/15/2017	4,310,000

6,000,000	Eagle Tax-Exempt Trust CTF 20014310 Class A (Dallas TX Area Rapid) AMBAC Insured§	1.15	12/01/2026	6,000,000

7,000,000	Harris County TX Health Care Facilities Development Corporation Revenue St Lukes Episcopal Hospital Series B§	1.25	02/15/2031	7,000,000

2,700,000	Harris County TX Health Facilities Development Corporation Special Facilities Revenue Texas Medical Center Project Series B FSA Insured§	1.25	05/15/2029	2,700,000

13,700,000	Houston TX Higher Education Finance Facilities Revenue Floater Receipts Series SG 139 Societe Generale LOC§	1.13	11/15/2029	13,700,000

5,470,000	Houston TX Water & Sewer Systems Revenue CTFS Series 495 FGIC Insured§	1.14	12/01/2030	5,470,000

3,770,000	Houston TX Water & Sewer Systems Revenue Municipal Trust Receipts Series SG 120§	1.13	12/01/2023	3,770,000

1,000,000	North Central TX Health Facilities Development Corporation Revenue Dallas Jewish Community Foundation Allied Irish Bank plc LOC§	1.12	12/01/2030	1,000,000

9,500,000	Pasadena TX Independent School District	2.25	02/15/2004	9,538,810

2,425,000	Polly Ryon Hospital Authority TX Polly Ryon Memorial Hospital JP Morgan Chase & Company LLC§	1.10	11/01/2026	2,425,000

3,000,000	Splendora TX Higher Educational Facilities Corporate Revenue Project Fellowship Christian Project§	1.15	01/01/2017	3,000,000

7,900,000	Texas A & M University Notes Series 3 A2	1.25	01/27/2004	7,907,048

7,900,000	Texas A & M University Notes Series 3 A2	1.25	01/29/2004	7,907,148

1,000,000	Texas State Public Finance Authority Series B	6.00	10/01/2003	1,000,000

36,000,000	Texas State TRAN	2.00	08/31/2004	36,276,982

15,195,000	Travis County TX Health Facilities Development Corporation Health Revenue Series 4 AMBAC Insured§	1.17	11/15/2024	15,195,000

6,870,000	Travis County TX HFA SFMR Series 1287 Collateralized By GNMA§	1.18	09/01/2018	6,870,000

				182,917,285

Utah – 2.86%

7,600,000	Salt Lake County UT Pollution Control Revenue Series B§	1.22	08/01/2007	7,600,000

19,800,000	Salt Lake County UT Pollution Control Revenue Service Station Holdings Project§	1.20	02/01/2008	19,800,000

2,000,000	Utah State Board of Regents Student Loan Revenue Series 1988C AMBAC Insured§	1.05	11/01/2013	2,000,000

14,800,000	Utah State Board of Regents Student Loan Revenue Series 1997R AMBAC Insured§	1.10	11/01/2031	14,800,000

12,700,000	Utah Transportation Authority Sales Tax Revenue Series B Bayerishe Landesbank LOC§	1.05	09/01/2032	12,700,000

				56,900,000

Virginia – 1.15%

16,490,000	Loudoun County VA IDA Howard Hughes Medical Project Series A	1.15	02/15/2038	16,490,000

2,335,000	Richmond VA ROC Series II-R-168 FGIC Insured§	1.15	01/15/2016	2,335,000

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Virginia (continued)

$2,000,000	Virginia Beach VA GO	5.00%	07/15/2004	$2,065,245

2,000,000	Virginia State Transporation Board Transportation Contract Revenue Northern Virginia Transportation District Project Series A§	6.25	05/15/2017	2,090,765

				22,981,010

Washington – 4.24%

5,246,500	Energy Northwest Washington Electric Revenue CTFS Series C FSA Insured§	1.21	01/01/2010	5,246,500

4,200,000	Energy Northwest Washington Electric Revenue Floats PA 846 FSA Insured§	1.14	01/01/2010	4,200,000

17,350,000	Issaquah WA Community Properties Water Revenue Series A Bank of America NA LOC§	1.10	02/15/2021	17,350,000

2,000,000	King County WA School District No 411 Series A	5.85	12/01/2011	2,084,711

1,255,000	King County WA Series A	5.00	01/01/2004	1,268,031

5,320,000	Kitsap County WA School District No 400 North Kitsap Series II-R-1009 FSA Insured§	1.15	12/01/2017	5,320,000

1,900,000	Snohomish County WA Public Utility District Series A-1 FSA Insured§	1.10	12/01/2019	1,900,000

2,100,000	Washington State Economic Development Financing Authority Revenue Ace Tank Project US Bank NA LOC§	1.20	11/01/2018	2,100,000

5,500,000	Washington State Economic Development Financing Authority Revenue Industrial Development Canam Steel Project Series D§	1.25	09/30/2030	5,500,000

1,115,000	Washington State Economic Development Financing Authority Revenue Pioneer Human Services Project H§	1.25	09/01/2018	1,115,000

4,000,000	Washington State Economic Development Financing Authority Solid Waste Disposal Revenue Waste Managment Incorporated Project Series D§	1.15	07/01/2027	4,000,000

6,645,000	Washington State HFA MFHR Canyon Lakes II Project Pacific Northwest Bank LOC§	1.15	10/01/2019	6,645,000

6,900,000	Washington State Housing Finance Community MFHR Country Club Apartments Series A US Bank NA LOC§	1.30	08/01/2032	6,900,000

3,140,000	Washington State Housing Finance Community MFHR Lakewood Meadows Apartments Project Series A Insured By FNMA§	1.15	07/15/2033	3,140,000

1,000,000	Washington State Housing Finance Community MFHR Mill Point Apartments Project Series A US Bank Trust NA LOC§	1.30	01/01/2030	1,000,000

2,000,000	Washington State Housing Finance Community Nonprofit Revenue Annie Wright School Bank of America NA LOC§	1.15	12/01/2023	2,000,000

1,700,000	Washington State Housing Finance Community Nonprofit Revenue Tacoma Art Museum Project Northern Trust Company LOC§	1.25	06/01/2032	1,700,000

1,700,000	Washington State Public Power Supply System Nuclear Project No 1 Revenue Municipal Securities Trust Receipts Series CMC2 Insured By AMBAC§	1.12	01/01/2005	1,700,000

300,000	Washington State Public Power Supply System Nuclear Project No 2 Revenue Municipal Securities Trust Receipts Series CMC3 Insured By AMBAC§	1.12	07/01/2007	300,000

7,000,000	Washington State Series SG-37§	1.13	07/01/2017	7,000,000

1,140,000	Yakima County WA Public Corporation Revenue Longview Fire Company Project Bank of America NT & SA LOC§	1.25	01/01/2018	1,140,000

2,900,000	Yakima County WA Public Corporation Revenue Valley Processing Project Bank of America NA LOC§	1.20	02/01/2015	2,900,000

				84,509,242

Wisconsin – 3.41%

5,490,000	Chilton WI School District ROC RR Series II-R-1017 FGIC Insured§	1.15	04/01/2019	5,490,000

5,000,000	Waukesha WI School District Tax & Revenue Anticipation Promissory Notes	1.50	08/23/2004	5,021,215

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

NATIONAL TAX-FREE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Wisconsin (continued)

$26,500,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue Series I FSA Insured§	1.10%	09/01/2032	$26,500,000

8,565,000	Wisconsin Rural Water Construction Loan Program Community Revenue Anticipation Notes§	2.50	11/01/2003	8,571,449

21,000,000	Wisconsin State Health & Educational Facilities Authority Revenue Prohealth Incorporated Series B§	1.20	08/15/2030	21,000,000

365,000	Wisconsin State Health and Educational Facilities Authority Revenue Gundersen Lutheran Series A§	1.20	12/01/2015	365,000

1,000,000	Wisconsin State Transportation Revenue Series A§	5.50	07/01/2009	1,044,668

				67,992,332

Wyoming – 0.61%

5,200,000	Lincoln County WY PCR Exxon Project Series 1985§	1.15	08/01/2015	5,200,000

3,000,000	Sweetwater County WY Environment Improvement Revenue Bonds§	1.30	11/01/2025	3,000,000

4,010,000	Wyoming Community Development Authority Revenue FGIC Insured§	1.22	02/01/2004	4,010,000

				12,210,000

Total Municipal Securities (Cost $1,987,689,059)				1,987,689,059

Total Investments In Securities (Cost $1,987,689,059)*	99.81%	$1,987,689,059

Other Assets And Liabilities, Net	0.19	3,882,773

Total Net Assets	100.00%	$1,991,571,832

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
ª	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid by the Adviser based on procedures approved by the Board of Trustees.
§	These variable rate securities are subject to a demand feature which reduces the remaining maturity.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Asset Backed Securities – 3.91%

$50,000,000	WFS Financial Owner Trust Series 2003-3 Class A1	1.13%		08/20/2004	$50,000,000

25,000,000	Whole Auto Loan Trust Series 2003-1 Class A1	1.10		09/15/2004	25,000,000

Total Asset Backed Securities (Cost $75,000,000)					75,000,000

Certificates of Deposit – 4.43%

15,000,000	Abbey National Treasury Services plc	1.40		03/02/2004	15,000,000

15,000,000	Svenska Handelsbanken	1.40		03/02/2004	15,000,000

55,000,000	Unicredito Italiano SPA	1.04		10/20/2003	55,000,000

Total Certificates of Deposit (Cost $85,000,000)					85,000,000

Commercial Paper – 36.43%

60,000,000	Amstel Funding Corporationª	0.94	†	12/29/2003	59,860,567

50,000,000	Aspen Funding Corporationª	1.07	†	10/10/2003	49,986,625

50,000,000	Atlantis One Funding Corporationª	1.08	†	01/28/2004	49,821,500

20,000,000	Banco Bilbao Vizcaya Argentaria Puerto Ricoª	1.25	†	10/01/2003	20,000,000

35,000,000	CDC Commericial Paper Corporationª	1.15	†	10/01/2003	35,000,000

30,000,000	Credit Agricole Indosuez	1.02	†	10/07/2003	29,994,900

50,099,000	Gemini Securitization Incorporatedª	1.07	†	10/14/2003	50,079,642

50,000,000	Grampian Funding LLCª	1.08	†	11/18/2003	49,928,000

36,000,000	HBOs Treasury Services plc	1.06	†	10/09/2003	35,991,520

27,800,000	National Bank of New Zealand International Limitedª	1.09	†	12/09/2003	27,741,921

50,000,000	National Bank of New Zealand International Limitedª	1.09	†	12/11/2003	49,892,514

40,000,000	Network Rail Commercial Paper Finance plcª	1.03	†	10/20/2003	39,978,256

20,000,000	Network Rail Commercial Paper Finance plcª	1.01	†	12/18/2003	19,956,233

5,000,000	Province of Quebec	1.25	†	10/09/2003	4,998,611

100,000,000	Regency Markets Number 1 LLCª	1.09	†	11/20/2003	99,848,611

50,000,000	Republic of Italy	1.02	†	12/30/2003	49,872,500

26,752,000	Tulip Funding Corporationª	1.09	†	12/01/2003	26,702,591

Total Commercial Paper (Cost $699,653,991)					699,653,991

Discount Note – Agency – 5.19%

Federal National Mortgage Association – 5.19%

100,000,000	FNMA	1.08	†	12/31/2003	99,727,000

Total Discount Note – Agency (Cost $99,727,000)					99,727,000

Fixed Rate Note – Agency – 0.38%

Federal National Mortgage Association – 0.38%

7,371,000	FNMA	1.14		01/19/2004	7,346,210

Total Fixed Rate Note – Agency (Cost $7,346,210)					7,346,210

Fixed Rate Note – Corporate – 1.09%

21,000,000	Links Finance LLC	2.00		10/10/2003	21,000,000

Total Fixed Rate Note – Corporate (Cost $21,000,000)					21,000,000

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

PRIME INVESTMENT MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Floating Rate Note – Agency – 2.08%

Federal Home Loan Mortgage Corporation – 2.08%

$40,000,000	FHLMC±	1.04%	02/04/2005	$39,973,163

Total Floating Rate Note – Agency (Cost $39,973,163)				39,973,163

Floating Rate Notes – Corporate – 12.06%

50,000,000	Aegon NV±	1.19	03/30/2004	50,014,923

12,000,000	American Express Centurion Bank±	1.12	12/23/2003	12,000,000

7,500,000	Associates Corporation of North America±	1.24	06/25/2004	7,500,000

25,000,000	Commonwealth Bank of Australia±	1.11	10/30/2003	25,001,399

37,500,000	First USA Bank±	1.29	07/21/2004	37,561,540

26,000,000	John Hancock Global Funding II±ª	1.13	12/10/2003	25,999,533

5,000,000	Merrill Lynch & Company Incorporated±	1.26	10/01/2003	5,000,000

23,500,000	Northern Rock plc±ª	1.14	01/16/2004	23,500,000

20,000,000	Premium Asset Trust Series 2001-10±ª	1.31	11/14/2003	20,004,925

25,000,000	Premium Asset Trust Series 2002-6±ª	1.32	06/01/2004	25,027,947

Total Floating Rate Notes – Corporate (Cost $231,610,267)				231,610,267

Repurchase Agreements – 22.27%

75,826,000	Bear Stearns & Company Incorporated – 102% Collateralized by US Government Securities	1.13	10/01/2003	75,826,000

247,085,000	Credit Suisse First Boston – 102% Collaterized by US Government Securities	1.13	10/01/2003	247,085,000

25,000,000	Goldman Sachs Group Incorporated – 102% Collaterized by US Government Securities	1.16	10/01/2003	25,000,000

4,810,000	Lehman Brothers Incorporated – 102% Collaterized by US Government Securities	1.10	10/01/2003	4,810,000

75,000,000	UBS Warburg LLC – 102% Collaterized by US Government Securities	1.13	10/01/2003	75,000,000

Total Repurchase Agreements (Cost $427,721,000)				427,721,000

Time Deposits – 13.02%

50,000,000	Banque Nationale de Paris	1.16	10/01/2003	50,000,000

50,000,000	Danske Bank	1.16	10/01/2003	50,000,000

50,000,000	ING Bank Brussels	1.18	10/01/2003	50,000,000

50,000,000	Rabobank Nederland Utrecht	1.16	10/01/2003	50,000,000

50,000,000	Societe Generale	1.16	10/01/2003	50,000,000

Total Time Deposits (Cost $250,000,000)				250,000,000

Total Investments In Securities (Cost $1,937,031,631)*	100.86%	$1,937,031,631

Other Assets And Liabilities, Net	(0.86)	(16,566,969)

Total Net Assets	100.00%	$1,920,464,662

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
ª	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid by the Adviser based on procedures approved by the Board of Trustees.
±	Variable Rate Securties.
†	Yield to Maturity.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

TREASURY PLUS MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Repurchase Agreements – 44.57%

$1,200,000,000	Bear Stearns & Company Incorporated – 102% Collateralized by US Government Securities	0.97%		10/01/2003	$1,200,000,000

46,705,000	Deutsche Bank Alex Brown – 102% Collateralized by US Government Securities	0.95		10/01/2003	46,705,000

163,000,000	Goldman Sachs Group Incorporated – 102% Collateralized by US Government Securities	0.95		10/01/2003	163,000,000

1,050,000,000	Goldman Sachs Group Incorporated – 102% Collateralized by US Government Securities	0.91		10/01/2003	1,050,000,000

Total Repurchase Agreements (Cost $2,459,705,000)					2,459,705,000

US Treasury Securities – 55.31%

US Treasury Bills – 41.17%

150,000,000	US Treasury Bills	0.92	†	10/02/2003	149,996,187

225,000,000	US Treasury Bills	0.93	†	10/02/2003	224,994,219

200,000,000	US Treasury Bills	0.96	†	10/02/2003	199,994,667

100,000,000	US Treasury Bills	1.09	†	10/02/2003	99,996,972

75,000,000	US Treasury Bills	0.60	†	10/09/2003	74,990,000

75,000,000	US Treasury Bills	1.07	†	10/09/2003	74,982,167

50,000,000	US Treasury Bills	1.12	†	10/09/2003	49,987,556

150,000,000	US Treasury Bills	1.18	†	10/23/2003	149,891,833

50,000,000	US Treasury Bills	0.91	†	11/20/2003	49,936,458

50,000,000	US Treasury Bills	0.92	†	11/20/2003	49,936,458

150,000,000	US Treasury Bills	0.98	†	11/20/2003	149,795,833

605,000	US Treasury Bills	0.99	†	11/20/2003	604,172

125,000,000	US Treasury Bills	1.09	†	11/28/2003	124,780,486

50,000,000	US Treasury Bills	0.93	†	12/04/2003	49,917,778

75,000,000	US Treasury Bills	0.94	†	01/02/2004	74,817,875

250,000,000	US Treasury Bills	0.95	†	01/02/2004	249,389,687

150,000,000	US Treasury Bills	0.95	†	01/08/2004	149,610,188

250,000,000	US Treasury Bills	1.03	†	02/12/2004	249,041,528

100,000,000	US Treasury Bills	1.00	†	03/18/2004	99,530,556

					2,272,194,620

US Treasury Notes – 14.14%

50,000,000	US Treasury Notes	4.25		11/15/2003	50,149,243

93,107,000	US Treasury Notes	11.88		11/15/2003	94,298,534

100,000,000	US Treasury Notes	3.25		12/31/2003	100,520,288

100,000,000	US Treasury Notes	3.63		03/31/2004	101,285,374

125,000,000	US Treasury Notes	3.38		04/30/2004	126,570,423

75,000,000	US Treasury Notes	7.25		05/15/2004	77,857,205

75,000,000	US Treasury Notes	2.25		07/31/2004	75,721,090

75,000,000	US Treasury Notes	6.00		08/15/2004	78,162,410

75,000,000	US Treasury Notes	2.13		08/31/2004	75,541,121

					780,105,688

Total US Treasury Securities (Cost $3,052,300,308)					3,052,300,308

Total Investments In Securities (Cost $5,512,005,308)*	99.88%	$5,512,005,308

Other Assets And Liabilities, Net	0.12	6,440,286

Total Net Assets	100.00%	$5,518,445,594

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
†	Yield to Maturity.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

100% TREASURY MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

US Treasury Securities – 100.09%

US Treasury Bills – 100.09%

$100,000,000	US Treasury Bills	0.95	%†	10/02/2003	$99,997,361

250,000,000	US Treasury Bills	0.96	†	10/02/2003	249,993,333

124,226,000	US Treasury Bills	0.60	†	10/09/2003	124,209,437

26,160,000	US Treasury Bills	0.90	†	10/09/2003	26,154,768

100,000,000	US Treasury Bills	0.92	†	10/09/2003	99,979,667

50,000,000	US Treasury Bills	1.12	†	10/09/2003	49,987,611

75,000,000	US Treasury Bills	0.90	†	10/23/2003	74,958,979

75,000,000	US Treasury Bills	1.00	†	10/23/2003	74,960,583

150,000,000	US Treasury Bills	0.94	†	10/30/2003	149,886,417

75,000,000	US Treasury Bills	0.96	†	10/30/2003	74,942,302

185,655,000	US Treasury Bills	0.93	†	11/13/2003	185,448,768

15,415,000	US Treasury Bills	0.94	†	11/13/2003	15,397,784

75,000,000	US Treasury Bills	0.94	†	11/13/2003	74,915,792

152,615,000	US Treasury Bills	0.94	†	11/20/2003	152,415,753

9,220,000	US Treasury Bills	0.97	†	11/20/2003	9,207,579

3,395,000	US Treasury Bills	0.99	†	11/20/2003	3,390,355

27,645,000	US Treasury Bills	0.97	†	11/28/2003	27,601,797

150,000,000	US Treasury Bills	0.98	†	11/28/2003	149,763,167

75,000,000	US Treasury Bills	1.09	†	11/28/2003	74,868,292

67,500,000	US Treasury Bills	0.92	†	12/04/2003	67,390,200

200,000,000	US Treasury Bills	0.93	†	12/04/2003	199,671,111

100,000,000	US Treasury Bills	0.95	†	12/04/2003	99,831,111

50,000,000	US Treasury Bills	0.94	†	12/11/2003	49,907,799

100,000,000	US Treasury Bills	0.93	†	12/18/2003	99,798,500

100,000,000	US Treasury Bills	0.93	†	01/02/2004	99,759,750

100,000,000	US Treasury Bills	0.95	†	01/02/2004	99,755,875

75,000,000	US Treasury Bills	0.95	†	01/08/2004	74,805,094

100,000,000	US Treasury Bills	0.96	†	01/22/2004	99,700,236

26,725,000	US Treasury Bills	0.99	†	01/22/2004	26,642,371

84,505,000	US Treasury Bills	1.02	†	02/05/2004	84,202,413

100,000,000	US Treasury Bills	0.98	†	02/12/2004	99,635,222

					2,819,179,427

Total US Treasury Securities (Cost $2,819,179,427)					2,819,179,427

Total Investments In Securities (Cost $2,819,179,427)*	100.09%	$2,819,179,427

Other Assets And Liabilities, Net	(0.09)	(2,642,306)

Total Net Assets	100.00%	$2,816,537,121

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
†	Yield to Maturity.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO MONEY MARKET FUNDS	STATEMENTS OF ASSETS AND LIABILITIES — SEPTEMBER 30, 2003 (UNAUDITED)

	California Tax-free Money Market Fund	Cash Investment Money Market Fund

ASSETS

INVESTMENTS:
In securities, at amortized cost	$2,507,136,270	$14,064,168,299
Repurchase Agreements, at cost	0	475,862,000

TOTAL INVESTMENTS, AT MARKET VALUE	$2,507,136,270	$14,540,030,299

Cash	84,295	50,111
Receivable for dividends and interest and other receivables	6,162,180	23,240,787
Receivable for investments sold	0	20,000,000
Receivable for Fund shares issued	0	656,706

TOTAL ASSETS	2,513,382,745	14,583,977,903

LIABILITIES
Payable for investment purchased	0	0
Dividends Payable	660,549	8,152,368
Payable for investment adviser and affiliates (Note 3)	857,401	3,024,382
Payable to other related parties(1)	466,118	1,959,352
Accrued expenses and other liabilities	415,536	421,842

TOTAL LIABILITIES	2,399,604	13,557,944

TOTAL NET ASSETS	$2,510,983,141	$14,570,419,959

NET ASSETS CONSIST OF:

Paid-in capital	$2,510,879,273	$14,569,764,436
Undistributed (overdistributed) net investment income (loss)	(985)	(7,752)
Undistributed net realized gain (loss) on investments	104,853	663,275

TOTAL NET ASSETS	$2,510,983,141	$14,570,419,959

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

Net assets – Class A	$2,150,426,574	N/A
Shares outstanding – Class A	2,150,286,647	N/A
Net asset value and offering price per share – Class A	$1.00	N/A
Net assets – Administrator Class	N/A	$39,098,216
Shares outstanding – Administrator Class	N/A	39,098,219
Net asset value and offering price per share – Administrator Class	N/A	$1.00
Net Assets – Institutional Class	N/A	$5,254,543,853
Shares outstanding – Institutional Class	N/A	5,254,299,488
Net asset value and offering price per share – Institutional Class	N/A	$1.00
Net Assets – Service Class	$360,556,567	$9,276,777,890
Shares outstanding – Service Class	360,540,082	9,276,855,998
Net asset value and offering price per share – Service Class	$1.00	$1.00

(1)	Other related parties include the Funds’ trustees and distributor.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

Government Money Market Fund	National Tax-Free Money Market Fund	Prime Investment Money Market Fund	Treasury Plus Money Market Fund	100% Treasury Money Market Fund

$4,852,912,495	$1,987,689,059	$1,509,310,631	$3,052,300,308	$2,819,179,427
1,418,596,000	0	427,721,000	2,459,705,000	0

$6,271,508,495	$1,987,689,059	$1,937,031,631	$5,512,005,308	$2,819,179,427

50,931	108,429	50,566	100,580	50,425
16,641,031	5,815,611	1,246,024	10,685,513	0
0	0	10,000,000	0	0
63	0	10,000	86,185	350

6,288,200,520	1,993,613,099	1,948,338,221	5,522,877,586	2,819,230,202

47,305,371	0	25,000,000	0	0
3,262,290	866,474	1,159,861	2,306,957	1,035,097
1,540,755	450,023	549,154	1,247,009	1,138,590
1,121,981	410,644	398,733	730,147	43,875
583,230	314,126	765,811	147,879	475,519

53,813,627	2,041,267	27,873,559	4,431,992	2,693,081

$6,234,386,893	$1,991,571,832	$1,920,464,662	$5,518,445,594	$2,816,537,121

$6,234,347,826	$1,991,585,299	$1,920,384,655	$5,518,444,558	$2,816,449,796
0	(6)	4	(4,294)	40,624
39,067	(13,461)	80,003	5,330	46,701

$6,234,386,893	$1,991,571,832	$1,920,464,662	$5,518,445,594	$2,816,537,121

$273,483,973	$632,485,592	N/A	$2,323,852,961	$191,783,693
273,482,477	632,471,298	N/A	2,323,899,039	191,746,365
$1.00	$1.00	N/A	$1.00	$1.00
$14,806,451	N/A	N/A	N/A	N/A
14,806,453	N/A	N/A	N/A	N/A
$1.00	N/A	N/A	N/A	N/A
$968,869,582	$90,589,199	$462,207,799	$1,879,358,151	N/A
968,869,990	90,591,084	462,207,659	1,879,526,164	N/A
$1.00	$1.00	$1.00	$1.00	N/A
$4,977,226,887	$1,268,497,041	$1,458,256,863	$1,315,234,482	$2,624,753,428
4,977,206,287	1,268,365,116	1,458,184,461	1,315,235,617	2,624,708,332
$1.00	$1.00	$1.00	$1.00	$1.00

WELLS FARGO MONEY MARKET FUNDS	STATEMENTS OF OPERATIONS — FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)

	California Tax-free Money Market Fund	Cash Investment Money Market Fund

INVESTMENT INCOME
Interest	$13,132,644	$91,772,049

TOTAL INVESTMENT INCOME	13,132,644	91,772,049

NET EXPENSES
Advisory fees	3,845,501	7,444,916
Custody	256,366	1,488,982
Shareholder servicing fees	2,821,235	12,342,739
Portfolio accounting fees	83,091	156,386
Administration fees
Class A	3,047,016	N/A
Administrator Class	N/A	3,777
Institutional Class	N/A	3,258,441
Service Class	260,597	8,391,110
Legal and Audit fees	17,994	21,502
Registration fees	48,604	94,986
Directors’ fees	3,195	3,196
Shareholder reports	46,320	39,000
Other	25,697	128,232

TOTAL EXPENSES	10,455,616	33,373,267

LESS:
Waived fees and reimbursed expenses	(2,408,278)	(3,440,207)
Net expenses	8,047,338	29,933,060

NET INVESTMENT INCOME (LOSS)	5,085,306	61,838,989

NET REALIZED GAIN (LOSS) FROM INVESTMENTS	68,021	13,248

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,153,327	$61,852,237

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

Government Money Market Fund	National Tax-free Money Market Fund	Prime Investment Money Market Fund	Treasury Plus Money Market Fund	100% Treasury Money Market Fund

$35,017,807	$9,173,219	$12,894,133	$21,631,784	$15,543,433

35,017,807	9,173,219	12,894,133	21,631,784	15,543,433

7,434,465	849,571	1,099,300	1,933,895	5,041,604
589,997	169,914	219,860	386,780	288,092
2,636,615	1,987,059	2,547,194	2,689,309	265,809
65,175	58,452	72,687	120,259	92,133

357,649	323,165	N/A	1,106,897	287,101
6,321	N/A	N/A	N/A	N/A
216,795	71,135	104,550	1,115,717	N/A
4,499,135	1,147,757	1,732,091	1,131,687	2,268,002
17,994	12,995	17,995	17,493	14,484
32,503	1,745	122,988	24,809	112,922
3,195	3,195	3,195	3,195	3,195
64,808	13,145	27,189	36,567	41,399
35,921	7,903	19,184	10,937	20,637

15,960,573	4,646,036	5,966,233	8,577,545	8,435,378

(1,422,929)	(687,701)	(203,850)	(975,279)	(1,414,293)
14,537,644	3,958,335	5,762,383	7,602,266	7,021,085

20,480,163	5,214,884	7,131,750	14,029,518	8,522,348

(1,245)	(23,078)	200	5,385	46,733

$20,478,918	$5,191,806	$7,131,950	$14,034,903	$8,569,081

WELLS FARGO MONEY MARKET FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	CALIFORNIA TAX-FREE MONEY MARKET FUND
	(Unaudited)
	For the Six Months Ended September 30, 2003	For the Year Ended March 31, 2003

INCREASE IN NET ASSETS
Beginning net assets	$2,662,105,499	$2,711,585,081

OPERATIONS:
Net investment income (loss)	5,085,306	19,492,554
Net realized gain (loss) from investments	68,021	235,208

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,153,327	19,727,762

Distributions to shareholders:
From net investment income
Class A	(4,214,436)	(16,873,030)
Administrator Class	N/A	N/A
Instititutional Class	N/A	N/A
Service Class	(870,870)	(2,620,509)
From net realized gain on sales of investments
Class A	0	(115,803)
Administrator Class	N/A	N/A
Instititutional Class	N/A	N/A
Service Class	0	(15,435)

Capital shares transactions:
Proceeds from shares sold – Class A	1,673,362,214	2,886,230,813
Reinvestment of dividends – Class A	4,052,401	14,022,246
Cost of shares redeemed – Class A	(1,884,804,325)	(2,991,380,111)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	(207,389,710)	(91,127,052)

Proceeds from shares sold – Administrator Class	N/A	N/A
Reinvestment of dividends – Administrator Class	N/A	N/A
Cost of shares redeemed – Administrator Class	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – ADMINISTRATOR CLASS	N/A	N/A

Proceeds from shares sold – Institutional Class	N/A	N/A
Reinvestment of dividends – Institutional Class	N/A	N/A
Cost of shares redeemed – Institutional Class	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – INSTITUTIONAL CLASS	N/A	N/A

Proceeds from shares sold – Service Class	379,355,098	476,426,238
Reinvestment of dividends – Service Class	778,860	2,314,388
Cost of shares redeemed – Service Class	(323,934,627)	(437,196,141)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – SERVICE CLASS	56,199,331	41,544,485

NET INCREASE (DECREASE) IN NET ASSETS	(151,122,358)	(49,479,582)

NET ASSETS:

ENDING NET ASSETS	$2,510,983,141	$2,662,105,499

Shares Issued and Redeemed:
Shares sold – Class A	1,673,362,214	2,886,241,038
Shares issued in reinvestment of dividends – Class A	4,052,401	14,022,246
Shares redeemed – Class A	(1,884,804,325)	(2,991,380,110)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS A	(207,389,710)	(91,116,826)

Shares sold – Administrator Class	N/A	N/A
Shares issued in reinvestment of dividends – Administrator Class	N/A	N/A
Shares redeemed – Administrator Class	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – ADMINISTRATOR CLASS	N/A	N/A

Shares sold – Institutional Class	N/A	N/A
Shares issued in reinvestment of dividends – Institutional Class	N/A	N/A
Shares redeemed – Institutional Class	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – INSTITUTIONAL CLASS	N/A	N/A

Shares sold – Service Class	379,355,098	476,426,622
Shares issued in reinvestment of dividends – Service Class	778,860	2,314,388
Shares redeemed – Service Class	(323,934,627)	(437,196,140)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – SERVICE CLASS	56,199,331	41,544,870

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$(985)	$(985)

(1)	“Proceeds from shares sold” and “Shares sold” include amounts relating to Fund mergers. See Note 1.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO MONEY MARKET FUNDS

CASH INVESTMENT MONEY MARKET FUND		GOVERNMENT MONEY MARKET FUND		NATIONAL TAX-FREE MONEY MARKET FUND
(Unaudited)		(Unaudited)		(Unaudited)
For the Six Months Ended September 30, 2003	For the Year Ended March 31, 2003	For the Six Months Ended September 30, 2003(1)	For the Year Ended March 31, 2003	For the Six Months Ended September 30, 2003(1)	For the Year Ended March 31, 2003

$15,765,893,029	$18,823,956,591	$5,083,245,155	$5,896,987,284	$1,528,551,557	$1,572,155,033

61,838,989	232,012,539	20,480,163	65,028,284	5,214,884	16,648,886
13,248	1,076,740	(1,245)	460,738	(23,078)	68,020

61,852,237	233,089,279	20,478,918	65,489,022	5,191,806	16,716,906

N/A	N/A	(627,915)	(1,837,311)	(387,197)	N/A
(19,490)	N/A	(31,253)	N/A	N/A	N/A
(24,969,632)	(85,639,688)	(1,486,785)	N/A	(465,324)	(1,353,229)
(36,849,867)	(146,372,851)	(18,334,210)	(63,195,521)	(4,362,363)	(15,295,663)

N/A	N/A	0	(19,974)	N/A	N/A
0	0	0	N/A	N/A	N/A
0	(152,420)	N/A	N/A	0	(2,183)
0	(282,560)	0	(493,768)	0	(21,865)

N/A	N/A	180,807,457	353,982,022	879,954,067	N/A
N/A	N/A	620,318	1,271,123	326,972	N/A
N/A	N/A	(153,585,979)	(254,182,834)	(247,789,870)	N/A

N/A	N/A	27,841,796	101,070,311	632,491,169	N/A

58,086,652	N/A	44,459,840	N/A	N/A	N/A
3,902	N/A	18,126	N/A	N/A	N/A
(18,992,335)	N/A	(29,671,513)	N/A	N/A	N/A

39,098,219	N/A	14,806,453	N/A	N/A	N/A

136,827,353,281	287,346,947,223	2,576,516,399	N/A	238,644,013	767,491,304
5,340,422	19,325,692	397,212	N/A	194,187	264,655
(136,753,481,892)	(287,669,168,584)	(1,608,043,580)	N/A	(275,216,470)	(778,969,274)

79,211,811	(302,895,669)	968,870,031	N/A	(36,378,270)	(11,213,315)

19,423,130,200	34,274,299,406	20,346,704,515	33,705,518,589	1,019,453,611	2,254,523,688
24,707,015	87,283,110	3,805,339	10,693,415	1,548,107	4,476,160
(20,761,633,563)	(37,117,392,169)	(20,210,885,151)	(34,630,966,892)	(1,154,071,264)	(2,291,433,975)

(1,313,796,348)	(2,755,809,653)	139,624,703	(914,754,888)	(133,069,546)	(32,434,127)

(1,195,473,070)	(3,058,063,562)	1,151,141,738	(813,742,129)	463,020,275	(43,603,476)

$14,570,419,959	$15,765,893,029	$6,234,386,893	$5,083,245,155	$1,991,571,832	$1,528,551,557

N/A	N/A	180,807,457	353,982,022	879,934,196	N/A
N/A	N/A	620,318	1,271,123	326,972	N/A
N/A	N/A	(153,585,979)	(254,182,684)	(247,789,870)	N/A

N/A	N/A	27,841,796	101,070,461	632,471,298	N/A

58,086,652	N/A	44,459,840	N/A	N/A	N/A
3,902	N/A	18,126	N/A	N/A	N/A
(18,992,335)	N/A	(29,671,513)	N/A	N/A	N/A

39,098,219	N/A	14,806,453	N/A	N/A	N/A

136,827,353,281	287,346,947,224	2,576,516,358	N/A	238,644,013	767,490,685
5,340,422	19,325,692	397,212	N/A	194,187	264,655
(136,753,481,893)	(287,668,882,040)	(1,608,043,580)	N/A	(275,216,470)	(778,969,273)

79,211,811	(302,609,124)	968,869,990	N/A	(36,378,270)	(11,213,933)

19,423,130,200	34,274,299,406	20,346,649,202	33,705,518,590	1,019,453,610	2,254,515,379
24,707,015	87,283,110	3,805,339	10,693,415	1,548,107	4,476,160
(20,761,633,563)	(37,117,399,088)	(20,210,885,151)	(34,630,950,201)	(1,154,071,264)	(2,291,433,975)

(1,313,796,348)	(2,755,816,572)	139,569,390	(914,738,196)	(133,069,547)	(32,442,436)

$(7,752)	$(7,752)	$0	$0	$(6)	$(6)

WELLS FARGO MONEY MARKET FUNDS	STATEMENTS OF CHANGES IN NET ASSETS

	PRIME INVESTMENT MONEY MARKET FUND
	(Unaudited) For the Six Months Ended September 30, 2003(1)	For the Year Ended March 31, 2003

INCREASE IN NET ASSETS
Beginning net assets	$1,818,363,896	$2,006,493,390

OPERATIONS:
Net investment income (loss)	7,131,750	28,143,468
Net realized gain (loss) from investments	200	108,812

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,131,950	28,252,280

Distributions to shareholders:
From net investment income
Class A	N/A	N/A
Administrator Class	N/A	N/A
Institutional Class	(708,618)	N/A
Service Class	(6,423,132)	(28,143,468)
From net realized gain on sales of investments
Class A	N/A	N/A
Administrator Class	N/A	N/A
Institutional Class	0	N/A
Service Class	0	(86,851)

Capital shares transactions:
Proceeds from shares sold – Class A	N/A	N/A
Reinvestment of dividends – Class A	N/A	N/A
Cost of shares redeemed – Class A	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – CLASS A	N/A	N/A

Proceeds from shares sold – Administrator Class	N/A	N/A
Reinvestment of dividends – Administrator Class	N/A	N/A
Cost of shares redeemed – Administrator Class	N/A	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – ADMINISTRATOR CLASS	N/A	N/A

Proceeds from shares sold – Institutional Class	1,373,573,338	N/A
Reinvestment of dividends – Institutional Class	169,073	N/A
Cost of shares redeemed – Institutional Class	(911,534,660)	N/A

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – INSTITUTIONAL CLASS	462,207,751	N/A

Proceeds from shares sold – Service Class	30,028,436,155	55,176,100,867
Reinvestment of dividends – Service Class	772,541	2,080,586
Cost of shares redeemed – Service Class	(30,389,315,881)	(55,366,332,911)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – SERVICE CLASS	(360,107,185)	(188,151,455)

NET INCREASE (DECREASE) IN NET ASSETS	102,100,766	(188,129,494)

NET ASSETS:

ENDING NET ASSETS	$1,920,464,662	$1,818,363,896

Shares Issued and Redeemed:
Shares sold – Class A	N/A	N/A
Shares issued in reinvestment of dividends – Class A	N/A	N/A
Shares redeemed – Class A	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – CLASS A	N/A	N/A

Shares sold – Administrator Class	N/A	N/A
Shares issued in reinvestment of dividends – Administrator Class	N/A	N/A
Shares redeemed – Administrator Class	N/A	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – ADMINISTRATOR CLASS	N/A	N/A

Shares sold – Institutional Class	1,373,573,246	N/A
Shares issued in reinvestment of dividends – Institutional Class	169,073	N/A
Shares redeemed – Institutional Class	(911,534,660)	N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – INSTITUTIONAL CLASS	462,207,659	N/A

Shares sold – Service Class	30,028,436,155	55,176,107,563
Shares issued in reinvestment of dividends – Service Class	772,541	2,080,589
Shares redeemed – Service Class	(30,389,315,881)	(55,366,332,911)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – SERVICE CLASS	(360,107,185)	(188,144,759)

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$4	$4

(1)	“Proceeds from shares sold” and “Shares sold” include amounts relating to Fund mergers. See Note 1.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO MONEY MARKET FUNDS

TREASURY PLUS MONEY MARKET FUND		100% TREASURY MONEY MARKET FUND
(Unaudited) For the Six Months Ended September 30, 2003(1)	For the Year Ended March 31, 2003	(Unaudited) For the Six Months Ended September 30, 2003	For the Year Ended March 31, 2003

$2,773,473,140	$2,063,967,798	$2,934,927,382	$2,663,835,087

14,029,518	29,681,374	8,522,348	31,326,676
5,385	11,432	46,733	109,493

14,034,903	29,692,806	8,569,081	31,436,169

(1,615,024)	N/A	(454,040)	(1,614,815)
N/A	N/A	N/A	N/A
(7,974,558)	(16,390,043)	N/A	N/A
(4,439,936)	(13,291,330)	(8,068,308)	(30,020,000)

0	N/A	0	(3,104)
N/A	N/A	N/A	N/A
0	(46,882)	N/A	N/A
0	(38,008)	0	(50,042)

3,976,187,061	N/A	255,912,755	409,695,186
403,454	N/A	488,980	1,510,309
(1,652,737,555)	N/A	(273,906,261)	(363,853,473)

2,323,852,960	N/A	(17,504,526)	47,352,022

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A

34,811,584,390	113,558,849,495	N/A	N/A
1,045,828	2,509,244	N/A	N/A
(34,499,139,159)	(112,901,219,091)	N/A	N/A

313,491,059	660,139,648	N/A	N/A

7,096,880,635	10,808,760,558	8,080,684,352	15,915,545,320
1,044,301	2,257,836	1,742,247	6,217,119
(6,990,301,886)	(10,761,579,243)	(8,183,359,067)	(15,697,770,374)

107,623,050	49,439,151	(100,932,468)	223,992,065

2,744,972,454	709,505,342	(118,390,261)	271,092,295

$5,518,445,594	$2,773,473,140	$2,816,537,121	$2,934,927,382

3,976,233,141	N/A	255,912,755	409,695,186
403,454	N/A	488,980	1,510,309
(1,652,737,555)	N/A	(273,906,261)	(363,852,531)

2,323,899,040	N/A	(17,504,526)	47,352,964

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A

34,811,584,390	113,558,849,494	N/A	N/A
1,045,828	2,509,243	N/A	N/A
(34,499,139,159)	(112,901,208,629)	N/A	N/A

313,491,059	660,150,108	N/A	N/A

7,096,880,635	10,808,760,561	8,080,684,352	15,915,545,320
1,044,301	2,257,835	1,742,247	6,217,119
(6,990,301,886)	(10,761,560,441)	(8,183,359,067)	(15,697,765,127)

107,623,050	49,457,955	(100,932,468)	223,997,312

$(4,294)	$(4,294)	$40,624	$40,624

WELLS FARGO MONEY MARKET FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income

CALIFORNIA TAX-FREE MONEY MARKET FUND

SERVICE CLASS
April 1, 2003 to September 30, 2003 (Unaudited)	$1.00	0.00	0.00	0.00
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.02	0.00	(0.02)
April 1, 2000 to March 31, 2001	$1.00	0.03	0.00	(0.03)
November 8, 1999(2) to March 31, 2000	$1.00	0.01	0.00	(0.01)

CASH INVESTMENT MONEY MARKET FUND

ADMINISTRATOR CLASS
July 31, 2003(2) to September 30, 2003 (Unaudited)	$1.00	0.00	0.00	(0.00)

INSTITUTIONAL CLASS
April 1, 2003 to September 30, 2003 (Unaudited)	$1.00	0.00	0.00	(0.00)
April 1, 2002 to March 31, 2003	$1.00	0.02	0.00	(0.02)
April 1, 2001 to March 31, 2002	$1.00	0.03	0.00	(0.03)
April 1, 2000 to March 31, 2001	$1.00	0.06	0.00	(0.06)
November 8, 1999(2) to March 31, 2000	$1.00	0.02	0.00	(0.02)

SERVICE CLASS
April 1, 2003 to September 30, 2003 (Unaudited)	$1.00	0.00	0.00	(0.00)
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.03	0.00	(0.03)
April 1, 2000 to March 31, 2001	$1.00	0.06	0.00	(0.06)
June 1, 1999 to March 31, 2000(4)	$1.00	0.04	0.00	(0.04)
June 1, 1998 to May 31, 1999	$1.00	0.05	0.00	(0.05)
June 1, 1997 to May 31, 1998	$1.00	0.05	0.00	(0.05)

GOVERNMENT MONEY MARKET FUND

ADMINISTRATOR CLASS
July 31, 2003(2) to September 30, 2003 (Unaudited)	$1.00	0.00	0.00	0.00

INSTITUTIONAL CLASS
July 28, 2003(2) to September 30, 2003 (Unaudited)	$1.00	0.00	0.00	0.00

SERVICE CLASS
April 1, 2003 to September 30, 2003 (Unaudited)	$1.00	0.00	0.00	(0.00)
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.03	0.00	(0.03)
April 1, 2000 to March 31, 2001	$1.00	0.05	0.00	(0.05)
June 1, 1999 to March 31, 2000(4)	$1.00	0.04	0.00	(0.04)
June 1, 1998 to May 31, 1999	$1.00	0.05	0.00	(0.05)
June 1, 1997 to May 31, 1998	$1.00	0.05	0.00	(0.05)

NATIONAL TAX-FREE MONEY MARKET FUND

INSTITUTIONAL CLASS
April 1, 2003 to September 30, 2003 (Unaudited)	$1.00	0.00	0.00	(0.00)
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.02	0.00	(0.02)
April 1, 2000 to March 31, 2001	$1.00	0.04	0.00	(0.04)
November 8, 1999(2) to March 31, 2000	$1.00	0.01	0.00	(0.01)

SERVICE CLASS
April 1, 2003 to September 30, 2003 (Unaudited)	$1.00	0.00	0.00	(0.00)
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.02	0.00	(0.02)
April 1, 2000 to March 31, 2001	$1.00	0.04	0.00	(0.04)
June 1, 1999 to March 31, 2000(4)	$1.00	0.03	0.00	(0.03)
June 1, 1998 to May 31, 1999	$1.00	0.03	0.00	(0.03)
June 1, 1997 to May 31, 1998	$1.00	0.03	0.00	(0.03)

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	WELLS FARGO MONEY MARKET FUNDS

Distributions From Net Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)(1)			Total Return(3)	Net Assets at End of Period (000’s omitted)
		Net Investment Income	Net Expenses	Gross Expenses

0.00	$1.00	0.57%	0.45%	0.51%	0.29%	$360,557
0.00	$1.00	0.90%	0.45%	0.50%	0.93%	$304,422
0.00	$1.00	1.62%	0.45%	0.49%	1.75%	$262,866
0.00	$1.00	3.10%	0.45%	0.57%	3.20%	$150,149
0.00	$1.00	2.69%	0.45%	0.51%	1.10%	$75,697

0.00	$1.00	0.77%	0.35%	0.35%	0.13%	$39,098

0.00	$1.00	0.99%	0.23%	0.25%	0.50%	$5,254,544
0.00	$1.00	1.52%	0.25%	0.28%	1.54%	$5,175,328
0.00	$1.00	3.14%	0.25%	0.28%	3.28%	$5,478,005
0.00	$1.00	6.16%	0.25%	0.31%	6.38%	$3,332,149
0.00	$1.00	5.77%	0.25%	0.30%	2.29%	$2,116,276

0.00	$1.00	0.74%	0.49%	0.54%	0.37%	$9,276,778
0.00	$1.00	1.31%	0.48%	0.54%	1.31%	$10,590,565
0.00	$1.00	2.91%	0.48%	0.54%	3.05%	$13,345,951
0.00	$1.00	5.94%	0.48%	0.54%	6.14%	$12,307,775
0.00	$1.00	5.23%	0.48%	0.54%	4.37%	$9,082,788
0.00	$1.00	4.91%	0.48%	0.57%	5.04%	$5,481,802
0.00	$1.00	5.29%	0.48%	0.57%	5.42%	$4,685,818

0.00	$1.00	0.74%	0.35%	0.37%	0.13%	$14,806

0.00	$1.00	0.89%	0.20%	0.25%	0.16%	$968,870

0.00	$1.00	0.69%	0.50%	0.55%	0.35%	$4,977,227
0.00	$1.00	1.24%	0.50%	0.54%	1.27%	$4,837,603
0.00	$1.00	2.67%	0.50%	0.52%	2.86%	$5,752,411
0.00	$1.00	5.79%	0.50%	0.56%	5.97%	$3,181,143
0.00	$1.00	4.94%	0.50%	0.54%	4.18%	$3,433,956
0.00	$1.00	4.69%	0.50%	0.52%	4.81%	$3,368,534
0.00	$1.00	5.08%	0.50%	0.51%	5.20%	$2,260,208

0.00	$1.00	0.85%	0.25%	0.26%	0.43%	$90,589
0.00	$1.00	1.23%	0.29%	0.29%	1.23%	$126,969
0.00	$1.00	2.05%	0.30%	0.38%	2.20%	$138,179
0.00	$1.00	3.86%	0.30%	0.37%	3.93%	$65,265
0.00	$1.00	3.43%	0.30%	0.31%	1.36%	$23,134

0.00	$1.00	0.64%	0.45%	0.55%	0.32%	$1,268,497
0.00	$1.00	1.06%	0.45%	0.55%	1.07%	$1,401,583
0.00	$1.00	1.96%	0.45%	0.54%	2.05%	$1,433,976
0.00	$1.00	3.68%	0.45%	0.56%	3.78%	$1,183,279
0.00	$1.00	3.05%	0.45%	0.57%	2.58%	$1,124,073
0.00	$1.00	2.91%	0.45%	0.57%	2.97%	$1,019,589
0.00	$1.00	3.32%	0.45%	0.59%	3.39%	$977,693

WELLS FARGO MONEY MARKET FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Dividends From Net Investment Income

PRIME INVESTMENT MONEY MARKET FUND

INSTITUTIONAL CLASS
July 28, 2003(2) to September 30, 2003 (Unaudited)	$1.00	0.00	0.00	0.00

SERVICE CLASS
April 1, 2003 to September 30, 2003 (Unaudited)	$1.00	0.00	0.00	0.00
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.03	0.00	(0.03)
April 1, 2000 to March 31, 2001	$1.00	0.06	0.00	(0.06)
June 1, 1999 to March 31, 2000(4)	$1.00	0.04	0.00	(0.04)
September 2, 1998(2) to May 31, 1999	$1.00	0.04	0.00	(0.04)

TREASURY PLUS MONEY MARKET FUND

INSTITUTIONAL CLASS
April 1, 2003 to September 30, 2003 (Unaudited)	$1.00	0.00	0.00	(0.00)
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.03	0.00	(0.03)
April 1, 2000 to March 31, 2001	$1.00	0.06	0.00	(0.06)
April 1, 1999 to March 31, 2000	$1.00	0.05	0.00	(0.05)
April 1, 1998 to March 31, 1999	$1.00	0.05	0.00	(0.05)

SERVICE CLASS
April 1, 2003 to September 30, 2003 (Unaudited)	$1.00	0.00	0.00	(0.00)
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.03	0.00	(0.03)
April 1, 2000 to March 31, 2001	$1.00	0.06	0.00	(0.06)
April 1, 1999 to March 31, 2000	$1.00	0.05	0.00	(0.05)
April 1, 1998 to March 31, 1999	$1.00	0.05	0.00	(0.05)

100% TREASURY MONEY MARKET FUND

SERVICE CLASS
April 1, 2003 to September 30, 2003 (Unaudited)	$1.00	0.00	0.00	(0.00)
April 1, 2002 to March 31, 2003	$1.00	0.01	0.00	(0.01)
April 1, 2001 to March 31, 2002	$1.00	0.03	0.00	(0.03)
April 1, 2000 March 31, 2001	$1.00	0.05	0.00	(0.05)
June 1, 1999 to March 31, 2000(4)	$1.00	0.04	0.00	(0.04)
June 1, 1998 to May 31, 1999	$1.00	0.04	0.00	(0.04)
June 1, 1997 to May 31, 1998	$1.00	0.05	0.00	(0.05)

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	WELLS FARGO MONEY MARKET FUNDS

Distributions From Net Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)(1)			Total Return(3)	Net Assets at End of Period (000’s Omitted)
		Net Investment Income	Net Expenses	Gross Expenses

0.00	$1.00	0.88%	0.20%	0.26%	0.16%	$462,208

0.00	$1.00	0.63%	0.55%	0.57%	0.32%	$1,458,257
0.00	$1.00	1.14%	0.55%	0.55%	1.14%	$1,818,364
0.00	$1.00	2.64%	0.55%	0.55%	2.80%	$2,006,493
0.00	$1.00	5.72%	0.55%	0.63%	6.02%	$1,678,432
0.00	$1.00	5.15%	0.55%	0.93%	4.30%	$222,523
0.00	$1.00	4.69%	0.54%	0.74%	3.59%	$68,771

0.00	$1.00	0.93%	0.21%	0.26%	0.47%	$1,879,358
0.00	$1.00	1.38%	0.21%	0.29%	1.45%	$1,565,864
0.00	$1.00	2.78%	0.21%	0.29%	2.97%	$905,766
0.00	$1.00	5.88%	0.25%	0.30%	6.05%	$415,965
0.00	$1.00	4.81%	0.25%	0.40%	4.98%	$390,592
0.00	$1.00	4.92%	0.25%	0.41%	5.04%	$493,987

0.00	$1.00	0.66%	0.47%	0.55%	0.33%	$1,315,234
0.00	$1.00	1.18%	0.46%	0.55%	1.20%	$1,207,609
0.00	$1.00	2.54%	0.46%	0.53%	2.73%	$1,158,202
0.00	$1.00	5.64%	0.46%	0.55%	5.83%	$1,050,508
0.00	$1.00	5.04%	0.45%	0.63%	4.76%	$468,150
0.00	$1.00	4.70%	0.45%	0.70%	4.83%	$447,886

0.00	$1.00	0.60%	0.47%	0.56%	0.30%	$2,624,753
0.00	$1.00	1.12%	0.46%	0.55%	1.15%	$2,725,643
0.00	$1.00	2.53%	0.46%	0.55%	2.68%	$2,501,888
0.00	$1.00	5.41%	0.46%	0.55%	5.59%	$2,254,618
0.00	$1.00	4.67%	0.46%	0.54%	3.94%	$1,702,250
0.00	$1.00	4.34%	0.46%	0.53%	4.49%	$1,548,549
0.00	$1.00	4.89%	0.46%	0.54%	5.00%	$1,440,515

WELLS FARGO MONEY MARKET FUNDS	NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

(1)	During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 7).

(2)	Commencement of operations.

(3)	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(4)	The Fund changed its fiscal year-end from May 31 to March 31.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 68 separate series. These financial statements present the California Tax-Free Money Market, Cash Investment Money Market, Government Money Market, National Tax-Free Money Market (formerly named National Tax-Free Institutional Money Market Fund), 100% Treasury Money Market, Prime Investment Money Market and Treasury Plus Money Market (formerly named the Treasury Plus Institutional Money Market Fund) Funds (each, a “Fund”, collectively, the “Funds”), each with the exception of the California Tax-Free Money Market Fund, a diversified series of the Trust. The California Tax-Free Money Market Fund is a non-diversified series of the Trust.

Effective at the close of business on June 6, 2003, the Wells Fargo Government Money Market Fund acquired all of the net assets of the Montgomery Government Money Market Fund. The Montgomery Government Money Market Fund exchanged its 180,530,053 R Class shares (valued at $180,585,365) for 180,530,053 Service Class shares of the Wells Fargo Government Money Market Fund.

Effective at the close of business on July 25, 2003, the Government Money Market Fund acquired all of the net assets of the Government Institutional Money Market Fund. The Government Institutional Money Market Fund exchanged its 1,081,553,886 Institutional Class shares (valued at $1,081,553,928) for 1,081,553,886 Institutional Class shares of the Government Money Market Fund.

Effective at the close of business on July 25, 2003, the National Tax-Free Money Market Fund (formerly named the National Tax-Free Institutional Money Market Fund) (the “Acquiring Fund”) acquired all of the net assets of the National Tax-Free Money Market Fund (the “Target Fund”). The Target Fund exchanged its 667,850,273 Class A shares (valued at $667,870,144) for 667,850,273 Class A shares of the Acquiring Fund.

Effective as of the close of business on July 25, 2003, the Prime Investment Money Market Fund acquired all of the net assets of the Prime Investment Institutional Money Market Fund. The Prime Investment Institutional Money Market Fund exchanged its 455,533,672 Institutional Class shares (valued at $455,533,763) for 455,533,672 Institutional Class shares of the Prime Investment Money Market Fund.

Effective at the close of business on July 25, 2003, the Treasury Plus Money Market Fund (formerly named the Treasury Plus Institutional Money Market Fund) (the “Acquiring Fund”) acquired all of the net assets of the Treasury Plus Money Market Fund (the “Target Fund”). The Target Fund exchanged its 2,352,982,205 Class A shares (valued at $2,352,936,127) for 2,352,982,205 Class A shares of the Acquiring Fund.

The separate classes of shares offered by each Fund differ principally in the applicable sales charges (if any) and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

WELLS FARGO MONEY MARKET FUNDS	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITIES TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

REPURCHASE AGREEMENTS

Each Fund, with the exception of the 100% Treasury Money Market, California Tax-Free Money Market, and National Tax-Free Money Market Funds, may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds’ custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (“Code”), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2003.

The Treasury Plus Money Market Fund has a current post-October deferred loss of $898. This loss will be recognized for tax purposes on the first day of the following tax year.

3. ADVISORY FEES

The Trust has entered into an advisory contract on behalf of the Funds with Wells Fargo Funds Management (“Funds Management”). Pursuant to the advisory contract, Funds Management has agreed to provide the following Funds with daily portfolio management, for which Funds Management is entitled to be paid a monthly advisory fee at the following annual rates:

Fund	% of Average Daily Net Assets
California Tax-Free Money Market Fund	0.30
Cash Investment Money Market Fund	0.10
Government Money Market Fund	0.10
National Tax-Free Money Market Fund	0.10
Prime Investment Money Market Fund	0.10
Treasury Plus Money Market Fund	0.10
100% Treasury Money Market Fund	0.35

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

The Funds’ adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds.

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, acts as investment sub-adviser to the Funds. Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of each Fund’s average daily net assets up to $1 billion and 0.04% of each Fund’s average daily net assets in excess of $1 billion.

4. ADMINISTRATION FEES AND TRANSFER AGENT FEES

Through February 28, 2003, the Trust had entered into an Administration Agreement with Funds Management on behalf of the Funds. Under the Administration Agreement, Funds Management acted as administrator to the Funds and was entitled to receive, on a monthly basis, fees at the annual rate of 0.15% of each Fund’s average daily net assets.

The Trust had also entered into an agreement with Boston Financial Data Services, Inc. (“BFDS”) as the transfer agent for the Trust. Under the agreement, BFDS was entitled to receive from the Funds a per-account fee plus transaction fees, certain out-of-pocket costs and a complex based fee.

Effective March 1, 2003, the Trust has entered into a new Administration Agreement with Funds Management on behalf of the Funds. Under this Agreement, for providing administrative services, which now includes paying the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive an annual fee of 0.27% of the average daily net assets of a Fund’s Class A and Class B shares, 0.17% of the average daily net assets of a Fund’s Service Class shares, 0.15% of the average daily net assets of a Fund’s Administrator Class shares and 0.13% of the average daily net assets of a Fund’s Institutional Class shares.

5. SHAREHOLDER SERVICING FEES

The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents. The Government Money Market and Cash Investment Money Market Funds are charged 0.10% of the average daily net assets of each Fund for Administrator Class shares for these services. The California Tax-Free, Government Money Market, National Tax-Free Money Market, Treasury Plus Money Market and 100% Treasury Money Market Funds are charged 0.25% of the average daily net assets of each Fund for Class A shares for these services. The Cash Investment Money Market, Government Money Market, National Tax-Free Money Market, Prime Investment Money Market and Treasury Plus Money Market Funds are charged 0.25% of the average daily net assets of each Fund for Service Class shares for these services. No fee is charged for Service Class shares of the California Tax-Free Money Market and 100% Treasury Money Market Funds, and Institutional Class shares of the Cash Investment Money Market, Government Money Market, National Tax-Free Money Market, Prime Investment Money Market and Treasury Plus Money Market Funds.

The shareholder servicing fees paid on behalf of the Funds for the period ended September 30, 2003 were as follows:

Fund	Class A	Administrator Class	Service Class
California Tax-Free Money Market Fund	$2,821,235	N/A	$0
Cash Investment Money Market Fund	N/A	$2,525	12,340,214
Government Money Market Fund	331,177	4,215	2,301,223
National Tax-Free Money Market Fund	299,214	N/A	1,687,845
Prime Investment Money Market Fund	N/A	N/A	2,547,194
Treasury Plus Money Market Fund	1,024,870	N/A	1,664,439
100% Treasury Money Market Fund	265,809	N/A	0

6. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Effective the first quarter of 2003, PFPC, Inc. (“PFPC”) serves as fund accountant for the Funds. For its services as fund accountant, PFPC is entitled to receive an annual asset based fund complex fee, an annual fee of $20,000 from each Fund and is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC, Forum Accounting Services, LLC (“Forum”) served as

WELLS FARGO MONEY MARKET FUNDS	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

fund accountant and was entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and was reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

In addition, the Trust has entered into a contract on behalf of each Fund with Wells Fargo Bank Minnesota, N.A. (“Wells Fargo Bank, MN”), whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contracts, Wells Fargo Bank, MN is entitled to receive certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

7. WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the six months ended September 30, 2003, were waived by Funds Management first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected.

BOARD OF TRUSTEES	WELLS FARGO MONEY MARKET FUNDS

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (“Trustees”) of the Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 92 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex”). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 20th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES **

Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Robert C. Brown 72	Trustee since 1992	Retired. Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation until February 1999.	None

J. Tucker Morse 59	Trustee since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	None

NON-INTERESTED TRUSTEES
Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Thomas S. Goho 61	Trustee since 1987	Wake Forest University, Calloway School of Business and Accountancy, Benson-Pruitt Professorship since 1999, Associate Professor of Finance 1994–1999.	None

Peter G. Gordon 61	Trustee since 1998 (Lead Trustee since 2001)	Chairman, CEO, and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	None

Richard M. Leach 70	Trustee since 1987	Retired. Prior thereto, President of Richard M. Leach Associates (a financial consulting firm).	None

Timothy J. Penny 51	Trustee since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	None

Donald C. Willeke 63	Trustee since 1996	Principal in the law firm of Willeke & Daniels.	None

WELLS FARGO MONEY MARKET FUNDS	BOARD OF TRUSTEES

OFFICERS

Name and Age	Position held and length of service	Principal occupations during past five years	Other Directorships
Karla M. Rabusch 44	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to March 2003. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000.	None

Stacie D. DeAngelo 34	Treasurer, since 2003	Vice President of Wells Fargo Bank, N.A. Vice President of Operations for Wells Fargo Funds Management, LLC. Prior thereto, Operations Manager at Scudder Weisel Capital, LLC (2000 to 2001), Director of Shareholder Services at BISYS Fund Services (1999 to 2000) and Assistant Vice President of Operations with Nicholas-Applegate Capital Management (1993 to 1999).	None

C. David Messman 43	Secretary, since 2000	Vice President and Counsel of Wells Fargo Bank, N.A. since January 1996. Vice President and Secretary of Wells Fargo Funds Management, LLC since March 2001.	None

*	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
**	Currently, two of the seven Trustees are considered “interested persons” of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
***	Length of service dates reflects a Trustee’s commencement of service with the Trust’s predecessor entities.

LIST OF ABBREVIATIONS	WELLS FARGO MONEY MARKET FUNDS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments

ADR	— American Depository Receipts

AMBAC	— American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

ARM	— Adjustable Rate Mortgages

BART	— Bay Area Rapid Transit

CDA	— Community Development Authority

CDSC	— Contingent Deferred Sales Charge

CGIC	— Capital Guaranty Insurance Company

CGY	— Capital Guaranty Corporation

CMT	— Constant Maturity Treasury

COFI	— Cost of Funds Index

Connie Lee	— Connie Lee Insurance Company

COP	— Certificate of Participation

CP	— Commercial Paper

CTF	— Common Trust Fund

DW&P	— Department of Water & Power

DWR	— Department of Water Resources

EDFA	— Education Finance Authority

FGIC	— Financial Guaranty Insurance Corporation

FHA	— Federal Housing Authority

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

FRN	— Floating Rate Notes

FSA	— Financial Security Assurance, Inc

GNMA	— Government National Mortgage Association

GO	— General Obligation

HFA	— Housing Finance Authority

HFFA	— Health Facilities Financing Authority

IDA	— Industrial Development Authority

LIBOR	— London Interbank Offered Rate

LLC	— Limited Liability Corporation

LOC	— Letter of Credit

LP	— Limited Partnership

MBIA	— Municipal Bond Insurance Association

MFHR	— Multi-Family Housing Revenue

MUD	— Municipal Utility District

MTN	— Medium Term Note

PCFA	— Pollution Control Finance Authority

PCR	— Pollution Control Revenue

PFA	— Public Finance Authority

PLC	— Private Placement

PSFG	— Public School Fund Guaranty

RAW	— Revenue Anticipation Warrants

RDA	— Redevelopment Authority

RDFA	— Redevelopment Finance Authority

R&D	— Research & Development

SFMR	— Single Family Mortgage Revenue

STEERS	— Structured Enhanced Return Trust

TBA	— To Be Announced

TRAN	— Tax Revenue Anticipation Notes

USD	— Unified School District

V/R	— Variable Rate

WEBS	— World Equity Benchmark Shares

More information about Wells Fargo Funds® is available free upon request. To obtain literature, please write or call:

Wells Fargo Funds

PO Box 8266

Boston, MA 02266-8266

Wells Fargo Funds Investor Services: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by Stephens Inc., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE	SAR 006 (11/03)

WELLS FARGO

FUNDS

Wells Fargo Money Market Funds

Semi-Annual Report

Wells Fargo California Tax-Free Money Market Trust

Wells Fargo Money Market Trust

Wells Fargo National Tax-Free Money Market Trust

September 30, 2003

WELLS FARGO MONEY MARKET TRUSTS

NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

This page is intentionally left blank —

WELLS FARGO MONEY MARKET TRUSTS	SHAREHOLDER LETTER

DEAR VALUED SHAREHOLDER,

We are pleased to provide you with this Wells Fargo Money Market Trusts semi-annual report for the six-month period ending September 30, 2003. On the following pages, you will find the money market overview and facts and figures about each Trust’s portfolio.

OVERVIEW OF FINANCIAL MARKETS

Despite attempts by the federal government to boost the economy early in the year, the economy remained mired in weakness early in the reporting period. The Federal Reserve Board (the Fed) cut short-term interest rates from 1.25% to 1% in June, the lowest level in half a century. Still, unemployment continued to rise and a record fiscal year 2003 federal budget deficit loomed on the horizon, suggesting that tax revenues were not growing fast enough to cover government spending.

Market volatility that was caused by uncertainty over the possibility of war in Iraq was followed by uncertainty over the direction and magnitude of changes in Fed policy. Mortgage refinancing and consumer spending activity remained strong despite a back-up in intermediate-term interest rates. Economic growth began picking up steam during the summer, while corporate earnings exceeded expectations. Even employment data began showing improvement in September. Indeed, there were reasons to be optimistic about the U.S. economy as the end of 2003 approached.

WELLS FARGO MONEY MARKET TRUSTS

The Fed’s decision to cut interest rates by just a quarter percentage point to 1% at its June 25, 2003 policy meeting brought interest rates down to levels not seen since the 1950s. Unfortunately, the rate cut did not meet investor expectations and interest rates were volatile through the end of the period in reaction to comments from the Fed and changing views on the outlook for economic growth. Despite a challenging environment for investors, the Wells Fargo Money Market Trusts achieved their investment objectives of maintaining a stable net asset value.

It is important to remember that no one can accurately predict the future direction of short-term interest rates. We continue to maintain a more prudent investment strategy and do not pursue strategies that seek to boost yield at the expense of safety and liquidity. We believe that the pursuit of additional yield creates volatility that can potentially undermine Trust performance during uncertain markets.

INVESTMENT STRATEGIES IN CHALLENGING TIMES

Investors are counting on reasonably good earnings growth to propel stocks higher during the balance of 2003, overcoming potential hurdles to any future rally created by seemingly “rich” valuations and by upward pressure on interest rates. With pricing power still weak throughout much of the economy, most businesses will rely on further cost cutting to propel margins enough to sustain double-digit earnings growth. Meanwhile, bond investors may insulate portfolios from a potential rise in interest rates by gradually moving away from longer-term securities as well as by investing in high coupon bonds or mortgage-backed securities that hold up better in a rising interest rate environment. Regardless of what lies ahead, investors should continue to follow the fundamentals of investing — asset allocation and diversification — in an effort to achieve their long-term financial goals.

We would like to thank you for choosing Wells Fargo Funds. We appreciate your confidence in us during this uncertain time period. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

1

WELLS FARGO MONEY MARKET TRUSTS	MONEY MARKET OVERVIEW

MONEY MARKET OVERVIEW

This report covers the six-month period ended September 30, 2003.

This reporting period can be divided into two distinct segments. During the first three months of the period, interest rates moved lower as slow economic growth led many to believe that the Federal Reserve Board (the Fed) would continue its attempt to spur growth by aggressively lowering short-term interest rates. The second half of the period was characterized by rising interest rates, the result of the Fed’s interest rate cut in June not meeting investor expectations.

PRIME MONEY MARKET SECURITIES

For the first three months of the period, the yield curve flattened. Short-term money market investments (those maturing in less than three months) remained stable, while longer-term money market investments (those maturing in more than thirteen months) declined. By mid-June, the yield on one-year investments had declined 25 basis points to below 1%, while the Federal Funds rate remained near 1.25%. Despite warnings that their expectations were unrealistic, investors continued to expect a 50 basis point reduction in the Federal Funds rate in June. When the rate was lowered only 25 basis points, the market began to re-evaluate its outlook for continued regular rate cuts and the yields on longer-term money market investments began to move higher. By the end of the period, the one-year London Interbank Offered Rate (LIBOR) stood at 1.30% after peaking at 1.50% near the end of August.

The amount of commercial paper outstanding continued to decline during the period, as issuers took advantage of the record low bond yields to extend their debt. The amount of top rated commercial paper outstanding fell by more than 5% during the period, from $1.207 trillion to $1.144 trillion, reflecting a decrease of nearly 20% from the peak of $1.413 trillion in December 2000.

Credit quality also remained a concern during the reporting period. While the pace of downgrades slowed somewhat, accounting issues at some of the Government Sponsored Entities, and questions about corporate governance policies at the New York Stock Exchange, did not help to restore investor confidence in management policies, abilities, and integrity.

U.S. TREASURY SECURITIES

Although the Fed eventually did cut the Federal Funds rate by 25 basis points to 1.00%, Treasury bills had been pricing based on the assumption that there would be a 50 basis point cut. Even the one-year Treasury note traded below 0.90% in the days preceding the June rate cut. These low rates coincided with quarter-end demand pressures in June, causing the short-end of the Treasury market (less than three months) to remain overpriced for an unusually longer period of time than what typically follows a market disappointment. Eventually Treasury bill pricing became more reasonable, and the longer end of the market became relatively cheap. As budget deficit projections ballooned, expectations of a greater supply of Treasury bills and the general expectation of higher interest rates drove the price of Treasury bills into the mid 0.90’s to low 1.00’s.

Over this reporting period, the supply of Treasury bills greatly contracted: the issuance of Treasury bills for the first week of April stood at $72 billion, and declined to $44 billion by the end of the period. While the April issuance was largely due to seasonal factors, Treasury bill issuance did not meet expectations as the period progressed and Treasuries became more expensive. Evidence of this could be seen during September, when the U.S. Treasury Department had to issue cash management bills to cover a temporary cash shortfall early in the month. Continued issuance may point to the need for the Treasury to increase auction size in the coming months.

U.S. GOVERNMENT AGENCY SECURITIES

Spreads between U.S. Government agency offerings and money market securities continued to tighten during the period. Interest rates, concerns over the ability of government agencies to manage interest rate risk, losses in the Federal Home Loan Bank of New York’s bond portfolio, and an accounting scandal at the Federal Home Loan Mortgage Corporation (FHLMC) drove yields on U.S. Government agency securities higher on a relative basis. For a period in June, after the FHLMC accounting issues were made public, FHLMC discount notes traded more cheaply than A-1/P-1 bank commercial paper. Eighteen month floating rate paper from the Federal National Mortgage Association (FNMA) and FHLMC traded at similar discount margins to one-year asset-backed conduit program floaters. The number of callable issues continued to increase, but at a slower pace as rates declined in September. By the end of the period, changes in the regulation of FNMA and FHLMC seemed inevitable (although it may be a long and arduous process).

2

MONEY MARKET OVERVIEW	WELLS FARGO MONEY MARKET TRUSTS

TAX-FREE SECURITIES

The number of new municipal issues continued to increase swiftly as issuers found that it was often cheaper to issue variable rate securities than use the swap market to hedge interest rate risk. As variable rates surged to 103% of the one-month LIBOR in mid-April, the vast supply of variable rate demand notes increased, making it somewhat easier to invest the seasonal July cash inflows.

Fixed rate municipal securities were volatile during the reporting period. One-year paper started the period at 1.10% and interest rates plummeted to 0.80% at the peak of note season in late June. California was on the verge of running out of cash, as legislative parties were at odds over approving a budget. Standard and Poor’s was one of the driving forces behind breaking the stalemate by downgrading the state from A to BBB in late July. The price of California Revenue Anticipation Warrants (RAWs) plummeted as their yields skyrocketed from 1.15% to 2.00%.

Texas issued record-breaking Tax and Revenue Anticipation Notes in late August, exceeding municipal demand and splitting the one-year sector into three markets – the general market, the California market, and the Texas market. The one-year municipal securities markets finally settled down in early September as rates hovered near 1.00% for general market paper, 1.10% for Texas paper, and 1.60% for California RAWs.

STRATEGIC OUTLOOK

While the overnight interest rate has been stable, longer money market rates have increased considerably since the mid-point of the reporting period. With the U.S. economy picking up steam and the U.S. dollar weakening overseas, we believe that interest rates may continue to move higher. That increase, when accompanied by outflows from institutional investors, could trigger a challenging period for all money market funds. However, we do not believe that aggressively positioning a money market fund to boost its yield at the risk of jeopardizing its net asset value (NAV) would be appropriate, and we will continue to position the portfolios and select their investments in an ongoing effort to maintain a stable $1.00 NAV.

The views expressed are as of September 30, 2003 and are those of the Funds’ manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Money Market Funds.

3

WELLS FARGO MONEY MARKET TRUSTS	MONEY MARKET OVERVIEW

PRIMARY INVESTMENTS*

	U.S. Treasury Securities	Repurchase Agreements	U.S. Government Obligations	Commercial Paper	Certificates of Deposit/ Bankers Acceptances	Time Deposits	Floating/ Variable Rate Notes/Bonds	Mortgage and Other Asset- Backed Securities	Corporate Notes/ Bonds	Municipal Obligations

Money Market	X	X	X	X	X	X	X	X	X

National Tax-Free										X

California Tax-Free										X

*  The chart highlights some of the primary investments that the Trusts may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Trust.

4

PERFORMANCE HIGHLIGHTS	WELLS FARGO MONEY MARKET TRUSTS

WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE

The Wells Fargo California Tax-Free Money Market Trust (the Trust) seeks high current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

TRUST MANAGERS

Dave Sylvester

Julio Bonilla

INCEPTION DATE

05/05/97

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	6-Month*	1-Year	5-Year	Life of Fund

Wells Fargo California Tax-Free Money Market Trust	0.41	0.93	2.25	2.47

Benchmark

iMoneyNet California State Specific Institutional Money Fund Average[2]	0.31	0.75	2.22	2.49

* Returns for periods of less than one year are not annualized.

YIELD SUMMARY (AS OF SEPTEMBER 30, 2003)

7-Day Current Yield	0.85%

7-Day Compound Yield	0.85%

30-Day Simple Yield	0.74%

30-Day Compound Yield	0.74%

CHARACTERISTICS[3] (AS OF SEPTEMBER 30, 2003)

Average Maturity	50 days

Number of Holdings	111

PORTFOLIO COMPOSITION3 (AS OF SEPTEMBER 30, 2003)

MATURITY DISTRIBUTION3 (AS OF SEPTEMBER 30, 2003)

The Trust is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Trust and are described in the Trust’s Statement of Additional Information. An investment in a Wells Fargo Money Market Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Trusts seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Trust’s yield figures more closely reflect the current earnings of the Trust than the total return figures. The Trust’s Adviser has committed through July 31, 2004, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Trust. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Trust’s 7-day current yield would have been 0.84%. Performance shown for the Wells Fargo California Tax-Free Money Market Trust for periods prior to November 8, 1999, reflects performance of the Stagecoach California Tax-Free Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

2 The iMoneyNet California State Specific Institutional Money Fund Average is an average of California institutional state tax-free and municipal money funds.

3 Portfolio holdings and characteristics are subject to change.

5

WELLS FARGO MONEY MARKET TRUSTS	PERFORMANCE HIGHLIGHTS

WELLS FARGO MONEY MARKET TRUST

INVESTMENT OBJECTIVE

The Wells Fargo Money Market Trust (the Trust) seeks current income and stability of principal.

TRUST MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

9/17/90

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	6-Month*	1-Year	5-Year	10-Year

Wells Fargo Money Market Trust	0.52	1.21	3.94	4.56

Benchmark

iMoneyNet First Tier Institutional Money Fund Average[2]	0.41	0.99	4.02	5.41

*  Returns for periods of less than one year are not annualized.

YIELD SUMMARY (AS OF SEPTEMBER 30, 2003)

7-Day Current Yield	0.93%

7-Day Compound Yield	0.94%

30-Day Simple Yield	0.93%

30-Day Compound Yield	0.93%

CHARACTERISTICS[3] (AS OF SEPTEMBER 30, 2003)

Average Maturity	44 days

Number of Holdings	60

PORTFOLIO COMPOSITION3 (AS OF SEPTEMBER 30, 2003)

MATURITY DISTRIBUTION3 (AS OF SEPTEMBER 30, 2003)

The Trust is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Trust and are described in the Trust’s Statement of Additional Information. An investment in a Wells Fargo Money Market Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Trusts seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Trust’s yield figures more closely reflect the current earnings of the Trust than the total return figures. The Trust’s Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Trust. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Trust’s 7-day current yield would have been 0.93%.

Performance shown for the Wells Fargo Money Market Trust for periods prior to November 8, 1999, reflects performance of the Stagecoach Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

2 The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

3 Portfolio holdings and characteristics are subject to change.

6

PERFORMANCE HIGHLIGHTS	WELLS FARGO MONEY MARKET TRUSTS

WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE

The Wells Fargo National Tax-Free Money Market Trust (the Trust) seeks a high level of income exempt from federal income taxes, while preserving capital and liquidity.

TRUST MANAGERS

Dave Sylvester

Julio Bonilla

INCEPTION DATE

11/10/97

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	6-Month*	1-Year	5-years	Life of Fund

Wells Fargo National Tax-Free Money Market Trust	0.45	1.03	2.55	2.68

Benchmark

iMoneyNet Tax-Free Institutional Money Fund Average[2]	0.33	0.79	2.43	2.61

*  Returns for periods of less than one year are not annualized.

YIELD SUMMARY (AS OF SEPTEMBER 30, 2003)

7-Day Current Yield	0.95%

7-Day Compound Yield	0.96%

30-Day Simple Yield	0.81%

30-Day Compound Yield	0.82%

CHARACTERISTICS3 (AS OF SEPTEMBER 30, 2003)

Weighted Average Maturity	42 days

Number of Holdings	148

PORTFOLIO COMPOSITION3 (AS OF SEPTEMBER 30, 2003)

MATURITY DISTRIBUTION3 (AS OF SEPTEMBER 30, 2003)

The Trust is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Trust and are described in the Trust’s Statement of Additional Information. An investment in a Wells Fargo Money Market Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Trusts seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Trust’s yield figures more closely reflect the current earnings of the Trust than the total return figures. The Trust’s Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Trust. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund’s 7-day current yield would have been 0.95%.

Performance shown for the Wells Fargo National Tax-Free Money Market Trust for the periods prior to November 8, 1999, reflects performance of the Stagecoach National Tax-Free Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

2 The iMoneyNet Tax-Free Institutional Money Fund Average is an average of all national and state tax-free and institutional municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds under six months, put bonds over six months, AMT paper and other tax-free holdings. It is made up of funds in the National Tax-Free Institutional and State Specific Institutional categories.

3 Portfolio holdings and characteristics are subject to change.

7

WELLS FARGO MONEY MARKET TRUSTS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value

Municipal Securities – 99.81%

California – 95.29%

$2,400,000	ABAG Finance Authority For Nonprofit Corporation California Jewish Community Center Project Allied Irish Bank LOC§	1.22%	11/15/2031	$2,400,000

2,000,000	ABAG Finance Authority For Nonprofit Corporations California Housing Revenue Series A Societe Generale LOC§	1.10	07/01/2008	2,000,000

2,240,000	Alameda-Contra Costa CA Schools Financing Authority CTFS Participation Capital Improvements Financing Projects Lease Revenue Series G AMBAC Insured§	1.03	08/01/2024	2,240,000

1,500,000	Alvord CA University School District CTFS Participation Food Services Bridge Funding Program Lease Revenue FSA Insured±	1.05	06/01/2037	1,500,000

2,300,000	Alvord CA University School District Financing Corp CTFS Participation Refinancing Project Lease Revenue KBC Bank NV LOC§	1.10	09/01/2019	2,300,000

4,500,000	Bay Area Toll Authority CA Toll Bridge Revenue San Francisco Bay Area Series B§	1.00	04/01/2029	4,500,000

3,288,000	Buena Park CA MFHR Walden Glen Apartments Project Series A§	1.15	02/15/2033	3,288,000

3,300,000	California Cities Home Ownership Authority Housing Revenue Lease Purchase Program Project Series A Collateralized By FHLMC§	1.10	09/01/2006	3,300,000

2,000,000	California Communities Housing Finance Agency Lease Revenue Series A Collateralized By FHLMC§	1.10	02/01/2007	2,000,000

3,840,000	California Educational Facilities Authority Revenue Art Center Design College Series A Allied Irish Bank PLC LOC§	1.15	12/01/2032	3,840,000

9,500,000	California Educational Facilities Authority Revenue Loyola Maramount University Series B MBIA Insured§	1.10	10/01/2027	9,500,000

3,100,000	California HFA Revenue Home Mortgage Series M§	1.20	08/01/2033	3,100,000

4,210,000	California HFA Revenue Home Mortgage Series R§	1.20	08/01/2032	4,210,000

985,000	California HFA Revenue Home Mortgage Series U§	1.10	02/01/2017	985,000

1,800,000	California HFA Revenue MFHR Series D§	1.23	02/01/2031	1,800,000

1,375,000	California HFA Revenue Series 539R FHA Insured§	1.11	02/01/2005	1,375,000

5,900,000	California HFFA Revenue Adventist Health Systems Series B KBC Bank NV LOC§	1.20	09/01/2025	5,900,000

2,500,000	California HFFA Revenue CTFS Series 26 FSA Insured§	1.08	06/01/2022	2,500,000

4,500,000	California Infrastructure & Economic Development Bank Revenue J Paul Getty Series D§	1.00	04/01/2033	4,500,000

2,000,000	California Infrastructure & Economic Development Bank Series 2002	0.80	11/19/2003	2,000,000

2,575,000	California Infrastructure & Economic Development Bank Series 2002	0.80	12/09/2003	2,575,000

24,000,000	California School Cash Reserve Program Authority Pool Series A	2.00	07/06/2004	24,199,791

6,200,000	California State Department Water Reserve & Power Supply Revenue Series B-4 Bayerische Landesbank LOC§	1.15	05/01/2022	6,200,000

3,400,000	California State Department Water Reserve & Power Supply Revenue Series C-3 AMBAC Insured§	1.05	05/01/2022	3,400,000

3,000,000	California State Department Water Reserve Center Valley Project Revenue Putters Series 127 FGIC Insured§	1.10	12/01/2022	3,000,000

1,500,000	California State Economic Development Financing Authority Industrial Development Revenue Serra Microchassis Project US Bank NA LOC§	1.20	08/01/2027	1,500,000

3,500,000	California State Merlots-B 45 Wachovia Bank Insured§	1.09	10/01/2029	3,500,000

1,400,000	California State Public Works Board Lease Revenue CTFS Series D AMBAC Insured§	1.11	12/01/2019	1,400,000

4,700,000	California State Putters Series 142 FGIC Insured§	1.10	12/01/2029	4,700,000

8,415,000	California State Series C-1 Bank of America NA LOC§	1.10	05/01/2033	8,415,000

4,500,000	California Statewide CDA MFHR Canyon Country Apartments Series M Collaterlized By FHLMC§	1.15	12/01/2034	4,500,000

8,700,000	California Statewide CDA MFHR Concord Green Apartments Series S Collateralized By FHLB§	1.10	06/01/2028	8,700,000

8

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET TRUSTS

CALIFORNIA TAX-FREE MONEY MARKET TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$5,300,000	California Statewide CDA MFHR IAC Project Series W-3 Bank of America NA LOC§	1.10%	04/01/2025	$5,300,000

3,500,000	California Statewide CDA Revenue CTFS Participation House Ear Institute JP Morgan Chase & Company LOC§	1.20	12/01/2018	3,500,000

640,000	California Statewide CDA Revenue Fremont Rideout Health Group Series A AMBAC Insured§	1.15	01/01/2031	640,000

12,000,000	California Statewide CDA Revenue TRAN Series A-1 FSA Insured	2.00	06/30/2004	12,099,357

200,000	Concord CA MFHR Bel Air Apartments Project Series A Bank of America LOC§	1.10	12/01/2016	200,000

8,500,000	Contra Cost County CA MFHR Park Regency Series A State Street B&T Company LOC§	1.04	08/01/2032	8,500,000

12,095,000	Contra Costa County CA Home Mortgage Revenue CTFS Series A§	1.15	12/01/2010	12,095,000

7,100,000	Contra Costa County CA MFHR Lafayette Town Center Apartments Series I Collateralized By FNMA§	1.15	07/15/2032	7,100,000

11,000,000	Contra Costa County CA TRAN Series A	2.50	11/17/2003	11,015,367

6,000,000	Fresno CA Union School District Anticipation Notes	1.10	02/19/2004	6,000,093

1,100,000	Irvine Ranch CA Water District CTFS Participation Capital Improvement Project Landesbank Baden LOC§	1.15	08/01/2016	1,100,000

2,700,000	Irvine Ranch CA Water District State Street B&T Company LOC§	1.15	01/01/2021	2,700,000

5,705,000	Kern CA High School District CTFS Series 14 MBIA Insured§	1.08	02/01/2013	5,705,000

2,000,000	Lancaster CA Redevelopment Agency MFHR 20Th Street Apartments Project Series C Collateralized By FNMA§	1.10	12/01/2026	2,000,000

5,400,000	Livermore CA MFHR Series 1989A Mortgage Remarketed Portola Meadows Project FHLMC Insured§	1.10	05/01/2019	5,400,000

1,580,000	Long Beach CA Harbor Revenue Series 418 FGIC Insured§	1.13	05/15/2020	1,580,000

4,000,000	Los Angeles CA Convention & Exhibition Center Authority Lease Revenue Series C1 AMBAC Insured§	0.97	08/15/2021	4,000,000

2,000,000	Los Angeles CA Convention & Exhibition Center Authority Lease Revenue Series D AMBAC Insured§	0.97	08/15/2021	2,000,000

9,200,000	Los Angeles CA Department of Airports Revenue Series C1 Los Angeles International Airport§	1.05	05/15/2020	9,200,000

5,500,000	Los Angeles CA GO Series A Merrill Lynch Capital Services LOC§	1.11	03/01/2012	5,500,000

2,700,000	Los Angeles CA MFHR Broadway Plaza Project Series L§	1.10	12/01/2034	2,700,000

2,200,000	Los Angeles CA MFHR Loans To Lenders Project Series B FHLB LOC§	1.25	12/01/2026	2,200,000

3,005,000	Los Angeles CA Union School District COP Multiple Properties Project Series B	2.25	10/01/2003	3,005,000

1,700,000	Los Angeles CA Union School District Merlots Series A22§	1.09	07/01/2022	1,700,000

14,500,000	Los Angeles CA Union School District TRAN Series A	2.00	07/01/2004	14,616,151

3,800,000	Los Angeles CA Wastewater System Sewer Revenue Series A FGIC Insured±	1.25	12/01/2031	3,800,000

2,400,000	Los Angeles CA Wastewater System Sewer Revenue Series B FGIC Insured±	1.25	12/01/2031	2,400,000

4,400,000	Los Angeles CA Water & Power Revenue Series 184 FSA Insured§	1.10	07/01/2022	4,400,000

300,000	Los Angeles CA Water & Power Revenue Subseries A-4§	1.05	07/01/2035	300,000

7,500,000	Los Angeles CA Water & Power Revenue Subseries B-3§	1.18	07/01/2034	7,500,000

7,400,000	Los Angeles CA Water & Power Revenue Subseries B-6§	1.20	07/01/2034	7,400,000

3,000,000	Los Angeles County CA Metropolitan Transportation Authority Revenue FSA Insured§	1.11	07/01/2016	3,000,000

10,000,000	Los Angeles County CA Metropolitan Transportation Authority Revenue FSA Insured§	1.11	07/01/2025	10,000,000

2,000,000	Los Angeles County CA MFHR Authority Revenue P Float PT 639§	1.22	10/01/2031	2,000,000

8,230,000	Los Angeles County CA Pension Obligation Series A§	1.00	06/30/2007	8,230,000

5,000	Los Angeles County CA Pension Obligation Series B§	1.01	06/30/2007	5,000

4,200,000	Los Angeles County CA Schools TRAN Series A	1.75	06/30/2004	4,225,759

9

WELLS FARGO MONEY MARKET TRUST	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$1,000,000	Metropolitan Water District Southern CA Waterworks Revenue Merlots A21§	1.09%	07/01/2021	$1,000,000

2,900,000	Metropolitan Water District Southern CA Waterworks Revenue Series B-3§	1.15	07/01/2035	2,900,000

4,400,000	Modesto CA Irrigation District Financing Authority Revenue Series SG66 MBIA Insured§	1.14	10/01/2015	4,400,000

6,250,000	Msr Public Power Agency CA Utility Tax Revenue San Juan Project Series F MBIA Insured§	1.20	07/01/2022	6,250,000

2,000,000	Msr Public Power Agency CA Utility Tax Revenue San Juan Project Series II R 134 MBIA Insured§	1.11	07/01/2013	2,000,000

2,500,000	Newport Beach CA Revenue Hoag Memorial Hospital Series C§	1.23	10/01/2026	2,500,000

1,000,000	Orange County CA Apartment Development Revenue Hidden Hills Project Series C§	1.10	11/01/2009	1,000,000

5,800,000	Orange County CA Apartment Development Revenue Issue G Series 2 FNMA LOC§	1.10	11/15/2028	5,800,000

4,600,000	Orange County CA Apartment Development Revenue Series B Aliso Creek Project FHLMC LOC§	1.05	11/01/2022	4,600,000

2,495,000	Orange County CA Recovery COF Series 128 MBIA Insured§	1.08	07/01/2019	2,495,000

8,230,000	Orange County CA Sanitation Districts COP AMBAC Insured§	1.05	08/01/2013	8,230,000

14,000,000	Palo Alto CA USD Series II R 93§	1.11	08/01/2016	14,000,000

3,900,000	Port of Oakland CA Series D	0.80	10/08/2003	3,900,000

4,500,000	Port of Oakland CA Series D	0.80	10/14/2003	4,500,000

3,600,000	Port of Oakland CA Series D	0.80	10/15/2003	3,600,000

1,600,000	Riverside San Bernadino CA Housing & Finance Agency Lease Revenue Series A Societe Generale LOC§	1.10	07/01/2006	1,600,000

3,000,000	Sacramento County CA HFA MFHR Arlington Creek Apartment Series 1 Collateralized By FNMA§	1.15	05/15/2034	3,000,000

400,000	Sacramento County CA MFHR Suncreek Apartments Project Series A§	1.10	04/01/2026	400,000

3,200,000	Sacramento County CA Sanitation District Financing Authority Revenue Subordinate Lien Sacramento Regulation C Credit Agricole Indosuez LOC§	1.05	12/01/2030	3,200,000

5,870,000	San Mateo County CA TRAN District Sales Tax Revenue Floater PT 1914 FSA Insured§	1.11	12/01/2007	5,870,000

15,000,000	San Diego CA County & School District Revenue Anticipation Notes Series A	1.75	06/30/2004	15,094,241

10,400,000	San Diego CA MFHR Collateralized By FHLMC§	1.13	09/01/2004	10,400,000

1,275,000	San Diego CA Union School District Series PA-804§	1.11	07/01/2022	1,275,000

3,500,000	San Francisco CA City & County Redevelopment Agency MFHR Namiki Apartments Project Series C Citibank NA LOC§	1.10	11/01/2036	3,500,000

6,000,000	San Jose CA MFHR Evans Lane Apartments Project Series H Bank of America NA LOC§	1.10	04/15/2036	6,000,000

2,000,000	San Jose CA MFHR Series A FNMA Insured§	1.12	03/01/2032	2,000,000

7,800,000	San Jose CA Mortgage Revenue Somerset Park Project Collateralized By FHLMC§	1.10	11/01/2017	7,800,000

1,000,000	San Jose CA Redevelopment Agency Tax Allocation CTFS Series 149 MBIA Insured§	1.13	08/01/2027	1,000,000

7,520,000	San Jose CA Redevelopment Agency Tax Allocation ROC RR II-R-201 MBIA Insured§	1.11	08/01/2032	7,520,000

2,000,000	Santa Barbara County CA TRAN Series A	2.00	07/23/2004	2,019,255

8,505,000	Sonoma County CA TRAN	2.50	10/14/2003	8,507,878

9,000,000	South Orange County CA PFA Special Tax Revenue Series 146§	1.10	08/15/2015	9,000,000

9,350,000	Southeast Resource Recovery Facilities Authority Lease Revenue Refunding Bonds Series B§	1.04	12/01/2018	9,350,000

1,105,000	Turlock CA Irrigation District COP Capital Improvement Project Societe Generale LOC§	1.20	01/01/2031	1,105,000

3,200,000	Union City CA MFHR Housing Mission Sierra Series A§	1.10	07/15/2029	3,200,000

1,695,000	University CA Education Facilities Revenue Series 479 MBIA Insured§	1.13	09/01/2022	1,695,000

10

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET TRUSTS

CALIFORNIA TAX-FREE MONEY MARKET TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value

California (continued)

$3,100,000	University CA Education Facilities Revenue Series 480 MBIA Insured§	1.13%	09/01/2022	$3,100,000

2,900,000	Vacaville CA MFHR Quail Run Project Series A§	1.05	07/15/2018	2,900,000

				495,155,892

Other – 3.16%

5,000,000	ABN AMRO Munitops CTFS Tr 1998-20 Munitops Certificates AMBAC Insured§	1.13	07/05/2006	5,000,000

2,680,000	ABN AMRO Munitops CTFS Tr 2000-5 Munitops Certificates FGIC Insured§ª	1.16	05/07/2008	2,680,000

8,743,853	Newman Capital Trust Series 2000-1 Class A§	1.19	04/01/2032	8,743,853

				16,423,853

Puerto Rico – 1.36%

2,500,000	Eagle Tax-Exempt Trust CTF 20015101 Class A (Puerto Rico Commonwealth Infrastructure Financing Authority Series A)§	1.11	10/01/2034	2,500,000

4,575,000	Eagle Tax-Exempt Trust CTF 20025102 Class A (Puerto Rico Commonwealth Highway & Transportation Revenue Series D) FSA Insured§	1.11	07/01/2027	4,575,000

				7,075,000

Total Municipal Securities (Cost $518,654,745)				518,654,745

Total Investments In Securities (Cost $518,654,745)*	99.81%	$518,654,745

Other Assets And Liabilities, Net	0.19	972,577

Total Net Assets	100.00%	$519,627,322

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
ª	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid by the Adviser based on procedures approved by the Board of Trustees.
§	These variable rate securities are subject to a demand feature which reduces the remaining maturity.
±	Variable Rate Securities.

The accompanying notes are an integral part of these financial statements.

11

WELLS FARGO MONEY MARKET TRUSTS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

MONEY MARKET TRUST

Principal	Security Name	Interest Rate		Maturity Date	Value

Certificates of Deposit – 7.16%

$10,000,000	Abbey National Treasury Services plc	1.40%		03/02/2004	$10,000,000

30,000,000	Credit Agricole Indosuez	1.03		10/03/2003	30,000,000

30,000,000	Svenska Handelsbanken	1.18		12/03/2003	29,995,025

10,000,000	Svenska Handelsbanken	1.40		03/02/2004	10,000,000

15,000,000	Unicredito Italiano SPA	1.04		10/17/2003	14,999,584

25,000,000	Unicredito Italiano SPA	1.04		10/20/2003	25,000,000

Total Certificates Of Deposit (Cost $119,994,609)					119,994,609

Commercial Paper – 46.58%

35,000,000	Allied Irish Banks North America Incorporated	1.04	†	12/15/2003	34,924,167

30,000,000	Amstel Funding Corporationª	0.94	†	12/29/2003	29,930,283

35,445,000	Atlantis One Funding Corporationª	1.26	†	10/16/2003	35,426,391

20,000,000	Atlantis One Funding Corporationª	1.06	†	01/27/2004	19,930,511

20,000,000	Banco Bilbao Vizcaya Argentaria Puerto Ricoª	1.25	†	10/01/2003	20,000,000

25,000,000	Beta Finance Incorporatedª	1.11	†	03/15/2004	24,872,042

25,000,000	CC (USA) Incorporatedª	1.05	†	10/27/2003	24,981,042

20,000,000	CDC Commercial Paper Corporationª	1.15	†	10/01/2003	20,000,000

27,000,000	Concord Minuteman Capital Company LLCª	1.28	†	10/08/2003	26,993,280

20,000,000	Concord Minuteman Capital Company LLCª	1.10	†	11/18/2003	19,970,667

25,000,000	Crown Point Capital Company LLCª	1.09	†	11/18/2003	24,963,667

20,000,000	Crown Point Capital Company LLCª	1.12	†	01/16/2004	19,933,422

25,000,000	Govco Incorporatedª	1.07	†	10/03/2003	24,998,514

13,000,000	Governor & Company of The Bank of Irelandª	1.21	†	02/06/2004	12,944,071

50,000,000	HBOs Treasury Services plc	1.04	†	10/02/2003	49,998,562

30,000,000	Holdenby Capital Company LLCª	1.07	†	10/23/2003	29,980,383

17,327,000	Holdenby Capital Company LLCª	1.10	†	10/29/2003	17,312,176

25,000,000	Irish Life & Permanent plcª	1.16	†	02/09/2004	24,894,472

30,000,000	KBC Financial Products International Limitedª	1.08	†	11/12/2003	29,962,200

45,000,000	Lexington Parker Capital Corporationª	1.13	†	02/27/2004	44,789,538

15,000,000	Liquid Funding Limitedª	1.04	†	10/21/2003	14,991,333

35,000,000	Liquid Funding Limitedª	1.08	†	10/27/2003	34,972,700

50,000,000	National Bank of New Zealand International Limitedª	1.04	†	10/07/2003	49,991,333

45,000,000	Nordea North America Incorporated	1.08	†	12/29/2003	44,879,850

23,476,000	Perry Global Funding Limitedª	1.07	†	11/06/2003	23,450,881

38,632,000	Regency Markets Number 1 LLCª	1.10	†	10/24/2003	38,604,850

9,709,000	Transamerica Asset Funding Corporationª	1.08	†	10/21/2003	9,703,175

27,500,000	White Pine Finance LLCª	1.05	†	11/10/2003	27,467,917

Total Commercial Paper (Cost $780,867,427)					780,867,427

Corporate Bonds – 5.97%

50,000,000	ING Security Life Institutional Funding±ª	1.14		10/08/2004	50,000,000

50,000,000	Restructured Asset Securities Enhanced Returns Series 2002-7-MM±ª	1.32		10/25/2004	50,000,000

Total Corporate Bonds (Cost $100,000,000)					100,000,000

12

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET TRUSTS

MONEY MARKET TRUST

Principal	Security Name	Interest Rate		Maturity Date	Value

Discount Notes – Agency – 5.69%

Federal Home Loan Bank – 0.81%

$13,600,000	FHLB	1.25	%†	11/03/2003	$13,584,417

Federal National Mortgage Association – 4.88%

32,112,160	FNMA	1.11	†	01/02/2004	32,020,078

50,000,000	FNMA	1.07	†	01/21/2004	49,833,556

					81,853,634

Total Discount Notes – Agency (Cost $95,438,051)					95,438,051

Fixed Rate Notes – Corporate – 1.49%

15,000,000	Liberty Lighthouse US Capital Companyª	1.40		08/16/2004	14,999,346

10,000,000	Links Finance LLC	2.00		10/10/2003	10,000,000

Total Fixed Rate Notes – Corporate (Cost $24,999,346)					24,999,346

Floating Rate Funding Agreement – 1.19%

20,000,000	Bear Stearns Companies Incorporated±	1.11		04/05/2004	19,998,984

Total Floating Rate Funding Agreement (Cost $19,998,984)					19,998,984

Floating Rate Not – Agency – 2.09%

Federal Home Loan Mortgage Corporation – 2.09%

35,000,000	FHLMC±	1.04		02/04/2005	34,976,518

Total Floating Rate Note – Agency (Cost $34,976,518)					34,976,518

Floating Rate Notes – Corporate – 11.68%

10,000,000	American Express Centurion Bank±	1.12		12/23/2003	10,000,000

25,000,000	Dorada Finance Incorporated±ª	1.08		03/17/2004	24,998,852

16,000,000	John Hancock Global Funding II±ª	1.13		12/10/2003	15,999,718

35,000,000	Liberty Lighthouse US Capital Company±ª	1.10		07/19/2004	34,997,215

25,000,000	Northern Rock plc±ª	1.14		01/16/2004	25,000,000

30,000,000	Northern Rock plc±ª	1.13		02/11/2004	29,874,758

20,000,000	Premium Asset Trust Series 2003-1±ª	1.19		02/28/2004	20,000,000

15,000,000	Strategic Money Market Trust Series 2002-M±ª	1.17		12/15/2003	15,000,000

20,000,000	Tango Finance Corporation±ª	1.12		12/15/2003	20,000,000

Total Floating Rate Notes – Corporate (Cost $195,870,543)					195,870,543

Promissory Notes – 1.01%

7,000,000	Goldman Sachs Group Incorporated±	1.15		07/26/2004	7,000,000

10,000,000	Goldman Sachs Group Incorporated±	1.19		07/26/2004	10,000,000

Total Promissory Notes (Cost $17,000,000)					17,000,000

Repurchase Agreements – 11.35%

70,000,000	Bear Stearns & Company Incorporated – 102% Collateralized by US Government Securities	1.13		10/01/2003	70,000,000

85,193,000	Credit Suisse First Boston – 102% Collaterized by US Government Securities	1.13		10/01/2003	85,193,000

35,000,000	Goldman Sachs Group Incorporated – 102% Collaterized by US Government Securities	1.16		10/01/2003	35,000,000

Total Repurchase Agreements (Cost $190,193,000)					190,193,000

13

WELLS FARGO MONEY MARKET TRUSTS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

MONEY MARKET TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value

Time Deposits – 7.46%

$25,000,000	Banque Nationale de Paris	1.16%	10/01/2003	$25,000,000

50,000,000	ING Bank Brussels	1.18	10/01/2003	50,000,000

50,000,000	Rabobank Nederland Utrecht	1.16	10/01/2003	50,000,000

Total Time Deposits (Cost $125,000,000)				125,000,000

Total Investments In Securities (Cost $1,704,338,478)*	101.67%	$1,704,338,478

Other Assets And Liabilities, Net	(1.67)	(27,965,986)

Total Net Assets	100.00%	$1,676,372,492

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
±	Variable Rate Securities.
†	Yield to Maturity.
ª	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid by the Adviser based on procedures approved by the Board of Trustees.

The accompanying notes are an integral part of these financial statements.

14

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET TRUSTS

NATIONAL TAX-FREE MONEY MARKET TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value

Municipal Securities – 99.78%

Alabama – 0.30%

$1,250,000	Scottsboro AL Water Sewer & Gas Revenue AMBAC Insured§	6.50%	12/01/2014	$1,338,761

Alaska – 2.48%

935,000	Alaska IDA Revenue Providence Medical Office Building Associates Project KBC Bank NV LOC§	0.95	06/01/2010	935,000

10,000,000	Valdez AK Marine Terminal Revenue BP Pipelines Incorporated Project Series B§	1.20	07/01/2037	10,000,000

				10,935,000

Arizona – 1.52%

4,000,000	Arizona School District Tax Anticipation Notes Financing Program CTFS Participation	1.75	07/30/2004	4,024,627

465,000	Maricopa County AZ IDA SFMR§	1.18	09/01/2005	465,000

2,200,000	Salt River Project AZ Agriculture Improvement & Power District Electric System Revenue Salt River Project Series A	5.00	01/01/2004	2,221,445

				6,711,072

California – 3.54%

1,000,000	California Higher Education Loan Authority Incorporated Student Loan Revenue Series A State Street B&T Company LOC	1.05	07/01/2005	1,000,000

500,000	Metropolitan Water District Southern CA Waterworks Revenue Series B-3§	0.80	07/01/2035	500,000

11,000,000	San Bernardino County CA TRAN	1.50	07/01/2004	11,057,151

2,550,000	Southeast Resource Recovery Facilities Authority Lease Revenue Refunding Bonds Series B§	1.04	12/01/2018	2,550,000

500,000	Vacaville CA MFHR Quail Run Project Series A§	1.05	07/15/2018	500,000

				15,607,151

Colorado – 1.43%

2,000,000	Arvada County CO Water Enterprises Revenue FSA Insured§	1.15	11/01/2020	2,000,000

4,300,000	Boulder County CO MFHR Cloverbasin Village Apartments Project§	1.80	12/25/2031	4,300,000

				6,300,000

Florida – 2.95%

6,200,000	Alachua County FL Health Facilities Authority Oak Hammock University of Florida Project Series A§	1.20	10/01/2032	6,200,000

525,000	Escambia County FL HFA SFMR CTFS Series B§	1.15	10/01/2009	525,000

2,300,000	Escambia County FL HFA SFMR CTFS Series C§	1.20	10/01/2032	2,300,000

2,950,000	Orange County FL IDA Industrial Development Revenue Central Florida YMCA Project Series A Bank of America NA LOC§	1.15	05/01/2027	2,950,000

1,000,000	Orlando FL Utilities Commission Water and Electric Revenue Series B	5.25	10/01/2023	1,010,000

				12,985,000

Georgia – 7.56%

3,000,000	Cobb County GA Tax Anticipated Notes	1.50	12/31/2003	3,003,476

4,600,000	Georgia Local Government CTFS Participation Series K§	1.18	06/01/2028	4,600,000

12,100,000	Georgia Municipal Gas Authority Gas Revenue Gas Portfolio II Project C Wachovia Bank LOC§	1.10	01/01/2008	12,100,000

5,600,000	Gwinnett County GA Development Authority Revenue Civic & Cultural Center Project Landesbank Hessen LOC§	1.05	09/01/2031	5,600,000

15

WELLS FARGO MONEY MARKET TRUSTS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value

Georgia (continued)

$8,000,000	Gwinnett County GA School District Construction Sales Tax Notes	2.00%	12/29/2003	$8,017,768

				33,321,244

Hawaii – 1.04%

1,800,000	Honolulu HI City & County Tax Revenue Series B FGIC Insured	6.13	06/01/2004	1,907,014

2,700,000	Honolulu HI City & County Tax Revenue Series C FGIC Insured§	1.30	12/05/2008	2,700,000

				4,607,014

Idaho – 2.26%

1,900,000	Idaho Housing & Financial Assistance Housing Revenue Balmoral Apartments II Development Project US Bank NA LOC§	1.25	04/01/2033	1,900,000

8,000,000	Idaho State Tax Anticipation Notes	2.00	06/30/2004	8,071,025

				9,971,025

Illinois – 11.27%

2,300,000	Chicago IL Sales Tax Revenue Series SG 131 FGIC Insured§	1.13	01/01/2027	2,300,000

3,000,000	Chicago IL SFMR Floats PT 290 Collateralized By GNMA FNMA FHLMC§	1.18	09/01/2010	3,000,000

1,300,000	Chicago IL Skyway Toll Bridge Revenue§	6.75	01/01/2017	1,343,825

1,000,000	Cook County IL High School District No 205 Thornton Township Series B FSA Insured	2.60	12/01/2003	1,002,067

1,000,000	Eagle Tax-Exempt Trust CTF 20021304 Class A (Illinois State) FGIC Insured§	1.15	02/01/2027	1,000,000

5,500,000	Eagle Tax-Exempt Trust CTF 20021306 Class A (Chicago IL Park District Series D) FGIC Insured§	1.15	01/01/2029	5,500,000

1,700,000	Elgin IL Industrial Development Revenue Gemini Mouldings Project Lasalle Bank NA LOC§	1.18	12/01/2028	1,700,000

2,720,000	Elgin IL Industrial Development Revenue Nelson Graphic Incorporated Project Lasalle Bank NA LOC§	1.18	05/01/2020	2,720,000

1,900,000	Elmhurst IL Industrial Development Revenue John Sakash Company Incorporated Project Lasalle Bank NA LOC§	1.18	02/01/2025	1,900,000

849,000	Illinois Development Finance Authority Revenue Uhlich Childrens Home Project American National B&T LOC§	1.10	06/01/2015	849,000

2,800,000	Illinois Educational Facilities Authority Revenue Newberry Library Northern Trust Company LOC§	1.10	03/01/2028	2,800,000

200,000	Illinois Educational Facilities Authority Revenue St Xavier University Project Series A Lasalle Bank NA LOC§	1.13	10/01/2032	200,000

1,000,000	Illinois Health Facilities Authority Revenue Illinois Masonic Medical Center§	5.50	10/01/2019	1,020,000

400,000	Illinois Health Facilities Authority Revenue Memorial Medical Center Series C Kredietbank NV LOC§	1.10	01/01/2016	400,000

12,300,000	Illinois Health Facilities Authority Revenue Northwestern Memorial Hospital§	1.20	08/15/2025	12,300,000

2,400,000	Illinois Health Facilities Authority Revenue Northwestern Memorial Hospital Series B Westdeutsche Landesbank LOC§	1.20	08/15/2009	2,400,000

2,500,000	Illinois Health Facilities Authority Revenue Northwestern Memorial Hospital Series C Westdeutsche Landesbank LOC§	1.20	08/15/2032	2,500,000

3,000,000	Illinois Health Facilities Authority Revenue Silver Cross Hospital & Medical Series A Fifth Third Bank LOC§	1.14	08/15/2026	3,000,000

1,300,000	Illinois State CTFS Series G§	1.16	05/01/2015	1,300,000

200,000	Illinois State Sales Tax Revenue Municipal Trust Receipts Series SG-9§	1.13	06/15/2019	200,000

2,235,000	Will County IL School District #122New Lenox GO Series II-R-114 FGIC Insured§	1.15	11/01/2020	2,235,000

				49,669,892

16

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET TRUSTS

NATIONAL TAX-FREE MONEY MARKET TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value

Indiana – 6.05%

$1,245,000	Indiana HFFA Revenue Fayette Memorial Hospital Association Series A US Bank NA LOC§	1.25%	10/01/2032	$1,245,000

5,000,000	Indiana Hospital Equipment Financing Authority Revenue Series A MBIA Insured§	1.05	12/01/2015	5,000,000

1,000,000	Indiana Secondary Market Educational Loans Incorporated Student Loan Revenue Series B AMBAC Insured§	1.10	12/01/2013	1,000,000

1,800,000	Indiana State Educational Facilities Authority Revenue St Mary Project Bank One Indiana NA LOC§	1.15	02/15/2026	1,800,000

10,000,000	Indiana State Office Building Commission Facilities Revenue Merlots Series B17 MBIA Insured§	1.15	07/01/2023	10,000,000

4,500,000	Indiana Transportation Finance Authority Toll Road Lease Revenue Roc Series II-R-105 AMBAC Insured§	1.15	07/01/2012	4,500,000

3,100,000	Whiting IN Environmental Facilities Revenue BP Products Project Series C§	1.25	07/01/2034	3,100,000

				26,645,000

Iowa – 0.46%

2,000,000	Iowa State School Cash Anticipation Program Iowa School Corporations CTFS Series B FSA Insured	2.25	01/30/2004	2,007,683

Kentucky – 0.30%

1,265,000	Louisville & Jefferson County KY Metropolitan Sewer District Sewer and Drain System Series A	9.00	05/15/2004	1,326,240

Louisiana – 3.41%

1,225,000	Jefferson Parish LA Home Mortgage Authority Floats PT 229 Collateralized By GNMA FNMA§	1.18	06/01/2007	1,225,000

2,300,000	Plaquemines LA Port Harbor & Terminal District Port Facilities Revenue International Marine Term Project Series B Kreditbank NV LOC§	1.10	03/15/2006	2,300,000

4,500,000	Plaquemines LA Port Harbor & Terminal District Port Facilities Revenue International Marine Terminal Project Series A Kredietbank NV LOC§	1.10	03/15/2006	4,500,000

7,000,000	Plaquemines Parish LA Environmental Revenue BP Exploration & Oil Inc Project§	1.25	10/01/2024	7,000,000

				15,025,000

Maine – 1.12%

4,900,000	Maine State Tax Anticipation Notes	1.75	06/30/2004	4,934,414

Massachusetts – 0.35%

1,525,000	Massachusetts State Central Artery Series A§	1.20	12/01/2030	1,525,000

Michigan – 3.71%

2,265,000	Detroit MI Sewer Disposal Revenue Merlots Series B41 FSA Insured§	0.85	07/01/2026	2,265,000

3,095,000	Detroit MI Sewer Disposal Revenue Series II-R-103 FGIC Insured§	1.15	07/01/2026	3,095,000

2,540,000	Lake Orion MI Community School District GO Series 11-R-27 AMBAC Insured§	1.15	05/01/2012	2,540,000

2,195,000	Michigan Higher Education Student Loan Authority Revenue Putters Series 238§	1.17	06/01/2019	2,195,000

3,950,000	Michigan State Strategic Fund Limited Obligation Revenue Detroit Symphony Project Series B Michigan National Bank LOC§	1.20	06/01/2031	3,950,000

2,300,000	Michigan State Strategic Funding Limited Obligation Revenue Consumers Power Company Project Series A§	1.20	06/15/2010	2,300,000

				16,345,000

Minnesota – 4.57%

745,000	Arden Hills MN Housing & Healthcare Facilities Revenue Presbyterian Homes Series B US Bank NA LOC§	1.25	09/01/2029	745,000

17

WELLS FARGO MONEY MARKET TRUSTS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value

Minnesota (continued)

$25,000	Burnsville MN MFHR Berkshire Project Series A Collateralized By FNMA§	1.10%	07/15/2030	$25,000

250,000	Crystal MN MFHR Crystal Apartments Project Collateralized By FHLB§	1.05	05/01/2027	250,000

600,000	Dakota County MN Housing & Redevelopment Authority MFHR PT 484 Collateralized By FHLMC§	1.14	12/01/2022	600,000

660,000	Duluth MN Economic Development Authority Health Care Facilities Revenue Miller-Dwan Medical Center Project US Bank NA LOC§	1.25	06/01/2019	660,000

1,800,000	Edina MN MFHR Edina Park Plaza Collateralized By FHLMC§	1.05	12/01/2029	1,800,000

550,000	Minnesota Public Facilities Authority Water PCR Merlots 2003-B06§	1.15	03/01/2021	550,000

1,000,000	Minnesota Rural Water Finance Authority Series B	2.38	12/15/2003	1,002,083

6,805,000	Minnesota State Higher Education Facilities Authority Revenue St Thomas University Series 5L§	1.07	04/01/2027	6,805,000

1,140,000	Rochester MN MFHR§	1.22	07/15/2031	1,140,000

500,000	St Paul MN Housing & Redevelopment Authority District Heating Revenue Series A§	1.05	12/01/2012	500,000

1,385,000	St Paul MN Housing & Redevelopment Authority Revenue Minnesota Public Radio Project Allied Irish Bank PLC LOC§	1.25	05/01/2022	1,385,000

475,000	St Paul MN Port Authority District Cooling Revenue Series M Dexia Bank LOC§	1.25	03/01/2021	475,000

200,000	St Paul MN Port Authority District Cooling Revenue Series R Dexia Credit Local de France LOC§	1.30	03/01/2022	200,000

4,010,000	St Paul MN Port Authority Tax Increment Revenue Westgate Office & Industrial Center Project US Bank Trust NA LOC§	1.10	02/01/2015	4,010,000

				20,147,083

Mississippi – 1.64%

5,200,000	Jackson County MS Port Facility Revenue Chevron USA Incorporated Project§	1.20	06/01/2023	5,200,000

340,000	Mississippi Home Corporation SFMR Series 146 GNMA FNMA Insured§	1.18	11/01/2029	340,000

1,700,000	Mississippi Hospital Equipment & Facilities Authority Revenue North Misssssippi Health Services Series 1§	1.05	05/15/2030	1,700,000

				7,240,000

Montana – 0.98%

1,500,000	Montana State Board of Investments Municipal Finance Construction Act-Intercap Program§	1.35	03/01/2009	1,500,000

1,325,000	Montana State Board of Investments Municipal Finance Construction-Intercap Program§	1.35	03/01/2005	1,325,000

1,500,000	Montana State Board of Investments Municipal Finance Construction-Intercap Program§	1.35	03/01/2010	1,500,000

				4,325,000

Nebraska – 0.57%

2,500,000	Nebraska Educational Finance Authority Revenue Creighton University Project§	1.20	03/01/2033	2,500,000

Nevada – 0.29%

1,300,000	Clark County NV Roc Rr Series II-R-1035 MBIA Insured§	1.15	06/01/2021	1,300,000

North Carolina – 0.94%

4,130,000	University of North Carolina Hospital Chapel Hill Revenue Series B§	1.22	02/15/2031	4,130,000

North Dakota – 1.14%

5,000,000	North Dakota Rural Water Financial Corporation	2.50	11/01/2003	5,003,765

18

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET TRUSTS

NATIONAL TAX-FREE MONEY MARKET TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value

Ohio – 2.16%

$2,000,000	Hamilton County OH Hospital Facilities Revenue Elizabeth Gamble Series B JP Morgan Chase & Company LOC§	1.10%	06/01/2027	$2,000,000

1,000,000	Ohio State Building Authority Adult Correctional Building Fund Series A MBIA Insured§	5.75	10/01/2005	1,020,000

6,495,000	Sunamerica Trust Variable State§	1.19	07/01/2041	6,495,000

				9,515,000

Oregon – 0.62%

500,000	Deschutes County OR Series A FSA Insured	5.00	06/15/2004	514,526

1,250,000	Gilliam County OR Solid Waste Disposal Revenue Waste Management Incorporated Project JP Morgan Chase Bank LOC§	1.15	07/01/2027	1,250,000

949,500	Portland TN Health & Education Facilities Board Hospital Revenue Series 322§	1.23	11/15/2014	949,500

				2,714,026

Other – 3.40%

3,733,920	MBIA Capital Corporation Global Funding MBIA Insured§	1.23	01/14/2016	3,733,920

2,000,000	Munimae Trust Collaterized By FHLMC§	1.22	12/19/2005	2,000,000

1,000,000	Newman Capital Trust Series 2001-2 Class A§	1.24	04/11/2033	1,000,000

718,258	Pitney Bowes Credit Corporation Leasetops Tr Revenue Series 2002-1	1.44	07/19/2006	718,258

1,550,000	Roaring Fork Municipal Products Limited Liability Corporation Series 2000-14 Class A§	1.19	06/01/2005	1,550,000

5,490,000	Roaring Fork Municipal Products Limited Liability Corporation Series 2002-5 Class A§	1.19	11/01/2034	5,490,000

506,195	Roaring Fork Municipal Products Limited Liability Corporation Series 2002-6 Class A§	1.19	06/01/2034	506,195

				14,998,373

Pennsylvania – 2.18%

9,600,000	Pennsylvania State Higher Education Assistance Agency Student Loan Revenue Series A AMBAC Insured§	1.05	12/01/2025	9,600,000

Rhode Island – 0.91%

3,995,000	Rhode Island Refunding Board Authority State Public Projects Revenue§	1.13	08/01/2005	3,995,000

South Carolina – 2.91%

11,300,000	Charleston County SC School District Anticipated Notes	2.00	02/25/2004	11,340,478

1,465,000	Eagle Tax-Exempt Trust CTF 20004001 Class A (South Carolina State Public Service Authority Revenue Series A) MBIA Insured§	1.15	01/01/2022	1,465,000

				12,805,478

Tennessee – 4.81%

1,925,000	Clarksville TN Public Building Authority Revenue Pooled Financing Tennessee Municipal Bond Funding Bank of America NA LOC§	1.22	07/01/2031	1,925,000

5,900,000	Clarksville TN Public Building Authority Revenue Pooled Financing Tennessee Municipal Bond Funding Bank of America NA LOC§	1.22	01/01/2033	5,900,000

2,000,000	Eagle Tax-Exempt Trust CTF 20004202 Class A (Chattanooga TN Industrial Development Board Lease Rent Revenue) AMBAC Insured§	1.15	10/01/2027	2,000,000

7,400,000	Jackson TN Energy Authority Wastewater System Revenue FSA Insured§	1.10	12/01/2022	7,400,000

3,200,000	Montgomery County TN Public Building Authority Pooled Financing Revenue Tennessee County Loan Pool§	1.22	04/01/2032	3,200,000

19

WELLS FARGO MONEY MARKET TRUSTS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

NATIONAL TAX-FREE MONEY MARKET TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value

Tennessee (continued)

$780,000	Tennessee Housing Development Agency Series H§	1.21%	01/01/2021	$780,000

				21,205,000

Texas – 8.95%

1,800,000	Austin TX Utility Systems Revenue Series A MBIA Insured	5.50	11/15/2003	1,809,583

970,000	Brownsville TX Utility Systems Revenue Series A MBIA Insured§	1.05	09/01/2027	970,000

4,100,000	Eagle Tax-Exempt Trust CTF 20024301 Class A (Ector County TX Independent School District) PSFG Insured§	1.15	08/15/2021	4,100,000

9,232,500	Harris County TX Health Facilities Development Corporation Revenue Floater CTFS Series 357 MBIA Insured§	1.14	07/01/2029	9,232,500

2,770,000	Harris County TX Houston Sports Authority Special Revenue Jr Lien Rodeo Series C MBIA Insured§	1.10	11/15/2030	2,770,000

4,245,000	Houston TX Independent School District CTFS Series 462 PSFG Insured§	1.14	02/15/2026	4,245,000

1,000,000	North Central TX Health Facilities Development Corporation Revenue Dallas Jewish Community Foundation Allied Irish Bank plc LOC§	1.12	12/01/2030	1,000,000

3,495,000	North Texas Highway Authority Dallas North Highway System Revenue§	1.15	01/01/2016	3,495,000

2,500,000	Pasadena TX Independent School District	2.25	02/15/2004	2,510,227

1,060,000	Polly Ryon Hospital Authority TX Polly Ryon Memorial Hospital JP Morgan Chase & Company LLC§	1.10	11/01/2026	1,060,000

2,100,000	Texas A & M University Notes Series 3 A2	1.25	01/27/2004	2,101,873

2,100,000	Texas A & M University Notes Series 3 A2	1.25	01/29/2004	2,101,900

4,000,000	Texas State TRAN	2.00	08/31/2004	4,030,776

				39,426,859

Utah – 2.81%

10,200,000	Utah State Board of Regents Student Loan Revenue Series 1997R AMBAC Insured§	1.10	11/01/2031	10,200,000

2,200,000	Utah Transportation Authority Sales Tax Revenue Series B Bayerishe Landesbank LOC§	1.05	09/01/2032	2,200,000

				12,400,000

Virginia – 1.65%

5,200,000	Loudoun County VA IDA Howard Hughes Medical Project Series A§	0.80	02/15/2038	5,200,000

1,000,000	Virginia Beach VA GO	5.00	07/15/2004	1,032,623

1,000,000	Virginia State Transportation Board Transportation Contract Revenue Northern Virginia Transportation District Project Series A§	6.25	05/15/2017	1,057,151

				7,289,774

Washington – 4.81%

4,640,000	Energy Northwest Washington Electric Revenue Floats PA 846 FSA Insured§	1.14	01/01/2010	4,640,000

2,600,000	Everett WA Bank of America NA LOC§	1.15	12/01/2021	2,600,000

1,075,000	Snohomish County WA School District School Board Guaranty LOC	5.25	12/01/2003	1,082,484

4,920,000	Washington State Economic Development Financing Authority Revenue Pioneer Human Services Project H§	1.25	09/01/2018	4,920,000

1,600,000	Washington State Housing Finance Community MFHR Country Club Apartments Series A US Bank NA LOC§	1.30	08/01/2032	1,600,000

3,550,000	Washington State Housing Finance Community MFHR Summer Ridge Apartments Project Series A US Bank NA LOC§	1.30	12/01/2029	3,550,000

1,800,000	Washington State Housing Finance Community Nonprofit Revenue Tacoma Art Museum Project Northern Trust Company LOC§	1.25	06/01/2032	1,800,000

20

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET TRUSTS

NATIONAL TAX-FREE MONEY MARKET TRUST

Principal	Security Name	Interest Rate	Maturity Date	Value

$1,000,000	Yakima County WA Public Corporation Revenue Valley Processing Project Bank of America NA LOC§	1.20%	02/01/2015	$1,000,000

				21,192,484

Wisconsin – 4.69%

6,500,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue Series I FSA Insured§	1.10	09/01/2032	6,500,000

4,965,000	Wisconsin Housing & Economic Development Authority Housing Revenue Series F§	1.14	11/01/2033	4,965,000

2,400,000	Wisconsin State Health & Educational Facilities Authority Revenue Alverno College Project§	1.25	11/01/2017	2,400,000

2,100,000	Wisconsin State Health & Educational Facilities Authority Revenue Gundersen Lutheran Series B§	1.20	12/01/2029	2,100,000

4,700,000	Wisconsin State Health & Educational Facilities Authority Revenue Prohealth Incorporated Series B§	1.20	08/15/2030	4,700,000

				20,665,000

Total Municipal Securities (Cost $439,707,338)				439,707,338

Total Investments In Securities (Cost $439,707,338)*	99.78%	$439,707,338

Other Assets and Liabilities, Net	0.22	980,450

Total Net Assets	100.00%	$440,687,788

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
§	These variable rate securities are subject to a demand feature which reduces the remaining maturity.

The accompanying notes are an integral part of these financial statements.

21

WELLS FARGO MONEY MARKET TRUSTS	STATEMENTS OF ASSETS AND LIABILITIES — SEPTEMBER 30, 2003 (UNAUDITED)

	California Tax-Free Money Market Trust	Money Market Trust	National Tax-Free Money Market Trust

ASSETS

INVESTMENTS:
In securities, at amortized cost	$518,654,745	$1,514,145,478	$439,707,338
Repurchase Agreements, at cost	0	190,193,000	0

TOTAL IN SECURITIES, AT MARKET VALUE	$518,654,745	$1,704,338,478	$439,707,338

Cash	127,922	50,159	78,437
Receivable for dividends and interest and other receivables	1,484,823	997,982	1,395,424
Receivable for investments sold	0	4,900,000	0

TOTAL ASSETS	520,267,490	1,710,286,619	441,181,199

LIABILITIES
Payable for investment purchased	0	32,020,078	0
Dividends Payable	383,949	1,246,302	325,582
Payable for investment adviser and affiliates (Note 3)	93,079	270,207	69,404
Payable to other related parties (1)	1,741	2,557	1,619
Accrued expenses and other liabilities	161,399	374,983	96,806

TOTAL LIABILITIES	640,168	33,914,127	493,411

TOTAL NET ASSETS	$519,627,322	$1,676,372,492	$440,687,788

NET ASSETS CONSIST OF:

Paid-in capital	$519,609,102	$1,676,237,164	$440,690,961
Undistributed (overdistributed) net investment income	0	0	182
Undistributed net realized gain (loss) on investments	18,220	135,328	(3,355)

TOTAL NET ASSETS	$519,627,322	$1,676,372,492	$440,687,788

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

Net assets	$519,627,322	$1,676,372,492	$440,687,788
Shares outstanding	519,596,430	1,676,315,484	440,684,400
Net asset value and offering price per share	$1.00	$1.00	$1.00

(1)	Other related parties include the Funds’ trustees and distributor.

The	accompanying notes are an integral part of these financial statements.

22

STATEMENTS OF OPERATIONS — FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET TRUSTS

	California Tax-Free Money Market Trust	Money Market Trust	National Tax-Free Money Market Trust

INVESTMENT INCOME
Interest	$3,837,351	$10,594,990	$3,098,432

TOTAL INVESTMENT INCOME	3,837,351	10,594,990	3,098,432

NET EXPENSES
Administration fees	636,567	1,465,651	476,259
Custody	74,890	172,430	56,030
Portfolio accounting fees	31,370	59,169	25,995
Legal and audit fees	16,992	17,493	16,992
Registration fees	12,302	60,855	21,423
Directors’ fees	3,195	3,195	3,195
Shareholder reports	13,639	26,953	7,332
Other	6,974	11,171	4,274

TOTAL EXPENSES	795,929	1,816,917	611,500

LESS:
Waived fees and reimbursed expenses (Note 3)	(43,038)	(93,256)	(48,076)
Net expenses	752,891	1,723,661	563,424

NET INVESTMENT INCOME	3,084,460	8,871,329	2,535,008

Net Realized Gain (Loss) from Investments	(6,008)	(2,491)	(15,465)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,078,452	$8,868,838	$2,519,543

The accompanying notes are an integral part of these financial statements.

23

WELLS FARGO MONEY MARKET TRUSTS	STATEMENTS OF CHANGES IN NET ASSETS

	CALIFORNIA TAX-FREE MONEY MARKET TRUST
	(Unaudited) For the Six Months Ended September 30, 2003	For the Year Ended March 31, 2003

INCREASE IN NET ASSETS
Beginning net assets	$830,713,076	$852,775,197

OPERATIONS:
Net investment income	3,084,460	9,805,790
Net realized gain (loss) on sale of investments	(6,008)	55,520

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,078,452	9,861,310

Distributions to shareholders:
From net investment income	(3,084,460)	(9,805,790)
From net realized gain on sales of investments	0	(10,633)

Capital shares transactions:
Proceeds from shares sold	932,994,088	2,130,059,731
Reinvestment of dividends	87,080	277,634
Cost of shares redeemed	(1,244,160,914)	(2,152,444,373)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(311,079,746)	(22,107,008)

NET INCREASE (DECREASE) IN NET ASSETS	(311,085,754)	(22,062,121)

NET ASSETS:

ENDING NET ASSETS	$519,627,322	$830,713,076

Shares Issued and Redeemed:
Shares sold	932,994,089	2,130,059,223
Shares issued in reinvestment of dividends	87,080	277,634
Shares redeemed	(1,244,160,915)	(2,152,444,373)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING	(311,079,746)	(22,107,516)

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME	$0	$0

The accompanying notes are an integral part of these financial statements.

24

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO MONEY MARKET TRUSTS

MONEY MARKET TRUST		NATIONAL TAX-FREE MONEY MARKET TRUST
(Unaudited) For the Six Months Ended September 30, 2003	For the Year Ended March 31, 2003	(Unaudited) For the Six Months Ended September 30, 2003	For the Year Ended March 31, 2003

$1,823,970,186	$1,776,434,967	$507,048,487	$627,773,130

8,871,329	31,522,703	2,535,008	6,969,507
(2,491)	137,819	(15,465)	22,859

8,868,838	31,660,522	2,519,543	6,992,366

(8,871,333)	(31,522,700)	(2,535,008)	(6,969,510)
0	0	0	(6,237)

9,467,813,746	6,903,556,870	1,306,947,794	2,324,454,720
26	34	21,408	48,612
(9,615,408,971)	(6,856,159,507)	(1,373,314,436)	(2,445,244,594)

(147,595,199)	47,397,397	(66,345,234)	(120,741,262)

(147,597,694)	47,535,219	(66,360,699)	(120,724,643)

$1,676,372,492	$1,823,970,186	$440,687,788	$507,048,487

9,467,813,742	6,903,558,473	1,306,947,794	2,324,455,859
26	34	21,408	48,612
(9,615,408,971)	(6,856,159,506)	(1,373,314,437)	(2,445,244,594)

(147,595,203)	47,399,001	(66,345,235)	(120,740,123)

$0	$4	$182	$182

25

WELLS FARGO MONEY MARKET TRUSTS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income	Dividends From Net Investment Income	Ending Net Asset Value Per Share

CALIFORNIA TAX-FREE MONEY MARKET TRUST
April 1, 2003 to September 30, 2003 (Unaudited)	$1.00	0.00	0.00	$1.00
April 1, 2002 to March 31, 2003	$1.00	0.01	(0.01)	$1.00
April 1, 2001 to March 31, 2002	$1.00	0.02	(0.02)	$1.00
April 1, 2000 to March 31, 2001	$1.00	0.03	(0.03)	$1.00
April 1, 1999 to March 31, 2000	$1.00	0.03	(0.03)	$1.00
April 1, 1998 to March 31, 1999	$1.00	0.03	(0.03)	$1.00

MONEY MARKET TRUST

April 1, 2003 to September 30, 2003 (Unaudited)	$1.00	0.01	(0.01)	$1.00
April 1, 2002 to March 31, 2003	$1.00	0.02	(0.02)	$1.00
April 1, 2001 to March 31, 2002	$1.00	0.03	(0.03)	$1.00
April 1, 2000 to March 31, 2001	$1.00	0.06	(0.06)	$1.00
April 1, 1999 to March 31, 2000	$1.00	0.05	(0.05)	$1.00
April 1, 1998 to March 31, 1999	$1.00	0.05	(0.05)	$1.00

NATIONAL TAX-FREE MONEY MARKET TRUST

April 1, 2003 to September 30, 2003 (Unaudited)	$1.00	0.00	0.00	$1.00
April 1, 2002 to March 31, 2003	$1.00	0.01	(0.01)	$1.00
April 1, 2001 to March 31, 2002	$1.00	0.02	(0.02)	$1.00
April 1, 2000 to March 31, 2001	$1.00	0.04	(0.04)	$1.00
April 1, 1999 to March 31, 2000	$1.00	0.03	(0.03)	$1.00
April 1, 1998 to March 31, 1999	$1.00	0.03	(0.03)	$1.00

(1)	During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2)	Total return calculations for less than one year are not annualized and would have been lower had certain expenses not been waived or reimbursed during the periods shown.

The accompanying notes are an integral part of these financial statements.

26

FINANCIAL HIGHLIGHTS	WELLS FARGO MONEY MARKET TRUSTS

Ratio to Average Net Assets (Annualized)(1)			Total Return(2)	Net Assets at End of Period (000’s omitted)
Net Investment Income	Net Expenses	Gross Expenses

0.82%	0.20%	0.21%	0.41%	$519,627
1.16%	0.20%	0.24%	1.18%	$830,713
1.92%	0.20%	0.25%	2.01%	$852,775
3.33%	0.20%	0.23%	3.41%	$590,286
2.89%	0.20%	0.67%	2.93%	$540,704
2.91%	0.20%	0.91%	2.93%	$549,289

1.03%	0.20%	0.21%	0.52%	$1,676,372
1.56%	0.20%	0.23%	1.58%	$1,823,970
3.02%	0.20%	0.22%	3.27%	$1,776,435
6.20%	0.20%	0.22%	6.44%	$1,161,092
5.35%	0.20%	0.48%	5.43%	$713,278
5.20%	0.20%	0.61%	5.35%	$471,923

0.90%	0.20%	0.22%	0.45%	$440,688
1.28%	0.20%	0.22%	1.30%	$507,048
2.08%	0.20%	0.24%	2.25%	$627,773
3.89%	0.20%	0.25%	4.01%	$339,791
3.27%	0.20%	0.52%	3.30%	$269,943
3.09%	0.20%	0.68%	3.16%	$233,546

27

WELLS FARGO MONEY MARKET TRUSTS	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 68 separate series. These financial statements present the Money Market Trust and National Tax-Free Money Market Trust, diversified series of the Trust, and the California Tax-Free Money Market Trust, a non-diversified series of the Trust (each, a “Fund”, collectively, the “Funds”).

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed by the Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITIES TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

REPURCHASE AGREEMENTS

The Money Market Trust may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Fund’s custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Fund are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code (the “Code”), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially

28

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	WELLS FARGO MONEY MARKET TRUSTS

all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2003.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect and wholly-owned subsidiary of Wells Fargo & Company serves as adviser to the Funds and is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser. Pursuant to the advisory contract, Funds Management has agreed to provide the Funds with daily portfolio management. Funds Management does not receive a fee for providing those services.

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, acts as investment sub-adviser to the Funds and is responsible for the day-to-day portfolio management of the Funds. Wells Capital Management does not receive a fee for the services it provides as sub-adviser.

Through February 28, 2003, the Trust had entered into an Administration Agreement with Funds Management on behalf of the Funds. Under the Administration Agreement, Funds Management acted as administrator to the Funds and was entitled to receive, on a monthly basis, fees at the annual rate of 0.15% of each Fund’s average daily net assets.

The Trust had also entered into an agreement with Boston Financial Data Services, Inc. (“BFDS”) as the transfer agent for the Trust. Under the agreement, BFDS was entitled to receive from the Funds a per-account fee plus transaction fees, certain out-of-pocket costs and a complex based fee.

Effective March 1, 2003, the Trust has entered into a new Administration Agreement with Funds Management on behalf of the Funds. Under this Agreement, for providing administrative services, which now includes paying the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive an annual fee of 0.17% of the average daily net assets of a Fund.

Funds Management has committed to reimburse each Fund for some of its operating expenses or to waive a portion of the fees payable to it in order to maintain a certain operating expense ratio. Funds Management has committed through July 31, 2004 to maintain the current net operating expense ratio for each Fund. Actual reimbursements and waivers can have a positive effect on performance information. For the six months ended September 30, 2003, Funds Management waived a portion of each Fund’s expenses as follows: first from advisory fees, and then any remaining amounts consecutively from administration, custody and shareholder servicing fees collected. Expense waiver information is included in the Funds’ Statement of Operations.

Effective the first quarter of 2003, PFPC Inc. (“PFPC”) serves as fund accountant for the Funds. For these services, PFPC is entitled to receive an annual asset based fund complex fee, an annual fee of $20,000 from each Fund and is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC, Forum Accounting Services, LLC served as fund accountant and was entitled to receive a fixed monthly fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, plus out-of-pocket expenses.

In addition, the Trust has entered into a contract on behalf of the Funds with Wells Fargo Bank Minnesota, N.A. (“Wells Fargo Bank, MN”), whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contract, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

29

WELLS FARGO MONEY MARKET TRUSTS	BOARD OF TRUSTEES

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (“Trustees”) of the Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 92 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex”). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 20th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

Name and Age	Position held and length of service***	Principal occupations during past five years	Other Directorships
Robert C. Brown 72	Trustee since 1992	Retired. Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation until February 1999.	None

J. Tucker Morse 59	Trustee since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	None

NON-INTERESTED TRUSTEES
Name and Age	Position held and length of service***	Principal occupations during past five years	Other Directorships
Thomas S. Goho 61	Trustee since 1987	Wake Forest University, Calloway School of Business and Accountancy, Benson-Pruitt Professorship since 1999, Associate Professor of Finance 1994-1999.	None

Peter G. Gordon 61	Trustee since 1998 (Lead Trustee since 2001)	Chairman, CEO, and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	None

Richard M. Leach 70	Trustee since 1987	Retired. Prior thereto, President of Richard M. Leach Associates (a financial consulting firm).	None

Timothy J. Penny 51	Trustee since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	None

Donald C. Willeke 63	Trustee since 1996	Principal in the law firm of Willeke & Daniels.	None

30

BOARD OF TRUSTEES	WELLS FARGO MONEY MARKET TRUSTS

OFFICERS

Name and Age	Position held and length of service	Principal occupations during past five years	Other Directorships
Karla M. Rabusch 44	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to March 2003. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000.	None

Stacie D. DeAngelo 34	Treasurer, since 2003	Vice President of Wells Fargo Bank, N.A. Vice President of Operations for Wells Fargo Funds Management, LLC. Prior thereto, Operations Manager at Scudder Weisel Capital, LLC (2000 to 2001), Director of Shareholder Services at BISYS Fund Services (1999 to 2000) and Assistant Vice President of Operations with Nicholas-Applegate Capital Management (1993 to 1999).	None

C. David Messman 43	Secretary, since 2000	Vice President and Counsel of Wells Fargo Bank, N.A. since January 1996. Vice President and Secretary of Wells Fargo Funds Management, LLC since March 2001.	None

*	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
**	Currently, two of the seven Trustees are considered “interested persons” of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
***	Length of service dates reflects a Trustee’s commencement of service with the Trust’s predecessor entities.

31

MONEY MARKET FUNDS	LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments

ADR	— American Depository Receipts

AMBAC	— American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

ARM	— Adjustable Rate Mortgages

BART	— Bay Area Rapid Transit

CDA	— Community Development Authority

CDSC	— Contingent Deferred Sales Charge

CGIC	— Capital Guaranty Insurance Company

CGY	— Capital Guaranty Corporation

CMT	— Constant Maturity Treasury

COFI	— Cost of Funds Index

Connie Lee	— Connie Lee Insurance Company

COP	— Certificate of Participation

CP	— Commercial Paper

CTF	— Common Trust Fund

DW&P	— Department of Water & Power

DWR	— Department of Water Resources

EDFA	— Education Finance Authority

FGIC	— Financial Guaranty Insurance Corporation

FHA	— Federal Housing Authority

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

FRN	— Floating Rate Notes

FSA	— Financial Security Assurance, Inc

GNMA	— Government National Mortgage Association

GO	— General Obligation

HFA	— Housing Finance Authority

HFFA	— Health Facilities Financing Authority

IDA	— Industrial Development Authority

LIBOR	— London Interbank Offered Rate

LLC	— Limited Liability Corporation

LOC	— Letter of Credit

LP	— Limited Partnership

MBIA	— Municipal Bond Insurance Association

MFHR	— Multi-Family Housing Revenue

MUD	— Municipal Utility District

MTN	— Medium Term Note

PCFA	— Pollution Control Finance Authority

PCR	— Pollution Control Revenue

PFA	— Public Finance Authority

PLC	— Private Placement

PSFG	— Public School Fund Guaranty

RAW	— Revenue Anticipation Warrants

RDA	— Redevelopment Authority

RDFA	— Redevelopment Finance Authority

R&D	— Research & Development

SFMR	— Single Family Mortgage Revenue

STEERS	— Structured Enhanced Return Trust

TBA	— To Be Announced

TRAN	— Tax Revenue Anticipation Notes

USD	— Unified School District

V/R	— Variable Rate

WEBS	— World Equity Benchmark Shares

32

More information about Wells Fargo Funds® is available free upon request. To obtain literature, please write or call:

Wells Fargo Funds

PO Box 8266

Boston, MA 02266-8266

Wells Fargo Funds Investor Services: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by Stephens Inc., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE	SAR 010 (11/03)

WELLS FARGO

FUNDS

Wells Fargo Overland Express Sweep Fund

Semi-Annual Report

Wells Fargo Overland Express Sweep Fund

September 30, 2003

WELLS FARGO OVERLAND EXPRESS SWEEP FUND

NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

This page is intentionally left blank —

SHAREHOLDER LETTER	WELLS FARGO OVERLAND EXPRESS SWEEP FUND

DEAR VALUED SHAREHOLDER,

We are pleased to provide you with this Wells Fargo Overland Express Sweep Fund semi-annual report for the six-month period ending September 30, 2003. On the following pages, you will find the money market overview and facts and figures about the Fund’s portfolio.

OVERVIEW OF FINANCIAL MARKETS

Despite attempts by the federal government to boost the economy early in the year, the economy remained mired in weakness early in the reporting period. The Federal Reserve Board (the Fed) cut short-term interest rates from 1.25% to 1% in June, the lowest level in half a century. Still, unemployment continued to rise and a record fiscal year 2003 federal budget deficit loomed on the horizon, suggesting that tax revenues were not growing fast enough to cover government spending.

Market volatility that was caused by uncertainty over the possibility of war in Iraq was followed by uncertainty over the direction and magnitude of changes in Fed policy. Mortgage refinancing and consumer spending activity remained strong despite a back-up in intermediate-term interest rates. Economic growth began picking up steam during the summer, while corporate earnings exceeded expectations. Even employment data began showing improvement in September. Indeed, there were reasons to be optimistic about the U.S. economy as the end of 2003 approached.

WELLS FARGO OVERLAND EXPRESS SWEEP FUND

The Fed’s decision to cut interest rates by just a quarter percentage point to 1% at its June 25, 2003 policy meeting brought interest rates down to levels not seen since the 1950s. Unfortunately, the rate cut did not meet investor expectations and interest rates were volatile through the end of the period in reaction to comments from the Fed and changing views on the outlook for economic growth. Despite a challenging environment for investors, the Wells Fargo Overland Express Sweep Fund achieved its investment objectives of maintaining a stable net asset value.

It is important to remember that no one can accurately predict the future direction of short-term interest rates. We continue to maintain a more prudent investment strategy and do not pursue strategies that seek to boost yield at the expense of safety and liquidity. We believe that the pursuit of additional yield creates volatility that can potentially undermine Fund performance during uncertain markets.

INVESTMENT STRATEGIES IN CHALLENGING TIMES

Investors are counting on reasonably good earnings growth to propel stocks higher during the balance of 2003, overcoming potential hurdles to any future rally created by seemingly “rich” valuations and by upward pressure on interest rates. With pricing power still weak throughout much of the economy, most businesses will rely on further cost cutting to propel margins enough to sustain double-digit earnings growth. Meanwhile, bond investors may insulate portfolios from a potential rise in interest rates by gradually moving away from longer-term securities as well as by investing in high coupon bonds or mortgage-backed securities that hold up better in a rising interest rate environment. Regardless of what lies ahead, investors should continue to follow the fundamentals of investing — asset allocation and diversification — in an effort to achieve their long-term financial goals.

We would like to thank you for choosing Wells Fargo Funds. We appreciate your confidence in us during this uncertain time period. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

1

WELLS FARGO OVERLAND EXPRESS SWEEP FUND	MONEY MARKET OVERVIEW

MONEY MARKET OVERVIEW

This report covers the six-month period ended September 30, 2003.

This reporting period can be divided into two distinct segments. During the first three months of the period, interest rates moved lower as slow economic growth led many to believe that the Federal Reserve Board (the Fed) would continue its attempt to spur growth by aggressively lowering short-term interest rates. The second half of the period was characterized by rising interest rates, the result of the Fed’s interest rate cut in June not meeting investor expectations.

PRIME MONEY MARKET SECURITIES

For the first three months of the period, the yield curve flattened. Short-term money market investments (those maturing in less than three months) remained stable, while longer-term money market investments (those maturing in more than thirteen months) declined. By mid-June, the yield on one-year investments had declined 25 basis points to below 1%, while the Federal Funds rate remained near 1.25%. Despite warnings that their expectations were unrealistic, investors continued to expect a 50 basis point reduction in the Federal Funds rate in June. When the rate was lowered only 25 basis points, the market began to re-evaluate its outlook for continued regular rate cuts and the yields on longer-term money market investments began to move higher. By the end of the period, the one-year London Interbank Offered Rate (LIBOR) stood at 1.30% after peaking at 1.50% near the end of August.

The amount of commercial paper outstanding continued to decline during the period, as issuers took advantage of the record low bond yields to extend their debt. The amount of top rated commercial paper outstanding fell by more than 5% during the period, from $1.207 trillion to $1.144 trillion, reflecting a decrease of nearly 20% from the peak of $1.413 trillion in December 2000.

Credit quality also remained a concern during the reporting period. While the pace of downgrades slowed somewhat, accounting issues at some of the Government Sponsored Entities, and questions about corporate governance policies at the New York Stock Exchange, did not help to restore investor confidence in management policies, abilities, and integrity.

U.S. TREASURY SECURITIES

Although the Fed eventually did cut the Federal Funds rate by 25 basis points to 1.00%, Treasury bills had been pricing based on the assumption that there would be a 50 basis point cut. Even the one-year Treasury note traded below 0.90% in the days preceding the June rate cut. These low rates coincided with quarter-end demand pressures in June, causing the short-end of the Treasury market (less than three months) to remain overpriced for an unusually longer period of time than what typically follows a market disappointment. Eventually Treasury bill pricing became more reasonable, and the longer end of the market became relatively cheap. As budget deficit projections ballooned, expectations of a greater supply of Treasury bills and the general expectation of higher interest rates drove the price of Treasury bills into the mid 0.90’s to low 1.00’s.

Over this reporting period, the supply of Treasury bills greatly contracted: the issuance of Treasury bills for the first week of April stood at $72 billion, and declined to $44 billion by the end of the period. While the April issuance was largely due to seasonal factors, Treasury bill issuance did not meet expectations as the period progressed and Treasuries became more expensive. Evidence of this could be seen during September, when the U.S. Treasury Department had to issue cash management bills to cover a temporary cash shortfall early in the month. Continued issuance may point to the need for the Treasury to increase auction size in the coming months.

U.S. GOVERNMENT AGENCY SECURITIES

Spreads between U.S. Government agency offerings and money market securities continued to tighten during the period. Interest rates, concerns over the ability of government agencies to manage interest rate risk, losses in the Federal Home Loan Bank of New York’s bond portfolio, and an accounting scandal at the Federal Home Loan Mortgage Corporation (FHLMC) drove yields on U.S. Government agency securities higher on a relative basis. For a period in June, after the FHLMC accounting issues were made public, FHLMC discount notes traded more cheaply than A-1/P-1 bank commercial paper. Eighteen month floating rate paper from the Federal National Mortgage Association (FNMA) and FHLMC traded at similar discount margins to one-year asset-backed conduit program floaters. The number of callable issues continued to increase, but at a slower pace as rates declined in September. By the end of the period, changes in the regulation of FNMA and FHLMC seemed inevitable (although it may be a long and arduous process).

2

MONEY MARKET OVERVIEW	WELLS FARGO OVERLAND EXPRESS SWEEP FUND

TAX-FREE SECURITIES

The number of new municipal issues continued to increase swiftly as issuers found that it was often cheaper to issue variable rate securities than use the swap market to hedge interest rate risk. As variable rates surged to 103% of the one-month LIBOR in mid-April, the vast supply of variable rate demand notes increased, making it somewhat easier to invest the seasonal July cash inflows.

Fixed rate municipal securities were volatile during the reporting period. One-year paper started the period at 1.10% and interest rates plummeted to 0.80% at the peak of note season in late June. California was on the verge of running out of cash, as legislative parties were at odds over approving a budget. Standard and Poor’s was one of the driving forces behind breaking the stalemate by downgrading the state from A to BBB in late July. The price of California Revenue Anticipation Warrants (RAWs) plummeted as their yields skyrocketed from 1.15% to 2.00%.

Texas issued record-breaking Tax and Revenue Anticipation Notes in late August, exceeding municipal demand and splitting the one-year sector into three markets – the general market, the California market, and the Texas market. The one-year municipal securities markets finally settled down in early September as rates hovered near 1.00% for general market paper, 1.10% for Texas paper, and 1.60% for California RAWs.

STRATEGIC OUTLOOK

While the overnight interest rate has been stable, longer money market rates have increased considerably since the mid-point of the reporting period. With the U.S. economy picking up steam and the U.S. dollar weakening overseas, we believe that interest rates may continue to move higher. That increase, when accompanied by outflows from institutional investors, could trigger a challenging period for all money market funds. However, we do not believe that aggressively positioning a money market fund to boost its yield at the risk of jeopardizing its net asset value (NAV) would be appropriate, and we will continue to position the portfolios and select their investments in an ongoing effort to maintain a stable $1.00 NAV.

The views expressed are as of September 30, 2003 and are those of the Funds’ manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Money Market Funds.

3

WELLS FARGO OVERLAND EXPRESS SWEEP FUND	PERFORMANCE HIGHLIGHTS

WELLS FARGO OVERLAND EXPRESS SWEEP FUND

INVESTMENT OBJECTIVE

The Wells Fargo Overland Express Sweep Fund (the Fund) seeks a high level of current income, while preserving capital and liquidity.

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

10/01/91

AVERAGE ANNUAL TOTAL RETURN1 (%) (AS OF SEPTEMBER 30, 2003)

	6-Month*	1-Year	5-Year	10-Year

Wells Fargo Overland Express Sweep Fund	0.05%	0.22%	2.88%	3.50%

Benchmark

iMoneyNet First Tier Retail Money Fund Average[2]	0.23%	0.62%	3.59%	4.90%

*	Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2003)

7-Day Current Yield	0.10%

7-Day Compound Yield	0.10%

30-Day Simple Yield	0.10%

30-Day Compound Yield	0.10%

FUND CHARACTERISTICS[3] (AS OF SEPTEMBER 30, 2003)

Weighted Average Maturity	51 days

Number of Holdings	99

PORTFOLIO COMPOSITION3 (AS OF SEPTEMBER 30, 2003)

MATURITY DISTRIBUTION3 (AS OF SEPTEMBER 30, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. The Fund’s Adviser also has voluntarily waived fees and/or reimbursed expenses, which reduced operating expenses. Actual reductions of operating expenses increased total return to shareholders. Without these reductions, the Fund’s 7-day current yield would have been 0.00%.

Performance shown for the Wells Fargo Overland Express Sweep Fund for periods prior to November 8, 1999, reflects performance of the Stagecoach Overland Express Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for periods prior to December 15, 1997, reflects performance of the predecessor Overland Express Funds, Inc. portfolio.

2The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

3Portfolio holdings and characteristics are subject to change.

4

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO OVERLAND EXPRESS SWEEP FUND

OVERLAND EXPRESS SWEEP FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Certificates of Deposit – 4.36%

$75,000,000	Credit Agricole Indosuez	1.03%		10/03/2003	$75,000,000

50,000,000	Lloyds TSB Bank	1.18		12/03/2003	49,992,142

35,000,000	Svenska Handelsbanken	1.18		12/03/2003	34,994,195

50,000,000	Unicredito Italiano SPA	1.04		10/20/2003	50,000,000

Total Certificates of Deposit (Cost $209,986,337)					209,986,337

Commercial Paper – 56.65%

70,000,000	Amstel Funding Corporationª	0.94	†	12/29/2003	69,837,328

70,000,000	Amstel Funding Corporationª	1.14	†	03/16/2004	69,629,817

40,000,000	Atlantis One Funding Corporationª	1.26	†	10/16/2003	39,979,000

45,000,000	Banco Bilbao Vizcaya Argentaria Puerto Ricoª	1.09	†	12/10/2003	44,904,625

50,000,000	Banco Bilbao Vizcaya Argentaria Puerto Ricoª	1.10	†	12/15/2003	49,885,937

87,000,000	Beta Finance Incorporatedª	1.11	†	03/15/2004	86,554,705

40,000,000	CAFCO LLCª	1.07	†	11/25/2003	39,934,611

47,500,000	CC (USA) Incorporatedª	1.05	†	10/27/2003	47,463,979

35,000,000	CDC Commercial Paper Corporationª	1.15	†	10/01/2003	35,000,000

46,500,000	Charta LLCª	1.07	†	10/02/2003	46,498,618

35,000,000	Charta LLCª	1.04	†	10/23/2003	34,977,755

50,000,000	Citigroup Global	1.03	†	10/01/2003	50,000,000

70,000,000	Concord Minutemen Capital Company LLCª	1.12	†	10/06/2003	69,989,111

50,000,000	Crown Point Capital Company LLCª	1.05	†	10/15/2003	49,979,583

50,000,000	Crown Point Capital Company LLCª	1.12	†	01/16/2004	49,833,556

40,000,000	Eureka Securitization Incorporatedª	1.04	†	10/22/2003	39,975,733

33,750,000	Galaxy Funding Incorporatedª	1.09	†	11/05/2003	33,714,234

23,927,000	Galaxy Funding Incorporatedª	1.07	†	12/10/2003	23,877,219

102,500,000	Gemini Securitization Incorporatedª	1.07	†	11/13/2003	102,368,999

73,000,000	Govco Incorporatedª	1.08	†	11/19/2003	72,892,690

105,000,000	Grampian Funding LLCª	1.11	†	01/28/2004	104,614,737

60,000,000	HBOs Treasury Services plc	1.04	†	10/02/2003	59,998,275

70,000,000	HBOs Treasury Services plc	1.03	†	10/10/2003	69,981,975

36,525,000	Holdenby Capital Company LLCª	1.20	†	02/18/2004	36,354,550

50,000,000	HSBC Bank Canadaª	1.22	†	02/04/2004	49,786,500

25,000,000	Ivory Funding Corporationª	1.25	†	10/01/2003	25,000,000

141,700,000	K2 (USA) LLCª	1.10	†	12/01/2003	141,435,887

50,000,000	Lexington Parker Capital Corporationª	1.13	†	02/27/2004	49,766,153

35,000,000	Lexington Parker Capital Corporationª	1.16	†	03/02/2004	34,827,450

42,627,000	Liberty Street Funding Corporationª	1.05	†	10/28/2003	42,593,431

20,000,000	Liberty Street Funding Corporationª	1.07	†	12/23/2003	19,950,661

35,000,000	Liquid Funding Limitedª	1.04	†	10/21/2003	34,979,778

40,000,000	Liquid Funding Limitedª	1.08	†	10/27/2003	39,968,800

50,000,000	Moat Funding LLCª	1.10	†	01/15/2004	49,838,056

100,000,000	Natexis Banque Populaires	1.04	†	10/07/2003	99,982,667

75,000,000	National Bank of New Zealand International Limitedª	1.09	†	12/17/2003	74,825,146

40,000,000	Nationwide Building Society	1.08	†	12/02/2003	39,925,600

16,000,000	Neptune Funding Corporationª	1.25	†	10/28/2003	15,985,000

5

WELLS FARGO OVERLAND EXPRESS SWEEP FUND	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Commercial Paper (continued)

$25,000,000	Neptune Funding Corporationª	0.97	%†	12/18/2003	$24,947,458

26,232,000	Ness LLCª	1.04	†	10/22/2003	26,216,086

20,112,000	Ness LLCª	1.05	†	10/24/2003	20,098,508

65,000,000	Network Rail Commercial Paper Finance plcª	1.03	†	11/10/2003	64,925,611

50,000,000	Nordea North America Incorporated	1.08	†	12/29/2003	49,866,500

60,000,000	Perry Global Funding Limitedª	1.07	†	11/06/2003	59,935,800

30,000,000	Regency Markets Number 1 LLCª	1.10	†	11/20/2003	29,954,167

70,000,000	Spintab (Swedmortgage) AB	1.07	†	11/07/2003	69,923,019

71,937,000	Swedbank	1.08	†	10/08/2003	71,921,893

55,196,000	Ticonderoga Funding LLCª	1.07	†	12/15/2003	55,072,959

36,298,000	White Pine Finance LLCª	1.05	†	10/10/2003	36,288,472

49,277,000	White Pine Finance LLCª	1.19	†	11/10/2003	49,211,845

125,000,000	Yorktown Capital LLCª	1.07	†	10/24/2003	124,914,549

Total Commercial Paper (Cost $2,730,389,033)					2,730,389,033

Discount Notes – Agency – 6.70%

Federal Home Loan Bank – 0.52%

25,000,000	FHLB	1.25	†	11/03/2003	24,971,354

Federal Home Loan Mortgage Corporation – 1.90%

92,200,000	FHLMC	1.14	†	02/26/2004	91,767,889

Federal National Mortgage Association – 4.28%

70,100,000	FNMA	1.01	†	10/15/2003	70,072,467

6,200,000	FNMA	1.11	†	01/02/2004	6,182,222

80,180,200	FNMA	1.11	†	01/02/2004	79,950,283

50,000,000	FNMA	1.07	†	01/28/2004	49,823,153

					206,028,125

Total Discount Notes – Agency (Cost $322,767,368)					322,767,368

Fixed Rate Notes – Agency – 1.13%

Federal Home Loan Bank – 0.21%

10,000,000	FHLB	3.38		05/14/2004	10,124,092

Federal National Mortgage Association – 0.92%

43,700,000	FNMA	5.13		02/13/2004	44,325,905

Total Fixed Rate Notes – Agency (Cost $54,449,997)					54,449,997

Fixed Rate Notes – Corporate – 1.14%

35,000,000	Liberty Lighthouse US Capital Companyª	1.40		08/16/2004	34,998,474

20,000,000	Links Finance LLC	2.00		10/10/2003	20,000,000

Total Fixed Rate Notes – Corporate (Cost $54,998,474)					54,998,474

Floating Rate Commercial Paper – 0.52%

25,000,000	Liquid Funding Limited±	1.12		03/05/2004	25,000,000

Total Floating Rate Commercial Paper (Cost $25,000,000)					25,000,000

6

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO OVERLAND EXPRESS SWEEP FUND

OVERLAND EXPRESS SWEEP FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Floating Rate Funding Agreement – 0.62%

$30,000,000	Bear Stearns Companies Incorporated±	1.11%	04/05/2004	$29,998,476

Total Floating Rate Funding Agreement (Cost $29,998,476)				29,998,476

Floating Rate Note – Agency – 1.87%

Federal Home Loan Mortgage Corporation – 1.87%

90,000,000	FHLMC±	1.04	02/04/2005	89,939,618

Total Floating Rate Note – Agency (Cost $89,939,618)				89,939,618

Floating Rate Notes – Corporate – 15.92%

47,500,000	Aegon NV±	1.15	06/03/2004	47,471,416

50,000,000	Allstate Financial Global Funding LLC±ª	1.22	12/16/2003	50,010,074

29,000,000	American Express Centurion Bank±	1.12	12/23/2003	29,000,000

45,000,000	Associates Corporation of North America±	1.24	06/25/2004	45,000,000

23,200,000	Bear Stearns Companies Incorporated±	1.37	12/12/2003	23,206,428

48,500,000	Bear Stearns Companies Incorporated±	1.56	10/22/2004	48,742,141

50,000,000	Belford US Capital Company±ª	1.11	01/14/2004	50,000,000

25,000,000	Belford US Capital Company±ª	1.12	03/08/2004	25,000,000

20,000,000	Belford US Capital Company±ª	1.12	04/22/2004	20,000,000

32,500,000	CC (USA) Incorporated±ª	1.07	07/01/2004	32,492,701

50,000,000	CC (USA) Incorporated±ª	1.12	07/15/2004	50,007,916

55,000,000	Fortis Finance NV±	1.12	10/03/2003	55,000,114

50,000,000	Household Finance Corporation±	1.49	05/28/2004	50,122,349

46,000,000	John Hancock Global Funding II±ª	1.13	12/10/2003	45,999,174

15,000,000	John Hancock Global Funding II±ª	1.24	08/30/2004	15,016,700

25,000,000	Liberty Lighthouse US Capital Company±ª	1.11	05/06/2004	25,000,000

25,000,000	Northern Rock plc±ª	1.14	11/19/2003	25,000,000

50,000,000	Northern Rock plc±ª	1.14	01/16/2004	50,000,000

57,500,000	Northern Rock plc±ª	1.13	02/11/2004	57,259,954

23,000,000	White Pine Finance LLC±ª	1.08	09/13/2004	22,992,263

Total Floating Rate Notes – Corporate (Cost $767,321,230)				767,321,230

Promissory Notes – 0.98%

20,000,000	Goldman Sachs Group Incorporated±	1.15	07/26/2004	20,000,000

27,000,000	Goldman Sachs Group Incorporated±	1.19	07/26/2004	27,000,000

Total Promissory Notes (Cost $47,000,000)				47,000,000

Repurchase Agreements – 4.91%

50,000,000	Bear Stearns & Company Incorporated – 102% Collateralized by US Government Securities	1.13	10/01/2003	50,000,000

31,614,000	Credit Suisse First Boston – 102% Collateralized by US Government Securities	1.13	10/01/2003	31,614,000

55,000,000	Goldman Sachs Group Incorporated – 102% Collateralized by US Government Securities	1.16	10/01/2003	55,000,000

100,000,000	UBS Warburg LLC – 102% Collateralized by US Government Securities	1.13	10/01/2003	100,000,000

Total Repurchase Agreements (Cost $236,614,000)				236,614,000

7

WELLS FARGO OVERLAND EXPRESS SWEEP FUND	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

OVERLAND EXPRESS SWEEP FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Time Deposits – 7.05%

$50,000,000	Banque Nationale de Paris	1.16%	10/01/2003	$50,000,000

35,000,000	Dankske Bank A/S	1.16	10/01/2003	35,000,000

110,000,000	ING Bank Brussels	1.18	10/01/2003	110,000,000

110,000,000	Rabobank Nederland Utrecht	1.16	10/01/2003	110,000,000

35,000,000	Societe Generale	1.16	10/01/2003	35,000,000

Total Time Deposits (Cost $340,000,000)				340,000,000

Total Investments In Securities (Cost $4,908,464,533)*	101.85%	$4,908,464,533

Other Assets and Liabilities, Net	(1.85)	(89,042,049)

Total Net Assets	100.00%	$4,819,422,484

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
ª	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid by the Adviser based on procedures approved by the Board of Trustees.
±	Variable Rate Securities.
†	Yield to Maturity.

The accompanying notes are an integral part of these financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO OVERLAND EXPRESS SWEEP FUND

Overland Express Sweep

ASSETS

INVESTMENTS:
In securities, at amortized cost	$4,671,850,533
Repurchase Agreements, at cost	236,614,000

TOTAL IN SECURITIES, AT MARKET VALUE	$4,908,464,533

Cash	50,062
Receivable for dividends and interest and other receivables	2,630,447

TOTAL ASSETS	4,911,145,042

LIABILITIES
Payable for investment purchased	86,132,505
Dividends Payable	404,813
Payable for investment adviser and affiliates (Notes 3 and 7)	1,833,849
Payable to other related parties (1)	2,428,089
Accrued expenses and other liabilities	923,302

TOTAL LIABILITIES	91,722,558

TOTAL NET ASSETS	$4,819,422,484

NET ASSETS CONSIST OF:

Paid-in capital	$4,819,399,306
Undistributed (overdistributed) net investment income (loss)	(172)
Undistributed net realized gain (loss) on investments	23,350

TOTAL NET ASSETS	$4,819,422,484

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

Net assets	$4,819,422,484
Shares outstanding	4,819,424,220
Net asset value and offering price per share	$1.00

(1)	Other related parties include the Fund’s trustees and distributor.

9

The accompanying notes are an integral part of these financial statements.

WELLS FARGO OVERLAND EXPRESS SWEEP FUND	STATEMENT OF OPERATIONS — FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)

Overland Express Sweep

INVESTMENT INCOME
Interest	$29,304,637

TOTAL INVESTMENT INCOME	29,304,637

EXPENSES
Advisory fees	10,951,746
Administration fees (Note 5)	6,571,047
Custody	486,744
Shareholder servicing fees	7,301,164
Portfolio accounting fees	148,749
Distribution fees	7,301,164
Legal and audit fees	18,995
Registration fees	21,341
Trustees’ fees	3,195
Shareholder reports	2,792
Other	42,018

TOTAL EXPENSES	32,848,955

LESS:
Waived fees and reimbursed expenses (Note 5)	(5,987,938)
Net expenses	26,861,017

NET INVESTMENT INCOME (LOSS)	2,443,620

Net realized gain (loss) from investments	20,404

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,464,024

The accompanying notes are an integral part of these financial statements.

10

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO OVERLAND EXPRESS SWEEP FUND

	OVERLAND EXPRESS SWEEP
	(Unaudited) For the Six Months Ended September 30, 2003	For the Year Ended March 31, 2003

INCREASE (DECREASE) IN NET ASSETS
Beginning net assets	$5,084,537,775	$6,107,674,502

OPERATIONS:
Net investment income (loss)	2,443,620	28,740,468
Net realized gain (loss) from investments	20,404	3,145

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,464,024	28,743,613

Distributions to shareholders:
From net investment income	(2,443,620)	(28,740,468)

Capital shares transactions:
Proceeds from shares sold	6,689,441,244	12,454,028,246
Reinvestment of dividends	901,245	10,644,149
Cost of shares redeemed	(6,955,478,184)	(13,487,812,267)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(265,135,695)	(1,023,139,872)

INCREASE (DECREASE) IN NET ASSETS	(265,115,291)	(1,023,136,727)

NET ASSETS:

ENDING NET ASSETS	$4,819,422,484	$5,084,537,775

Shares issued and redeemed:
Shares sold	6,689,441,244	12,454,042,526
Shares issued in reinvestment of dividends	901,245	10,644,149
Shares redeemed	(6,955,478,184)	(13,487,812,267)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING	(265,135,695)	(1,023,125,592)

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$(172)	$(172)

The accompanying notes are an integral part of these financial statements.

11

WELLS FARGO OVERLAND EXPRESS SWEEP FUND	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income	Dividends From Net Investment Income	Ending Net Asset Value Per Share

OVERLAND EXPRESS SWEEP FUND
April 1, 2003 to September 30, 2003 (Unaudited)	$1.00	0.00	0.00	$1.00
April 1, 2002 to March 31, 2003	$1.00	0.01	(0.01)	$1.00
April 1, 2001 to March 31, 2002	$1.00	0.02	(0.02)	$1.00
April 1, 2000 to March 31, 2001	$1.00	0.05	(0.05)	$1.00
April 1, 1999 to March 31, 2000	$1.00	0.04	(0.04)	$1.00
April 1, 1998 to March 31, 1999	$1.00	0.04	(0.04)	$1.00

The accompanying notes are an integral part of these financial statements.

12

FINANCIAL HIGHLIGHTS	WELLS FARGO OVERLAND EXPRESS SWEEP FUND

Ratio to Average Net Assets (Annualized)(1)			Total Return(2)	Net Assets at End of Period (000’s Omitted)
Net Investment Income	Net Expenses	Gross Expenses

0.10%	1.10%	1.35%	0.05%	$4,819,422
0.52%	1.25%	1.25%	0.52%	$5,084,538
2.13%	1.25%	1.25%	2.26%	$6,107,675
5.21%	1.25%	1.25%	5.35%	$4,924,869
4.29%	1.25%	1.29%	4.32%	$3,863,612
4.16%	1.25%	1.28%	4.26%	$3,097,219

13

WELLS FARGO OVERLAND EXPRESS SWEEP FUND	NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

(1)	During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 5).

(2)	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	WELLS FARGO OVERLAND EXPRESS SWEEP FUND

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 68 separate series. These financial statements present the Overland Express Sweep Fund (the “Fund”), a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITIES TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Fund’s custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Fund are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2003.

15

WELLS FARGO OVERLAND EXPRESS SWEEP FUND	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. ADVISORY FEES

The Trust has entered into an advisory contract on behalf of the Fund with Wells Fargo Funds Management, LLC (“Funds Management”). Pursuant to the advisory contract, Funds Management has agreed to provide the Fund with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the annual rate of 0.45% of the Fund’s average daily net assets.

The Fund’s adviser is responsible for implementing the investment policies and guidelines for the Fund, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund.

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, acts as investment sub-adviser to the Fund. Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Fund, a monthly fee at the annual rate of 0.05% of the Fund’s average daily net assets up to $1 billion and 0.04% of the Fund’s average daily net assets in excess of $1 billion.

4. DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the “Plan”) on behalf of the Fund pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay to Stephens Inc. (“Stephens”), as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of 0.30% of the Fund’s average daily net assets. The distribution fees paid on behalf of the Fund for the six months ended September 30, 2003 are disclosed on the Statement of Operations.

5. ADMINISTRATION AND TRANSFER AGENT FEES

Through February 28, 2003, the Trust had entered into an Administration Agreement with Funds Management on behalf of the Funds. Under the Administration Agreement, Funds Management acted as administrator to the Funds and was entitled to receive, on a monthly basis, fees at the annual rate of 0.15% of each Fund’s average daily net assets.

The Trust had also entered into an agreement with Boston Financial Data Services, Inc. (“BFDS”) as the transfer agent for the Trust. Under the agreement, BFDS was entitled to receive from the Funds a per-account fee plus transaction fees, certain out-of-pocket costs and a complex based fee.

Effective March 1, 2003, the Trust has entered into a new Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which now includes paying the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive an annual fee of 0.27% of the average daily net assets of the Fund.

Funds Management has committed to reimburse the Fund for some of its operating expenses or to waive a portion of the fees payable to it in order to maintain a certain operating expense ratio. Funds Management has committed through July 31, 2004 to maintain the current net operating expense ratio for the Fund. Actual reimbursements and waivers can have a positive effect on performance information. For the six months ended September 30, 2003, Funds Management waived a portion of the Fund’s expenses, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected. Expense waiver information is included in the Fund’s Statement of Operations.

6. SHAREHOLDER SERVICING FEES

The Trust has entered into a contract on behalf of the Fund with numerous shareholder servicing agents, whereby the Fund is charged an annual fee of 0.30% of the average daily net assets of the Fund for these services. The shareholder servicing fees paid on behalf of the Fund for the six months ended September 30, 2003 are disclosed on the Statement of Operations.

7. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Effective the first quarter of 2003, PFPC, Inc. (“PFPC”) serves as fund accountant for the Fund. For these services, PFPC is entitled to receive an annual asset based fund fee, an annual fixed fee of $20,000 from the Fund and is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC, Forum Accounting Services, LLC served as fund accountant and was entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of the Fund, and was reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

The Trust has entered into a contract on behalf of the Fund with Wells Fargo Bank Minnesota, N.A. (“Wells Fargo Bank, MN”), whereby Wells Fargo Bank, MN is responsible for providing custody services for the Fund. Pursuant to the contract, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of the Fund.

16

BOARD OF TRUSTEES	WELLS FARGO OVERLAND EXPRESS SWEEP FUND

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (“Trustees”) of the Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 92 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex”). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 20th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

Name and Age	Position held and length of service***	Principal occupations during past five years	Other Directorships
Robert C. Brown 72	Trustee since 1992	Retired. Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation until February 1999.	None

J. Tucker Morse 59	Trustee since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	None

NON-INTERESTED TRUSTEES
Name and Age	Position held and length of service***	Principal occupations during past five years	Other Directorships
Thomas S. Goho 61	Trustee since 1987	Wake Forest University, Calloway School of Business and Accountancy, Benson-Pruitt Professorship since 1999, Associate Professor of Finance 1994—1999.	None

Peter G. Gordon 61	Trustee since 1998 (Lead Trustee since 2001)	Chairman, CEO, and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	None

Richard M. Leach 70	Trustee since 1987	Retired. Prior thereto, President of Richard M. Leach Associates (a financial consulting firm).	None

Timothy J. Penny 51	Trustee since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	None

Donald C. Willeke 63	Trustee since 1996	Principal in the law firm of Willeke & Daniels.	None

17

WELLS FARGO OVERLAND EXPRESS SWEEP FUND	BOARD OF TRUSTEES

OFFICERS

Name and Age	Position held and length of service	Principal occupations during past five years	Other Directorships
Karla M. Rabusch 44	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to March 2003. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000.	None

Stacie D. DeAngelo 34	Treasurer, since 2003	Vice President of Wells Fargo Bank, N.A. Vice President of Operations for Wells Fargo Funds Management, LLC. Prior thereto, Operations Manager at Scudder Weisel Capital, LLC (2000 to 2001), Director of Shareholder Services at BISYS Fund Services (1999 to 2000) and Assistant Vice President of Operations with Nicholas-Applegate Capital Management (1993 to 1999).	None

C. David Messman 43	Secretary, since 2000	Vice President and Counsel of Wells Fargo Bank, N.A. since January 1996. Vice President and Secretary of Wells Fargo Funds Management, LLC since March 2001.	None

*	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
**	Currently, two of the seven Trustees are considered “interested persons” of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
***	Length of service dates reflects a Trustee’s commencement of service with the Trust’s predecessor entities.

18

LIST OF ABBREVIATIONS	WELLS FARGO OVERLAND EXPRESS SWEEP FUND

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments

ADR	— American Depository Receipts

AMBAC	— American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

ARM	— Adjustable Rate Mortgages

BART	— Bay Area Rapid Transit

CDA	— Community Development Authority

CDSC	— Contingent Deferred Sales Charge

CGIC	— Capital Guaranty Insurance Company

CGY	— Capital Guaranty Corporation

CMT	— Constant Maturity Treasury

COFI	— Cost of Funds Index

Connie Lee	— Connie Lee Insurance Company

COP	— Certificate of Participation

CP	— Commercial Paper

CTF	— Common Trust Fund

DW&P	— Department of Water & Power

DWR	— Department of Water Resources

EDFA	— Education Finance Authority

FGIC	— Financial Guaranty Insurance Corporation

FHA	— Federal Housing Authority

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

FRN	— Floating Rate Notes

FSA	— Financial Security Assurance, Inc

GNMA	— Government National Mortgage Association

GO	— General Obligation

HFA	— Housing Finance Authority

HFFA	— Health Facilities Financing Authority

IDA	— Industrial Development Authority

LIBOR	— London Interbank Offered Rate

LLC	— Limited Liability Corporation

LOC	— Letter of Credit

LP	— Limited Partnership

MBIA	— Municipal Bond Insurance Association

MFHR	— Multi-Family Housing Revenue

MUD	— Municipal Utility District

MTN	— Medium Term Note

PCFA	— Pollution Control Finance Authority

PCR	— Pollution Control Revenue

PFA	— Public Finance Authority

PLC	— Private Placement

PSFG	— Public School Fund Guaranty

RAW	— Revenue Anticipation Warrants

RDA	— Redevelopment Authority

RDFA	— Redevelopment Finance Authority

R&D	— Research & Development

SFMR	— Single Family Mortgage Revenue

STEERS	— Structured Enhanced Return Trust

TBA	— To Be Announced

TRAN	— Tax Revenue Anticipation Notes

USD	— Unified School District

V/R	— Variable Rate

WEBS	— World Equity Benchmark Shares

19

More information about Wells Fargo Funds® is available free upon request. To obtain literature, please write or call:

Wells Fargo Funds

PO Box 8266

Boston, MA 02266-8266

Wells Fargo Funds Investor Services: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by Stephens Inc., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE	SAR 011 (11/03)

WELLS FARGO

FUNDS

Wells Fargo Money Market Funds

Semi-Annual Report

Wells Fargo Liquidity Reserve Money Market Fund

Investor Class

September 30, 2003

WELLS FARGO MONEY MARKET FUNDS

NOT FDIC INSURED–NO BANK GUARANTEE–MAY LOSE VALUE

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SHAREHOLDER LETTER	WELLS FARGO MONEY MARKET FUNDS

DEAR VALUED SHAREHOLDER,

We are pleased to provide you with this Wells Fargo Liquidity Reserve Money Market Fund semi-annual report for the six-month period ending September 30, 2003. On the following pages, you will find the money market overview and facts and figures about the Fund’s portfolio.

OVERVIEW OF FINANCIAL MARKETS

Despite attempts by the federal government to boost the economy early in the year, the economy remained mired in weakness early in the reporting period. The Federal Reserve Board (the Fed) cut short-term interest rates from 1.25% to 1% in June, the lowest level in half a century. Still, unemployment continued to rise and a record fiscal year 2003 federal budget deficit loomed on the horizon, suggesting that tax revenues were not growing fast enough to cover government spending.

Market volatility that was caused by uncertainty over the possibility of war in Iraq was followed by uncertainty over the direction and magnitude of changes in Fed policy. Mortgage refinancing and consumer spending activity remained strong despite a back-up in intermediate-term interest rates. Economic growth began picking up steam during the summer, while corporate earnings exceeded expectations. Even employment data began showing improvement in September. Indeed, there were reasons to be optimistic about the U.S. economy as the end of 2003 approached.

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND

The Fed’s decision to cut interest rates by just a quarter percentage point to 1% at its June 25, 2003 policy meeting brought interest rates down to levels not seen since the 1950s. Unfortunately, the rate cut did not meet investor expectations and interest rates were volatile through the end of the period in reaction to comments from the Fed and changing views on the outlook for economic growth. Despite a challenging environment for investors, the Wells Fargo Liquidity Reserve Money Market Fund achieved its investment objectives of maintaining a stable net asset value.

It is important to remember that no one can accurately predict the future direction of short-term interest rates. We continue to maintain a more prudent investment strategy and do not pursue strategies that seek to boost yield at the expense of safety and liquidity. We believe that the pursuit of additional yield creates volatility that can potentially undermine Fund performance during uncertain markets.

INVESTMENT STRATEGIES IN CHALLENGING TIMES

Investors are counting on reasonably good earnings growth to propel stocks higher during the balance of 2003, overcoming potential hurdles to any future rally created by seemingly “rich” valuations and by upward pressure on interest rates. With pricing power still weak throughout much of the economy, most businesses will rely on further cost cutting to propel margins enough to sustain double-digit earnings growth. Meanwhile, bond investors may insulate portfolios from a potential rise in interest rates by gradually moving away from longer-term securities as well as by investing in high coupon bonds or mortgage-backed securities that hold up better in a rising interest rate environment. Regardless of what lies ahead, investors should continue to follow the fundamentals of investing — asset allocation and diversification — in an effort to achieve their long-term financial goals.

We would like to thank you for choosing Wells Fargo Funds. We appreciate your confidence in us during this uncertain time period. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

1

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MONEY MARKET OVERVIEW	WELLS FARGO MONEY MARKET FUNDS

MONEY MARKET OVERVIEW

This report covers the six-month period ended September 30, 2003.

This reporting period can be divided into two distinct segments. During the first three months of the period, interest rates moved lower as slow economic growth led many to believe that the Federal Reserve Board (the Fed) would continue its attempt to spur growth by aggressively lowering short-term interest rates. The second half of the period was characterized by rising interest rates, the result of the Fed’s interest rate cut in June not meeting investor expectations.

PRIME MONEY MARKET SECURITIES

For the first three months of the period, the yield curve flattened. Short-term money market investments (those maturing in less than three months) remained stable, while longer-term money market investments (those maturing in more than thirteen months) declined. By mid-June, the yield on one-year investments had declined 25 basis points to below 1%, while the Federal Funds rate remained near 1.25%. Despite warnings that their expectations were unrealistic, investors continued to expect a 50 basis point reduction in the Federal Funds rate in June. When the rate was lowered only 25 basis points, the market began to re-evaluate its outlook for continued regular rate cuts and the yields on longer-term money market investments began to move higher. By the end of the period, the one-year London Interbank Offered Rate (LIBOR) stood at 1.30% after peaking at 1.50% near the end of August.

The amount of commercial paper outstanding continued to decline during the period, as issuers took advantage of the record low bond yields to extend their debt. The amount of top rated commercial paper outstanding fell by more than 5% during the period, from $1.207 trillion to $1.144 trillion, reflecting a decrease of nearly 20% from the peak of $1.413 trillion in December 2000.

Credit quality also remained a concern during the reporting period. While the pace of downgrades slowed somewhat, accounting issues at some of the Government Sponsored Entities, and questions about corporate governance policies at the New York Stock Exchange, did not help to restore investor confidence in management policies, abilities, and integrity.

U.S. TREASURY SECURITIES

Although the Fed eventually did cut the Federal Funds rate by 25 basis points to 1.00%, Treasury bills had been pricing based on the assumption that there would be a 50 basis point cut. Even the one-year Treasury note traded below 0.90% in the days preceding the June rate cut. These low rates coincided with quarter-end demand pressures in June, causing the short-end of the Treasury market (less than three months) to remain overpriced for an unusually longer period of time than what typically follows a market disappointment. Eventually Treasury bill pricing became more reasonable, and the longer end of the market became relatively cheap. As budget deficit projections ballooned, expectations of a greater supply of Treasury bills and the general expectation of higher interest rates drove the price of Treasury bills into the mid 0.90’s to low 1.00’s.

Over this reporting period, the supply of Treasury bills greatly contracted: the issuance of Treasury bills for the first week of April stood at $72 billion, and declined to $44 billion by the end of the period. While the April issuance was largely due to seasonal factors, Treasury bill issuance did not meet expectations as the period progressed and Treasuries became more expensive. Evidence of this could be seen during September, when the U.S. Treasury Department had to issue cash management bills to cover a temporary cash shortfall early in the month. Continued issuance may point to the need for the Treasury to increase auction size in the coming months.

U.S. GOVERNMENT AGENCY SECURITIES

Spreads between U.S. Government agency offerings and money market securities continued to tighten during the period. Interest rates, concerns over the ability of government agencies to manage interest rate risk, losses in the Federal Home Loan Bank of New York’s bond portfolio, and an accounting scandal at the Federal Home Loan Mortgage Corporation (FHLMC) drove yields on U.S. Government agency securities higher on a relative basis. For a period in June, after the FHLMC accounting issues were made public, FHLMC discount notes traded more cheaply than A-1/P-1 bank commercial paper. Eighteen month floating rate paper from the Federal National Mortgage Association (FNMA) and FHLMC traded at similar discount margins to one-year asset-backed conduit program floaters. The number of callable issues continued to increase, but at a slower pace as rates declined in September. By the end of the period, changes in the regulation of FNMA and FHLMC seemed inevitable (although it may be a long and arduous process).

3

WELLS FARGO MONEY MARKET FUNDS	MONEY MARKET OVERVIEW

TAX-FREE SECURITIES

The number of new municipal issues continued to increase swiftly as issuers found that it was often cheaper to issue variable rate securities than use the swap market to hedge interest rate risk. As variable rates surged to 103% of the one-month LIBOR in mid-April, the vast supply of variable rate demand notes increased, making it somewhat easier to invest the seasonal July cash inflows.

Fixed rate municipal securities were volatile during the reporting period. One-year paper started the period at 1.10% and interest rates plummeted to 0.80% at the peak of note season in late June. California was on the verge of running out of cash, as legislative parties were at odds over approving a budget. Standard and Poor’s was one of the driving forces behind breaking the stalemate by downgrading the state from A to BBB in late July. The price of California Revenue Anticipation Warrants (RAWs) plummeted as their yields skyrocketed from 1.15% to 2.00%.

Texas issued record-breaking Tax and Revenue Anticipation Notes in late August, exceeding municipal demand and splitting the one-year sector into three markets — the general market, the California market, and the Texas market. The one-year municipal securities markets finally settled down in early September as rates hovered near 1.00% for general market paper, 1.10% for Texas paper, and 1.60% for California RAWs.

STRATEGIC OUTLOOK

While the overnight interest rate has been stable, longer money market rates have increased considerably since the mid-point of the reporting period. With the U.S. economy picking up steam and the U.S. dollar weakening overseas, we believe that interest rates may continue to move higher. That increase, when accompanied by outflows from institutional investors, could trigger a challenging period for all money market funds. However, we do not believe that aggressively positioning a money market fund to boost its yield at the risk of jeopardizing its net asset value (NAV) would be appropriate, and we will continue to position the portfolios and select their investments in an ongoing effort to maintain a stable $1.00 NAV.

The views expressed are as of September 30, 2003 and are those of the Funds’ manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Money Market Funds.

4

PERFORMANCE HIGHLIGHTS	WELLS FARGO MONEY MARKET FUNDS

WELLS FARGO LIQUIDITY RESERVE MONEY MARKET FUND — INVESTOR CLASS

INVESTMENT OBJECTIVE

The Wells Fargo Liquidity Reserve Money Market Fund (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGERS

Dave Sylvester

Laurie White

INCEPTION DATE

07/31/02

AVERAGE ANNUAL TOTAL RETURN1(%) (AS OF SEPTEMBER 30, 2003)

	6 Month*	1-Year	Life of Fund

Wells Fargo Liquidity Reserve Money Market Fund – Investor Class	0.10%	0.40%	0.48%

Benchmark

iMoneyNet First Tier Retail Money Fund Average[2]	0.23%	0.62%	0.73%

* Returns for periods of less than one year are not annualized.

FUND YIELD SUMMARY (AS OF SEPTEMBER 30, 2003)

7-Day Current Yield	0.12%

7-Day Compound Yield	0.12%

30-Day Simple Yield	0.11%

30-Day Compound Yield	0.11%

FUND CHARACTERISTICS[3] (AS OF SEPTEMBER 30, 2003)

Average Maturity	50 days

Number of Holdings	76

PORTFOLIO COMPOSITION3 (AS OF SEPTEMBER 30, 2003)

MATURITY DISTRIBUTION3 (AS OF SEPTEMBER 30, 2003)

The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund’s Statement of Additional Information. An investment in a Wells Fargo Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

1 Figures quoted represent past performance, which is no guarantee of future results. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund’s Adviser has committed through July 31, 2004 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. The Fund’s Adviser also has voluntarily waived fees and/or reimbursed expenses, which reduced operating expenses. Actual reductions of operating expenses increased total return to shareholders. Without these reductions, the Fund’s 7-day current yield would have been 0.00%.

2 The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

3 Portfolio holdings and characteristics are subject to change.

5

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

LIQUIDITY RESERVE MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Certificates of Deposit – 7.52%

$20,000,000	Bank of Nova Scotia Portland	1.10%		03/16/2004	$20,000,000

20,000,000	Credit Agricole Indosuez	1.03		10/03/2003	20,000,000

17,500,000	Royal Bank of Canada New York±	1.04		09/03/2004	17,493,705

30,000,000	Svenska Handelsbanken	1.18		12/03/2003	29,995,025

10,000,000	Unicredito Italiano SPA	1.04		10/20/2003	10,000,000

Total Certificates of Deposit (Cost $97,488,730)					97,488,730

Commercial Paper – 58.80%

30,000,000	Aegon Funding Corporation^	1.07	†	11/14/2003	29,960,950

12,500,000	Allied Irish Banks North America Incorporated	1.04	†	12/15/2003	12,472,917

25,000,000	Amstel Funding Corporation^	0.94	†	12/29/2003	24,941,903

10,000,000	Amstel Funding Corporation^	1.14	†	03/16/2004	9,947,117

25,000,000	Banco Bilbao Vizcaya Argentaria Puerto Rico^	1.10	†	12/18/2003	24,940,417

5,000,000	CC (USA) Incorporated^	1.11	†	11/10/2003	4,993,833

15,000,000	CDC Commercial Paper Corporation^	1.15	†	10/01/2003	15,000,000

15,000,000	Charta LLC^	1.04	†	10/23/2003	14,990,467

10,000,000	Citigroup Global	1.03	†	10/01/2003	10,000,000

18,469,000	Concord Minuteman Capital Company LLC^	1.28	†	10/08/2003	18,464,403

15,000,000	Concord Minuteman Capital Company LLC^	1.10	†	11/18/2003	14,978,000

15,000,000	Crown Point Capital Company LLC^	1.12	†	10/06/2003	14,997,667

10,000,000	Crown Point Capital Company LLC^	1.08	†	11/07/2003	9,988,900

10,000,000	Eureka Securitization Incorporated^	1.04	†	10/22/2003	9,993,933

20,000,000	Eureka Securitization Incorporated^	1.08	†	11/20/2003	19,970,000

10,000,000	Galaxy Funding Incorporated^	1.09	†	11/05/2003	9,989,403

35,000,000	Gemini Securitization Incorporated^	1.07	†	11/13/2003	34,955,268

25,000,000	Govco Incorporated^	1.07	†	10/03/2003	24,998,514

10,000,000	Governor & Company of The Bank of Ireland^	1.21	†	02/06/2004	9,956,978

15,000,000	Grampian Funding LLC^	1.07	†	11/18/2003	14,978,600

20,000,000	Grampian Funding LLC^	1.07	†	12/17/2003	19,954,228

10,000,000	Holdenby Capital Company LLC^	1.07	†	10/23/2003	9,993,461

10,000,000	HSBC Bank Canada^	1.22	†	02/04/2004	9,957,300

30,000,000	HSBC USA Incorporated	1.07	†	10/15/2003	29,987,517

35,000,000	Irish Life & Permanent plc^	1.10	†	12/10/2003	34,925,139

10,000,000	KBC Financial Products International Limited^	1.06	†	11/05/2003	9,989,694

20,000,000	KBC Financial Products International Limited^	1.08	†	11/12/2003	19,974,800

20,000,000	Lexington Parker Capital Corporation^	1.14	†	02/27/2004	19,905,633

15,000,000	Lexington Parker Capital Corporation^	1.16	†	03/02/2004	14,926,050

25,000,000	Natexis Banque Populaires	1.04	†	10/07/2003	24,995,667

35,000,000	National Bank of New Zealand International Limited^	1.09	†	12/15/2003	34,920,521

25,000,000	Neptune Funding Corporation^	1.18	†	02/03/2004	24,897,569

15,000,000	Ness LLC^	1.04	†	10/22/2003	14,990,900

20,000,000	Ness LLC^	1.05	†	10/24/2003	19,986,583

8,000,000	Network Rail Commercial Paper Finance plc^	1.03	†	10/20/2003	7,995,651

10,000,000	Network Rail Commercial Paper Finance plc^	1.01	†	12/18/2003	9,978,117

10,000,000	Perry III Funding Corporation^	1.00	†	10/02/2003	9,999,722

25,000,000	Perry III Funding Corporation^	1.13	†	03/03/2004	24,879,153

6

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

LIQUIDITY RESERVE MONEY MARKET FUND

Principal	Security Name	Interest Rate		Maturity Date	Value

Commercial Paper (continued)

$35,000,000	Regency Markets Number 1 LLC^	1.08	%†	12/19/2003	$34,917,050

35,000,000	Transamerica Asset Funding Corporation^	1.08	†	10/21/2003	34,979,000

9,900,000	White Pine Finance LLC^	1.25	†	10/14/2003	9,895,531

10,149,000	White Pine Finance LLC^	1.05	†	11/10/2003	10,137,159

Total Commercial Paper (Cost $762,705,715)					762,705,715

Discount Notes – Agency – 5.00%

Federal National Mortgage Association – 5.00%

40,000,000	FNMA	1.08	†	12/31/2003	39,890,800

25,000,000	FNMA	1.11	†	01/02/2004	24,928,313

Total Discount Notes – Agency (Cost $64,819,113)					64,819,113

Fixed Rate Note – Agency – 0.31%

Federal Home Loan Bank – 0.31%

4,000,000	FHLB	3.38		05/14/2004	4,049,388

Total Fixed Rate Note – Agency (Cost $4,049,388)					4,049,388

Fixed Rate Notes – Corporate – 1.16%

10,000,000	Liberty Lighthouse US Capital Company^	1.40		08/16/2004	9,999,564

5,000,000	Links Finance LLC	2.00		10/10/2003	5,000,000

Total Fixed Rate Notes – Corporate (Cost $14,999,564)					14,999,564

Floating Rate Commercial Paper – 1.93%

25,000,000	Liquid Funding Limited±	1.11		03/26/2004	25,000,000

Total Floating Rate Commercial Paper (Cost $25,000,000)					25,000,000

Floating Rate Funding Agreement – 0.77%

10,000,000	Bear Stearns Companies Incorporated±	1.11		04/05/2004	9,999,492

Total Floating Rate Funding Agreement (Cost $9,999,492)					9,999,492

Floating Rate Note – Agency – 1.93%

Federal Home Loan Mortgage Corporation – 1.93%

25,000,000	FHLMC±	1.04		02/04/2005	24,983,227

Total Floating Rate Note – Agency (Cost $24,983,227)					24,983,227

Floating Rate Notes – Corporate – 12.11%

6,000,000	Abbey National Treasury Services plc±	1.12		06/10/2004	6,000,000

4,000,000	American Express Centurion Bank±	1.12		12/23/2003	4,000,000

15,000,000	Bear Stearns Companies Incorporated±	1.56		10/22/2004	15,074,889

20,000,000	Belford US Capital Company±^	1.13		11/26/2003	19,999,387

10,000,000	CC (USA) Incorporated±^	1.07		07/01/2004	9,997,754

6,000,000	John Hancock Global Funding II±^	1.13		12/10/2003	5,999,892

10,000,000	John Hancock Global Funding II±^	1.24		08/30/2004	10,011,133

10,000,000	Liberty Lighthouse US Capital Company±^	1.11		02/27/2004	9,999,591

15,000,000	Liberty Lighthouse US Capital Company±^	1.09		07/19/2004	14,998,807

16,000,000	Merrill Lynch & Company Incorporated±	1.26		10/01/2003	16,000,000

10,000,000	Northern Rock plc±^	1.14		01/16/2004	10,000,000

7

WELLS FARGO MONEY MARKET FUNDS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003 (UNAUDITED)

LIQUIDITY RESERVE MONEY MARKET FUND

Principal	Security Name	Interest Rate	Maturity Date	Value

Floating Rate Notes – Corporate – (continued)

$10,000,000	Northern Rock plc±^	1.13%	02/11/2004	$9,958,253

10,000,000	Tango Finance Corporation±^	1.12	12/15/2003	10,000,000

15,000,000	White Pine Finance LLC±^	1.08	06/15/2004	14,997,669

Total Floating Rate Notes – Corporate (Cost $157,037,375)				157,037,375

Promissory Notes – 0.92%

5,000,000	Goldman Sachs Group Incorporated±	1.15	07/26/2004	5,000,000

7,000,000	Goldman Sachs Group Incorporated±	1.19	07/26/2004	7,000,000

Total Promissory Notes (Cost $12,000,000)				12,000,000

Repurchase Agreements – 4.56%

39,174,000	Bear Stearns & Company Incorporated – 102% Collateralized by US Government Securities	1.13	10/01/2003	39,174,000

20,000,000	Goldman Sachs Group Incorporated – 102% Collaterized by US Government Securities	1.16	10/01/2003	20,000,000

Total Repurchase Agreements (Cost $59,174,000)				59,174,000

Time Deposits – 6.94%

20,000,000	Banque Nationale de Paris	1.16	10/01/2003	20,000,000

35,000,000	ING Bank Brussels	1.18	10/01/2003	35,000,000

35,000,000	Rabobank Nederland Utrecht	1.16	10/01/2003	35,000,000

Total Time Deposits (Cost $90,000,000)				90,000,000

Total Investments In Securities (Cost $1,322,256,604)*	101.95%	$1,322,256,604

Other Assets and Liabilities, Net	(1.95)	(25,227,916)

Total Net Assets	100.00%	$1,297,028,688

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.
^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid by the Adviser based on procedures approved by the Board of Trustees.
±	Variable Rate Securities.
†	Yield to Maturity.

The accompanying notes are an integral part of these financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES — SEPTEMBER 30, 2003 (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

Liquidity Reserve Money Market

ASSETS

INVESTMENTS:
In securities, at amortized cost	$1,263,082,604
Repurchase Agreements, at cost	59,174,000
Cash	311
Receivable for dividends and interest and other receivables	667,512
Prepaid expenses and other assets	212,878

TOTAL ASSETS	1,323,137,305

LIABILITIES
Payable for investments purchased	24,928,313
Dividends Payable	113,425
Payable for investment adviser and affiliates (Note 3)	514,279
Payable to other related parties(1)	533,726
Accrued expenses and other liabilities	18,874

TOTAL LIABILITIES	26,108,617

TOTAL NET ASSETS	$1,297,028,688

NET ASSETS CONSIST OF:

Paid-in capital	$1,297,005,643
Undistributed (overdistributed) net investment income	0
Undistributed net realized gain (loss) on investments	23,045

TOTAL NET ASSETS	$1,297,028,688

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

Net Assets	$1,297,028,688
Shares outstanding	1,297,005,643
Net asset value and offering price per share	$1.00

(1)	Other related parties include the Fund’s trustees and distributor.

The accompanying notes are an integral part of these financial statements.

9

WELLS FARGO MONEY MARKET FUNDS	STATEMENT OF OPERATIONS — FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)

Liquidity Reserve Money Market

INVESTMENT INCOME
Interest	$7,166,686

TOTAL INVESTMENT INCOME	7,166,686

EXPENSES
Advisory fees	2,088,500
Administration fees (Note 3)	1,611,128
Custody	119,343
Shareholder servicing fees	1,491,786
Portfolio accounting fees	44,039
Distribution fees	1,491,786
Legal and audit fees	14,040
Registration fees	7,659
Trustees’ fees	3,195
Shareholder reports	501
Other	1,654

TOTAL EXPENSES	6,873,631

LESS:
Waived fees and reimbursed expenses (Note 3)	(894,929)

Net Expenses	5,978,702

NET INVESTMENT INCOME (LOSS)	1,187,984

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,187,984

The accompanying notes are an integral part of these financial statements.

10

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

	LIQUIDITY RESERVE MONEY MARKET
	(Unaudited) For the Six Months Ended September 30, 2003	For the Period from July 31, 2002 to March 31, 2003(1)

INCREASE (DECREASE) IN NET ASSETS
Beginning net assets	$1,054,549,239	$0

OPERATIONS:
Net investment income (loss)	1,187,984	3,521,099
Net realized gain (loss) on sale of investments	0	23,045

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,187,984	3,544,144

Distributions to shareholders:
From net investment income	(1,187,984)	(3,521,099)

Capital shares transactions:
Proceeds from shares sold – Investor Class	535,789,475	1,376,644,127
Reinvestment of dividends – Investor Class	1,381,093	3,214,473
Cost of shares redeemed – Investor Class	(294,691,119)	(325,332,406)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS – INVESTOR CLASS	242,479,449	1,054,526,194

INCREASE (DECREASE) IN NET ASSETS	242,479,449	1,054,549,239

NET ASSETS:

ENDING NET ASSETS	$1,297,028,688	$1,054,549,239

Shares Issued and Redeemed:
Shares sold – Investor Class	535,789,475	1,376,644,127
Shares issued in reinvestment of dividends – Investor Class	1,381,093	3,214,473
Shares redeemed – Investor Class	(294,691,119)	(325,332,406)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING – INVESTOR CLASS	242,479,449	1,054,526,194

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	$0	$0

(1)	Fund commenced operations on July 31, 2002.

The accompanying notes are an integral part of these financial statements.

11

WELLS FARGO MONEY MARKET FUNDS	FINANCIAL HIGHLIGHTS

	Beginning Net Asset Value Per Share	Net Investment Income	Net Realized and Unrealized Gain on Investments	Dividends From Net Investment Income

LIQUIDITY RESERVE MONEY MARKET FUND

INVESTOR CLASS
April 1, 2003 to September 30, 2003 (Unaudited)	$1.00	0.00	0.00	0.00
July 31, 2002(2) to March 31, 2003	$1.00	0.00	0.00	0.00

The accompanying notes are an integral part of these financial statements.

12

FINANCIAL HIGHLIGHTS	WELLS FARGO MONEY MARKET FUNDS

Distributions From Net Realized Gains	Ending Net Asset Value Per Share	Ratio To Average Net Assets (Annualized)(1)			Total Return(3)	Net Assets at End of Period (000’s Omitted)
		Net Investment Income	Net Expenses	Gross Expenses

0.00	$1.00	0.20%	1.00%	1.15%	0.10%	$1,297,029
0.00	$1.00	0.64%	0.92%	1.07%	0.46%	$1,054,549

13

WELLS FARGO MONEY MARKET FUNDS	NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

(1)	During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2)	Commencement of operations.

(3)	Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	WELLS FARGO MONEY MARKET FUNDS

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 68 separate series. These financial statements present the Liquidity Reserve Money Market Fund (the “Fund”), a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITIES TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Fund’s custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Fund are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2003.

15

WELLS FARGO MONEY MARKET FUNDS	NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect and wholly-owned subsidiary of Wells Fargo & Company serves as adviser to the Fund and is responsible for implementing the investment policies and guidelines for the Fund, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund. Pursuant to the advisory contract, Funds Management has agreed to provide the Fund with daily portfolio management for which it is entitled to be paid a monthly advisory fee at the annual rate of 0.35% of the Fund’s average daily net assets.

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, acts as investment sub-adviser to the Fund and is responsible for the day-to-day portfolio management of the Fund. Wells Capital Management is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Fund, a monthly fee at the annual rate of 0.05% of the Fund’s average daily net assets up to $1 billion and 0.04% of the Fund’s average daily net assets in excess of $1 billion.

Through February 28, 2003, the Trust had entered into an Administration Agreement with Funds Management on behalf of the Fund. Under the Administration Agreement, Funds Management acted as administrator to the Fund and was entitled to receive, on a monthly basis, fees at the annual rate of 0.15% of the Fund’s average daily net assets.

The Trust had also entered into an agreement with Boston Financial Data Services, Inc. (“BFDS”) as the transfer agent for the Trust. Under the agreement, BFDS was entitled to receive from the Fund a per-account fee plus transaction fees, certain out-of-pocket costs and a complex based fee.

Effective March 1, 2003, the Trust has entered into a new Administration Agreement with Funds Management on behalf of the Fund. Under this Agreement, for providing administrative services, which now includes paying the Fund’s fees and expenses for services provided by the Fund’s transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive an annual fee of 0.27% of the average daily net assets of the Fund.

Funds Management has committed to reimburse the Fund for some of its operating expenses or to waive a portion of the fees payable to it in order to maintain a certain operating expense ratio. Funds Management has committed through July 31, 2004 to maintain the current net operating expense ratio for the Fund. Actual reimbursements and waivers can have a positive effect on performance information. For the six months ended September 30, 2003, Funds Management waived a portion of the Fund’s expenses, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected. Expense waiver information is included in the Fund’s Statement of Operations.

Effective the first quarter of 2003, PFPC, Inc. (“PFPC”) serves as fund accountant for the Fund. For these services, PFPC is entitled to receive an annual asset based fund fee, an annual fixed fee of $20,000 from the Fund and is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC, Forum Accounting Services, LLC served as fund accountant and was entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of the Fund, and was reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

The Trust has entered into a contract on behalf of the Fund with Wells Fargo Bank Minnesota, N.A. (“Wells Fargo Bank, MN”), whereby Wells Fargo Bank, MN is responsible for providing custody services for the Fund. Pursuant to the contract, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of the Fund.

On behalf of the Fund, the Trust may enter into servicing agreements with certain financial institutions, securities dealers, and other industry professionals (collectively, “Shareholder Servicing Agents”) for the provision of certain services to Fund shareholders. For the services provided pursuant to a Shareholder Servicing Agreement, the Fund may pay each Shareholder Servicing Agent an annual fee of up to 0.25% of the average daily net asset value of the Fund’s shares beneficially owned by customers of the Shareholder Servicing Agent.

The Trust has adopted a Distribution Plan (the “Plan”) on behalf of the Fund pursuant to Rule 12b-1 under the 1940 Act for the Investor Class shares of the Fund. The Plan provides that the Fund may pay to Stephens Inc. (“Stephens”), as compensation for distribution-related services or as reimbursement for distribution-related expenses, an annual fee of up to 0.25% of the Fund’s average daily net assets attributable to the Investor Class. The annual fee is paid monthly based on the average daily net assets attributable to the Class. The distribution fees paid on behalf of the Fund for the six months ended September 30, 2003 are disclosed on the Statement of Operations.

16

BOARD OF TRUSTEES	WELLS FARGO MONEY MARKET FUNDS

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (“Trustees”) of the Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of the Fund. Each of the Trustees listed below acts in identical capacities for each of the 92 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex”). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 20th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES **

Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Robert C. Brown 72	Trustee since 1992	Retired. Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation until February 1999.	None

J. Tucker Morse 59	Trustee since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	None

NON-INTERESTED TRUSTEES
Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Thomas S. Goho 61	Trustee since 1987	Wake Forest University, Calloway School of Business and Accountancy, Benson-Pruitt Professorship since 1999, Associate Professor of Finance 1994 – 1999.	None

Peter G. Gordon 61	Trustee since 1998 (Lead Trustee since 2001)	Chairman, CEO, and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	None

Richard M. Leach 70	Trustee since 1987	Retired. Prior thereto, President of Richard M. Leach Associates (a financial consulting firm).	None

Timothy J. Penny 51	Trustee since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	None

Donald C. Willeke 63	Trustee since 1996	Principal in the law firm of Willeke & Daniels.	None

17

WELLS FARGO MONEY MARKET FUNDS	BOARD OF TRUSTEES

OFFICERS

Name and Age	Position held and length of service	Principal occupations during past five years	Other Directorships
Karla M. Rabusch 44	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to March 2003. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000.	None

Stacie D. DeAngelo 34	Treasurer, since 2003	Vice President of Wells Fargo Bank, N.A. Vice President of Operations for Wells Fargo Funds Management, LLC. Prior thereto, Operations Manager at Scudder Weisel Capital, LLC (2000 to 2001), Director of Shareholder Services at BISYS Fund Services (1999 to 2000) and Assistant Vice President of Operations with Nicholas-Applegate Capital Management (1993 to 1999).	None

C. David Messman 43	Secretary, since 2000	Vice President and Counsel of Wells Fargo Bank, N.A. since January 1996. Vice President and Secretary of Wells Fargo Funds Management, LLC since March 2001.	None

*	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
**	Currently, two of the seven Trustees are considered “interested persons” of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
***	Length of service dates reflects a Trustee’s commencement of service with the Trust’s predecessor entities.

18

LIST OF ABBREVIATIONS	WELLS FARGO MONEY MARKET FUNDS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments

ADR	— American Depository Receipts

AMBAC	— American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

ARM	— Adjustable Rate Mortgages

BART	— Bay Area Rapid Transit

CDA	— Community Development Authority

CDSC	— Contingent Deferred Sales Charge

CGIC	— Capital Guaranty Insurance Company

CGY	— Capital Guaranty Corporation

CMT	— Constant Maturity Treasury

COFI	— Cost of Funds Index

Connie Lee	— Connie Lee Insurance Company

COP	— Certificate of Participation

CP	— Commercial Paper

CTF	— Common Trust Fund

DW&P	— Department of Water & Power

DWR	— Department of Water Resources

EDFA	— Education Finance Authority

FGIC	— Financial Guaranty Insurance Corporation

FHA	— Federal Housing Authority

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

FRN	— Floating Rate Notes

FSA	— Financial Security Assurance, Inc

GNMA	— Government National Mortgage Association

GO	— General Obligation

HFA	— Housing Finance Authority

HFFA	— Health Facilities Financing Authority

IDA	— Industrial Development Authority

LIBOR	— London Interbank Offered Rate

LLC	— Limited Liability Corporation

LOC	— Letter of Credit

LP	— Limited Partnership

MBIA	— Municipal Bond Insurance Association

MFHR	— Multi-Family Housing Revenue

MUD	— Municipal Utility District

MTN	— Medium Term Note

PCFA	— Pollution Control Finance Authority

PCR	— Pollution Control Revenue

PFA	— Public Finance Authority

PLC	— Private Placement

PSFG	— Public School Fund Guaranty

RAW	— Revenue Anticipation Warrants

RDA	— Redevelopment Authority

RDFA	— Redevelopment Finance Authority

R&D	— Research & Development

SFMR	— Single Family Mortgage Revenue

STEERS	— Structured Enhanced Return Trust

TBA	— To Be Announced

TRAN	— Tax Revenue Anticipation Notes

USD	— Unified School District

V/R	— Variable Rate

WEBS	— World Equity Benchmark Shares

19

More information about Wells Fargo Funds® is available free upon request. To obtain literature, please write or call:

Wells Fargo Funds

PO Box 8266

Boston, MA 02266-8266

Wells Fargo Funds Investor Services: 1-800-222-8222 or visit our Web site at www.wellsfargofunds.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly-owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by Stephens Inc., Member NYSE/SIPC. Wells Fargo & Company and its affiliates are not affiliated with Stephens Inc.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE	SAR 027 (11/03)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5-6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	CONTROLS AND PROCEDURES

(a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch President

Date: November 24, 2003

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Stacie D. DeAngelo

Stacie D. DeAngelo Treasurer

Date: November 24, 2003